                                                     Registration No. 33-30198

                                                            File No. 811-05867

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /  X  /

      PRE-EFFECTIVE AMENDMENT NO.        ___
/      /

      POST-EFFECTIVE AMENDMENT NO.        32                            /  X
/

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940                                                           /  X
/

      Amendment No.  33                                                 /  X
/

                        OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
-------------------------------------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                 6803 South Tucson Way, Centennial, Colorado
                                80112-3924
-------------------------------------------------------------------------------------------------------------
          (Address of Principal Executive Offices)         (Zip Code)

                                (303) 768-3200
-------------------------------------------------------------------------------------------------------------
              (Registrant's Telephone Number including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                 Two World Financial Center, 225 Liberty Street, 11th Floor,
                            New York, New York 10281-1008
------------------------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On   September   27,  2006,   pursuant  to

paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On   November   28,  2005,   pursuant  to paragraph (a)(1)
[   ] 75 days after filing, pursuant to paragraph (a)(2)
[   ] On _________________, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ]     This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer New Jersey Municipal Fund

Prospectus dated September 27, 2006

                                          Oppenheimer New Jersey Municipal
                                          Fund is a mutual fund that seeks
                                          current income exempt from federal
                                          and New Jersey personal income taxes
                                          while attempting to preserve
                                          capital.  It invests mainly in
                                          municipal securities.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks.  It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
                                          Prospectus carefully before you
As with all mutual funds, the             invest and keep it for future
Securities and Exchange Commission        reference about your account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete.  It is a
criminal offense to represent
otherwise.

                                                                          1234

                                                                     [OppenheimerFunds logo]

Contents
            About The Fund
--------------------------------------------------------------------------------------------

            The Fund's Investment Objective and Principal Investment Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
_______________________________________________________________________________

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights
--------------------------------------------------------------------------------------------

About the Fund
--------------------------------------------------------------------------------------------

The Fund's Investment Objective and Principal Investment Strategies

--------------------------------------------------------------------------------------------

What Is A Municipal Security? A municipal security is essentially a loan by the buyer to the issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income taxes.
--------------------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks as high a level of current interest income  exempt from  federal and New Jersey  income  taxes for  individual  investors  as is consistent with preservation of capital.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in New Jersey municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal and New Jersey individual income taxes.  These securities primarily include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (short-term obligations), and interests in
municipal leases.   Most of the securities the Fund buys must be "investment-grade" (rated in one of the four highest rating categories of national rating organizations, such as
Moody's Investors Services ("Moody's") although the Fund also can hold up to 25% of its total assets in lower-grade securities (sometimes called "junk bonds")).  Under normal market conditions, the Fund attempts to invest 100% of its net assets in municipal securities, and as a fundamental policy, invests at least 80% of its net assets (plus borrowings for investment purposes) in New Jersey municipal securities. This includes securities that generate income subject to the alternative minimum tax.

      New Jersey municipal securities are municipal securities that are not subject to New
Jersey personal income tax in the opinion of bond counsel to the issuer at the time the security is issued.  They include obligations issued by the State of New Jersey and its political subdivisions.  They also include debt obligations of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to New Jersey personal income tax.

      The Fund does not limit its investments to securities of a particular maturity range, and may hold short-, intermediate- and long-term securities.  However, it currently focuses on longer-term securities to seek higher yields. These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?  In selecting securities for the Fund, the portfolio managers look primarily for New Jersey municipal securities using a variety of factors that may change over time and may vary in particular cases.  The portfolio managers currently look for:

            |_|  Securities that provide high current income

|_|   A wide  range of  securities  of  different  issuers  within  the state  (and  certain possessions,  territories and commonwealths of the United States),  including different agencies and municipalities, to spread risk
|_|   Securities having favorable credit characteristics
|_|   Special situations that provide opportunities for value
|_|   Unrated bonds that might provide high income
|_|   Securities of smaller issuers that might be overlooked by other investors and funds
|_|   Special situations of higher rated bonds that provide opportunities for above average income with limited volatility
|_|   Securities across a wide range of municipal sectors, coupons and revenue sources.

      The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal and New Jersey personal income taxes.  The Fund does not seek capital gains or growth.  Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.  There is also the risk that poor security selection by OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having a similar objective. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

CREDIT RISK.  Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. Because the Fund can invest as much as 25% of its total assets in municipal securities below investment-grade to seek higher income, the
Fund's credit risks are greater than those of funds that buy only investment-grade bonds.
A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Special Credit Risks of Lower-Grade Securities. Municipal securities that are rated below investment-grade (these are sometimes called "junk bonds") usually offer higher yields than investment grade securities but are subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers might not meet their debt obligations. They also may not have an active trading market, which means that they would be less liquid than investment-grade securities making it harder for the
Fund to sell them at an acceptable price.

INTEREST RATE RISK.  Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise.  When interest rates fall, the income the Fund earns on its investments, and the Fund's distributions to shareholders, may decline. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount.

      The magnitude of these price changes is generally greater for bonds with longer maturities.  When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change.  Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income. The Fund currently focuses on longer-term securities to seek higher income.
Therefore, its share prices may fluctuate more when interest rates change.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:
(i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the MSA revenue and the applicable state's appropriation pledge.

      |X|   Tobacco Settlement Revenue Bonds.  The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement, reached out of court in November 1998, between 46 states and six other
      U.S. jurisdictions (including Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers (Phillip Morris, RJ Reynolds, Brown & Williamson, and Lorillard).
      Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as several other factors.
      The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.
      The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information ("SAI") contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, each Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states,
      "subject to appropriation bonds" (also referred to as "appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA Tobacco
      Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

Taxability Risk--The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.
Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

RISKS OF NON-DIVERSIFICATION.  The Fund is "non-diversified." That means that compared to diversified funds, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the State of New Jersey (or governments of certain possessions, territories and commonwealths of the United States).  Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of one state, could result in greater fluctuations of the
Fund's share prices due to economic, regulatory or political problems in New Jersey (or governments of certain possessions, territories and commonwealths of the United States).

RISKS OF DERIVATIVE INVESTMENTS.  The Fund can use derivatives to seek increased returns or to try to hedge investment risks.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  "Inverse floaters" are examples of derivatives the Fund can use.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected them to perform.  If that happens, the Fund will get less income than expected, its hedge might be unsuccessful, and its share price could decline.  To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.
However, using derivatives can increase the volatility of the Fund's share prices.  Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

      When the Fund invests in certain derivatives, for example, inverse floaters with
"shortfall" agreements (as discussed below) and swaps, the Fund must segregate cash or readily marketable short-term debt instruments in an amount equal to the obligation.

INVERSE FLOATERS.  Variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes.  As short term interest rates rise, inverse floaters produce less current income, and their market value can become volatile.  As short term interest rates fall, inverse floaters produce more current income. Inverse floaters are a type of "derivative security."  Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income.  If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless.  Under certain circumstances, the Fund may enter into an agreement with the sponsor of an inverse floater that commits the Fund to reimburse the sponsor the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security. Although entering into this type of "shortfall" agreement would expose the Fund to the risk that it may be required to make a reimbursement of the type described above, the Fund may receive higher interest payments than under a typical inverse floater and generally is able to defer recognizing any loss on an inverse floater covered by the agreement. The Fund can invest up to 20% of its total assets in inverse floaters.

HOW RISKY IS THE FUND OVERALLl? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      The value of the Fund's investments will change over time due to a number of factors.  They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.  The Fund focuses its investments in New Jersey municipal securities and is non-diversified.  It will therefore be vulnerable to the effects of economic changes that affect New Jersey governmental issuers.  These changes can affect the value of the Fund's investments and its prices per share.  In the
OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risks than money market funds.

      An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the
Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be
higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of December 31 each year)

[See appendix to prospectus for data in bar chart showing annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/06 through 6/30/06, the cumulative return (not annualized) before taxes for Class A shares was 2.05%.

During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 6.59% (2Qtr03) and the lowest return (not annualized) before taxes for a calendar quarter was -4.73% (1Qtr03).

 -----------------------------------------------------------------------------

 Average Annual Total
 Returns for the periods

 ended December 31, 2005              1 Year        5 Years       10 Years

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class A Shares (inception

 3/1/94)                               4.87%         6.79%          5.55%
 Return Before Taxes                   4.87%         6.79%          5.53%
 Return After Taxes on
 Distributions                         5.11%         6.59%          5.48%
 Return After Taxes on
 Distributions and Sale of Fund
 Shares

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Lehman Brothers Municipal Bond
 Index (reflects no deductions

 for fees, expenses or taxes)          3.51%         5.59%        5.71%(1)

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Class B Shares (inception 3/1/94)     4.24%         6.71%          5.61%

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Class C Shares (inception             8.25%         7.03%          5.27%

 8/29/95)
 -----------------------------------------------------------------------------

1 From 12/31/95.
The Fund's average annual total returns include applicable sales charges: for Class A, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B 10 years performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.
The performance of the Fund's shares is compared to the Lehman Brothers Municipal Bond
Index, an unmanaged index of a broad range of investment-grade municipal bonds. The index includes municipal securities from many states while the Fund focuses on New Jersey
municipal securities.   The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.  The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

      The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The numbers below are based on the Fund's expenses during its fiscal year ended
July 31, 2006.

---------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                  Class A Shares  Class B Shares  Class C Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum  Sales  Charge  (Load) on
purchases   (as  %  of   offering      4.75%           None            None
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum   Deferred  Sales  Charge
(Load)  (as % of the lower of the     None(1)          5%(2)          1%(3)
original    offering   price   or
redemption proceeds)
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                    Class A    Class B Shares   Class C Shares
                                     Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Management Fees(4)                   0.55%          0.55%            0.55%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Distribution    and/or    Service    0.15%          0.90%            0.90%
(12b-1) Fees

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Other Expenses                       0.20%          0.24%            0.21%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total      Annual       Operating    0.90%          1.69%            1.66%

Expenses(4)
---------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees and accounting and legal expenses that the Fund pays.  The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. The Fund's actual expenses did not exceed this fee limitation during the fiscal year.

1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares.  See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase.  The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

4.    Prior to January 1, 2006, the Manager had voluntarily waived a portion of its management fee so that "Management Fees" did not exceed 0.40% for each class of shares.
   After giving effect to the Manager's waiver, "Management Fees" for the fiscal year ended
   July 31, 2006 were 0.49 for Class A and C and 0.47% for Class B and the "Total Annual
   Operating Expenses" were 0.84% for Class A, 1.61% for Class B and 1.60% for Class C.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods.  The second example assumes you keep your shares.  Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same.  Your actual costs may be higher or lower because expenses will vary over time.
Based on these assumptions your expenses would be as follows:

---------------------------------------------------------------------------------
If shares are redeemed:     1 year      3 years      5 years        10 years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares               $563         $750         $952          $1,535

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares               $673         $837        $1,125       $1,606(1)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares               $270         $528         $910          $1,981

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
If    shares    are   not   1 year      3 years      5 years        10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares               $563         $750         $952          $1,535

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares               $173         $537         $925        $1,606(1)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares               $170         $528         $910          $1,981

---------------------------------------------------------------------------------
In the  first  example,  expenses  include  the  initial  sales  charge  for Class A and the applicable  Class B and Class C contingent  deferred sales charges.  In the second  example, the Class A expenses  include  the sales  charge,  but Class B and Class C  expenses  do not include contingent deferred sales charges.
1.    Class B expenses  for years 7 through 10 are based on Class A expenses  since  Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described in this prospectus.

      The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased.  However, changes in the overall market prices of municipal securities and the income they pay can occur at any time.  The yield and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events.  The SAI contains more detailed information about the
Fund's investment policies and risks.

Municipal Securities.  The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.  These debt obligations are issued by state governments, as well as their political subdivisions (such as cities, towns and counties), and their agencies and authorities.  New Jersey municipal securities are municipal securities that are not subject to New Jersey personal income tax in the opinion of bond counsel to the issuer at the time the security is issued.  They include obligations issued by the State of New Jersey and its political subdivisions.  They also may include debt obligations of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to New Jersey personal income tax.

The Fund can also buy other municipal securities issued by the governments of the District of Columbia and of other states, as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the
United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).
Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Fund held such a bond, it might have to distribute taxable ordinary income dividends or reclassify as taxable income previously distributed as exempt-interest dividends.

Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities.  The Fund can buy both long-term and short-term municipal securities.
For purposes of this Prospectus, long-term securities have a maturity of more than one year.  The Fund generally focuses on longer-term securities to seek higher income.

The Fund can buy municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference item for investors subject to the federal alternative minimum tax. The Fund selects investments without regard to this type of tax treatment.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain "non-appropriation"
clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment.  Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals.
Floating rates are automatically adjusted in relation to a specified market rate, such as the prime rate of a bank or the ninety one (91) day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its investment.

Ratings of Municipal Securities the Fund Buys.  Most of the municipal securities the Fund buys are "investment-grade" at the time of purchase. The Fund can invest up to 25% of its total assets in municipal securities that at the time of purchase are not
"investment-grade." Securities that are rated below "investment-grade" are those rated below "Baa" by Moody's, or lower than "BBB" by Standard & Poor's Rating Services, or comparable ratings by other nationally recognized rating organizations, or (if unrated)
judged by the Manager to be comparable to securities rated below investment-grade.  Rating definitions of rating organizations are described in the SAI. If the rating of a security is reduced after the Fund buys it, the Fund is not required automatically to dispose of that security.  However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      The Manager relies to some extent on credit ratings by nationally recognized rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio.  It also uses its own research and analysis to evaluate risks.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

      The Fund can invest a significant portion of its assets in unrated securities.  If a security the Fund buys is not rated, the Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization. Some of these unrated securities may not have an active trading market, which means that the Fund might have difficulty valuing them and selling them promptly at an acceptable price.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can
change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment policies that are fundamental policies are listed in the SAI.  An investment policy or technique is not fundamental unless this Prospectus or the SAI says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Manager might not always use all of them.
These techniques have risks, although some are designed to help reduce overall investment or market risk.

|X|   Borrowing for Leverage.  The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage," in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings.  The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest rate changes.  The interest on borrowed money is an expense that might reduce the
Fund's yield.

"When-Issued" and "Delayed Delivery" Transactions.  The Fund can purchase municipal securities on a "when-issued" basis and can purchase or sell such securities on a "delayed delivery" basis.  Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment.  There is a risk of loss to the
Fund if the value of the when-issued security declines prior to the settlement date.

Puts and Stand-By Commitments.  The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities.  These investments give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank.  However, a security having this feature may have a lower interest rate.  The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid securities and cannot invest more than 10% of its net assets in restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to those limits. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Hedging.  The Fund can buy and sell futures contracts, put and call options, or enter into interest rate swap agreements. These are all referred to as "hedging instruments."  The
Fund does not use hedging instruments for speculative purposes and has limits on its use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its investment objective.

Hedging involves risks.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

Portfolio  Turnover.  A change  in the  securities  held by the Fund is known as  "portfolio turnover."  The Fund can  engage  in active  and  frequent  trading  to try to  achieve  its objective,  and may have a high  portfolio  turnover  rate (for example,  over 100%).  While increased  portfolio  turnover creates higher  brokerage and transactions  cost for the Fund
(and may reduce performance),  in most cases the Fund does not pay brokerage  commissions on debt  securities  it buys.  If the Fund  realizes  capital gains when it sells its portfolio investments,  it  generally  must pay those  gains  out to  shareholders,  increasing  their taxable  distributions.  The Financial  Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

Temporary Defensive and Interim Investments.  In times of unstable or adverse market, political or economic conditions, the Fund can invest up to 100% of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies.  Generally, the Fund's defensive investments will be short-term municipal securities, but could be U.S. government securities or highly-rated corporate debt securities.  The income from some temporary defensive investments might not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective. These are referred to as interim investments.

Under normal market conditions, the Fund can also hold these types of investments for cash management purposes pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made.  The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities and Exchange Commission (the "SEC") no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the SEC.
Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

How the Fund is Managed

THE MANAGER.  OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to certain policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of June
30, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts.
The Manager is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40%
      of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.  As a result of the Manager's voluntary waiver of certain Fund management fees prior to January 1, 2006, the Fund's management fee for its last fiscal year ended July 31, 2006 was 0.49% of average annual net assets for Class
      A and C shares and 0.47% for Class B shares. That waiver was withdrawn effective
      January 1, 2006. Without the Manager's voluntary waiver, the Fund's management fee for the same period would have been 0.55%

            A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Semi-Annual
      Report to shareholders for the six month period ended July 31, 2006.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Ronald H. Fielding, Daniel G. Loughran, Scott Cottier, Troy
Willis, Mark DeMitry, Marcus Franz and Michael Camarella, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Vice President of the Fund and a Senior Portfolio Manager of
     the Fund since July 2002.  Mr. Fielding has been a Senior Vice President of the
     Manager since January 1996 and Chairman of the Rochester Division of the Manager since
     January 1996.   He is a portfolio manager and officer of other funds in the
     OppenheimerFunds complex.  Mr. Fielding is the chief strategist and a trader for the
     Fund.

     Mr. Loughran has been a Vice President of the Fund since October 2005; a Senior
     Portfolio Manager of the Fund since July 2005; and a Portfolio Manager of the Fund since July 2002.  Mr. Loughran has been a Vice President of the Manager since April
     2001 and has been a portfolio manager with the Manager since 1999.  He is a portfolio manager and officer of other funds in the OppenheimerFunds complex.  Mr. Loughran is the lead manager and a trader for the Fund.

     Mr. Cottier has been a Vice President of the Fund since October 2005 and Senior
     Portfolio Manager of the Fund and Vice President of the Manager since 2002.  Prior to joining the Manager in 2002, Mr. Cottier was a portfolio manager and trader at Victory
     Capital Management from 1999 to 2002.  He is a portfolio manager and officer of other funds in the OppenheimerFunds complex.  Mr. Cottier is both a portfolio manager and a trader for the Fund.

     Mr. Willis has been a Vice President of the Fund since October 2005; Senior Portfolio
     Manager of the Fund since January 2006; a Portfolio Manager of the Fund since 2003;
     and an Assistant Vice President of the Manager since July 2005.  Prior to joining the
     Manager in 2003, Mr. Willis was a Corporate Attorney for Southern Resource Group from
     1999 to 2003.  He is a senior portfolio manager of other funds in the OppenheimerFunds complex. Mr. Willis is both a portfolio manager and a trader for the Fund.

     Mr. DeMitry has been an Associate Portfolio Manager of the Fund since September 2006;
     a research analyst of the Manager since June 2003; a credit analyst of the Manager from July 2001 to May 2003; and an Associate Regional Sales Representative of the
     Manager from December 2000 to June 2001.  Mr. DeMitry is also a trader for the Fund and other Oppenheimer funds.

     Mr. Franz has been an Associate Portfolio Manager of the Fund since September 2006 and a research analyst of the Manager since June 2003.  Prior to joining the Manager, Mr.
     Franz was a summer intern in the Securities Division at TIAA-CREF from June 2002 to
     September 2002; and Senior Commercial Credit Analyst at M&T Bank from June 1999 to
     September 2001. Mr. Franz is also a trader for the Fund and other Oppenheimer funds.

     Mr. Camarella has been a research analyst of the Manager since February 2006.  Mr.
     Camarella was a credit analyst of the Manager from June 2003 to January 2006.  Prior to joining the Manager, he was employed as an Investment Banking Analyst for Wachovia
     Securities in Charlotte, North Carolina. Mr. Camarella is also a trader for the fund and other Oppenheimer funds.

     Additional information about the Fund's Portfolio Management Team, including compensation, other accounts managed and ownership of Fund shares, is provided in the SAI.

Pending Litigation.  A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the
     U.S. District Court for the Southern District of New York on January 10, 2005 and
     was amended on March 4, 2005.  The complaint alleged, among other things, that the
     Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the
     Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys'
     fees and litigation expenses.

     In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the
     Manager and the Transfer Agent was dismissed with prejudice by court order dated April
     5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

     The Manager  believes  that it is premature to render any opinion as to the  likelihood of an outcome unfavorable to it, the funds, the  Distributors/Trustees  or the Officers on the appeal of the decisions of the district  court,  and that no estimate can yet be made with any  degree of  certainty  as to the amount or range of any  potential  loss.
     However,  the Manager  believes  that the  allegations  contained in the  complaint are without merit and that there are  substantial  grounds to sustain the district  court's rulings.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new account application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to
      P.O. Box 5270, Denver, Colorado 80217. If you do not list a dealer on the application, Class A shares are your only option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the
      Fund is appropriate for you. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for
      shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated
      Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink,"
      below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an
      Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the SAI.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:

o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the SAI), or government allotment plan, you can make an initial investment for as little as
      $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o     The minimum investment requirement does not apply to reinvesting dividends from the
      Fund or other Oppenheimer funds (a list of them appears in the SAI, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in
Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus are to "Eastern time."

            The net asset value per share for a class of shares on a "regular business day"
      is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

            The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation
      Committee.  Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the
      Fund's portfolio securities, although it may not always be able to accurately determine such values.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its NAV per share.

            If, after the close of the principal market on which a security held by the
      Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the Distributor or its designated agent must receive your order, in proper form as described in this
      Prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE (normally 4:00 p.m. Eastern time). If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

--------------------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.
If you do not choose a class, your investment will be made in Class A shares.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?"
      below.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within
      12 months of buying them, you will normally pay a contingent deferred sales charge of
      1.0%, as described in "How Can You Buy Class C Shares?" below.
--------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.
      For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or
      Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on
      Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

            If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  The
      Distributor will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing  for the  Longer  Term.  If you are  investing  less than  $100,000  for the longer-term,  and do not expect to need  access to your  money for six years,  Class B shares may be appropriate.

Are There  Differences in Account Features That Matter to You? Some account features may not be available to Class B and Class C shareholders.  Other features may not be advisable
      (because of the effect of the contingent  deferred sales charge) for Class B and Class
      C  shareholders.  Therefore,  you  should  carefully  review  how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class
      A shares, such as the Class B and Class C asset-based sales charge described below and in the SAI. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or held for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the SAI.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers.
The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
    Amount of Purchase    Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.25%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.80%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the SAI details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the
Fund's "Right of Accumulation" or a "Letter of Intent." The Fund reserves the right to modify or to cease offering these programs at any time.

Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class B or Class C shares of the
      Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on
      which you have not paid a sales charge will not be counted for this purpose.
      In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts
      (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the
      Right of Accumulation at the time of your purchase.

      To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible
      Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor.  A Letter of Intent is a
      written statement of your intention to purchase a specified value of Class A,
      Class B or Class C shares of the Fund or other Oppenheimer funds over a
      13-month period. The total amount of your intended purchases of Class A, Class
      B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a Letter of Intent.  Your Class A shares of Oppenheimer Money Market Fund, Inc.
      or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

      If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose.  Please refer to "How to Buy
      Shares - Letters of Intent" in the Fund's SAI for more complete information.

OTHER SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  The Fund and the Distributor
offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other
      Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to
      Exchange Shares" in this Prospectus and in the SAI for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

Reinvestment Privilege.  Within six months of a redemption of certain Class A and
      Class B shares, the proceeds may be reinvested in Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of
      Class A shares that were subject to an initial sales charge or Class A or Class
      B shares that were subject to a contingent deferred sales charge when redeemed.
      The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
Other Special Reductions and Waivers. The Fund and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix C to the SAI, which may be ordered by calling 800.225.5677 or through the
      OppenheimerFunds website, at www.oppenheimerfunds.com (follow the hyperlinks:
      "Access Accounts and Services" - "Forms & Literature" - "Order Literature" -
      Statements of Additional Information").  A description of these waivers and special sales charge arrangements is also available for viewing on the
      OppenheimerFunds website (follow the hyperlinks:  "Research Funds" - "Fund
      Documents" - "View a description...").  To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of
      Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50%
      of purchases of $1 million or more. That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption
      (excluding shares purchased by reinvestment of dividends or capital gain distributions); or

o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge.  However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------
               In the table,  a "year" is a 12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the
      Class B Distribution and Service Plan, described below.  The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the SAI.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The
Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund.
      The Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change.  The
      Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted
      Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares.  The Distributor also receives a service fee of up to 0.15% per year under each plan.  However, the
      Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.15% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.85% of the purchase price of
      Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price.  The
      Distributor normally retains the Class B asset-based sales charge.  See the SAI for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of
      Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 0.90% of the purchase price.  The
      Distributor normally pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The
      Distributor normally retains the Class C asset-based sales charge during the first year after the Class C shares are purchased. See the SAI for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager and the
Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or
Distributor from their own resources are not reflected in the tables in the section called
"Fees and Expenses of the Fund" in this Prospectus because they are not paid by the Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing
so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as
"distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing."
Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the
Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments.
Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the
Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the Transfer Agent to
financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others.
These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The SAI contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH)
member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the
Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.  After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent.  AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a
Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling
      1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another
      OppenheimerFunds account you have already established by calling the special
      PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.
      Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration
(and the dealer of record) may request certain account transactions through a special section of that website.  To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis.  Please call the Transfer Agent or consult the SAI for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received by the
Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The
Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal
Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a
$10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed
(with a signature guarantee) by all owners of the account and returned to the Transfer
Agent so that checks can be sent to you to use.  Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call
1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a
      $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the
NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days.
You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on PhoneLink, call
      1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on
      AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish
      AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the SAI and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A contingent  deferred sales charge will be based on the lesser of the net asset value of the  redeemed  shares  at the time of  redemption  or the  original  net asset  value.  A contingent deferred sales charge is not imposed on:
o     the amount of your account  value  represented  by an increase in net asset value over the initial purchase price,
o     shares purchased by the reinvestment of dividends or capital gains distributions, or
o     shares redeemed in the special circumstances described in Appendix C to the SA I.

      To determine whether a contingent deferred sales charge applies to a redemption, the
Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the
Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege.  For example, you can exchange Class A shares of the Fund only for Class A shares of another fund.  To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.

   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After the account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.

   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging.  An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the SAI or you can obtain a list by calling a service representative at
1.800.225.5677.  The funds available for exchange can change from time to time.

      A contingent  deferred sales charge (CDSC) is not charged when you exchange  shares of the Fund for shares of another  Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding  period,  the holding period will carry over to the fund  shares  that  you  acquire.  Similarly,  if you  acquire  shares  of the Fund in exchange  for shares of another  Oppenheimer  fund that are subject to a CDSC  holding period,  that holding  period will carry over to the acquired  shares of the Fund.  In either of these situations,  a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special  conditions and limitations  that apply to certain types of exchanges.  These conditions and circumstances are described in detail in the
      "How to Exchange Shares" section in the SAI.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover. Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.
Telephone and Internet Exchange Requests.  Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677.  You may submit internet exchange  requests on the  OppenheimerFunds  internet website,  at
      www.oppenheimerfunds.com.  You must have  obtained a user I.D.  and  password  to make transactions on that website.  Telephone  and/or  internet  exchanges may be made only between  accounts that are  registered  with the same name(s) and address.  Shares for which share  certificates  have been issued may not be  exchanged  by telephone or the internet.

Automatic  Exchange  Plan.  Shareholders  can  authorize  the  Transfer  Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly,  semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the SAI for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
      OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

      Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name"
         account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m.
         Eastern time but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this
         Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the Transfer Agent
         permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The
         Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer
         Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this Prospectus. Further details are provided under
         "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the Transfer
         Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may send a written warning to direct shareholders that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

         While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a)
         accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

         However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
         Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

   Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the
         Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer
         "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the SAI.
A $12 annual fee "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the SAI to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner.
      Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this
      Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the SEC, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under
      "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.  If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the
      Transfer Agent may use this information to attempt to verify your identity.  The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal
      Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the
      Fund's privacy policy to shareholders having the same last name and address on the
      Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer
      Agent at 1.800.225.5677. You may also notify the Transfer Agent in writing.
      Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A.  The Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may also make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Capital Gains Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions
      (dividends, short-term capital gains or long-term capital gains distributions) in the
      Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on tax-exempt municipal securities will be excludable from gross income for federal income tax purposes. However, all or a portion of the exempt-interest dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds website at www.oppenheimerfunds.com. Follow the links:
Access Accounts & Services/Investor Service Center/Access the Tax Center/Tax Credit
Info/Municipal Income/Tax Preference Percentage. This amount will vary from year to year.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains.
Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Exempt-interest dividends earned by residents of New Jersey generally should not be subject to federal, state, or local income taxes. The portion of the Fund's dividends that is attributable to income earned on other obligations (not New Jersey municipal securities)
will normally be subject to New Jersey personal income taxes. Exempt-interest dividends attributable to income from New Jersey municipal securities will generally be subject to state and local personal income taxes applicable to residents of other states.

     Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year.  The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

      It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.  Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

     The Fund intends each year to qualify as a "regulated investment company" under the
Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares (including reinvested dividends) and the price you receive when you sell them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the SAI, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A        YEAR ENDED JULY 31,                      2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.03     $    10.76     $    10.51     $    10.99     $    10.89
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .55 1          .62 1          .67            .67            .53
Net realized and unrealized gain (loss)                 (.09)          1.32            .23           (.52)           .08
                                                  -------------------------------------------------------------------------
Total from investment operations                         .46           1.94            .90            .15            .61
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.59)          (.67)          (.65)          (.63)          (.51)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    11.90     $    12.03     $    10.76     $    10.51     $    10.99
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.93%         18.46%          8.63%          1.21%          5.79%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  371,295     $  200,831     $   94,214     $   61,825     $   47,305
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  287,248     $  133,634     $   78,828     $   54,811     $   42,809
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.67%          5.41%          6.28%          6.24%          4.88%
Total expenses                                          0.90%          0.91%          0.98%          1.02%          0.84%
Expenses after payments and waivers and
reduction to custodian expenses                         0.84%          0.71%          0.78%          0.82%          0.63% 4
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   44%             8%            25%            93%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   39 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B        YEAR ENDED JULY 31,                      2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.05     $    10.78     $    10.52     $    11.00     $    10.90
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .47 1          .54 1          .60            .59            .45
Net realized and unrealized gain (loss)                 (.11)          1.31            .23           (.53)           .08
                                                  -------------------------------------------------------------------------
Total from investment operations                         .36           1.85            .83            .06            .53
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.50)          (.58)          (.57)          (.54)          (.43)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    11.91     $    12.05     $    10.78     $    10.52     $    11.00
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.03%         17.53%          7.92%          0.46%          4.99%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   73,887     $   62,399     $   51,329     $   46,912     $   43,888
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   68,065     $   56,755     $   50,920     $   45,226     $   41,532
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.93%          4.74%          5.54%          5.46%          4.12%
Total expenses                                          1.69%          1.68%          1.73%          1.78%          1.60%
Expenses after payments and waivers and
reduction to custodian expenses                         1.61%          1.48%          1.53%          1.58%          1.39% 4
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   44%             8%            25%            93%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   40 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

CLASS C        YEAR ENDED JULY 31,                      2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.04     $    10.77     $    10.51     $    10.99     $    10.89
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .46 1          .53 1          .59            .59            .44
Net realized and unrealized gain (loss)                 (.09)          1.32            .24           (.53)           .09
                                                  -------------------------------------------------------------------------
Total from investment operations                         .37           1.85            .83            .06            .53
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.50)          (.58)          (.57)          (.54)          (.43)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    11.91     $    12.04     $    10.77     $    10.51     $    10.99
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.14%         17.54%          7.91%          0.45%          4.99%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  138,581     $   70,128     $   23,795     $   17,784     $   12,664
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  104,423     $   40,717     $   20,470     $   16,770     $    9,831
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.90%          4.57%          5.53%          5.49%          4.10%
Total expenses                                          1.66%          1.67%          1.73%          1.78%          1.60%
Expenses after payments and waivers and
reduction to custodian expenses                         1.60%          1.47%          1.53%          1.58%          1.39% 4
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   44%             8%            25%            93%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer New Jersey Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The
Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the SAI, the Annual and Semi-Annual Reports, the notice explaining the
Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website.  You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the SAI can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]  OppenheimerFunds   Distributor,
Inc.
The Fund's SEC File No. 811-5867

PR0395.001.0906
Printed on recycled paper

                                 APPENDIX TO PROSPECTUS OF
                           Oppenheimer New Jersey Municipal Fund

      Graphic Material included in the Prospectus of Oppenheimer New Jersey Municipal Fund:
"Annual Total Returns (Class A) (as of December 31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer New Jersey Municipal
Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class
A shares of the Fund for each of the last ten calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

Calendar                            Oppenheimer New Jersey
Year                                Municipal Fund
Ended                               Class A Shares

12/31/96                               5.44%
12/31/97                               9.51%
12/31/98                               6.38%
12/31/99                              -8.01%
12/31/00                               9.38%
12/31/01                               3.98%
12/31/02                                 9.44%
12/31/03                               7.21%
12/31/04                               8.53%
12/31/05                               10.10%

Oppenheimer Pennsylvania Municipal Fund

Prospectus dated September 27, 2006

                                          Oppenheimer Pennsylvania Municipal
                                          Fund is a mutual fund that seeks
                                          current income exempt from federal
                                          and Pennsylvania personal income
                                          taxes while attempting to preserve
                                          capital. It invests mainly in
                                          municipal securities.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks.  It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
                                          Prospectus carefully before you
As with all mutual funds, the             invest and keep it for future
Securities and Exchange Commission        reference about your account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete.  It is a
criminal offense to represent
otherwise.

                                                                          1234

                                                       [OppenheimerFunds logo]

Contents
            About The Fund
------------------------------------------------------------------------------

            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
_______________________________________________________________________________

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights
------------------------------------------------------------------------------

About the Fund
------------------------------------------------------------------------------

The Fund's Investment Objective and Principal Investment Strategies

------------------------------------------------------------------------------

What Is A Municipal  Security?  A Municipal  security is essentially a loan by the buyer to the issuer of the security.  The issuer  promises to pay back the principal  amount of the loan and normally pays  interest  exempt from federal personal income taxes.
------------------------------------------------------------------------------

What is The  Fund's  Investment  Objective?  The Fund seeks as high a level of current interest income exempt from federal and  Pennsylvania  personal income taxes as is available from municipal securities,  consistent with preservation of capital.

What Does the Fund Mainly Invest In?  The Fund invests mainly in Pennsylvania municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal and Pennsylvania personal income taxes, and from the investment income tax of the school district of
Philadelphia. These securities primarily include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (short-term obligations), and interests in municipal leases.
Pennsylvania Municipal securities also may include debt obligations of the governments of certain possessions, territories and commonwealths of the
United States or their respective agencies, instrumentalities or authorities if the interest is not subject to Pennsylvania personal income tax or federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).  Most of the securities the Fund buys must be
"investment grade" (securities rated in one of the four highest rating categories of national rating organizations, such as Moody's Investors
Services ("Moody's")), although the Fund also can hold up to 25% of its total assets in lower-grade securities (sometimes called "junk bonds").  Under normal market conditions, the Fund attempts to invest 100% of its assets in municipal securities, and as a fundamental policy invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities.  This includes securities that generate income subject to the alternative minimum tax.

      The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long- term securities.  However, it currently focuses on longer-term securities to seek higher yields.  These investments are more fully explained in "About the Fund's Investments,"
below.

      |X| How Do the Portfolio Managers Decide What Securities to Buy or
Sell?  In selecting securities for the Fund, the portfolio managers look primarily for Pennsylvania municipal securities using a variety of factors that may change over time and may vary in particular cases.  The portfolio managers currently look for:
            |_|  Securities that provide high current income
|_|   A wide range of securities of different issuers within the state (and certain possessions, territories and commonwealths of the
               United States), including different agencies and
               municipalities, to spread risk

|_|   Securities having favorable credit characteristics
|_|   Special situations that provide opportunities for value
|_|   Unrated bonds that might provide high income
|_|   Securities of smaller issuers that might be overlooked by other investors and funds
|_|   Special situations of higher rated bonds that provide opportunities for above average income with limited volatility.

|_|   Securities across a wide range of municipal sectors, coupons and revenue sources.

      The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund.

Who Is the Fund Designed For? The Fund is designed for individual investors who are seeking income exempt from federal and Pennsylvania personal income taxes.  The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.
There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having a similar objective. The share prices of the
Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Credit Risk.  Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced.  Because the Fund can invest as much as 25% of its total assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.  A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Special Credit Risks of Lower-Grade Securities. Municipal securities that are rated below investment grade (these are sometimes called "junk bonds")
usually offer higher yields than investment-grade securities but are subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations. They also may not have an active trading market, which means that they would be less liquid than investment grade securities making it harder for the Fund to sell them at an acceptable price.

 Interest Rate Risk.  Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise.  When interest rates fall, the income the Fund earns on its investments, and the Fund's distributions to shareholders, may decline. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount.

The magnitude of these price changes is generally greater for bonds with longer maturities.  When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change.
Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the callable instrument in other securities that have lower yields, reducing its income.
The Fund currently focuses on longer-term securities to seek higher income.
Therefore, its share prices may fluctuate more when interest rates change.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

|X|   Tobacco Settlement Revenue Bonds.  The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the MSA. The MSA is an agreement, reached out of court in November
1998 between 46 states and six other U.S. jurisdictions (including Puerto
Rico and Guam) and the four largest U.S. tobacco manufacturers (Phillip
Morris, RJ Reynolds, Brown & Williamson, and Lorillard). Subsequently, a
number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of tobacco manufacturers to approximately 92%.
The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the
MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of
Additional Information ("SAI") contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as "appropriation debt") are typically payable from two distinct sources:
(i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

Taxability Risk--The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends"
could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

      |X| Risks of Non-Diversification.  The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the Commonwealth of Pennsylvania (or governments of certain possessions, territories and commonwealths of the United States). Having a higher percentage of its assets invested in the securities of fewer issuers, particularly government issuers of one state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in Pennsylvania (or possessions, territories and commonwealths of the United States).

      |X| Risks in Using Derivative Investments.  The Fund can use
derivatives to seek increased returns or to try to hedge investment risks.
In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  "Inverse floaters" are examples of derivatives the
Fund can use.

If the issuer of the derivative investment does not pay the amount due, the
Fund can lose money on its investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected them to perform.  If that happens, the Fund will get less income than expected or its share price could decline.  To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices.  Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

When the Fund invests in certain derivatives, for example, inverse floaters with "shortfall" agreements (as discussed below) and swaps, the Fund must segregate cash or readily marketable short-term debt instruments in an amount equal to the obligation.

|X| Inverse Floaters.  Variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes.  As short term interest rates rise, inverse floaters produce less current income, and their market value can become volatile.  As short term interest rates fall, inverse floaters produce more current income. Inverse floaters are a type of "derivative security."
Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income.  If rates do not rise above the
"cap," the Fund will have paid an additional amount for a feature that proves worthless. Under certain circumstances, the Fund may enter into an agreement with the sponsor of an inverse floater that commits the Fund to reimburse the sponsor the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security. Although entering into this type of "shortfall" agreement would expose the Fund to the risk that it may be required to make a reimbursement of the type described above, the Fund may receive higher interest payments than under a typical inverse floater and generally is able to defer recognizing any loss on an inverse floater covered by the agreement. The Fund can invest up to 20% of its total assets in inverse floaters.

How Risky Is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

      The value of the Fund's investments will change over time due to a number of factors. They include changes in general bond market movements, the change in value of particular bonds because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.  The Fund focuses its investments in Pennsylvania municipal securities and is non-diversified.  It will therefore be vulnerable to the effects of economic changes that affect Pennsylvania governmental issuers.  These changes can affect the value of the Fund's investments and its prices per share. The
Fund's focus on longer-term bonds and its use of inverse floaters can cause fluctuations in the Fund's share prices. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risks than money market funds.

      An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of December 31 each year)

[See bar chart in Appendix to the Prospectus]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

 For the period from 1/1/06 through 6/30/06, the cumulative return (not annualized) before taxes for Class A shares was 2.07%.
During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 5.24% (3Qtr '04) and the lowest return (not annualized) before taxes for a calendar quarter was -5.29% (2Qtr
'04).

--------------------------------------------------------------------------------

Average Annual Total Returns     1 Year          5 Years
for the periods ended December

31, 2005                                                           10 Years

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares (inception

9/18/89)                         3.80%           7.59%          5.57%
Return Before Taxes              3.80%           7.59%          5.58%
Return After Taxes on
Distributions                    4.29%           7.36%          5.55%
Return After Taxes on
Distributions and Sale of Fund
Shares

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lehman  Brothers  Municipal Bond

Index   (reflects  no  deduction 3.51%           5.59%          5.71(1)%
for fees, expenses or taxes)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 3.05%           7.53%          5.61%

Class B Shares (inception
5/3/93)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                 7.15%           7.81%          5.27%

Class C Shares (inception
8/29/95)
--------------------------------------------------------------------------------

1.    From 12/31/95.

  The Fund's average annual total returns include the applicable sales charges: for Class A, the current maximum initial sales charge of 4.75%;
  for Class B, the contingent deferred sales charges of 5% (1-year) and 2%
  (5-year); and for Class C, the 1% contingent deferred sales charge for the
  1-year period.  Because Class B shares convert to Class A shares 72 months after purchase, Class B 10 Years performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Lehman Brothers Municipal
  Bond Index, an unmanaged index of a broad range of investment grade municipal bonds.  The index includes municipal securities from many states while the Fund focuses on Pennsylvania municipal securities.  The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2006.

 ------------------------------------------------------------------------------
 Shareholder Fees (charges paid directly from your investment):
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
                                 Class A Shares Class B Shares  Class C Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Maximum  Sales Charge (Load) on
 purchases  (as a % of  offering 4.75%          None            None
 price)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Maximum  Deferred  Sales Charge
 (Load)  (as % of the  lower  of
 the original  offering price or None(1)        5%(2)           1%(3)
 redemption proceeds)
 ------------------------------------------------------------------------------

 ------------------------------------------------------------------------------
 Annual Fund Operating Expenses (deducted from Fund assets):
 (% of average daily net assets)
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
                                 Class A       Class B Shares  Class C Shares
                                 Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Management Fees                 0.50%         0.50%           0.50%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Distribution   and/or   Service 0.15%         0.90%           0.90%
 (12b-1) Fees

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Other Expenses                  0.17%         0.19%           0.18%

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Total Annual Operating Expenses 0.82%         1.59%           1.58%

 ------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit those fees to
0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. The "Other Expenses" in the table represent the expenses incurred during the prior fiscal year due to the expense limitation described above not being exceeded..

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods.  The second example assumes you keep your shares.  Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same.  Your actual costs may be higher or lower because expenses will vary over time.  Based on these assumptions your expenses would be as follows:

---------------------------------------------------------------------------------
If shares are redeemed:   1 year      3 years      5 years      10 years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares            $555        $725         $910         $1,444

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares            $663        $806         $1,072       $1,503(1)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares            $262        $503         $867         $1,893

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
If shares are not         1 year      3 years      5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares            $555        $725         $910         $1,444

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares            $163        $506         $872         $1,503(1)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares            $162        $503         $867         $1,893

---------------------------------------------------------------------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges.  In the second example, the Class A expenses include the sales charge, but Class
B and Class C expenses do not include contingent deferred sales charges.
1.  Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

The Fund's Principal Investment Policies and Risks.  The allocation of the
Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described in this prospectus.

      The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased.  However, changes in the overall market prices of municipal securities and the income they pay can occur at any time.  The yield and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events. The SAI contains more detailed information about the Fund's investment policies and risks.

      |X|  Municipal Securities. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.  These debt obligations are issued by state governments, as well as their political subdivisions (such as cities, towns and counties), and their agencies and authorities.  Pennsylvania municipal securities are municipal securities that are not subject to Pennsylvania personal income tax
(in the opinion of bond counsel to the issuer).  They include debt obligations issued by the Commonwealth of Pennsylvania and its political subdivisions.  They also may include debt obligations of the governments of certain possessions, territories and commonwealths of the United States if the interest is not subject to Pennsylvania personal income tax.

      The Fund can also buy other municipal securities issued by the governments of the District of Columbia and of other states, or by any commonwealths, territories or possessions of the United States, (for example,
Puerto Rico) or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).
      Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Fund held such a bond, it might have to distribute taxable ordinary income dividends or reclassify as taxable income previously distributed as exempt-interest dividends.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities.  The Fund can buy both long-term and short-term municipal securities.  For purposes of this
Prospectus, long-term securities have a maturity of more than one year.  The
Fund generally focuses on longer-term securities, to seek higher income.

      The Fund can buy municipal securities that are "general obligations,"
secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source.  Some of these revenue obligations are industrial development bonds and private activity bonds that pay interest that may be a tax preference item for investors subject to the federal alternative minimum tax.
The Fund selects investments without regard to this type of tax treatment.

      |X| Municipal Lease Obligations.  Municipal leases are used by state and local government authorities to obtain funds to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain
"non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.  Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment.  Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

      |X| Ratings of Municipal Securities the Fund Buys.  Most of the
municipal securities the Fund buys are "investment grade" at the time of purchase.  The Fund can invest up to 25% of its total assets in municipal securities that at the time of purchase are not "investment-grade."
Securities that are rated below "investment-grade" are those rated below
"Baa" by Moody's, or lower than "BBB" by Standard & Poor's Rating Services, or comparable ratings by other nationally recognized rating organizations, or
(if unrated) judged by the Manager to be comparable to securities rated below investment grade.  Rating categories are described in the SAI. If the rating of a security is reduced after the Fund buys it, the Fund is not required automatically to dispose of that security.  However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      The Manager relies to some extent on credit ratings by nationally recognized rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio.  It also uses its own research and analysis to evaluate risks.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

The Fund can invest a significant portion of its assets in unrated securities. If a security the Fund buys is not rated, the Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization. Some of these unrated securities may not have an active trading market, which means that the Fund might have difficulty valuing them and selling them promptly at an acceptable price.

      |X| Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate, such as the prime rate of a bank or the ninety-one (91) day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its investment.

Can the Fund's Investment Objective and Policies Change?  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment policies that are fundamental policies are listed in the SAI.  An investment policy or technique is not fundamental unless this Prospectus or the SAI says that it
is.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Manager might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risk.

      |X|  Borrowing for Leverage.  The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage," in amounts up to one third of its total assets (including the amount borrowed)
less all liabilities and indebtedness other than borrowings. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest rate changes.  The interest on borrowed money is an expense that might reduce the Fund's yield.

      |X| "When-Issued" and "Delayed Delivery" Transactions.  The Fund can
purchase municipal securities on a "when-issued" basis and can purchase or sell such securities on a "delayed delivery" basis.  Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment.  There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date.

      |X| Puts and Stand-By Commitments.  The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities.  The investments give the Fund the right to sell securities at a set price on demand to the issuing broker-dealer or bank.  However, a security having this feature may have a lower interest rate.  The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

      |X| Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid securities and cannot invest more than 10% of its net assets in restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to those limits. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Hedging.  The Fund can buy and sell futures contracts, put and call options, or enter into interest rate swap agreements. These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes and has limits on its use of them.  The Fund does not use hedging instruments to a substantial.

      Hedging involves risks.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate
(for example, over 100%).  While increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance), in most cases the Fund does not pay brokerage commissions on debt securities it buys. If the Fund realizes capital gains when it sells its portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

Temporary Defensive and Interim Investments.  In times of unstable adverse market, political or economic conditions, the Fund can invest up to 100% of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies.  Generally, the Fund's defensive investments will be short-term municipal securities, but could be
U.S. government securities or highly-rated corporate debt securities.  The income from some temporary defensive investments might not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective.

      Under normal market conditions, the Fund can also hold these types of investments for cash management purposes pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. These are referred to as interim investments.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the
Fund within 60 days after the close of the period for which such report is being made.  The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities Exchange
Commission ("SEC"), no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the
SEC.  Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

How the Fund is Managed

The Manager. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to certain policies established by the Fund's Board of
Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of June 30, 2006, including other Oppenheimer funds with more than
6 million shareholder accounts.  The Manager is located at Two World
Financial Center, 11th Floor, New York, New York 10281-1008.

      |X| Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the
Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45%
of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.  The Fund's management fee for its last fiscal year ended July 31, 2006, was 0.50% of average annual net assets for each class of shares.

      A discussion regarding the basis for the Board of Trustees'
approval of the Fund's investment advisory contract is available in the
Fund's Semi-Annual Report to shareholders for the six-month period ended
January 31, 2006.

     Portfolio Managers.   The Fund's portfolio is managed by a team of
     investment professionals, including Ronald H. Fielding, Daniel G.
     Loughran, Scott Cottier, Troy Willis, Mark DeMitry Marcus Franz, and
     Michael Camarella, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Vice President and a Senior Portfolio Manager of the Fund since January 1999.  Mr. Fielding has been a Senior Vice
     President of the Manager since January 1996 and Chairman of the
     Rochester Division of the Manager since January 1996.  He is a portfolio manager and officer of other Oppenheimer funds.  Mr. Fielding is the chief strategist and a trader for the Fund and other Oppenheimer funds.

     Mr. Loughran has been a Vice President of the Fund since October 2005; a
     Senior Portfolio Manager of the Fund since July 2005; a Portfolio
     Manager of the Fund since January 1999.  Mr. Loughran has been a Vice
     President of the Manager since April 2001 and has been a portfolio manager with the Manager since 1999.  He is a senior portfolio manager and officer of other funds in the Oppenheimer Funds complex.  Mr.
     Loughran is both a portfolio manager and a trader for the Fund.

     Mr. Cottier has been a Vice President of the Fund since October 2005 and a Senior Portfolio Manager of the Fund and Vice President of the Manager
     since 2002.  Prior to joining the Manager in 2002, Mr. Cottier was a portfolio manager and trader at Victory Capital Management from 1999 to
     2002.  He is a senior portfolio manager and officer of other funds in the Oppenheimer funds complex.  Mr. Cottier is both a portfolio manager and a trader for the Fund.

     Mr. Willis has been a Vice President of the Fund since October 2005;
     Senior Portfolio Manager of the Fund since January 2006; a Portfolio
     Manager of the Fund since 2003; and an Assistant Vice President of the
     Manager since July 2005. Prior to joining the Manager in 2003, Mr.
     Willis was a Corporate Attorney for Southern Resource Group from 1999 to
     2003.  He is a senior portfolio manager of other funds in the
     OppenheimerFunds complex. Mr. Willis is both a portfolio manager and a trader for the Fund.

     Mr. DeMitry has been an Associate Portfolio Manager of the Fund since
     September 2006; a research analyst of the Manager since June 2003;
     credit analyst of the Manager from July 2001 to May 2003 and an
     Associate Regional Sales Representative of the Manager from December
     2000 to June 2001.  Mr. DeMitry is a trader for the fund and other
     Oppenheimer funds.

     Mr. Franz has been an associate portfolio manager of the Fund since
     September 2006; a research analyst of the Manager since June 2003.
     Prior to joining the Manager, Mr. Franz was a summer intern in the
     Securities Division at TIAA-CREF from June 2002 to September 2002; and
     Senior Commercial Credit Analyst at M&T Bank from June 1999 to September
     2001. Mr. Franz is also a trader for other Oppenheimer funds.

     Mr. Camarella has been a research analyst of the Manager since February
     2006.  Mr. Camarella was a credit analyst of the Manager from June 2003 to January 2006.  Prior to joining the Manager, he was employed as an
     Investment Banking Analyst for Wachovia Securities in Charlotte, North
     Carolina. Mr. Camarella is also a trader for the Fund and other
     Oppenheimer funds.

     Additional information about the Fund's Portfolio Management Team, including compensation, other accounts managed and ownership of Fund shares, is provided in the SAI.

Pending Litigation.  A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of
New York on January 10, 2005 and amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10,
2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

The  Manager  believes  that it is  premature  to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the  Directors/Trustees or the  Officers on the appeal of the  decisions of the  district  court,  and that no  estimate  can yet be made  with any  degree  of  certainty  as to the amount or range of potential  loss.  However,  the Manager  believes  that the allegations  contained in the  complaint  are without merit and that there are substantial grounds to sustain the district court's rulings.

 ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the SAI.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the SAI), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is
      $50, except that for any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.

o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the SAI, or you can ask your dealer or call the Transfer
      Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this Prospectus are to "Eastern time."

            The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the NYSE or market on which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects the fair value.

            The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the
      Fund's portfolio securities, although it may not always be able to accurately determine such values.  There can be no assurance that the
      Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its NAV per share.

            If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in proper form as described in this Prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE (normally 4:00
      p.m. Eastern time). If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely purchase Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  The Distributor will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial
      intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, and do not expect to need access to your money for more than six years, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the SAI. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or held for its customers.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the SAI.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000        4.75%            4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but      4.50%            4.71%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but     3.50%            3.63%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but     2.50%            2.56%             2.25%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but     2.00%            2.04%             1.80%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the SAI details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the
Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class
B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of Oppenheimer Money
Market Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts
(including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

   To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account statement showing your current holdings of the
Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The
Distributor or intermediary through which you are buying shares will calculate the value of all your eligible Oppenheimer fund shares based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor.  A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a
Letter.   Your Class A shares of Oppenheimer Money Market Fund, Inc. or
Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.  You may also be able to apply the Right of Accumulation to these purchases.

   If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose.
Please refer to "How to Buy Shares - Letters of Intent" in the Fund's
SAI for more complete information.

OTHER SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge, at the net asset value per share in effect on the payable date. You must notify the
Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to "How to Exchange Shares" in this
Prospectus and in the SAI for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

Reinvestment Privilege.  Within six months of a redemption of certain
Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

Other Special Reductions and Waivers. The Fund and the Distributor
offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the
Distributor). These are described in greater detail in Appendix C to the SAI, which may be ordered by calling 800.225.5677 or through the
OppenheimerFunds website, at www.oppenheimerfunds.com (follow the hyperlinks: "Access Accounts and Services" - "Forms & Literature" -
"Order Literature" - Statements of Additional Information").  A
description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (follow the hyperlinks: "Research Funds" - "Fund Documents" - "View a
description...").  To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more. That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or

o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------
               In the table,  a "year" is a 12-month  period.  In applying the contingent  deferred  sales charge,  all purchases are considered to have been made on the first regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below.  The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the SAI.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to
      0.15% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares.  The Distributor also receives a service fee of up to 0.15% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.15% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price.  The
      Distributor normally retains the Class B asset-based sales charge.  See the SAI for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 0.90% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after the Class C shares are purchased.
      See the SAI for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this Prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The SAI contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent.  AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website.  To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis.  Please call the Transfer Agent or consult the SAI for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at 1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.  Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the SAI and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or

o     shares redeemed in the special circumstances  described in Appendix C to the SAI.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege.  For example, you can exchange Class A shares of the Fund only for Class A shares of another fund.  To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.

   o  The prospectuses of the selected funds must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After the account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.

   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging.  An exchange may result in a capital gain or loss.

      You can find a list of Oppenheimer funds that are currently available for exchanges in the SAI or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund.
      However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the
      SAI.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests.  Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677.  You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com.
      You must have obtained a user I.D. and password to make transactions on that website.  Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan.  Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the S AI for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer
         Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
         Prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the SAI.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the SAI to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission
      ("SEC"), payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than for Class B and Class C shares, which normally have higher expenses than Class A.  The Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may also make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and capital gains distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on tax-exempt municipal securities will be excludable from gross income for federal income tax purposes. However, all or a portion of the exempt-interest dividends paid by the Fund that are derived from interest paid on certain
"private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds website at
www.oppenheimerfunds.com. Follow the links: Access Accounts &
Services/Investor Service Center/Access the Tax Center/Tax Credit
Info/Municipal Income/Tax Preference Percentage. This amount will vary from year to year.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Exempt-interest dividends earned by residents of Pennsylvania generally should not be subject to federal, state, or local income taxes, and for
Philadelphia residents, to the investment income tax of the School District of Philadelphia. Shares of the Fund will be exempt from Pennsylvania county personal property taxes to the extent that the Fund's portfolio securities consist of Pennsylvania municipal securities on the annual assessment date.
The portion of the Fund's dividends that is attributable to income earned on other obligations (not Pennsylvania municipal securities) will normally be subject to Pennsylvania personal income taxes. Exempt-interest dividends attributable to income from Pennsylvania municipal securities will generally be subject to state and local personal income taxes applicable to residents of other states.

     Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year.  The
Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

      It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.  Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

     The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares (including reinvested dividends) and the price you receive when you sell them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to
      shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the SAI which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED JULY 31,                        2006           2005               2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.85     $    11.76        $     11.48     $     11.57     $     11.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .62 1          .67 1              .73             .75             .70
Net realized and unrealized gain (loss)                    (.10)          1.10                .25            (.11)            .11
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .52           1.77                .98             .64             .81
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.62)          (.68)              (.70)           (.73)           (.70)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $       12.75     $    12.85        $     11.76     $     11.48     $     11.57
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         4.21%         15.43%              8.53%           5.36%           7.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     600,716     $  384,863        $   229,450     $   184,638     $   144,592
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     484,153     $  295,002        $   211,061     $   172,228     $   120,251
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.88%          5.35%              6.01%           6.11%           6.03%
Total expenses                                             0.82%          0.81%              0.86%           0.86%           0.85%
Expenses after payments and waivers and
reduction to custodian expenses                            0.82%          0.81%              0.86%           0.86%           0.82% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      29%            30%                37%             33%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  42 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

CLASS B         YEAR ENDED JULY 31,                        2006           2005               2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.85     $    11.76        $     11.48     $     11.57     $     11.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .53 1          .57 1              .63             .65             .62
Net realized and unrealized gain (loss)                    (.10)          1.11                .25            (.11)            .11
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .43           1.68                .88             .54             .73
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.53)          (.59)              (.60)           (.63)           (.62)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $       12.75     $    12.85        $     11.76     $     11.48     $     11.57
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.41%         14.56%              7.71%           4.56%           6.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     196,704     $  189,643        $   157,338     $   146,369     $   101,126
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     193,225     $  173,663        $   156,689     $   127,280     $    75,772
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.14%          4.62%              5.26%           5.34%           5.26%
Total expenses                                             1.59%          1.59%              1.62%           1.63%           1.61%
Expenses after payments and waivers and
reduction to custodian expenses                            1.59%          1.59%              1.62%           1.63%           1.58% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      29%            30%                37%             33%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C         YEAR ENDED JULY 31,                        2006           2005               2004           2003             2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.83     $    11.75        $     11.47     $     11.56     $     11.45
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .52 1          .57 1              .63             .65             .61
Net realized and unrealized gain (loss)                    (.09)          1.10                .25            (.11)            .12
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .43           1.67                .88             .54             .73
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.53)          (.59)              (.60)           (.63)           (.62)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $       12.73     $    12.83        $     11.75     $     11.47     $     11.56
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.41%         14.48%              7.71%           4.57%           6.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     220,256     $  133,569        $    76,489     $    69,916     $    47,163
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     174,354     $   96,508        $    74,956     $    60,202     $    33,327
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.10%          4.56%              5.25%           5.34%           5.26%
Total expenses                                             1.58%          1.59%              1.63%           1.63%           1.61%
Expenses after payments and waivers and
reduction to custodian expenses                            1.58%          1.59%              1.63%           1.63%           1.58% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      29%            30%                37%             33%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer Pennsylvania Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the SAI, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP(225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website.  You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the SAI can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-5867

PR0740.001.0906
Printed on recycled paper

Appendix to Prospectus of
                   Oppenheimer Pennsylvania Municipal Fund

      Graphic material included in the Prospectus of Oppenheimer Pennsylvania
Municipal Fund: "Annual Total Returns (Class A) (as of December 31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer
Pennsylvania Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges or taxes.  Set forth below are the relevant data points that will appear on the bar chart:

Calendar                  Oppenheimer
Year                      Pennsylvania Municipal Fund
Ended                     Class A Shares

12/31/96                     4.35%
12/31/97                     8.96%
12/31/98                     4.45%
12/31/99                    -6.18%
12/31/00                     7.06%
12/31/01                     6.51%
12/31/02                   10.95%
12/31/03                     9.81%
12/31/04                     7.06%
12/31/05                     8.97%

Oppenheimer Rochester National Municipals

Prospectus dated September 27, 2006

                                          Oppenheimer Rochester National
                                          Municipals is a mutual fund that
                                          seeks high current income exempt
                                          from federal income taxes. It
                                          invests in high-yield municipal
                                          securities.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks.  It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
                                          Prospectus carefully before you
                                          invest and keep it for future
As with all mutual funds, the             reference about your account.
Securities and Exchange Commission
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete.  It is a
criminal offense to represent
otherwise.

                                                                          1234

                                                       [OppenheimerFunds logo]

Contents
            About The Fund
------------------------------------------------------------------------------

            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account
_______________________________________________________________________________

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

------------------------------------------------------------------------------
About the Fund
------------------------------------------------------------------------------

The Fund's Investment Objective and Principal Investment Strategies

------------------------------------------------------------------------------

What Is A Municipal  Security?  A municipal  security is essentially a loan by the buyer to the issuer of the security.  The issuer  promises to pay back the principal  amount of the loan and normally  pay  interest  exempt from federal individual income taxes.

------------------------------------------------------------------------------

What Is the Fund's Investment Objective? The Fund seeks a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities.

What Does the Fund Mainly Invest In?   To seek its investment objective,
under normal market conditions, the Fund attempts to invest 100% of its assets in municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal individual income tax, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in municipal securities.
This includes securities that generate income subject to the alternative minimum tax.  Up to 100% of the securities the Fund buys may be high-yield, lower-grade fixed income securities, commonly called "junk bonds." However, although under normal market conditions the Fund intends to invest approximately 50% to 70% of its total assets in below investment grade securities, there are no specific maximum or minimum limits on the amount of the Fund's assets that can be invested in these types of securities.
Lower-grade debt securities are those rated below "Baa" by Moody's Investors
Service, Inc. ("Moody's") or lower than "BBB" by Standard & Poor's Rating
Services ("S&P") or comparable ratings by other nationally recognized rating organizations (or, in the case of unrated securities, determined by the
Fund's investment manager, OppenheimerFunds, Inc. (the "Manager"), to be comparable to securities rated below investment grade).  See Appendix A to the Statement of Additional Information ("SAI"), for a description of the
Bond Ratings.

      The Fund does not limit its investments to securities of a particular maturity range, and may include municipal bonds (which are long term obligations), municipal notes (short term obligations), interests in municipal leases and tax-exempt commercial paper.  However, the Fund currently focuses on longer-term securities to seek higher yields.  The Fund can buy general obligation bonds as well as "private activity" municipal securities that pay income subject to alternative minimum taxation.  A substantial percentage of the municipal securities the Fund buys may be
"callable," allowing the issuer of the securities to redeem them before their maturity date.  The Fund also uses certain derivative investments such as
"inverse floaters" and variable rate obligations to try to increase income.
The high yield, lower-grade fixed income securities the Fund buys may be less liquid than investment grade securities and the small issues that the Fund may buy tend to be less liquid than larger issues. These investments are more fully explained in "About the Fund's Investments," below.

      Since the Fund may invest in lower rated securities without limit, the
Fund's investments should be considered speculative.  Further, since market risks are inherent in all securities to varying degrees, there can be no assurance that the Fund's investment objective will be met.  See "Main Risks of Investing in the Fund" below.

      |X| How Do the Portfolio Managers Decide What Securities to Buy or
Sell?  In selecting securities for the Fund, the portfolio managers currently look for high-yield, tax-exempt municipal securities using a variety of factors, which may change over time and may vary in particular cases.
Currently, the portfolio managers focus on:

|_|   Finding primarily lower-grade securities that offer high-income opportunities.
|_|   Buying a wide range of securities of different issuers for portfolio diversification to help spread credit risks.
|_|   Looking for unrated bonds that might provide high income and securities of smaller issuers that might be overlooked by other investors and funds.
|_|   Special situations that provide opportunities for value.
|_|   Special situations of higher rated bonds that provide opportunities for above average income with limited volatility.
|_|   Buying issues across a wide range of municipal sectors, coupons, and revenue sources.

      The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund.

Who Is the Fund Designed For?  The Fund is designed for individual investors who are seeking a high level of current income exempt from federal income taxes through investment in a fund that may invest without limit in lower-grade municipal debt securities. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a fund that invests in those debt securities, which also have special credit risks.  Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income.  The
Fund does not seek capital gains or growth.  Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

      All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.
There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having a similar objective. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

Credit Risk.  Municipal securities are subject to credit risk.  Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.  If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. Because the Fund can invest without limit in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds.
A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

Special Risks of Lower-Grade Securities.  The Fund's credit risks are greater than those of funds that buy only investment-grade securities.  Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.
Securities that are (or that have fallen) below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations.  These risks can reduce the Fund's share prices and the income it earns.

      While investment grade securities are subject to risks of non-payment of interest and principal, generally, higher yielding lower-grade bonds, whether rated or unrated, have greater risks than investment grade securities.  The market for lower-grade securities may be less liquid, especially during times of general economic distress, and therefore they may be harder to sell at an acceptable price.

|X|   Interest Rate Risk.  Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change.  When prevailing interest rates fall, the values of already-issued municipal securities generally rise.  When interest rates fall, the income the Fund earns on its investments, and the Fund's distributions to shareholders, may decline. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount.

      The magnitude of these price changes is generally greater for bonds with longer maturities. When the average maturity of the Fund's portfolio is longer, its share price may fluctuate more if interest rates change.
Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the callable instrument in other securities that have lower yields, reducing its income.
The Fund currently focuses on longer-term securities to seek higher income.
Therefore, its share prices may fluctuate more when interest rates change.

TOBACCO RELATED BONDS.  The Fund may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds.  The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds.  Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the
MSA. The MSA is an agreement, reached out of court in November 1998 between
46 states and six other U.S. jurisdictions (including Puerto Rico and Guam)
and the four largest U.S. tobacco manufacturers (Phillip Morris, RJ Reynolds,
Brown & Williamson, and Lorillard). Subsequently, a number of smaller tobacco manufacturers signed the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%. The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the
MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund's net asset value.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The SAI contains more detailed information about the litigation related to the tobacco industry and the MSA.

o     "Subject to Appropriation" (STA) Tobacco Bonds. In addition to the tobacco settlement bonds discussed above, each Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as "appropriation debt") are typically payable from two distinct sources:
(i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state. The Fund considers STA Tobacco Bonds to be "municipal securities" for purposes of its concentration policies.

Taxability Risk--The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends"
could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

      |X| Risks of Using Derivative Investments.  The Fund can use
derivatives to seek increased returns or to try to hedge investment risks.
In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  "Inverse floaters" are examples of derivatives the
Fund may use.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment.  Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected them to perform.  If that happens, the Fund will get less income than expected or its share price could decline.  To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the Fund's share prices.  Also, some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

      When the Fund invests in certain derivatives, for example, inverse floaters with "shortfall" agreements (as discussed below) and swaps, the Fund must segregate cash or readily marketable short-term debt instruments in an amount equal to the obligation.

Inverse Floaters.  Variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes.  As short term interest rates rise, inverse floaters produce less current income, and their market value can become volatile. As short term interest rates fall, inverse floaters produce more current income. Inverse floaters are a type of "derivative security."
Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income.  If rates do not rise above the
"cap," the Fund will have paid an additional amount for a feature that proves worthless. Under certain circumstances, the Fund may enter into an agreement with the sponsor of an inverse floater that commits the Fund to reimburse the sponsor the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security. Although entering into this type of "shortfall" agreement would expose the Fund to the risk that it may be required to make a reimbursement of the type described above, the Fund may receive higher interest payments than under a typical inverse floater and generally is able to defer recognizing any loss on an inverse floater covered by the agreement. The Fund can invest up to 35% of its total assets in inverse floaters.

How Risky Is the Fund Overall?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

      The value of the Fund's investments will change over time due to a number of factors.  They include changes in general bond market movements, changes in values of particular bonds because of events affecting the issuer, changes in interest rates that can affect bond prices overall and changes in perceptions about the high-yield market among investors.  Also, defaults by issuers of lower-grade securities could reduce the Fund's income and share prices.  These changes can affect the value of the Fund's investments and its prices per share.  In the OppenheimerFunds spectrum, the Fund is likely to be more volatile and has more risks than funds that focus on investing in investment grade bonds.

      An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index.  The after-tax returns for those classes will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The Fund's past investment performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of December 31 each year)

[See appendix to prospectus for data in bar chart showing annual total return]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period  from  1/1/06  through  6/30/06,  the  cumulative  return  (not annualized) before taxes for Class A shares was 3.50%.

During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a calendar  quarter  was 16.48%  (2nd Qtr 03) and the lowest return (not  annualized)  before taxes for a calendar quarter was -10.22% (1st
Qtr 03).

---------------------------------------------------------------------------------
Average   Annual  Total  Returns
for the periods  ended  December 1 Year         5 Years          10 Years

31, 2005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares (inception

10/1/93)                         4.74%          8.17%            6.48%
Return Before Taxes              4.71%          8.17%            6.47%
Return After Taxes on
Distributions                    5.19%          7.97%            6.39%
Return After Taxes on
Distributions and Sale of Fund
Shares

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lehman Brothers Municipal Bond

Index (reflects no deduction     3.51%          5.59%            5.71%(1)
for fees, expenses or taxes)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares (inception        4.18%          8.11%            6.52%

10/1/93)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares (inception        8.13%          8.40%            6.17%

8/29/95)
---------------------------------------------------------------------------------

(1)   From 12/31/95.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 2% (5-year); and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B 10 Years performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.  The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's shares is compared to the Lehman
Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is a measure of the performance of the general municipal bond market.  The index performance includes the reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.  The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

      The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2006.

---------------------------------------------------------------------------------
Shareholder Fees (charges paid directly from your investment):
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                  Class A Shares  Class B Shares  Class C Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Sales Charge (Load) on
purchases (as a % of offering     4.75%           None            None
price)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as % of the lower of the  None(1)         5%(2)           1%(3)
original offering price or
redemption proceeds)
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                               Class A Shares   Class B Shares   Class C Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Management Fees                0.38%            0.38%            0.38%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service

(12b-1) Fees                   0.15%            0.90%            0.90%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Other Expenses                 0.14%            0.18%            0.16%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Annual Operating         0.67%            1.46%            1.44%
Expenses

---------------------------------------------------------------------------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, accounting and legal expenses that the Fund pays.  The
"Other Expenses" in the table are based on, among other things, the fees the
Fund would have paid if the transfer agent had not waived a portion of its fees under a voluntary undertaking to the Fund to limit those fees to 0.35%
of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. The "Other Expenses" in the table represent the expenses incurred during the prior fiscal year due to the expense limitation described above not being exceeded.

1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares.  See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase.  The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods.  The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------------------------------------------------------
If shares are redeemed:     1 year      3 years      5 years        10 years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares               $540         $680         $832          $1,272

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares               $650         $765        $1,003       $1,342(1)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares               $248         $459         $792          $1,736

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
If    shares    are   not   1 year      3 years      5 years        10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A Shares               $540         $680         $832          $1,272

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B Shares               $150         $465         $803        $1,342(1)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C Shares               $148         $459         $792          $1,736

---------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class
B and Class C expenses do not include contingent deferred sales charges.
1.  Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

The Fund's Principal Investment Policies and Risks.  The allocation of the
Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described in this prospectus.

      The Manager tries to reduce risks by carefully researching securities before they are purchased.  The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one issuer.  However, changes in the overall market prices of municipal securities and the income they pay can occur at any time.  The yield and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events.  The SAI contains more detailed information about the Fund's investment policies and risks.

      |X| Municipal Securities. The Fund buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations.  These debt obligations are issued by state governments, as well as their political subdivisions (such as cities, towns and counties), and their agencies and authorities.  The Fund can also buy securities issued by the District of Columbia, any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If the Fund held such a bond, it might have to distribute taxable income or reclassify as taxable ordinary income dividends previously distributed as exempt-interest dividends.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local government, financing specific projects or financing public facilities.  The Fund can buy both long-term and short-term municipal securities.  For purposes of this
Prospectus, long-term securities have a maturity of more than one (1) year.
The Fund generally focuses on longer-term securities to seek higher income.

      The Fund can buy municipal securities that are "general obligations,"
secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.  The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source.  Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference item subject to the federal alternative minimum tax. The Fund selects investments without regard to this type of tax treatment.

      |X| Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality.  They often contain
"non-appropriation" clauses that provide that the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

      If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.  Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment.  Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

      |X| Floating Rate/Variable Rate Obligations.  Some municipal securities have variable or floating interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are automatically adjusted in relation to a specified market rate, such as the prime rate of a bank or the ninety-one (91) day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other credit support arrangements and can include "participation interests" purchased from banks that give the Fund an undivided interest in a municipal obligation in proportion to its investment.

      |X| Ratings of Municipal Securities the Fund Buys.  The Fund buys lower-grade, high-yield municipal securities to seek high current income.
There are no limits on the amount of the Fund's assets that can be invested in debt securities below investment grade. Securities that are rated below
"investment grade" are those rated below "Baa" by Moody's, or lower than
"BBB" by S&P's Rating Services, or comparable ratings by other nationally recognized rating organizations.  The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.
Rating categories are described in the SAI.  If a rating of a security is reduced after the Fund buys it, the Fund is not required automatically to dispose of that security.  However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

      The Manager relies to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio.  It also uses its own research and analysis.  Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

      If a security the Fund buys is not rated, the Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization. Fund can invest a significant portion of its assets in unrated securities.  Some of these unrated securities may not have an active trading market, which means that the Fund might have difficulty valuing them and selling them promptly at an acceptable price.

      |X|  Can the Fund's Investment Objective and Policies Change?  The
Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.
The Fund's investment objective is a fundamental policy.  Other investment policies that are fundamental policies are listed in the SAI.  An investment policy or technique is not fundamental unless this Prospectus or the SAI says that it is.

Other Investment Strategies.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Manager might not always use all of them.  These techniques have risks, although some are designed to help reduce overall investment or market risk.

|X|   Borrowing for Leverage.  The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage," in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings.  The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage and may also make the Fund's share price more sensitive to interest rate changes.  The interest on borrowed money is an expense that might reduce the
Fund's yield.

      |X| "When-Issued" and "Delayed Delivery" Transactions.  The Fund can
purchase municipal securities on a "when-issued" basis and can purchase or sell such securities on a "delayed delivery" basis.  Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment.  There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.

      |X| Puts and Stand-By Commitments.  The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities.  The investments give the Fund the right to sell securities at a set price on demand to the issuing broker-dealer or bank.  However, a security having this feature may have a lower interest rate.  The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.

      |X| Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid securities and cannot invest more than 10% of its net assets in restricted securities.  Those limits include unrated or illiquid tax-exempt municipal leases that cannot make up more than 5% of the Fund's net assets.
Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to these limits. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

      |X| Hedging.  The Fund can buy and sell futures contracts, put and call options, or enter into interest rate swap agreements. These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes and has limits on its use of them.  The Fund currently does not use hedging instruments to a substantial degree.

      Hedging involves risks.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the hedge might be unsuccessful and the strategy could reduce the Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

      |X| Other Derivatives.          The Fund can invest in other derivative
securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.

      Interest rate swaps are subject to credit risks and interest rate risks.  The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.

Portfolio Turnover. A change in the securities held by the Fund is known as
"portfolio turnover." The Fund may engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate
(for example, over 100%).  While increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance), in most cases the Fund does not pay brokerage commissions on debt securities it buys. If the Fund realizes capital gains when it sells its portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during recent prior fiscal years.

Temporary Defensive and Interim Investments.  In times of unstable or adverse market, political or economic conditions, the Fund can invest up to 100% of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies.  Generally, the Fund's defensive investments will be short-term municipal securities, but could be
U.S. government securities or highly-rated corporate debt securities.  The income from some temporary defensive investments might not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective.

      Under normal market conditions, the Fund can also hold these types of investments for cash management purposes pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. These are referred to as interim investments.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the
Fund within 60 days after the close of the period for which such report is being made.  The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the Securities Exchange
Commission, ("SEC"), no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the
SEC.  Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

How the Fund is Managed

The Manager. OppenheimerFunds, Inc., the Manager, chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of June 30, 2006, including other Oppenheimer funds with more than
6 million shareholder accounts. The Manager is located at 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

      |X| Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines as the
Fund's assets grow:  0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45%
of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion.  The Fund's management fees for its last fiscal year ended July 31, 2006, was 0.38% of average annual net assets for each class of shares.

A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's
Semi-Annual Report to shareholders for the six month period ended January
31, 2006.

     Portfolio Managers.   The Fund's portfolio is managed by a team of
     investment professionals, including Ronald H. Fielding, Daniel G.
     Loughran, Scott Cottier, Troy Willis, Marcus Franz, Mark DeMitry and
     Michael Camarella, who are primarily responsible for the day-to-day management of the Fund's investments.

     Mr. Fielding has been a Vice President and Senior Portfolio Manager of the Fund since July 2002.  Mr. Fielding has been a Senior Vice President of the Manager since January 1996 and Chairman of the Rochester Division of the Manager since January 1996.  He is a portfolio manager and officer of other Oppenheimer funds.  Mr. Fielding is the chief strategist and a trader for the Fund and other Oppenheimer funds.

     Mr. Loughran has been a Vice President of the Fund since October 2005; a
     Senior Portfolio Manager of the Fund since July 2005; and a Portfolio
     Manager of the Fund since April 2002.  Mr. Loughran has been a Vice
     President of the Manager since April 2001 and has been a portfolio manager with the Manager since 1999.  He is a portfolio manager and officer of other funds in the Oppenheimer funds complex.  Mr. Loughran is both a portfolio manager and a trader for the Fund.

     Mr. Cottier has been a Vice President of the Fund since October 2005 and
     Senior Portfolio Manager of the Fund and Vice President of the Manager
     since 2002.  Prior to joining the Manager in 2002, Mr. Cottier was a portfolio manager and trader at Victory Capital Management from 1999 to
     2002.  He is a portfolio manager and officer of other funds in the
     Oppenheimer funds complex.  Mr. Cottier is both a portfolio manager and a trader for the Fund.

     Mr. Willis has been a Vice President of the Fund since October 2005;
     Senior Portfolio Manager of the Fund since January 2006; a Portfolio
     Manager of the Fund since 2003; and an Assistant Vice President of the
     Manager since July 2005.  Prior to joining the Manager in 2003, Mr.
     Willis was a Corporate Attorney for Southern Resource Group from 1999 to
     2003.  He is a senior portfolio manager of other funds in the
     Oppenheimer funds complex. Mr. Willis is both a senior portfolio manager and a trader for the Fund.

     Mr. DeMitry has been an Associate Portfolio Manager of the Fund since
     September 2006; a research analyst of the Manager since June 2003; a credit analyst of the Manager from July 2001 to May 2003; and an
     Associate Regional Sales Representative of the Manager from December
     2000 to June 2001.   Mr. DeMitry is a trader for the Fund and other
     Oppenheimer funds.

     Mr. Franz has been an Associate Portfolio Manager of the Fund since
     September 2006; and a research analyst of the Manager since June 2003.
     Prior to joining the Manager, Mr. Franz was a summer intern in the
     Securities Division at TIAA-CREF from June 2002 to September 2002; and
     Senior Commercial Credit Analyst at M&T Bank from June 1999 to September
     2001. Mr. Franz is a trader for the Fund and other Oppenheimer funds.

     Mr. Camarella has been a research analyst of the Manager since February
     2006.  Mr. Camarella was a credit analyst of the Manager from June 2003 to January 2006.  Prior to joining the Manager, he was employed as an
     Investment Banking Analyst for Wachovia Securities in Charlotte, North
     Carolina. Mr. Camarella is also a trader for the Fund and other
     Oppenheimer funds.

     Additional information about the Fund's Portfolio Management Team, including compensation, other accounts managed and ownership of Fund shares, is provided in the SAI.

Pending Litigation.  A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants) in the U.S. District Court for the Southern District of
New York on January 10, 2005 and amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law.  The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the
Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the
Transfer Agent was dismissed with prejudice by court order dated April 5,
2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.  A broker or dealer may charge a processing fee for that service.
Buying Shares Through the Distributor.  Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217.  If you do not list a dealer on the application, Class
      A shares are your only purchase option. The Distributor will act as
      your agent in buying Class A shares.   However, we recommend that you
      discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B or
      Class C shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B or Class C account, the
      Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below.  Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the SAI.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the SAI), or government allotment plan, you can make an initial investment for as little as $500.  The minimum subsequent investment is
      $50, except that for any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.

o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the SAI, or you can ask your dealer or call the Transfer
      Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
      Eastern time, but may close earlier on some days. All references to time in this Prospectus are to "Eastern time."

            The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

            The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the
      Fund determines its NAV per share.

            If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

The Offering Price.  To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order, in proper form as described in this Prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer.  If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE (normally
      4:00 p.m. Eastern time). If your order is received on a day when the
      NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely purchase Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term  and do not expect to need access to your money for more than six years Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B and Class C shareholders.
      Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B and Class C shareholders.
      Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the SAI. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or held for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the SAI. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                          ---------------- Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.25%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.80%
 less than $1 million
 ------------------------------------------------------------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the SAI details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the
Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class B or, Class C shares of the Fund or other
         Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your
         individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your
         spouse hold as trustees or custodians on behalf of your
         children who are minors. A fiduciary can count all shares
         purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares
         through your financial intermediary you must notify your
         intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

            To count shares of eligible Oppenheimer funds held in
         accounts at other intermediaries under this Right of
         Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account
         statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The
         Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, per share to
         determine which Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor.
         A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C
         shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class
         A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases during that period. You can choose to include purchases made
         up to 90 days before the date that you submit a Letter.   Your
         Class A shares of Oppenheimer Money Market Fund, Inc. or
         Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  Submitting a
         Letter of Intent does not obligate you to purchase the
         specified amount of shares.  You may also be able to apply the
         Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A
         certain portion of your shares will be held in escrow by the
         Fund's Transfer Agent for this purpose.  Please refer to "How to Buy Shares - Letters of Intent" in the Fund's SAI for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge, at the net asset value per share in effect on the
         payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this Prospectus and in the SAI for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class
         A shares that were subject to an initial sales charge or Class
         A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer
         Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of
         investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix C to the SAI, which may be ordered by calling 1.800.225.5677 or through the OppenheimerFunds website,
         at www.oppenheimerfunds.com (follow the hyperlinks:   "Access
         Accounts and Services - `Forms & Literature" - "Order Literature"
         - Statements of Additional Information").  A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website (follow the
         hyperlinks: "Research Funds" - "Fund Documents" - "View a
         description...").  To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor
         (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more. That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within a 24 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or

o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                   5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                   4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                   3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                   2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                   1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 6                             None
--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below.  The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the SAI.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to
      0.15% of the average annual net assets of Class A shares of the Fund.
      The Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares.  The Distributor also receives a service fee of up to 0.15% per year under each plan.
      However, the Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval.  Shareholders will be notified of any such change.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 0.90% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.15% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

      The Distributor currently pays a sales concession of 3.85% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the SAI for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 0.90% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the SAI for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this Prospectus because they are not paid by the
Fund.

     "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund
"supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

     In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about
Oppenheimer funds, including travel and lodging expenditures. However, the
Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

     Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the
Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement.
To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the
Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

     Payments may also be made by the Manager, the Distributor or the
Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

     The SAI contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent.  AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com.  Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis.  Please call the Transfer Agent or consult the SAI for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner.  If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

  Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the SAI and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the SAI.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you acquire Class B or Class C shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this
Fund. If you exchange Class A shares subject to a contingent deferred sales charge of another Oppenheimer fund for Class A shares of this Fund, the 24 month contingent deferred sales charge holding period applicable to Class A shares of this Fund will apply. If you exchange Class A shares subject to a contingent deferred sales charge holding period of this Fund for Class A shares of another Oppenheimer fund, the holding period of the other
Oppenheimer fund will normally apply.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege.  For example, you can exchange Class A shares of the Fund only for Class A shares of another fund.  To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.

   o  The prospectuses of the selected funds must offer the exchange privilege.
   o  When you establish an account you must hold the shares you buy for at least seven days before you can exchange them. After the account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.

   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging.  An exchange may result in a capital gain or loss.

      You can find a list of Oppenheimer funds that are currently available for exchanges in the SAI or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire.
Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other  special  conditions  and  limitations  that apply to certain types of exchanges.  These conditions and  circumstances  are described in detail in the "How to Exchange Shares" section in the SAI.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests.  Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.
Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com.
      You must have obtained a user I.D. and password to make transactions on that website.  Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic  Exchange  Plan.  Shareholders  can authorize the Transfer  Agent to exchange a pre-determined  amount of shares  automatically on a monthly, quarterly, semi-annual or annual basis.
Please refer to "How to Exchange Shares" in the SAI for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
         Prospectus. Further details are provided under "How to Sell Shares."

      o           Right to Refuse Exchange and Purchase Orders.  The
         Distributor and/or the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund that offers an exchange privilege at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the SAI.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the SAI to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the SEC, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends monthly.  Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A.  The
Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually.
The Fund may also make supplemental distributions of ordinary income and exempt-interest dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and capital gains distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES.  Dividends paid from net investment income earned by the Fund on tax-exempt municipal securities will be excludable from gross income for federal income tax purposes. However, all or a portion of the exempt-interest dividends paid by the Fund that are derived from interest paid on certain
"private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds website at
www.oppenheimerfunds.com. Follow the links: Access Accounts &
Services/Investor Service Center/Access the Tax Center/Tax Credit
Info/Municipal Income/Tax Preference Percentage. This amount will vary from year to year.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

     Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. The
Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

      It is possible that, because of events occurring after the date of its issuance, a municipal security owned by the Fund will be determined to pay interest that is includable in gross income for purposes of the federal income tax, and that the determination could be retroactive to the date of issuance.  Such a determination may cause a portion of prior distributions to shareholders to be taxable to shareholders in the year of receipt.

     The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares (including reinvested dividends) and the price you receive when you sell them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to
      shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years.  During the period prior to October 1, 2001, the Fund invested primarily in investment-grade
Florida municipal securities.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the SAI which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A        YEAR ENDED JULY 31,                        2006             2005            2004            2003            2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      12.69     $      11.13     $     10.64     $     11.28     $     11.25
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .69 1            .78 1           .85             .92             .71
Net realized and unrealized gain (loss)                   (.24)            1.59             .50            (.67)            .03
                                                  --------------------------------------------------------------------------------

Total from investment operations                           .45             2.37            1.35             .25             .74
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.67)            (.81)           (.86)           (.89)           (.71)

Net asset value, end of period                    $      12.47     $      12.69     $     11.13     $     10.64     $     11.28
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        3.79%           21.97%          12.78%           2.36%           6.89%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  3,439,135     $  2,309,856     $   731,565     $   306,857     $   193,452
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  2,721,861     $  1,366,113     $   506,440     $   252,496     $    73,877
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     5.60%            6.46%           7.54%           8.44%           6.61%
Total expenses                                            0.67%            0.69%           0.80%           1.04%           1.06%
Expenses after payments and waivers
and reduction to custodian expenses                       0.67%            0.69%           0.80%           1.04%           0.89% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     53%              22%             44%             57%            127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 62 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

CLASS B        YEAR ENDED JULY 31,                     2006            2005              2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   12.72       $   11.15       $     10.66     $     11.30     $     11.27
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .60 1           .70 1             .77             .83             .63
Net realized and unrealized gain (loss)                (.24)           1.59               .49            (.66)            .02
                                                  ------------------------------------------------------------------------------
Total from investment operations                        .36            2.29              1.26             .17             .65
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.58)           (.72)             (.77)           (.81)           (.62)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   12.50       $   12.72       $     11.15     $     10.66     $     11.30
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     2.97%          21.09%            11.89%           1.57%           6.07%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 558,386       $ 528,192       $   308,778     $   188,645     $    90,547
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 533,869       $ 410,031       $   256,425     $   141,819     $    36,100
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.84%           5.80%             6.80%           7.67%           5.85%
Total expenses                                         1.46%           1.48%             1.56%           1.81%           1.80%
Expenses after payments and waivers
and reduction to custodian expenses                    1.46%           1.48%             1.56%           1.81%           1.63% 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  53%             22%               44%             57%            127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 63 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS C        YEAR ENDED JULY 31,                     2006          2005            2004            2003            2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   12.67     $   11.11     $     10.63     $     11.27     $     11.24
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .60 1         .68 1           .76             .83             .61
Net realized and unrealized gain (loss)                (.24)         1.60             .49            (.66)            .04
                                                  --------------------------------------------------------------------------

Total from investment operations                        .36          2.28            1.25             .17             .65
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.58)         (.72)           (.77)           (.81)           (.62)
----------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   12.45     $   12.67     $     11.11     $     10.63     $     11.27
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.01%        21.08%          11.83%           1.59%           6.09%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,299,995    $ 868,108     $   265,340     $   111,710     $    49,248
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,050,344    $ 488,562     $   193,845     $    85,483     $    13,453
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                  4.83%         5.68%           6.76%           7.68%           5.88%
Total expenses                                         1.44%         1.46%           1.56%           1.80%           1.80%
Expenses after payments and waivers
and reduction to custodian expenses                    1.44%         1.46%           1.56%           1.80%           1.63% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  53%           22%             44%             57%            127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer Rochester National Municipals
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the SAI, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP(225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website.  You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the SAI can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-5867

PR0795.001.0906
Printed on recycled paper

                          Appendix to Prospectus of
                  Oppenheimer Rochester National Municipals

      Graphic material included in the Prospectus of Oppenheimer Rochester
National Municipals: "Annual Total Returns (Class A) (as of December 31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Rochester
National Municipals (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart:

Calendar                         Oppenheimer Rochester
Year                             National Municipals
Ended                            Class A Shares

12/31/96                               4.01%
12/31/97                               9.13%
12/31/98                               5.95%
12/31/99                             -5.08%
12/31/00                            10.83%
12/31/01                              5.23%
12/31/02                              5.78%
12/31/03                            14.93%
12/31/04                            10.56%
12/31/05                             9.96%

------------------------------------------------------------------------------
Oppenheimer New Jersey Municipal Fund
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112-3924

1.800.CALL OPP (225.5677)

Statement of Additional Information dated September 27, 2006

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated September 27, 2006.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270,
Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings.........................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................

Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm.......................
Financial Statements .........................................................

------------------------------------------------------------------------------

ABOUT THE FUND
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment objective and the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of
Additional Information ("SAI") contains supplemental information about those policies and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Fund does not make investments with the objective of seeking capital growth because that would be inconsistent with its goal of seeking tax-exempt income.  However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security is purchased, that security will normally decline in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.  The Fund may dispose of securities prior to their maturity for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "What Does the Fund Invest in?" and "About the Fund's Investments."  As a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in New Jersey municipal securities. This includes securities that generate income subject to the alternative minimum tax. Municipal securities are generally classified as general obligation bonds, revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds.  The Fund has classified municipal securities having a maturity (when the security is issued) of more than one (1) year as
"municipal bonds."  The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "industrial development" and "private activity" bonds). They may have fixed, variable or floating rates of interest or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five (5) to ten (10) years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

            |_| General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.  Issuers of general obligation bonds include states, counties, cities, towns, and school districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.  Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

            |_| Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and
hospitals.
      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the "Internal Revenue
Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or, "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under Internal
Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A
"substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain  qualified private activity bonds that is tax-exempt
may   nonetheless  be  treated  as  a  tax  preference  item  subject  to  the alternative  minimum  tax to which  certain  taxpayers  are  subject.  If such qualified  private activity bonds are held by the Fund, a proportionate  share of the  exempt-interest  dividends paid by the Fund will constitute an item of tax preference to such shareholders.

      |X| Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one (1) year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs.  Some of the types of municipal notes the Fund can invest in are described below.

            |_|  Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

            |_|  Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

            |_|  Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

            |_| Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

            |_|  Tax-Exempt Commercial Paper. This type of short-term
obligation (usually having a maturity of 270 days or less), is issued by a municipality to meet current working capital needs.

      |X| Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities.  Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities.  Their purchase by the Fund would be limited as described below in "Illiquid Securities."  From time to time the Fund may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.  Those guidelines require the Manager to evaluate:

      |_| the frequency of trades and price quotations for such securities;
      |_| the number of dealers or other potential buyers willing to purchase or sell such securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

      Municipal leases have special risk considerations.  Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.
While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

TOBACCO RELATED BONDS.  The Funds may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. Each Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master
Settlement Agreement ("MSA"). The MSA is an agreement reached out of court in
November 1998 between 46 states and six other U.S. jurisdictions (including
Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers
(Phillip Morris, RJ Reynolds, Brown & Williamson, and Lorillard).
Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to a Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, each Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge
("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Funds consider the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

      Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines as applied to the MSA and the states' MSA-related legislation, which interpretation appears to conflict with interpretations by other courts, which have rejected challenges to the MSA and the states'
MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

      |X| Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating
Services, a division of the McGraw-Hill Companies, Inc., ("S&P") and Fitch,
Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate.  However, their ratings are general opinions and are not guarantees of quality.
Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Lower grade securities (also referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the
Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.  However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      After the Funds buy a municipal security, the security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the
Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's,
S&P or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      The rating definitions of Moody's, S&P and Fitch for municipal securities are contained in Appendix A to this SAI.  The Fund can purchase securities that are unrated by nationally recognized rating organizations.
The Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing Primarily in New Jersey Municipal Securities.
Because the Fund focuses its investments primarily on New Jersey municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of New Jersey and its municipalities, authorities and other instrumentalities that issue securities in which the Fund invests, including political developments, economic problems and legislation as well as adverse events affecting borrower entities and credit enhancement providers. It is not possible to predict the future impact of political developments, economic, regulatory or tax problems and legislation on the long-term ability of the State of New Jersey or New
Jersey municipal issuers, borrower entities or credit enhancement providers to pay interest or repay principal on their obligations.

      The information below is only a brief summary of general information regarding the state and the types of obligations issued by it and its political subdivisions, based upon information the Fund has drawn from sources that it believes are reliable, including official statements relating to securities offerings of New Jersey issuers.  The information below is general in nature and does not provide information about the financial condition of the state or specific issuers in whose securities the Fund may invest, or the risks of those specific investments. The information provided below is subject to change without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the State since the date hereof.

New Jersey Economic Information and Trends.  The New Jersey economy remains strong and the outlook for 2006 is for continued growth in employment and income.  In many ways, New Jersey has an enviable economic profile - a large and balanced employment base with a record number of people working, income and wealth levels that are among the highest in the country, a well-educated and productive workforce, and over-representation in employment in key high-paying service sectors.

However, there is worrisome evidence that the state's economic advantages are eroding.  In 2005 the state's employment growth rate lagged well behind that of the nation and the composition of the state's job growth was concentrated in relatively lower-than-average pay sectors.  In addition, a longer-term erosion of the state's science and technology employment base also raises questions about the future direction of the economy and emphasizes the need for an aggressive economic development policy.  At the same time, the state's persistent structural fiscal deficit must be addressed, but it must be done in a way that does not damage the economy.

In 2005, the state added 37,200 jobs for a 0.9% increase (December 2004 to
December 2005).  The state's employment rate of growth was significantly below the 1.5% job increase of the nation, despite two major hurricanes that caused significant employment losses in the Gulf Coast region.  In 2004 New
Jersey added 46,300 jobs.  Thus, employment growth in 2005 was down by 9,100 jobs from a year earlier.  However, nearly one-third of the 2004 job gain was in the public sector.  Private sector employment in New Jersey in 2005 grew by 35,400 jobs, and exceeded the 31,300 private sector job gain of 2004.

Personal income growth in New Jersey was solid with a 5.3% gain between the third quarter of 2004 and the third quarter of 2005.  For the first three quarters of 2005, personal income rose by 5.8% over the same period in 2004.
Housing activity in 2005 continued to be very strong and new residential permits approached 39,000, the highest annual total of the decade.  Home prices also continued to rise rapidly with the median price of an existing single family home in New Jersey increasing by 13.6% between the third quarter of 2004 and the third quarter of 2005.  However, the long-awaited, and frequently forecasted, cooling of the housing sector is finally underway.  By the end of 2005, a significant increase in unsold housing inventory, a slowdown in price appreciation, and a marked decline in housing sales in New Jersey all pointed convincingly to a slowing housing sector in
2006.

The primary government's assets total $30.8 billion, an increase of $2.3 billion from the prior fiscal year.  This increase was the result of a $1.5 billion increase in investments as well as an $823.4 million increase in the state's capital assets.  As of June 30, 2005, liabilities exceeded assets by
$6.2 billion.  The State's unrestricted net assets, which represent net assets that have no statutory commitments and are available for discretionary use, totaled a negative $19.0 billion.  The negative balance is primarily a result of financing unfunded actuarial liabilities in the State's pension fund systems and uninsured motorist funds, financing local elementary and high school construction, and securitizing tobacco master settlement agreement receipts.

During Fiscal Year 2005, State revenues, including transfers, totaled $45.1 billion, an increase of $4.9 billion from the prior fiscal year.  General taxes totaled $23.3 billion and accounted for 51.6 percent of total State revenues for Fiscal Year 2005.  This amount reflects a $2.4 billion increase from the prior fiscal year.  The State's Gross Income Tax totaled $9.5 billion, the Sales and Use Tax totaled $6.5 billion and the Corporation
Business Tax totaled $2.4 billion.  The State's three major taxes comprised
78.8 percent of the total general taxes that were collected during Fiscal
Year 2005.

Total revenues for fiscal 2007 are expected to be $30.7 billion, $2.5 billion above the revised fiscal 2006 anticipation, and include new revenue solutions of $1.8 billion.  Base revenues are expected to grow moderately in fiscal
2007.  Most economic indicators for the nation and New Jersey are projected to be at least as strong in 2006 as they were in 2005 and somewhat softer in
2007.  Absent any of the revenue actions that have been proposed by the
Governor, base revenue for fiscal 2007 would have been only $29 billion which is $800 million more than the total revenue in the current budget.

Other Investment Techniques and Strategies.  In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

      |X| Floating Rate and Variable Rate Obligations.      Variable rate
demand obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety-one (91) day
U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of no less than one (1)
year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one (1) year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one (1) year and upon not more than thirty (30) days'
notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.  Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund's limitations on investments in illiquid securities.

     Inverse Floaters. Variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes. As short term interest rates rise, inverse floaters produce less current income and their market value can become volatile. As short term interest rates fall, inverse floaters produce more current income. Inverse floaters are a type of derivative security.

      To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. For example, the interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions. The Fund can invest up to 20% of its total assets in inverse floaters.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The
Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under certain circumstances, such an agreement would commit the Fund to reimburse the sponsor of the inverse floater the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. The Fund would not be required to make such a reimbursement under standard terms of a more typical inverse floater not subject to such an agreement. Although entering into a "shortfall and forebearance" agreement would expose the Fund to the risk that it may be required to make the reimbursement described above, the Fund may receive higher interest payments than under a typical inverse floater and generally is able to defer recognizing any loss on an inverse floater covered by the shortfall and forbearance agreement.

      |X| "When-Issued" and "Delayed Delivery" Transactions.  The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" (or "forward commitment") basis.
"When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six (6) months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six (6) months and possibly as long as two (2) years or more after the trade date.  The securities are subject to change in value from market fluctuation during the settlement period.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the
Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund
engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage.  Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased.  In a sale transaction, it records the proceeds to be received, in determining its net asset value in a purchases. The Fund will identify on its books liquid securities of any type with a value at least equal to the purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|  Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities.  They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one (1) to five (5) days of the purchase.  Repurchase agreements having a maturity beyond seven (7) days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven (7) days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid Securities and Restricted Securities. The Fund has
percentage limitations that apply to purchases of illiquid and restricted securities, as stated in the Prospectus. The Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity.  The
Manager takes into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  Illiquid securities include repurchase agreements maturing in more than seven days.
 The Fund may also acquire restricted securities that have contractual restrictions on their public resale. Those restrictions might limit the
Fund's ability to dispose of the securities and might lower the amount the
Fund could realize upon the sale.

      |X| Borrowing for Leverage.  The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to
5% of its total assets for temporary purposes from any person. Under the
Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The
Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

      |X| Loans of Portfolio Securities.  To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's
Board of Trustees. These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The
Fund may pay reasonable finder's, custodian and administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

|X| Puts and Standby Commitments.   The Fund can acquire "stand-by
commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.
When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.
However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the
Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security.  Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires.  Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

|X|   Other Derivative Investments.  The Fund can invest in other municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.  Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.
However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.  These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| Hedging.  The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:

      |_| sell interest rate futures or municipal bond index futures,
      |_| buy puts on such futures or securities, or
      |_| write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures.

      The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities.  In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position.  For this type of hedging, the Fund could:

      |_| buy interest rate futures or municipal bond index futures, or
      |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under applicable regulations governing the Fund.

      |X| Futures.  The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract.
The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received by the fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the
Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the future for tax purposes.  Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S. Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).
For example, if a bond has an effective duration of three years, a 1%
increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful.  U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

      |X| Put and Call Options.  The Fund can buy and sell certain kinds of put options (puts) and call options (calls).  These strategies are described below.

      |X| Writing Covered Call Options.  The Fund can write (that is, sell)
call options.  The Fund's call writing is subject to a number of restrictions:

(1)   After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)   Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of The
         NASDAQ(R)Stock Market, Inc. or traded in the over-the-counter market.
(3)   Each call the Fund writes must be "covered" while it is outstanding.
         That means the Fund must own the investment on which the call was written.

      When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine (9) months.  The exercise price may differ from the market price of the underlying security.
The Fund has retained the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities.  The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, the Fund  must cover the call by segregating in escrow in all appropriate cases an equivalent dollar value of liquid assets.
The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

            |X| Purchasing Puts and Calls.  The Fund may buy calls only on
securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It can also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold
(whether or not at a profit), it will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

      When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.
Puts on municipal bond indices are settled in cash.  Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

      |_| Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.
The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible, for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

     The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging).  It is possible that the market may decline.  If the Fund then does not invest in such securities because of concerns that there may be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

     An option position may be closed out only on a market that provides secondary trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

     |_| Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

     Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the
Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

     The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.
Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_| Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment adviser
(as they may be amended from time to time), and as otherwise set forth in the
Fund's Prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

|X|   Portfolio Turnover.  A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."  Active and frequent trading increases the rate of portfolio turnover and could increase the Fund's transaction costs.  However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because such gains would not be tax-exempt income.  To a limited degree, the
Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the
Fund may realize a capital gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The
Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

      |X| Temporary Defensive and Interim Investments. The securities the
Fund can invest in for temporary defensive purposes include the following:

            |_|  short-term municipal securities;
            |_| obligations issued or guaranteed by the U.S. Government or
               its agencies or instrumentalities;
            |_| corporate debt securities rated within the three highest
               grades by a nationally recognized rating agency;
             |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
             |_| certificates of deposit of domestic banks with assets of $1 billion or more.

The Fund also might hold these type of securities pending the investment of proceeds for the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

      |X| Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in taxable securities, the Fund would not be able to meet its objective of paying exempt-interest dividends to its shareholders. Taxable investments include, for example, hedging instruments, repurchase agreements, and some of the types of securities the Fund would buy for temporary defensive purposes.

Other Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_| more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy.  Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such.  The Fund's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general, or to New Jersey municipal securities.

      |_| The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_|  The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      |_| The Fund cannot make loans, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_|  The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_|                 The Fund invests at least 80% of its net assets
(plus borrowings for investment purposes) in New Jersey municipal securities.
This includes securities that generate income subject to the alternative minimum tax.

      Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      The Fund cannot invest in other investment companies except to the extent permitted by the Act. The Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment company for which the Manager, one of its affiliates or a successor is the investment adviser or sub-adviser. That fund or funds must have substantially the same fundamental investment objective, policies and limitations as the Fund. The Fund's policy not to concentrate its investments, as described above, also would permit the Fund to adopt a
"master-feeder" structure. Under that structure, the Fund would be a "feeder"
fund and would invest all of its assets in a single pooled "master fund" in which other feeder funds could also invest. This could enable the Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure. The Fund has no present intention of adopting the master-feeder structure. If it did so, the Prospectus and this SAI would be revised accordingly.

      The Fund's policy on senior securities does not prohibit certain activities that are permitted by the Fund's other policies, including borrowing money for emergency purposes as permitted by its other investment policies and applicable regulations, entering into delayed-delivery and when-issued arrangements for portfolio securities transactions, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin, collateral or escrow arrangements permitted under its other investment policies.

      |X| Does the Fund Have Other Restrictions that are Not Fundamental
Policies?

      The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the Board of Trustees, without obtaining shareholder approval.

      |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its
Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the
Prospectus or this SAI.

      |_| The Fund cannot purchase securities other than hedging instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

|_|   The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with the Fund's policy on borrowing and hedging instruments is permitted.

      |_| The Fund cannot sell securities short.

      |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

      |_| The Fund will not invest more than 10% of its net assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to
Rule 144A under the Securities Act of 1933.

Non-Diversification of the Fund's Investments.   The Fund is
"non-diversified," as defined in the Investment Company Act.  Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer."  That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

Being non-diversified poses additional investment risks, because if the Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers.  However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code.  If it qualifies, the
Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the
Fund's total assets may be invested in the securities of a single issuer
(other than Government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by the Fund, or one or more qualified publicly traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources). Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and
(2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer.
Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.
That is done even though the bonds are municipal securities, as to which the
Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing more than 25% of the Fund's total assets in securities paying interest from revenues of similar type projects or in industrial development bonds. This is not a fundamental policy and therefore could be changed without shareholder approval. However, if that change were made, the
Prospectus or this SAI would be supplemented to reflect the change. The
Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Funds' industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds.  As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.
For the purposes of the Fund's policy not to concentrate in securities of issuers as described in the investment restrictions listed in the Prospectus and this SAI, the Fund has adopted the industry classifications set forth in
Appendix B to this SAI. This is not a fundamental policy. Bonds which are refunded with escrowed U.S. government securities are considered U.S.
government securities for purposes of the Fund's policy not to concentrate.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q,
            which are publicly available at the SEC.  In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a
            15-day lag.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

o     Dealers to obtain price quotations where the Fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

          Portfolio  managers  and  analysts  may,  subject  to the  Manager's policies  on  communications  with the  press  and  other  media,  discuss portfolio  information in interviews  with members of the media, or in due diligence or similar  meetings with clients or  prospective  purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

         ------------------------------------------------------------
         A.G. Edwards & Sons            Keijser Securities
         ------------------------------------------------------------
         ------------------------------------------------------------
         ABG Securities                 Kempen & Co. USA Inc.
         ------------------------------------------------------------
         ------------------------------------------------------------
         ABN AMRO                       Kepler Equities/Julius Baer
                                        Sec
         ------------------------------------------------------------
         ------------------------------------------------------------
         Advest                         KeyBanc Capital Markets
         ------------------------------------------------------------
         ------------------------------------------------------------
         AG Edwards                     Leerink Swan
         ------------------------------------------------------------
         ------------------------------------------------------------
         American Technology Research   Legg Mason
         ------------------------------------------------------------
         ------------------------------------------------------------
         Auerbach Grayson               Lehman
         ------------------------------------------------------------
         ------------------------------------------------------------
         Banc of America Securities     Lehman Brothers
         ------------------------------------------------------------
         ------------------------------------------------------------
         Barclays                       Lipper
         ------------------------------------------------------------
         ------------------------------------------------------------
         Baseline                       Loop Capital Markets
         ------------------------------------------------------------
         ------------------------------------------------------------
         Bear Stearns                   MainFirst Bank AG
         ------------------------------------------------------------
         ------------------------------------------------------------
         Belle Haven                    Makinson Cowell US Ltd
         ------------------------------------------------------------
         ------------------------------------------------------------
         Bloomberg                      Maxcor Financial
         ------------------------------------------------------------
         ------------------------------------------------------------
         BNP Paribas                    Merrill
         ------------------------------------------------------------
         ------------------------------------------------------------
         BS Financial Services          Merrill Lynch
         ------------------------------------------------------------
         ------------------------------------------------------------
         Buckingham Research Group      Midwest Research
         ------------------------------------------------------------
         ------------------------------------------------------------
         Caris & Co.                    Mizuho Securities
         ------------------------------------------------------------
         ------------------------------------------------------------
         CIBC World Markets             Morgan Stanley
         ------------------------------------------------------------
         ------------------------------------------------------------
         Citigroup                      Morningstar
         ------------------------------------------------------------
         ------------------------------------------------------------
         Citigroup Global Markets       Natexis Bleichroeder
         ------------------------------------------------------------
         ------------------------------------------------------------
         Collins Stewart                Ned Davis Research Group
         ------------------------------------------------------------
         ------------------------------------------------------------
         Craig-Hallum Capital Group LLC Nomura Securities
         ------------------------------------------------------------
         ------------------------------------------------------------
         Credit Agricole Cheuvreux N.A. Pacific Crest
         Inc.
         ------------------------------------------------------------
         ------------------------------------------------------------
         Credit Suisse First Boston     Pacific Crest Securities
         ------------------------------------------------------------
         ------------------------------------------------------------
         Daiwa Securities               Pacific Growth Equities
         ------------------------------------------------------------
         ------------------------------------------------------------
         Davy                           Petrie Parkman
         ------------------------------------------------------------
         ------------------------------------------------------------
         Deutsche Bank                  Pictet
         ------------------------------------------------------------
         ------------------------------------------------------------
         Deutsche Bank Securities       Piper Jaffray Inc.
         ------------------------------------------------------------
         ------------------------------------------------------------
         Dresdner Kleinwort Wasserstein Plexus
         ------------------------------------------------------------
         ------------------------------------------------------------
         Emmet & Co                     Prager Sealy & Co.
         ------------------------------------------------------------
         ------------------------------------------------------------
         Empirical Research             Prudential Securities
         ------------------------------------------------------------
         ------------------------------------------------------------
         Enskilda Securities            Ramirez & Co.
         ------------------------------------------------------------
         ------------------------------------------------------------
         Essex Capital Markets          Raymond James
         ------------------------------------------------------------
         ------------------------------------------------------------
         Exane BNP Paribas              RBC Capital Markets
         ------------------------------------------------------------
         ------------------------------------------------------------
         Factset                        RBC Dain Rauscher
         ------------------------------------------------------------
         ------------------------------------------------------------
         Fidelity Capital Markets       Research Direct
         ------------------------------------------------------------
         ------------------------------------------------------------
         Fimat USA Inc.                 Robert W. Baird
         ------------------------------------------------------------
         ------------------------------------------------------------
         First Albany                   Roosevelt & Cross
         ------------------------------------------------------------
         ------------------------------------------------------------
         First Albany Corporation       Russell Mellon
         ------------------------------------------------------------
         ------------------------------------------------------------
         Fixed Income Securities        Ryan Beck & Co.
         ------------------------------------------------------------
         ------------------------------------------------------------
         Fortis Securities              Sanford C. Bernstein
         ------------------------------------------------------------
         ------------------------------------------------------------
         Fox-Pitt, Kelton               Scotia Capital Markets
         ------------------------------------------------------------
         ------------------------------------------------------------
         Friedman, Billing, Ramsey      SG Cowen & Co.
         ------------------------------------------------------------
         ------------------------------------------------------------
         Fulcrum Global Partners        SG Cowen Securities
         ------------------------------------------------------------
         ------------------------------------------------------------
         Garp Research                  Soleil Securities Group
         ------------------------------------------------------------
         ------------------------------------------------------------
         George K Baum & Co.            Standard & Poors
         ------------------------------------------------------------
         ------------------------------------------------------------
         Goldman                        Stone & Youngberg
         ------------------------------------------------------------
         ------------------------------------------------------------
         Goldman Sachs                  SWS Group
         ------------------------------------------------------------
         ------------------------------------------------------------
         HSBC                           Taylor Rafferty
         ------------------------------------------------------------
         ------------------------------------------------------------
         HSBC Securities Inc            Think Equity Partners
         ------------------------------------------------------------
         ------------------------------------------------------------
         ING Barings                    Thomas Weisel Partners
         ------------------------------------------------------------
         ------------------------------------------------------------
         ISI Group                      UBS
         ------------------------------------------------------------
         ------------------------------------------------------------
         Janney Montgomery              Wachovia
         ------------------------------------------------------------
         ------------------------------------------------------------
         Jefferies                      Wachovia Corp
         ------------------------------------------------------------
         ------------------------------------------------------------
         Jeffries & Co.                 Wachovia Securities
         ------------------------------------------------------------
         ------------------------------------------------------------
         JP Morgan                      Wescott Financial
         ------------------------------------------------------------
         ------------------------------------------------------------
         JP Morgan Securities           William Blair
         ------------------------------------------------------------
         ------------------------------------------------------------
         JPP Eurosecurities             Yieldbook
         ------------------------------------------------------------
         ------------------------------------------------------------
         Keefe, Bruyette & Woods
         ------------------------------------------------------------

How the Fund Is Managed

Organization and History.  The Fund, a series of Oppenheimer Multi-State
Municipal Trust (referred to as the "Trust), an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest.  The Trust was organized as a single-series
Massachusetts business trust in 1989.  In 1993 it was reorganized to be a multi-series business trust (now called Oppenheimer Multi-State Municipal
Trust).  The Fund was added as a separate series of that Trust in 1994. Each of the three series of the Trust is a separate fund that issues its own shares, has its own investment portfolio, and has its own assets and liabilities.

      |X| Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C.  All classes invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,

o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X| Meetings of Shareholders.  As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee.  Each committee is comprised solely of Trustees who are not "interested persons" under the
Investment Company Act (the "Independent Trustees").  The members of the
Audit Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A.
Randall, and Joseph M. Wikler. The Audit Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2006. The Audit Committee furnishes the
Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent
Auditors").  Other main functions of the Audit Committee outlined in the
Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged;
(ii) reviewing reports from the Fund's independent Auditors regarding the
Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the
Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian
F. Wruble.  The Regulatory & Oversight Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2006.  The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold.
The Governance Committee held 9 meetings during the Fund's fiscal year ended
July 31, 2006.  The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance
Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the
Fund's shareholders.  The Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager.  The
Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates.  Upon Board approval, the
Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds,
Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York,
New York 10281-1008, to the attention of the Board of Trustees of Oppenheimer
New Jersey Municipal Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following:  (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.  Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act.  In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      The members of the Proxy Committee are Russell S. Reynolds Jr.
(Chairman), Matthew P. Fink and Mary F. Miller.  The Proxy Committee held 2 meetings during the Fund's fiscal year ended July 31, 2006.  The Proxy
Committee provides the Board with recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals           Oppenheimer International Value Fund
                                          Oppenheimer Limited Term California
Oppenheimer AMT-Free New York Municipals  Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Money Market Fund, Inc.
Oppenheimer California Municipal Fund     Oppenheimer Multi-State Municipal Trust
Oppenheimer Capital Appreciation Fund     Oppenheimer Portfolio Series
Oppenheimer Developing Markets Fund       Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Discovery Fund                Municipal Fund
                                          Oppenheimer Rochester Michigan Municipal
Oppenheimer Dividend Growth Fund          Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Rochester Ohio Municipal Fund
                                          Oppenheimer Rochester Virginia Municipal
Oppenheimer Emerging Technologies Fund    Fund
Oppenheimer Enterprise Fund               Oppenheimer Select Value Fund
Oppenheimer Global Fund                   Oppenheimer Series Fund, Inc.
Oppenheimer Global Opportunities Fund     OFI Tremont Core Strategies Hedge Fund
Oppenheimer Gold & Special Minerals Fund  OFI Tremont Market Neutral Hedge Fund
                                          Oppenheimer Tremont Market Neutral Fund
Oppenheimer Growth Fund                   LLC
Oppenheimer International Diversified
Fund                                      Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer International Small Company
Fund

     In addition to being a Board  member of each of the Board I Funds,  Messrs.
Galli and  Wruble are  directors  or  trustees  of ten other  portfolios  in the
OppenheimerFunds complex.

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Fielding,  Cottier, Loughran, Willis, Gillespie,  Murphy, Petersen,
Szilagyi,Vandehey,  Wixted,  and Zack,  and Mss.  Bloomberg  and  Ives,  who are
officers of the Fund,  hold the same offices with one or more of the other Board
I Funds.  As of September 1, 2006,  the Trustees and officers of the Fund,  as a group,  owned of record or  beneficially  less than 1% of any class of shares of the Fund. The foregoing  statement does not reflect  ownership of shares held of record by an employee benefit plan for employees of the Manager,  other than the shares  beneficially  owned  under that plan by the  officers of the Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family members), owns securities of either the Manager or the Distributor of the
Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     Biographical  Information.  The Trustees and officers, their positions with the Fund,  length of service in such  position(s) and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
"Supervised  Funds").  The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term or until his or her resignation, retirement, death or removal.

          Independent Trustees

-----------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                       Dollar
                                                                       Range Of
                                                            Range of   Shares
Position(s) Held   Years;                                   Shares     Beneficially
with Fund,         Other Trusteeships/Directorships Held;   BeneficiallOwned in
Length of Service, Number of Portfolios in Fund Complex     Owned in   Supervised
Age                Currently Overseen                       the Fund   Funds
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                                              As of December 31,

                                                                     2005

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Clayton K.         Director of American Commercial Lines    None       Over
Yeutter, Chairman  (barge company) (since January 2005);               $100,000
of the Board of    Attorney at Hogan & Hartson (law firm)
Trustees since     (since June 1993); Director of Covanta
2003;              Holding Corp. (waste-to-energy company)
Trustee since 1994 (since 2002); Director of Weyerhaeuser
Age: 75            Corp. (1999-April 2004); Director of
                   Caterpillar, Inc. (1993-December 2002);
                   Director of ConAgra Foods (1993-2001);
                   Director of Texas Instruments
                   (1993-2001); Director of  FMC
                   Corporation (1993-2001). Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Matthew P. Fink    Trustee of the Committee for Economic    None       Over
Trustee since 2005 Development (policy research                        $100,000
Age: 65            foundation) (since 2005); Director of
                   ICI Education Foundation (education
                   foundation) (October 1991-August 2006);
                   President of the Investment Company
                   Institute (trade association) (October
                   1991- June 2004); Director of ICI
                   Mutual Insurance Company (insurance
                   company) (October 1991- June 2004).
                   Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert G. Galli,   A trustee or director of other           None       Over
Trustee since 1994 Oppenheimer funds. Oversees 53                      $100,000
Age: 73            portfolios in the OppenheimerFunds

                   complex.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Phillip A.         Distinguished Presidential Fellow for    None       Over
Griffiths,         International Affairs since 2002) and               $100,000
Trustee, since     Member (since 1979) of the National
1999               Academy of Sciences; Council on Foreign
Age: 67            Relations (since 2002); Director of GSI
                   Lumonics Inc. (precision medical
                   equipment supplier) (since 2001);
                   Senior Advisor of The Andrew W. Mellon
                   Foundation (since 2001); Chair of
                   Science Initiative Group (since 1999);
                   Member of the American Philosophical
                   Society (since 1996);Trustee of
                   Woodward Academy (since 1983); Foreign
                   Associate of Third World Academy of
                   Sciences; Director of the Institute for
                   Advanced Study (1991-2004); Director of
                   Bankers Trust New York Corporation
                   (1994-1999). Provost at Duke University
                   (1983-1991). Oversees 43 portfolios in
                   the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mary F. Miller,    Trustee of the American Symphony         None       Over
Trustee since      Orchestra (not-for-profit) (since                   $100,000
2004               October 1998); Senior Vice President
Age: 63            and General Auditor of American Express
                   Company (financial services company)
                   (July 1998-February 2003). Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joel W. Motley,    Director of Columbia Equity Financial    None       Over
Trustee since 2002 Corp. (privately-held financial                     $100,000
Age: 54            adviser) (since 2002); Managing
                   Director of Carmona Motley, Inc.
                   (privately-held financial adviser)
                   (since January 2002); Managing Director
                   of Carmona Motley Hoffman Inc.
                   (privately-held financial adviser)
                   (January 1998-December 2001);  Member
                   of the Finance and Budget Committee of
                   the Council on Foreign Relations, the
                   Investment Committee of the Episcopal
                   Church of America, the Investment
                   Committee of Human Rights Watch and the
                   Investment Committee of Historic Hudson
                   Valley. Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Kenneth A. Randall Director of Dominion Resources, Inc.     None       Over
Trustee since 1989 (electric utility holding company)                  $100,000

Age: 79            (since February 1972-October 2005);
                   Former Director of Prime Retail, Inc.
                   (real estate investment trust),
                   Dominion Energy Inc. (electric power
                   and oil & gas producer), Lumbermens
                   Mutual Casualty Company, American
                   Motorists Insurance Company and
                   American Manufacturers Mutual Insurance
                   Company; Former President and Chief
                   Executive Officer of The Conference
                   Board, Inc. (international economic and
                   business research). Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Russell S.         Chairman of The Directorship Search      None       $10,000-$50,000
Reynolds, Jr.,     Group, Inc. (corporate governance

Trustee since 1994 consulting and executive recruiting)

Age: 74            (since 1993); Life Trustee of
                   International House (non-profit
                   educational organization); Former
                   Trustee of The Historical Society of
                   the Town of Greenwich. Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joseph M. Wikler,  Director of the following medical        None       Over
Trustee since      device companies: Medintec (since 1992)             $100,000
August 2005        and Cathco (since 1996); Director of
Age: 65            Lakes Environmental Association (since
                   1996); Member of the Investment
                   Committee of the Associated Jewish
                   Charities of Baltimore (since 1994);
                   Director of Fortis/Hartford mutual
                   funds (1994-December 2001). Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Peter I. Wold      President of Wold Oil Properties, Inc.   None       Over
Trustee since      (oil and gas exploration and production             $100,000
September 2005     company) (since 1994); Vice President,
Age: 58            Secretary and Treasurer of Wold Trona
                   Company, Inc. (soda ash processing and
                   production) (since 1996); Vice
                   President of Wold Talc Company, Inc.
                   (talc mining) (since 1999); Managing
                   Member of Hole-in-the-Wall Ranch
                   (cattle ranching) (since 1979);
                   Director and Chairman of the Denver
                   Branch of the Federal Reserve Bank of
                   Kansas City (1993-1999); and Director
                   of PacifiCorp. (electric utility)
                   (1995-1999). Oversees 43 portfolios in
                   the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Brian F. Wruble    General Partner of Odyssey Partners,     None       Over
Trustee since 2005 L.P. (hedge fund) (since September                  $100,000
Age: 63            1996); Director of Special Value

                   Opportunities Fund, LLC (registered

                   investment company) (since September
                   2004); Member of Zurich Financial
                   Investment Advisory Board (insurance)
                   (since October 2004); Board of
                   Governing Trustees of The Jackson
                   Laboratory (non-profit) (since August
                   1990); Trustee of the Institute for
                   Advanced Study (non-profit educational
                   institute) (since May 1992); Special
                   Limited Partner of Odyssey Investment
                   Partners, LLC (private equity
                   investment) (January 1999-September
                   2004); Trustee of Research Foundation
                   of AIMR  (2000-2002) (investment
                   research, non-profit); Governor, Jerome
                   Levy Economics Institute of Bard
                   College (August 1990-September 2001)
                   (economics research); Director of Ray &
                   Berendtson, Inc. (May 2000-April 2002)
                   (executive search firm). Oversees 53
                   portfolios in the OppenheimerFunds
                   complex

-----------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                           INTERESTED TRUSTEE AND OFFICER
-------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                            Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares    Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially  Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in    Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                                 As of December 31, 2005

------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and        None        Over $100,000

President and      Director (since June 2001) and President
Trustee since      (since September 2000) of the Manager;
2001               President and director or trustee of other
Age: 57            Oppenheimer funds; President and Director
                   of Oppenheimer Acquisition Corp. ("OAC")
                   (the Manager's parent holding company) and
                   of Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of the Manager)
                   (since July 2001); Director of
                   OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (since November
                   2001); Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chief Operating
                   Officer of the Manager (September 2000-June
                   2001); President and Trustee of MML Series
                   Investment Fund and MassMutual Select Funds
                   (open-end investment companies) (November
                   1999-November 2001); Director of C.M. Life
                   Insurance Company (September 1999-August
                   2000); President, Chief Executive Officer
                   and Director of MML Bay State Life
                   Insurance Company (September 1999-August
                   2000); Director of Emerald Isle Bancorp and
                   Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp) (June
                   1989-June 1998). Oversees 91 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Fielding, Loughran, Cottier, Willis, Gillespie and Zack and Ms. Bloomberg,
Two World Financial Center, 225 Liberty Street, New York, New York
10281-1008, for Messrs. Petersen, Szilagyi,Vandehey and Wixted and Ms. Ives,
6803 S. Tucson Way, Centennial, Colorado 80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

  -----------------------------------------------------------------------------------
                              Other Officers of the Fund
  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------
  Name, Position(s)    Principal Occupation(s) During Past 5 Years
  Held with Fund,
  Length of Service,
  Age
  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------
  Ronald H. Fielding,  Senior Vice President of the Manager since January 1996;

  Vice President and   Chairman of the Rochester Division of the Manager since
  Portfolio Manager    January 1996; an officer of 18 portfolios in the
  since 2002           OppenheimerFunds complex.
  Age: 57

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  Daniel G.            Vice President of the Manager since April 2001; an officer
  Loughran, Vice       of 18 portfolios in the OppenheimerFunds complex.
  President since
  2005 and Portfolio
  Manager since 2002
  Age: 42

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------
  Scott Cottier,       Vice President of the Manager since 2002; portfolio manager

  Vice President       and trader at Victory Capital Management (1999-2002). An
  since 2005 and       officer of 18 portfolios in the OppenheimerFunds complex.
  Portfolio Manager
  since 2005
  Age: 35

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  Troy Willis, Vice    Associate Portfolio Manager of the Manager since 2003;
  President since      corporate attorney for Southern Resource Group (1999-2003);
  2005 and Portfolio   an officer of 18 portfolios in the OppenheimerFunds complex.
  Manager since 2005
  Age: 33

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  Mark S. Vandehey,    Senior Vice President and Chief Compliance Officer of the
  Vice President and   Manager (since March 2004); Vice President of
  Chief Compliance     OppenheimerFunds Distributor, Inc., Centennial Asset
  Officer since 2004   Management Corporation and Shareholder Services, Inc. (since
  Age: 56              June 1983). Former Vice President and Director of Internal
                       Audit of the Manager (1997-February 2004). An officer of 91 portfolios in the OppenheimerFunds complex.

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  Brian W. Wixted,     Senior Vice President and Treasurer of the Manager (since
  Treasurer and        March 1999); Treasurer of the following: HarbourView Asset
  Principal Financial  Management Corporation, Shareholder Financial Services,
  & Accounting         Inc., Shareholder Services, Inc., Oppenheimer Real Asset
  Officer since 1999   Management Corporation, and Oppenheimer Partnership
  Age: 46              Holdings, Inc. (since March 1999), OFI Private Investments,
                       Inc. (since March 2000), OppenheimerFunds International Ltd.
                       (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                       Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust
                       program established by the Manager) (since June 2003);
                       Treasurer and Chief Financial Officer of OFI Trust Company
                       (trust company subsidiary of the Manager) (since May 2000);
                       Assistant Treasurer of the following: OAC (since March
                       1999),Centennial Asset Management Corporation (March
                       1999-October 2003) and OppenheimerFunds Legacy Program
                       (April 2000-June 2003); Principal and Chief Operating
                       Officer of Bankers Trust Company-Mutual Fund Services
                       Division (March 1995-March 1999). An officer of 91
                       portfolios in the OppenheimerFunds complex.

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  Brian Petersen,      Assistant Vice President of the Manager (since August 2002);
  Assistant Treasurer  Manager/Financial Product Accounting of the Manager
  since 2004           (November 1998-July 2002). An officer of 91 portfolios in
  Age: 36              the OppenheimerFunds complex.

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  Brian C. Szilagyi,,  Assistant Vice President of the Manager (since July 2004);
  Assistant Treasurer  Director of Financial Reporting and Compliance of First Data
  since 2005           Corporation (April 2003-July 2004); Manager of Compliance of
  Age: 36              Berger Financial Group LLC (May 2001-March 2003); Director
                       of Mutual Fund Operations at American Data Services, Inc.
                       (September 2000-May 2001). An officer of 91 portfolios in
                       the OppenheimerFunds complex.

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  Robert G. Zack,      Executive Vice President (since January 2004) and General
  Secretary since 2001 Counsel (since March 2002) of the Manager; General Counsel
  Age: 58              and Director of the Distributor (since December 2001);
                       General Counsel of Centennial Asset Management Corporation
                       (since December 2001); Senior Vice President and General
                       Counsel of HarbourView Asset Management Corporation (since
                       December 2001); Secretary and General Counsel of OAC (since
                       November 2001); Assistant Secretary (since September 1997)
                       and Director (since November 2001) of OppenheimerFunds
                       International Ltd. and OppenheimerFunds plc; Vice President
                       and Director of Oppenheimer Partnership Holdings, Inc.
                       (since December 2002); Director of Oppenheimer Real Asset
                       Management, Inc. (since November 2001); Senior Vice
                       President, General Counsel and Director of Shareholder
                       Financial Services, Inc. and Shareholder Services, Inc.
                       (since December 2001); Senior Vice President, General
                       Counsel and Director of OFI Private Investments, Inc. and
                       OFI Trust Company (since November 2001); Vice President of
                       OppenheimerFunds Legacy Program (since June 2003); Senior
                       Vice President and General Counsel of OFI Institutional
                       Asset Management, Inc. (since November 2001); Director of
                       OppenheimerFunds (Asia) Limited (since December 2003);
                       Senior Vice President (May 1985-December 2003), Acting
                       General Counsel (November 2001-February 2002) and Associate
                       General Counsel (May 1981-October 2001) of the Manager;
                       Assistant Secretary of the following: Shareholder Services,
                       Inc. (May 1985-November 2001), Shareholder Financial
                       Services, Inc. (November 1989-November 2001), and
                       OppenheimerFunds International Ltd. (September 1997-November
                       2001). An officer of 91 portfolios in the OppenheimerFunds complex.

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------
  Kathleen T. Ives,    Vice President (since June 1998) and Senior Counsel and
  Assistant Secretary  Assistant Secretary (since October 2003) of the Manager;
  since 2001           Vice President (since 1999) and Assistant Secretary (since
  Age: 40              October 2003) of the Distributor; Assistant Secretary of

                       Centennial Asset Management Corporation (since October
                       2003); Vice President and Assistant Secretary of Shareholder
                       Services, Inc. (since 1999); Assistant Secretary of
                       OppenheimerFunds Legacy Program and Shareholder Financial
                       Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 91
                       portfolios in the OppenheimerFunds complex.

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  Lisa I. Bloomberg,   Vice President and Associate Counsel of the Manager (since
  Assistant Secretary  May 2004); First Vice President (April 2001-April 2004),
  since 2004           Associate General Counsel (December 2000-April 2004),
  Age: 38              Corporate Vice President (May 1999-April 2001) and Assistant
                       General Counsel (May 1999-December 2000) of UBS Financial
                       Services Inc. (formerly, PaineWebber Incorporated). An
                       officer of 91 portfolios in the OppenheimerFunds complex.

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  Phillip S.           Senior Vice President and Deputy General Counsel of the
  Gillespie,           Manager (since September 2004); Mr. Gillespie held the
  Assistant Secretary  following positions at Merrill Lynch Investment Management:
  since 2004           First Vice President (2001-September 2004); Director
  Age: 42              (2000-September 2004) and Vice President (1998-2000). An
                       officer of 91 portfolios in the OppenheimerFunds complex.

  -----------------------------------------------------------------------------------

      |X| Remuneration of the Officers and Trustees. The officers and the interested Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee
 (if applicable), with respect to the Fund's fiscal year ended July 31, 2006.
 The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a
 Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

------------------------------------------------------------------------------------
  Name and Other Fund     Aggregate      Retirement     Estimated        Total
                                          Benefits        Annual      Compensation
      Position(s)        Compensation    Accrued as      Benefits    From the Fund
    (as applicable)        From the     Part of Fund       Upon         and Fund
                           Fund(1)        Expenses    Retirement(2)     Complex
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

                         Fiscal year ended July 31,                    Year ended
                                                                      December 31,
                                    2006                                  2005

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Clayton K. Yeutter       $1,202((3))       $1,083        $103,146       $173,700

Chairman of the Board
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Matthew P. Fink              $728           $599          $9,646        $61,936

Proxy Committee Member
and Regulatory &
Oversight Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Robert G. Galli

Regulatory & Oversight       $895          $3,339      $107,096(4)    $264,812(5)
Committee Chairman

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Phillip A. Griffiths
Governance Committee

Chairman and              $1,043(6)        $1,743        $42,876        $150,760
Regulatory & Oversight
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee Member

and Proxy Committee          $739           $899         $11,216        $103,254
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Joel W. Motley
Audit Committee

Chairman and              $1,043(7)         $764         $27,099        $150,760
Regulatory & Oversight
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Kenneth A. Randall           $928         None(8)        $91,953        $134,080

Audit Committee Member
and Governance
Committee Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Russell S. Reynolds,         $762          $1,836        $72,817        $108,593
Jr.
Proxy Committee
Chairman and
Governance Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joseph M. Wikler(9)        $647(10)        $2,938        $26,401      $60,386(11)

Audit Committee Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Peter I. Wold((9))
Governance Committee         $647          $1,752        $25,454      $60,386(12)
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Brian F. Wruble((1)(3))      $611           $513      $49,899(1(4))  $159,354(1(5))

Regulatory & Oversight
Committee Member
------------------------------------------------------------------------------------
1....."Aggregate  Compensation  From the  Fund"  includes  fees  and  deferred compensation, if any.

2.    "Estimated  Annual Benefits Upon Retirement" is based on a straight life payment plan  election  with the  assumption  that a Trustee will retire at the  age of 75 and is  eligible  (after  7 years  of  service)  to  receive retirement  plan  benefits  with  respect  to  certain  Board  I  Funds  as described below under "Retirement Plan for Trustees."
3.    Includes  $301 deferred by Mr.  Yeutter under the Deferred  Compensation
   Plan described below.
4. Includes $49,811 estimated  benefits to be paid to Mr. Galli for serving as a trustee or  director of 10 other  Oppenheimer  funds that are not Board I
   Funds.
5.    Includes  $135,500  paid to Mr. Galli for serving as trustee or director of 10 other  Oppenheimer  funds (at December 31, 2005) that are not Board I
   Funds.
6.    Includes   $1,043   deferred  by  Mr.   Griffiths  under  the  "Deferred
   Compensation Plan" described below.
7. Includes  $417  deferred by Mr.  Motley  under the  "Deferred  Compensation
   Plan" described below.

8.    Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.

9. Mr. Wikler and Mr. Wold were elected as Board members of 24 of the Board I
   Funds, including the Fund as of August 14, 2005. They had served as Board members of the other 14 other Board I Funds prior to that date.
10.   Includes $308 deferred by Mr. Wikler under the "Deferred Compensations
   Plan" described below.
11.   Includes $23,500 paid to Mr. Wikler for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that was not a Board I Fund.
12.   Includes $23,500 paid to Mr. Wold for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that was not a Board
   I Fund.
13.   Mr. Wruble was appointed as Trustee of the Board I Funds on October 10,
   2005.
14.   Estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds. Mr.
   Wruble's service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board I retirement plan, described below.
15.   Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds at (December 31, 2005) that are not
   Board I Funds.

      |X|  Retirement Plan for Trustees.  Certain Board I Funds have adopted a retirement plan that provides for payments to retired Independent Trustees.
Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A
Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the
Trustee's compensation, including future compensation and the length of his or her service on the Board.

      |X|  Deferred Compensation Plan.  The Board of Trustees has adopted a
Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect a fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      |X|  Major Shareholders.  As of September 1, 2006, the only persons or entities who owned of record or who were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#, 4800
Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
2,421,140.188 Class A shares (7.41% of the Class A shares then outstanding)
for the benefit of its customers.

      Citigroup Global Mkts Inc. Attn. Cindy Tempesta, 7th Floor 333 West
34th Street, New York, New York 10001-2483, which owned 1,894,085.811 Class A shares (5.80% of the Class A shares then outstanding) for the benefit of its customers.

      Citigroup Global Mkts Inc. Attn. Cindy Tempesta, 7th Floor 333 West
34th Street, New York, New York 10001-2483, which owned 602,894.833 Class B shares (9.69% of the Class B shares then outstanding) for the benefit of its customers.

      MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#, 4800
Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
362,680.875 Class B shares (5.83% of the Class B shares then outstanding) for the benefit of its customers.

      Citigroup Global Mkts Inc. Attn. Cindy Tempesta, 7th Floor 333 West
34th Street, New York, New York 10001-2483, which owned 1,172,926.922 Class C shares (9.51% of the Class C shares then outstanding) for the benefit of its customers.

      MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#, 4800
Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
2,853,382.832 Class C shares (23.14% of the Class C shares then outstanding)
for the benefit of its customers.

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company a global, diversified insurance and financial services organization.

      |X| Code of Ethics.  The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C.  You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090.  The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov.  Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting.   The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to
securities ("portfolio proxies") held by the Fund.   The Fund's primary
consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting.

The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the Manager or an affiliate of the
Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed in the
Guidelines, the Manager will vote the portfolio proxy in accordance with the
Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
      Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

o     The Fund opposes proposals to classify the board of directors or trustees.

o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
      The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive

         The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

      |X|  The Investment Advisory Agreement.  The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund.  The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment.  It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund.  Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement.  The investment advisory agreement lists examples of expenses paid by the Fund.  The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost.  The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.  The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

-----------------------------------------------------------------------------
                                                  Management Fee Paid to
    Fiscal Year           Management Fee                the Manager
    Ended 7/31      (Without Voluntary Waiver)        (after waiver)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
       2004                  $901,530                    $600,745
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
       2005                 $1,363,857                   $902,968
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

       2006                 $2,537,206                  $2,224,126

-----------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

      Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran,
Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella
(each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

     Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry, Franz and
Camarella also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the
Portfolio Managers as of July 31, 2006.  No account has a performance-based advisory fee:

   Portfolio Manager RegisteredTotal      Other        Total    Other   Total
                                                     Assets in
                               Assets in               Other
                               Registered Pooled      Pooled             Assets
                     InvestmentInvestment InvestmentInvestment          in Other
                     Companies Companies  Vehicles   Vehicles   AccountsAccounts

                      Managed  Managed(1)  Managed  Managed(2)  Managed Managed(2)

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Ronald  H.          13                  None      None       None    None
    Fielding                     $25,686.80

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Daniel G.           13                  None      None       None    None
    Loughran                     $25,686.80

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Scott Cottier       13                  None      None       None    None

                                 $25,686.80
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Troy Willis         13                  None      None       None    None

                                 $25,686.80
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Mark DeMitry        13                  None      None       None    None

                                 $25,686.80
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Marcus Franz        13                  None      None       None    None

                                 $25,686.80
   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

    Michael             13                  None      None       None    None
    Camarella                    $25,686.80

   ------------------

       1.  In millions.
      2. Does not include personal accounts of portfolio managers and their familes, which are subject to the Code of Ethics.

     As indicated above, each of the Portfolio Managers also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.
For example the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the
Fund, the Manager could have an incentive to favor the other fund or account.
However, the Manager's compliance procedures and Code of Ethics recognize the
Manager's fiduciary obligations to treat all of its clients, including the
Fund, fairly and equitably, and are designed to preclude the Portfolio
Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or they may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
July 31, 2006, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the
Fund is Lipper - New Jersey Municipal Debt Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
Portfolio Managers' compensation is not based on the total value of the
Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers.  The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

    Ownership of Fund Shares.  As of July 31, 2006, the Portfolio Managers
did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers  including  "affiliated"  brokers, as that term is defined in the
Investment  Company Act, that the Manager thinks,  in its best judgment based on all  relevant  factors,  will  implement  the policy of the Fund to  obtain,  at reasonable expense,  the "best execution" of the Fund's portfolio  transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable  for the services  provided.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates)  that provide both brokerage and research  services to the Fund. The commissions  paid to those brokers may be higher than another  qualified  broker would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement  and  other  applicable  rules and  procedures  described  below.  The
Manager's  portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution  capability of the broker or dealer. The
Manager's executive officers supervise the allocation of brokerage.

     Most securities purchases made by the Fund are in principal transactions at net prices (i.e., without commissions). The Fund usually deals directly with the selling or purchasing  principal or market maker without  incurring  charges for the  services of a broker on its behalf.  Portfolio  securities  purchased  from underwriters  include  a  commission  or  concession  paid by the  issuer to the underwriter in the price of the security.  Portfolio  securities  purchased from dealers  include a spread between the bid and asked price.  Therefore,  the Fund generally does not incur substantial brokerage costs. On occasion,  however, the
Manager may determine  that a better price or execution may be obtained by using the services of a broker on an agency basis. In that  situation,  the Fund would incur a brokerage commission.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same  security by more than one of the funds  managed by the Manager or its affiliates.  The transactions under those combined orders are generally allocated on a pro rata basis based on the funds' respective net asset sizes and other factors, including the funds' cash flow requirements, investment policies and guidelines and capacity.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's  promotion or sales of the Fund's shares when  allocating the  Fund's  portfolio  transactions  and  (2) the  Fund,  the  Manager  and the
Distributor  from entering into  agreements  or  understandings  under which the
Manager  directs or is  expected  to direct the fund's  brokerage  directly,  or through a "step-out"  arrangement,  to any broker or dealer in  consideration of that  broker's or dealer's  promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

     The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other  accounts  advised by the  Manager or its  affiliates.  Investment  research  may be  supplied  to the
Manager by the broker or by a third party at the  instance  of a broker  through which trades are placed.

     Investment research services include information and analyses on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     Although  the Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions on secondary  fixed-income  agency trades to obtain research if the broker  represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated  commission,  and (iii) the trade is not a riskless principal  transaction.  The Board of Trustees may also permit the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration  and helps  the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the  commissions  paid to brokers  furnishing  such services, together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

     During the fiscal years ended July 31, 2004,  2005 and 2006,  the Fund paid no brokerage commissions.

            Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

Fiscal   Aggregate       Class A       Concessions   Concessions    Concessions
Year     Front-End       Front-End     on Class A    On Class B     on Class C
Ended    Sales           Sales Charges Shares        Shares         Shares
7/31:    Charges on      Retained by   Advanced by   Advanced by    Advanced by
         Class A Shares  Distributor(1)Distributor(2)Distributor(2) Distributor(2)
          ---------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2004     $761,563      $118,554      $31,075       $531,567      $95,807
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2005    $1,979,397     $321,354      $74,595       $623,968     $402,303
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   2006    $3,529,554     $549,821      $283,284      $749,525     $715,589

 ------------------------------------------------------------------------------
1.    Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2.    The Distributor advances concession payments to financial
   intermediaries for certain sales of Class A shares and for sales of Class
   B and Class C shares from its own resources at the time of sale.

 ------------------------------------------------------------------------------
             Class A Contingent   Class B Contingent    Class C Contingent
 Fiscal      Deferred Sales       Deferred Sales        Deferred Sales
 Year Ended  Charges Retained by  Charges Retained by   Charges Retained by
 7/31:       Distributor          Distributor           Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2004              $0                 $97,081                $3,962
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2005             $250               $133,731               $40,746
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

    2006           $10,245              $107,185               $55,855

 ------------------------------------------------------------------------------

Distribution and Service Plans.  The Fund has adopted a Service Plan for its
Class A shares and Distribution and Service Plans for Class B and Class C
shares under Rule 12b-1 of the Investment Company Act.  Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees,(1) cast in person at a meeting called for the purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan.  That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.
Those reports are subject to the review and approval of the Independent
Trustees.

      Each plan states that while it is in effect, the selection or replacement and nomination of those Trustees of the Fund who are not
"interested persons" of the Fund is committed to the discretion of the
Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

      |_|  Class A Service Plan Fees.  Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares.  The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at the level.  The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so.
The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers.

      For the fiscal year ended July 31, 2006, payments under the Class A plan totaled $420,711, all of which was paid by the Distributor to recipients and included $4,257 paid to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to
Class A shares for any fiscal year may not be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

|_|   Class B and Class C Distribution and Service Plans.  Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.  Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plans during the period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under
Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance.  However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased.  After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares.  The advance payment is based on the net asset value of shares sold.  Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 0.90% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.  The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
|_|   pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
|_|   may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
|_|   employs personnel to support distribution of Class B and Class C shares,
|_|   bears the costs of sales literature, advertising and prospectuses
      (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
|_|   may not be able to adequately compensate dealers that sell Class B and
      Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
|_|   receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
|_|   may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
|_|   may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
|_|   may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

During a calendar year, the Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the
Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the
Fund. If those categories of expenses exceed the capped amount, the
Distributor bears the excess costs. If the Class B or Class C plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

 -------------------------------------------------------------------------------
    Distribution and Service Fees Paid to the Distributor in the Fiscal Year

                                 Ended 7/31/06

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:       Total Payments      Amount       Distributor's    Distributor's
                                                 Aggregate       Unreimbursed
                                                Unreimbursed    Expenses as %
                                Retained by    Expenses Under   of Net Assets
                Under Plan      Distributor         Plan           of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class B         $612,026       $534,540(1)      $2,686,348         3.64%

 Plan
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class C         $938,089       $527,467(2)      $1,707,308         1.23%

 Plan
 -------------------------------------------------------------------------------

1.    Includes $457 paid to an affiliate of the Distributor's parent company.
2.    Includes $3,104 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology.  The Fund uses a variety of terms to illustrate its performance.  These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules describe the types of performance data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_|  The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
      |_| An investment in the Fund is not insured by the FDIC or any other government agency.
      |_| The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
      |_| Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears.  The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields.  The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

      |_| Standardized Yield.  The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.  It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period.
It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

------------------------------------------------------------------------------
                        a-b    6
Standardized Yield = 2[---- +1) - 1]
                        cd
------------------------------------------------------------------------------
      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30 day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30 day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods.  The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.  Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any thirty-day period.

      |_| Dividend Yield.  The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

            Dividend Yield = dividends paid x 12/maximum offering price
(payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      |_| Tax-Equivalent Yield.  The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield.  It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate.  Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30 day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate.  The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated.  Your tax bracket is determined by your Federal and state taxable income (the net amount subject to Federal and state income tax after deductions and exemptions).

---------------------------------------------------------------------------------

             The Fund's Yields for the 30-Day Periods Ended 7/31/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                           Tax-Equivalent Yield
                 Dividend Yield      Standardized Yield      (40.83% Combined
                                                            Federal/New Jersey
Class of                                                       Tax Bracket)
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
             Without       After    Without    After        Without   After
             Sales         Sales    Sales      Sales         Sales    Sales
               Charge     Charge      Charge     Charge     Charge      Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A        4.45%       4.24%      4.28%      4.07%       7.23%      6.88%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B        3.72%        N/A       3.50%       N/A        5.92%       N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C        3.73%        N/A       3.50%       N/A        5.92%       N/A

---------------------------------------------------------------------------------

      |X| Total Return Information.  There are different types of "total returns" to measure the Fund's performance.  Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares, the total returns for each class are separately measured.  The cumulative total return measures the change in value over the entire period (for example, 10 years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter.  For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period.

      |_| Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
     l/n
(ERV)
(---) -1 = Average Annual Total Return
( P )
------------------------------------------------------------------------------
            |_| Average Annual Total Return (After Taxes on Distributions).
The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
1/n         Distributions)
  P

            |_| Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1=  Average Annual Total Return (After Taxes on
1/n         Distributions and Redemptions)
  P

      |_| Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

------------------------------------------------------------------------------
ERV-P
----- = Total Return
  P
------------------------------------------------------------------------------
      |_| Total Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 7/31/06

---------------------------------------------------------------------------------
          -----------------------------------------------------------------------
          Cumulative Total              Average Annual Total Returns
             Returns (10
               years)

Class of
 Shares
---------------------------------------------------------------------------------
          -----------------------------------------------------------------------

                                 1-Year            5-Years          10-Years
---------------------------------------------------------------------------------
          -----------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
           Charge   Charge   Charge   Charge   Charge   Charge  Charge   Charge
---------------------------------------------------------------------------------
          -----------------------------------------------------------------------

Class A   73.89%(1)82.56%(1) -1.00%   3.93%    6.41%    7.45%   5.69%(1)6.20%(1)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B   75.07%(2)75.07%(2) -1.91%   3.03%    6.32%    6.63%   5.76%(2)5.76%(2)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C   69.43%(3)69.43%(3) 2.15%    3.14%    6.65%    6.65%   5.41%(3)5.41%(3)

---------------------------------------------------------------------------------
(1)         Inception of Class A shares:  3/1/94
(2)         Inception of Class B shares:  3/1/94
(3)         Inception of Class C shares:  8/29/95

---------------------------------------------------------------------------------
         Average Annual Total Returns for Class A Shares (After Taxes)

                         For the Periods Ended 7/31/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                      1-Year        5-Years         10-Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

After Taxes on Distributions          -1.00%         6.41%           5.67%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

After Taxes on Distributions and      1.02%          6.26%           5.60%

Redemption of Fund Shares
---------------------------------------------------------------------------------

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders.  You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper").  Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles.  The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_|  Morningstar Ratings.  From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.  Morningstar rates and ranks mutual funds in their specialized market sectors.  The Fund is ranked among the Municipal Single State Long category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metrics.

      |_|  Performance Rankings and Comparisons by Other Entities and
Publications.  From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, the Wall Street
Journal, Barron's, or similar publications.  That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.  However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.  Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The
Fund will nor issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange ("the NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Main Street Small Cap Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer MidCap Fund
Oppenheimer Balanced Fund                 Oppenheimer New Jersey Municipal Fund
Oppenheimer Core Bond Fund                Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer California Municipal Fund     Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Appreciation Fund     Street Fund II
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Income Fund           Street Fund III
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Dividend Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Real Estate Fund
                                          Oppenheimer   Rochester    Massachusetts
Oppenheimer Emerging Technologies Fund    Municipal Fund
                                          Oppenheimer      Rochester      Michigan
Oppenheimer Enterprise Fund               Municipal Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Equity Fund, Inc.             Municipals
                                          Oppenheimer   Rochester  Ohio  Municipal
Oppenheimer Global Fund                   Fund
                                          Oppenheimer      Rochester      Virginia
Oppenheimer Global Opportunities Fund     Municipal Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Select Value Fund
Oppenheimer Growth Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund               Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Bond Fund       Oppenheimer Strategic Income Fund
Oppenheimer   International   Diversified
Fund                                      Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer International Value Fund      Rochester Fund Municipals
Oppenheimer   Limited   Term   California
Municipal Fund                            Oppenheimer Portfolio Series:
Oppenheimer Limited-Term Government Fund     Active Allocation Fund
Oppenheimer Limited Term Municipal Fund      Aggressive Investor Fund
Oppenheimer Main Street Fund                 Conservative Investor Fund
Oppenheimer Main Street Opportunity Fund      Moderate Investor Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period.  The total amount of your purchases of Class
A, Class B and Class C shares will determine the reduced sales charge rate that applies to your Class A shares purchases during that period. You can choose to include purchases made up to 90 days before the date of the
Letter.   Class A shares of Oppenheimer Money Market Fund, Inc. and
Oppenheimer Cash Reserves on which you have not paid a sales charge and any
Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter of Intent is an investor's statement in writing to the
Distributor of his or her intention to purchase a specific value of Class A,
Class B and Class C shares of the Fund and other Oppenheimer funds during a
13-month period (the "Letter period").  At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The
Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the
Letter.  Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter.  If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1.  Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2.  If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3.  If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4.  By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
      A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
      Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2)
      Class B or Class C shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion of exchange of classes of shares.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
      programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

o     The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this SAI "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day.  Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

      Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on
NASDAQ(R), as applicable, as determined by a pricing service approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R)on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium.  If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this SAI.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial California Tax Exempt      Centennial New York Tax Exempt
      Trust                                 Trust
      Centennial Government Trust           Centennial Tax Exempt Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Oppenheimer AMT-Free Municipals           Oppenheimer Pennsylvania
                                                Municipal Fund

      Oppenheimer AMT-Free New York             Oppenheimer Rochester National
      Municipals                                Municipals
      Oppenheimer California Municipal Fund     Oppenheimer Senior Floating Rate
                                                Fund
      Oppenheimer International Value Fund      Rochester Fund Municipals
      Oppenheimer Limited Term California       Oppenheimer Rochester
      Municipal Fund                            Massachusetts Municipal Fund
      Oppenheimer Limited Term Municipal        Oppenheimer Rochester Michigan
      Fund                                      Municipal Fund
      Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Ohio
                                                Municipal Fund
      Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                                Municipal Fund

      Oppenheimer Principal Protected Main
      Street Fund II

      The following funds do not offer Class Y shares:

      Limited Term New York Municipal Fund   Oppenheimer New Jersey Municipal Fund
      Oppenheimer AMT-Free Municipals        Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer AMT-Free New York          Oppenheimer Principal Protected Main
      Municipals                             Street Fund
      Oppenheimer Balanced Fund              Oppenheimer Principal Protected Main
                                             Street Fund II
      Oppenheimer California Municipal Fund  Oppenheimer Principal Protected Main
                                             Street Fund III
      Oppenheimer Capital Income Fund        Oppenheimer Quest Capital Value Fund,
                                             Inc.
      Oppenheimer Cash Reserves              Oppenheimer Quest International Value
                                             Fund, Inc.
      Oppenheimer Convertible Securities     Oppenheimer Rochester Massachusetts
      Fund                                   Municipal Fund
      Oppenheimer Dividend Growth Fund       Oppenheimer Rochester Michigan
                                             Municipal Fund
      Oppenheimer Gold & Special Minerals    Oppenheimer Rochester National
      Fund                                   Municipals
                                             Oppenheimer Rochester Ohio Municipal
                                             Fund
      Oppenheimer Limited Term California    Oppenheimer Rochester Virginia
      Municipal Fund                         Municipal Fund
      Oppenheimer Limited Term Municipal
      Fund

o    Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o    Class B and Class C shares  of  Oppenheimer  Cash  Reserves  are  generally available  only by  exchange  from  the  same  class  of  shares  of  other
     Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o    Class M shares of Oppenheimer  Convertible Securities Fund may be exchanged only  for  Class A  shares  of  other  Oppenheimer  funds.  They may not be acquired by exchange of shares of any class of any other  Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer
     Cash Reserves acquired by exchange of Class M shares.

o    Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales  charge may be exchanged  for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o    Shares of the Fund acquired by reinvestment  of dividends or  distributions from any of the other  Oppenheimer  funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer  funds into which you may exchange shares.

o    Shares of Oppenheimer Principal Protected Main Street Fund may be exchanged at net  asset  value  for  shares  of the same  class  of any of the  other
     Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other  Oppenheimer funds for shares of  Oppenheimer  Principal  Protected  Main  Street  Fund  until  after the expiration of the warranty period (8/5/2010).

o    Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund II may be
     exchanged  at net asset  value for  shares of the same  class of any of the
     Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other  Oppenheimer funds for shares of  Oppenheimer  Principal  Protected  Main  Street Fund II until after the expiration of the warranty period (3/3/2011).

o    Shares of  Oppenheimer  Principal  Protected  Main  Street  Fund III may be
     exchanged  at net asset  value for  shares of the same  class of any of the
     Oppenheimer  funds.  However,  shareholders  are not  permitted to exchange shares of other  Oppenheimer  funds  into  which you may  exchange  shares.
     However,  shareholders  are not  permited  to  exchange  sharees  of  other
     Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
     Fund III until after the expiration of the warranty period (12/16/2011).

o    Class  A,  Class  B,  Class C and  Class N  shares  of each of  Oppenheimer
     Developing  Markets Fund and Oppenheimer  International  Small Company Fund
     may be acquired  by  exchange  only with a minimum  initial  investment  of
     $50,000. An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A shares of any  Oppenheimer  fund  (other  than  Oppenheimer
Rochester  National  Municipals  and  Rochester  Fund  Municipals)  acquired  by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class
A contingent  deferred sales charge are redeemed  within 18 months measured from the  beginning of the calendar  month of the initial  purchase of the  exchanged
Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  by  exchange  of  Class A  shares  of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed  within 24 months of the  beginning  of the  calendar  month of the initial  purchase  of the  exchanged  Class A  shares,  the  Class A  contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o  Except  with  respect  to  Class B  shares  described  in the  next  two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term  Municipal  Fund,  Limited Term New York Municipal  Fund,  and  Oppenheimer
Senior  Floating  Rate Fund,  the Class B  contingent  deferred  sales charge is imposed on the  acquired  shares if they are  redeemed  within five years of the initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Cash  Reserves  that were acquired  through the  exchange  of Class B shares  initially  purchased  in the
Oppenheimer  Capital  Preservation  Fund, the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

     o With  respect to Class C shares  the Class C  contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o When Class B, or Class C shares are redeemed to effect an  exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent  deferred  sales charge will be followed in determining  the order in which the  shares  are  exchanged.  Before  exchanging shares,  shareholders  should take into  account how the exchange may affect any contingent  deferred  sales  charge  that  might be  imposed  in the  subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this SAI, or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      Dividends, Capital Gains and Taxes

     Dividends and  Distributions.  Dividends  will be payable on shares held of record  at the time of the  previous  determination  of net asset  value,  or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly  purchased  shares  until  such time as  Federal  Funds  (funds credited to a member bank's  account at the Federal  Reserve Bank) are available from the purchase  payment for such shares.  Normally,  purchase checks received from  investors are converted to Federal Funds on the next business day.  Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

     Shares  redeemed  through the  regular  redemption  procedure  will be paid dividends  through  and  including  the day on which the  redemption  request is received by the  Transfer  Agent in proper form.  Dividends  will be declared on shares  repurchased  by a dealer or broker for three business days following the trade  date (that is, up to and  including  the day prior to  settlement  of the repurchase).  If all shares in an account are redeemed, all dividends accrued on shares  of the  same  class  in the  account  will be  paid  together  with  the redemption proceeds.

     The Fund's  practice of  attempting to pay dividends on Class A shares at a constant  level  requires  the Manager to monitor the Fund's  portfolio  and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level  needed to meet the target.  Those  securities  must be within  the  Fund's  investment  parameters,  however.  The Fund  expects to pay dividends  at a  targeted  level  from  its  net  investment  income  and  other distributable income without any impact on the net asset values per share.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     The amount of a  distribution  paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses  borne by the Fund or borne  separately  by a class.  Dividends are calculated  in the same manner,  at the same time and on the same day for shares of each class. However,  dividends on Class B and Class C shares are expected to be lower  than  dividends  on Class A shares.  That is due to the  effect of the asset-based  sales charge on Class B and Class C shares.  Those  dividends  will also  differ in amount as a  consequence  of any  difference  in net asset value among the different classes of shares.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The  federal  tax  treatment  of the  Fund's  distributions  is briefly highlighted  in the  Prospectus.  The  following  is only a summary  of  certain additional tax considerations generally affecting the Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State  and local tax  treatment  of  exempt-interest dividends and potential  capital gain  distributions  from regulated  investment companies  may  differ  from the  treatment  under  the  Internal  Revenue  Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with  specific  reference to their own tax  circumstances  as well as the  consequences  of federal,  state and local tax rules  affecting  an investment in the Fund.

     Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

     If the  Fund  qualifies  as a  "regulated  investment  company"  under  the
Internal  Revenue Code, it will not be liable for federal  income tax on amounts it pays as dividends and other  distributions.  That  qualification  enables the
Fund to "pass  through" its income and realized  capital  gains to  shareholders without having to pay tax on them. The Fund qualified as a regulated  investment company in its last  fiscal  year and  intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code contains a number of complex  tests to determine  whether the Fund  qualifies.  The Fund might not meet those tests in a particular year. If it does not qualify,  the Fund will be treated  for tax  purposes as an ordinary  corporation  and will  receive no tax
deduction   for  payments  of  dividends   and  other   distributions   made  to
shareholders. In such an instance, all of the Fund's distributions from earnings and profits to its  shareholders  would be taxable as ordinary  dividend  income eligible  for the  maximum  15% tax rate  for  non-corporate  shareholders  (for taxable years beginning prior to 2011) and the dividends-received  deduction for corporate shareholders. However, distributions of income derived from tax-exempt municipal  securities  would no longer qualify for treatment as  exempt-interest dividends.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss) and at least 90% of its net  tax-exempt  income for the taxable year.  The
Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are  described  below.  Distributions  by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year,  will be considered  distributions  of income and gains for
the  taxable  year  and  will  therefore   count  toward   satisfaction  of  the
above-mentioned requirement.

     The Fund also must derive at least 90% of its gross income from  dividends, interest, certain payments with respect to securities loans, gains from the sale or other  disposition of stock or securities or foreign  currencies , net income from qualified publicly-traded  partnerships (i.e., publicly-traded partnerships that are treated as  partnerships  for tax  purposes  and derive at least 90% of their income from certain passive sources) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under this test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of such  issuer.  No more than 25% of the value of the Fund's  total  assets may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated  investment  companies),  of two or more issuers (other than regulated investment  companies) that the Fund controls and that are engaged in the same or similar trades or  businesses,  or of one or
more  qualified  publicly-traded  partnerships.   For  purposes  of  this  test,
obligations issued or guaranteed by certain agencies or instrumentalities of the
U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code, by December 31 each year, the Fund must  distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98%
of its capital  gain net income  realized  in the period from  November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund  will meet  these  requirements.  To meet  these  requirements  in certain  circumstances  the  Fund  might  be  required  to  liquidate  portfolio investment  to make  sufficient  distributions  to avoid  excise tax  liability.
However,  the Board of Trustees and the Manager might  determine in a particular year that it would be in the best interests of shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders. The distribution requirement applies to only  taxable  income of the Fund,  and  therefore,  may have  little  effect because it is anticipated that most of the Fund's income will be tax-exempt.

     Taxation of Fund  Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the  distributions  are paid in cash or reinvested in additional shares of the Fund (or of another fund). The
Fund's  distributions  will be treated as  dividends to the extent paid from the
Fund's  earnings and profits (as  determined  under the Internal  Revenue Code).
Distributions  in excess of a Fund's  earnings and profits will first reduce the adjusted  tax  basis of a  shareholder's  shares  and,  after  such tax basis is reduced to zero, will constitute  capital gain to the shareholder  (assuming the shares are held as a capital asset).  The Fund's  dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a  distribution  in  shares  of the Fund or  another  fund  will be  treated  as receiving a  distribution  in an amount  equal to the fair  market  value of the shares received, determined as of the reinvestment date.

     Exempt-Interest  Dividends.  The Fund  intends to satisfy the  requirements under the Internal Revenue Code during each fiscal year to pay  "exempt-interest dividends" to its  shareholders.  To qualify,  at the end of each quarter of its taxable  year, at least 50% of the value of the Fund's total assets must consist of  obligations  described in Section  103(a) of the Internal  Revenue  Code, as
amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends"
in a written  notice sent by the Fund to its  shareholders  within 60 days after the close of the Fund's  taxable  year will be  excludable  from gross income of shareholders  for federal  income tax purposes.  To the extent the Fund fails to qualify  to pay  exempt-interest  dividends  in any  given  taxable  year,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     The Fund will allocate  interest from tax-exempt  municipal  securities (as well as ordinary  income,  capital  gains,  and tax preference  items  discussed below) among the shares  according to a method that is based on the gross income allocable  to each  class of  shareholders  during  the  taxable  year (or under another  method,  if  prescribed  by the IRS and SEC).  The  percentage  of each
distribution   with   respect  to  a  taxable  year  of  the  Fund  that  is  an exempt-interest  dividend  will be the same,  even  though that  percentage  may differ  substantially  from  the  percentage  of  the  Fund's  income  that  was tax-exempt  during a particular  portion of the year. This  percentage  normally will be designated after the close of the taxable year.

     Exempt-interest  dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued
to  purchase  or  carry  shares  of  a  regulated   investment   company  paying
exempt-interest  dividends,  such as the  Fund,  will not be  deductible  by the investor  for  federal  income  tax  purposes  to  the  extent  attributable  to exempt-interest  dividends.  Shareholders  receiving Social Security or railroad retirement benefits should be aware that exempt-interest  dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

     A portion of the  exempt-interest  dividends paid by the Fund may give rise to  liability  under the  federal  alternative  minimum  tax for  individual  or corporate  shareholders.  Income on certain private  activity bonds issued after
August 7, 1986,  while  excludable from gross income for purposes of the federal income tax, is an item of "tax  preference"  that must be included in income for
purposes  of  the  federal   alternative   minimum  tax  for   individuals   and
corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental  entities and that benefit  non-governmental entities.  The amount of any  exempt-interest  dividends that is attributable to tax  preference  items  for  purposes  of the  alternative  minimum  tax will be identified when tax information is distributed by the Fund.

     In addition,  corporate  taxpayers  are subject to the federal  alternative minimum  tax based in part on  certain  differences  between  taxable  income as adjusted  for other tax  preferences  and the  corporation's  "adjusted  current earnings," which more closely reflect a corporation's  economic income.  Because an  exempt-interest  dividend  paid by the Fund  will be  included  in  adjusted current  earnings,  a corporate  shareholder  may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

     Shareholders  are advised to consult  their tax  advisers  with  respect to their liability for federal  alternative  minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest  dividends paid to a shareholder  who would be treated as a  "substantial  user" or "related  person"
under  Section  147(a) of the  Internal  Revenue  Code with  respect to property financed  with the  proceeds of an issue of private  activity  bonds held by the
Fund.

     Ordinary Interest Dividends. A shareholder receiving a dividend from income earned  by the Fund from one or more of the  following  sources  must  treat the dividend  as  ordinary  income in the  computation  of the  shareholder's  gross income, regardless of whether the dividend is reinvested:

     (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements,  commercial paper and obligations of the U.s. government, its agencies and instrumentalities);

     (2) income from securities loans;

     (3) income or gains from options or futures;

     (4) any net short-term capital gain; and

     (5) any market discount accrual on tax-exempt bonds.

     Certain  dividend  income and  long-term  capital  gains are  eligible  for taxation  at a reduced  rate that  applies  to  non-corporate  shareholders  for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income  dividends  constituting  "qualified  dividend  income,"  when  paid by a regulated  investment company to non-corporate  shareholders,  may be taxable to such  shareholders at long-term capital gain rates.  However,  to the extent the
Fund's  distributions are derived from income on debt securities,  they will not be qualified dividend income. Consequently, the Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

     State Tax Treatment.  To the extent that distributions paid by the Fund are derived from interest on New Jersey municipal  securities and obligations of the
U.S.  Treasury,  those  distributions  will  also  be  exempt  from  New  Jersey individual income tax.  Distributions  from the Fund attributable to income from sources  other  than those will  generally  be subject to New Jersey  individual income tax as ordinary income.

     Capital Gains. The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If the net capital gain is distributed and properly designated as a capital gain  dividend in reports sent to  shareholders  in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a  shareholder  has held his or her shares or whether  that gain was recognized by the Fund before the  shareholder  acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate  shareholders has been reduced for taxable years beginning prior to 2011.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on  the  gain  at the  35%  corporate  tax  rate,  and  will  provide  to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid. In this case,  each  shareholder will be  required  to report a pro rata share of such gain on the  shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax basis for the shareholder's  shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

     Backup withholding.  The Fund will be required in certain cases to withhold
28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,  (2) who is  subject  to  backup  withholding  for  failure  to report properly  the receipt of interest or dividend  income,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt  recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to  shareholders  in  January  of each year with a copy sent to the IRS.  Backup withholding  is not an  additional  tax. Any amount  withheld  generally  may be allowed  as a refund or a credit  against a  shareholder's  federal  income  tax liability, provided the required information is timely provided to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his or her shares,  the shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax basis in the shares
(including tax basis arising from  reinvestment of dividends).  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the  shareholder purchases other shares of the Fund within 30 days before or after the redemption
(including purchases through the reinvestment of dividends). In such a case, the basis of the shares  acquired will be adjusted to reflect the  disallowed  loss.
Losses  realized by a  shareholder  on the  redemption of Fund shares within six months of purchase  will be  disallowed  for federal  income tax purposes to the extent of exempt-interest dividends received on such shares. If a shareholder of the Fund exercises an exchange  privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder  recognizes on the exchange will be reduced (or the gain  increased)  to the extent any sales  charge paid on the exchanged  Fund shares reduces any charge the  shareholder  would have owed upon the  purchase  of the new  shares  in the  absence  of the  exchange  privilege.
Instead, such sales charge will be treated as an amount paid for the new shares.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a  foreign  trust,  a  foreign  estate,  a  foreign  corporation,  or a  foreign partnership)  primarily  depends on whether the foreign person's income from the
Fund is  effectively  connected  with the conduct of a U.S.  trade or  business.
Typically,  ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed  and signed IRS Form W-8BEN or  substitute  form.  The tax rate may be reduced if the foreign  person's  country of residence has a tax treaty with the
U.S.  allowing for a reduced tax rate on ordinary  income  dividends paid by the
Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all  income  and  any tax  withheld  is  identified  in  reports  mailed  to shareholders in March of each year, with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an exemption  from the U.S.  withholding  tax described  above provided the Fund obtains a properly  completed  and signed IRS Form  W-8ECI or  substitute  form.
Exempt-interest  dividends as well as ordinary income dividends paid by the Fund would be  included in the  earnings  and  profits of a foreign  corporation  for purposes of the branch profits tax on dividend equivalent amounts.

     If a foreign person fails to provide a certification of foreign status, the
Fund will be required to withhold  U.S. tax at a rate of 28% on ordinary  income dividends,  capital gains distributions (including short-term and long-term) and
the  proceeds  of  the  redemption  of  shares  under  the  backup   withholding
provisions.  Any tax withheld (in this situation) by the Fund is remitted by the
Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to  shareholders  in January of each year with a copy sent to the
IRS.

     The tax consequences to foreign person entitled to claim the benefits of an applicable  tax treaty may be different  from those  described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that und and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

      Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.  a  subsidiary  of  the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian Bank.  Citibank,  N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent  Registered  Public  Accounting  Firm.  KPMG LLP  served as the independent  registered public accounting firm for the Fund. KPMG LLP audits the
Fund's financial statements and performs other related audit services.  KPMG LLP also acts as an independent  registered  public  accounting firm for the Manager and certain  other funds  advised by the Manager and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MULTI-STATE MUNICIPAL
TRUST:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer New Jersey Municipal Fund (one of the portfolios constituting the
Oppenheimer Multi-State Municipal Trust), including the statement of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer New Jersey Municipal Fund as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 14, 2006

STATEMENT OF INVESTMENTS  July 31, 2006
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--97.6%
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY--69.7%
$    10,000  Bergen County HDC                                               6.750%      10/01/2018    $       10,098
---------------------------------------------------------------------------------------------------------------------
     25,000  Berkeley HFC (Bayville Hsg.)                                    5.750       08/01/2014            25,580
---------------------------------------------------------------------------------------------------------------------
     55,000  Camden County Municipal Utilities Authority                     5.125       07/15/2017            55,638
---------------------------------------------------------------------------------------------------------------------
     50,000  Camden County Municipal Utilities Authority                     5.300       07/15/2014            50,667
---------------------------------------------------------------------------------------------------------------------
    100,000  Camden County PCFA
             (Camden County Energy Recovery Associates)                      7.500       12/01/2009           101,319
---------------------------------------------------------------------------------------------------------------------
    100,000  Camden County PCFA
             (Camden County Energy Recovery Associates)                      7.500       12/01/2010           100,254
---------------------------------------------------------------------------------------------------------------------
    100,000  Delaware River Port Authority PA/NJ                             5.400       01/01/2011           102,118
---------------------------------------------------------------------------------------------------------------------
  1,565,000  Delaware River Port Authority PA/NJ                             5.400       01/01/2016         1,597,912
---------------------------------------------------------------------------------------------------------------------
  9,140,000  Delaware River Port Authority PA/NJ                             5.500       01/01/2026         9,334,865
---------------------------------------------------------------------------------------------------------------------
    300,000  Essex County Improvement Authority                              5.125       10/01/2022           316,557
---------------------------------------------------------------------------------------------------------------------
     40,000  Essex County Improvement Authority
             (County Jail & Youth House)                                     5.350       12/01/2024            40,973
---------------------------------------------------------------------------------------------------------------------
     70,000  Essex County Improvement Authority (Sportsplex)                 5.625       10/01/2027            71,564
---------------------------------------------------------------------------------------------------------------------
  2,000,000  Garden State Preservation Trust
             (Open Space & Farmland Preservation)                            5.800       11/01/2023         2,261,540
---------------------------------------------------------------------------------------------------------------------
  1,250,000  Gloucester County Hsg. Devel. Corp. (Colonial Park) 1           6.200       09/15/2011         1,261,725
---------------------------------------------------------------------------------------------------------------------
     20,000  Gloucester County Improvement Authority
             (Governmental Leasing Program)                                  5.900       04/01/2007            20,034
---------------------------------------------------------------------------------------------------------------------
      5,000  Gloucester County Utilities Authority                           5.125       01/01/2013             5,005
---------------------------------------------------------------------------------------------------------------------
     25,000  Haledon School District                                         5.625       02/01/2009            25,036
---------------------------------------------------------------------------------------------------------------------
    565,000  Higher Education Student Assistance Authority
             (Student Loan)                                                  6.000       06/01/2015           578,577
---------------------------------------------------------------------------------------------------------------------
  1,000,000  Hudson County Solid Waste Improvement Authority                 6.000       01/01/2029         1,005,350
---------------------------------------------------------------------------------------------------------------------
  3,755,000  Hudson County Solid Waste Improvement Authority
             (Koppers Site)                                                  6.125       01/01/2029         3,784,364
---------------------------------------------------------------------------------------------------------------------
     20,000  Hunterdon County Educational Services Commission COP 2          7.000       02/01/2015            20,225
---------------------------------------------------------------------------------------------------------------------
     25,000  Jersey City GO                                                  5.250       10/01/2016            25,553
---------------------------------------------------------------------------------------------------------------------
    100,000  Lenape Regional High School District                            5.000       04/01/2023           100,541
---------------------------------------------------------------------------------------------------------------------
     75,000  Mercer County Improvement Authority                             5.000       11/15/2016            76,724
---------------------------------------------------------------------------------------------------------------------
  3,290,000  Mercer County Improvement Authority                             5.000       08/01/2040         3,372,447
---------------------------------------------------------------------------------------------------------------------
     45,000  Mercer County Improvement Authority (Solid Waste)               5.750       09/15/2016            46,791
---------------------------------------------------------------------------------------------------------------------
    875,000  Middlesex County Improvement Authority
             (Heldrich Center Hotel) 1                                       5.000       01/01/2015           880,040
---------------------------------------------------------------------------------------------------------------------
    500,000  Middlesex County Improvement Authority
             (Heldrich Center Hotel) 1                                       5.000       01/01/2020           502,535
---------------------------------------------------------------------------------------------------------------------
  1,535,000  Middlesex County Improvement Authority
             (Heldrich Center Hotel) 1                                       5.000       01/01/2032         1,492,956

                   23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$ 1,100,000  Middlesex County Improvement Authority
             (Heldrich Center Hotel) 1                                       5.125%      01/01/2037    $    1,085,755
---------------------------------------------------------------------------------------------------------------------
    975,000  Middlesex County Improvement Authority
             (Skyline Tower Urban Renewal Associates) 1                      5.350       07/01/2034         1,008,413
---------------------------------------------------------------------------------------------------------------------
  2,500,000  Middlesex County Pollution Control Authority
             (Amerada Hess Corp.)                                            6.050       09/15/2034         2,673,300
---------------------------------------------------------------------------------------------------------------------
     10,000  Morristown GO                                                   5.300       03/01/2021            10,010
---------------------------------------------------------------------------------------------------------------------
     35,000  New Brunswick Hsg. & Urban Devel. Authority                     5.500       08/01/2011            35,046
---------------------------------------------------------------------------------------------------------------------
     65,000  New Brunswick Hsg. & Urban Devel. Authority                     5.750       07/01/2024            65,112
---------------------------------------------------------------------------------------------------------------------
  1,655,000  NJ EDA (American Airlines) 1                                    7.100       11/01/2031         1,655,563
---------------------------------------------------------------------------------------------------------------------
  2,755,000  NJ EDA (Anheuser-Busch Companies) 1                             5.850       12/01/2030         2,813,902
---------------------------------------------------------------------------------------------------------------------
  2,065,000  NJ EDA (Applewood Estates)                                      5.000       10/01/2025         2,120,631
---------------------------------------------------------------------------------------------------------------------
  8,060,000  NJ EDA (Applewood Estates) 1                                    5.000       10/01/2035         8,216,848
---------------------------------------------------------------------------------------------------------------------
     50,000  NJ EDA (Bristol Glen)                                           5.750       07/01/2029            50,828
---------------------------------------------------------------------------------------------------------------------
  1,690,000  NJ EDA (Cadbury at Cherry Hill)                                 4.600       07/01/2027         1,694,276
---------------------------------------------------------------------------------------------------------------------
    100,000  NJ EDA (Cadbury at Cherry Hill)                                 5.500       07/01/2018           103,116
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ EDA (Cadbury at Cherry Hill)                                 5.500       07/01/2028            25,546
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ EDA (Cascade Corp.)                                          8.250       02/01/2026            24,999
---------------------------------------------------------------------------------------------------------------------
  3,000,000  NJ EDA (Cigarette Tax)                                          5.500       06/15/2031         3,111,450
---------------------------------------------------------------------------------------------------------------------
  1,500,000  NJ EDA (Cigarette Tax)                                          5.750       06/15/2029         1,589,985
---------------------------------------------------------------------------------------------------------------------
 10,000,000  NJ EDA (Cigarette Tax)                                          5.750       06/15/2034        10,533,000
---------------------------------------------------------------------------------------------------------------------
    530,000  NJ EDA (Continental Airlines)                                   5.500       04/01/2028           470,375
---------------------------------------------------------------------------------------------------------------------
 15,660,000  NJ EDA (Continental Airlines)                                   6.250       09/15/2019        16,033,334
---------------------------------------------------------------------------------------------------------------------
  4,045,000  NJ EDA (Continental Airlines) 1                                 6.250       09/15/2029         4,139,410
---------------------------------------------------------------------------------------------------------------------
  5,750,000  NJ EDA (Continental Airlines) 1                                 6.400       09/15/2023         5,906,458
---------------------------------------------------------------------------------------------------------------------
  3,590,000  NJ EDA (Continental Airlines) 1                                 6.625       09/15/2012         3,784,865
---------------------------------------------------------------------------------------------------------------------
    665,000  NJ EDA (Continental Airlines)                                   7.000       11/15/2030           697,465
---------------------------------------------------------------------------------------------------------------------
  3,500,000  NJ EDA (Continental Airlines) 1                                 9.000       06/01/2033         4,132,485
---------------------------------------------------------------------------------------------------------------------
    100,000  NJ EDA (Courthouse Convalescent Center)                         8.700       02/01/2014           100,061
---------------------------------------------------------------------------------------------------------------------
  3,100,000  NJ EDA (Cranes Mill)                                            5.100       06/01/2027         3,057,902
---------------------------------------------------------------------------------------------------------------------
     70,000  NJ EDA (Dept. of Human Services)                                5.000       07/01/2022            71,634
---------------------------------------------------------------------------------------------------------------------
    130,000  NJ EDA (Dept. of Human Services)                                6.250       07/01/2024           141,072
---------------------------------------------------------------------------------------------------------------------
    100,000  NJ EDA (Devereux Foundation)                                    5.450       05/01/2027           101,958
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ EDA (Eastern Shore)                                          8.000       02/01/2011            25,003
---------------------------------------------------------------------------------------------------------------------
    615,000  NJ EDA (Elizabethtown Water Company)                            5.600       12/01/2025           624,803
---------------------------------------------------------------------------------------------------------------------
  3,900,000  NJ EDA (Empowerment Zone-Cumberland) 1                          7.750       08/01/2021         3,921,021
---------------------------------------------------------------------------------------------------------------------
     20,000  NJ EDA (Fellowship Village)                                     5.500       01/01/2018            20,379
---------------------------------------------------------------------------------------------------------------------
    140,000  NJ EDA (General Motors Corp.)                                   5.350       04/01/2009           137,876
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ EDA (Greater New York Councils Boy Scouts of America)        5.450       09/01/2023            25,124
---------------------------------------------------------------------------------------------------------------------
    320,000  NJ EDA (Hackensack Water Company)                               5.800       03/01/2024           327,261

                   24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   125,000  NJ EDA (Hackensack Water Company)                               5.900%      03/01/2024    $      127,771
---------------------------------------------------------------------------------------------------------------------
  2,010,000  NJ EDA (Jersey Central Power & Light)                           7.100       07/01/2015         2,034,261
---------------------------------------------------------------------------------------------------------------------
  4,900,000  NJ EDA (JVG Properties) 1                                       5.375       03/01/2019         4,965,170
---------------------------------------------------------------------------------------------------------------------
  2,500,000  NJ EDA (Kapkowski Road Landfill) 1                              6.500       04/01/2031         2,912,325
---------------------------------------------------------------------------------------------------------------------
     10,000  NJ EDA (Kullman Associates)                                     6.125       06/01/2018             9,628
---------------------------------------------------------------------------------------------------------------------
    120,000  NJ EDA (Kullman Associates)                                     6.750       07/01/2019           119,155
---------------------------------------------------------------------------------------------------------------------
    710,000  NJ EDA (Lions Gate)                                             5.750       01/01/2025           724,186
---------------------------------------------------------------------------------------------------------------------
  1,330,000  NJ EDA (Lions Gate)                                             5.875       01/01/2037         1,358,502
---------------------------------------------------------------------------------------------------------------------
     30,000  NJ EDA (Manchester Manor)                                       6.700       08/01/2022            30,060
---------------------------------------------------------------------------------------------------------------------
  1,000,000  NJ EDA (Marcus L. Ward Home)                                    5.750       11/01/2024         1,059,670
---------------------------------------------------------------------------------------------------------------------
  1,200,000  NJ EDA (Marcus L. Ward Home)                                    5.800       11/01/2031         1,274,052
---------------------------------------------------------------------------------------------------------------------
  1,000,000  NJ EDA (Masonic Charity Foundation of New Jersey)               5.500       06/01/2031         1,051,650
---------------------------------------------------------------------------------------------------------------------
    750,000  NJ EDA (Masonic Charity Foundation of New Jersey)               6.000       06/01/2025           821,588
---------------------------------------------------------------------------------------------------------------------
    180,000  NJ EDA (Middlesex Water Company)                                5.200       10/01/2022           180,148
---------------------------------------------------------------------------------------------------------------------
    180,000  NJ EDA (Middlesex Water Company)                                5.250       10/01/2023           180,103
---------------------------------------------------------------------------------------------------------------------
     40,000  NJ EDA (Middlesex Water Company)                                5.250       02/01/2029            40,019
---------------------------------------------------------------------------------------------------------------------
    215,000  NJ EDA (Middlesex Water Company)                                5.350       02/01/2038           219,928
---------------------------------------------------------------------------------------------------------------------
    790,000  NJ EDA (New Jersey American Water Company)                      5.250       07/01/2038           814,316
---------------------------------------------------------------------------------------------------------------------
    110,000  NJ EDA (New Jersey American Water Company)                      5.350       06/01/2023           110,123
---------------------------------------------------------------------------------------------------------------------
    240,000  NJ EDA (New Jersey American Water Company)                      5.350       06/01/2023           240,269
---------------------------------------------------------------------------------------------------------------------
    505,000  NJ EDA (New Jersey American Water Company)                      5.375       05/01/2032           522,609
---------------------------------------------------------------------------------------------------------------------
    310,000  NJ EDA (New Jersey American Water Company)                      5.500       06/01/2023           310,260
---------------------------------------------------------------------------------------------------------------------
    870,000  NJ EDA (New Jersey American Water Company)                      5.950       11/01/2029           882,867
---------------------------------------------------------------------------------------------------------------------
    385,000  NJ EDA (New Jersey American Water Company)                      6.000       05/01/2036           395,083
---------------------------------------------------------------------------------------------------------------------
  6,520,000  NJ EDA (New Jersey American Water Company)                      6.875       11/01/2034         6,568,704
---------------------------------------------------------------------------------------------------------------------
     70,000  NJ EDA (New Jersey Natural Gas Company)                         5.000       12/01/2038            70,960
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ EDA (New Jersey Transit Corp.)                               5.700       12/15/2013            25,170
---------------------------------------------------------------------------------------------------------------------
     30,000  NJ EDA (New Jersey Transit Corp.)                               5.750       12/15/2017            30,211
---------------------------------------------------------------------------------------------------------------------
  2,105,000  NJ EDA (Nui Corp.)                                              5.250       11/01/2033         2,122,345
---------------------------------------------------------------------------------------------------------------------
    600,000  NJ EDA (Nui Corp.)                                              5.250       11/01/2033           602,556
---------------------------------------------------------------------------------------------------------------------
    765,000  NJ EDA (Nui Corp.)                                              5.700       06/01/2032           787,820
---------------------------------------------------------------------------------------------------------------------
     45,000  NJ EDA
             (Presbyterian Home at Watchung/Pennington/Monmouth)             7.250       12/01/2021            47,223
---------------------------------------------------------------------------------------------------------------------
     50,000  NJ EDA
             (Presbyterian Home at Watchung/Pennington/Monmouth)             7.500       12/01/2032            52,393
---------------------------------------------------------------------------------------------------------------------
  2,000,000  NJ EDA (Public Schools Small Project Loan Program) RITES        6.394 3     09/01/2024         2,552,600
---------------------------------------------------------------------------------------------------------------------
  4,820,000  NJ EDA (Public Service Electric & Gas) 1                        6.400       05/01/2032         4,855,957
---------------------------------------------------------------------------------------------------------------------
    240,000  NJ EDA (Reformed Church Ministries to the Aging
             The Particulare Synod Mid-Atlantics)                            5.375       12/01/2018           245,947
---------------------------------------------------------------------------------------------------------------------
  6,000,000  NJ EDA (School Facilities Construction)                         5.000       09/01/2030         6,156,120

                   25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$ 7,430,000  NJ EDA (School Facilities Construction)                         5.125%      03/01/2028    $    7,690,422
---------------------------------------------------------------------------------------------------------------------
  6,345,000  NJ EDA (School Facilities Construction)                         5.125       09/01/2028         6,587,442
---------------------------------------------------------------------------------------------------------------------
  4,430,000  NJ EDA (School Facilities Construction)                         5.125       03/01/2030         4,578,937
---------------------------------------------------------------------------------------------------------------------
    635,000  NJ EDA (St. Barnabas Medical Center)                            5.375       07/01/2027           654,660
---------------------------------------------------------------------------------------------------------------------
  1,215,000  NJ EDA (St. Francis Life Care Corp.)                            5.700       10/01/2017         1,243,176
---------------------------------------------------------------------------------------------------------------------
  2,000,000  NJ EDA (St. Francis Life Care Corp.)                            5.750       10/01/2023         2,045,180
---------------------------------------------------------------------------------------------------------------------
    480,000  NJ EDA (The Gill/St. Bernards School)                           6.000       02/01/2019           490,579
---------------------------------------------------------------------------------------------------------------------
    510,000  NJ EDA (The Gill/St. Bernards School)                           6.000       02/01/2020           520,868
---------------------------------------------------------------------------------------------------------------------
    545,000  NJ EDA (The Gill/St. Bernards School)                           6.000       02/01/2021           556,298
---------------------------------------------------------------------------------------------------------------------
    575,000  NJ EDA (The Gill/St. Bernards School)                           6.000       02/01/2022           586,506
---------------------------------------------------------------------------------------------------------------------
    610,000  NJ EDA (The Gill/St. Bernards School)                           6.000       02/01/2023           621,938
---------------------------------------------------------------------------------------------------------------------
    650,000  NJ EDA (The Gill/St. Bernards School)                           6.000       02/01/2024           662,545
---------------------------------------------------------------------------------------------------------------------
    690,000  NJ EDA (The Gill/St. Bernards School)                           6.000       02/01/2025           703,007
---------------------------------------------------------------------------------------------------------------------
    115,000  NJ EDA (The Presbyterian Home at Montgomery)                    6.375       11/01/2031           121,180
---------------------------------------------------------------------------------------------------------------------
  3,770,000  NJ EDA (Trigen-Trenton District Energy Company)                 6.200       12/01/2010         3,808,567
---------------------------------------------------------------------------------------------------------------------
     20,000  NJ EDA (United Methodist Homes of New Jersey)                   5.125       07/01/2018            19,495
---------------------------------------------------------------------------------------------------------------------
  2,370,000  NJ EDA (United Methodist Homes of New Jersey)                   5.125       07/01/2025         2,260,838
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ EDA (United Methodist Homes of New Jersey)                   7.200       07/01/2010            25,292
---------------------------------------------------------------------------------------------------------------------
    420,000  NJ EDA (United Water New Jersey)                                5.000       11/01/2028           425,662
---------------------------------------------------------------------------------------------------------------------
     10,000  NJ EDA (YMCA of Fanwood-Scotch Plains)                          6.375       12/01/2007            10,016
---------------------------------------------------------------------------------------------------------------------
  2,000,000  NJ EDA Retirement Community (Cedar Crest Village)               7.250       11/15/2021         2,174,280
---------------------------------------------------------------------------------------------------------------------
  2,100,000  NJ EDA Retirement Community (Seabrook Village)                  8.000       11/15/2015         2,357,502
---------------------------------------------------------------------------------------------------------------------
  2,170,000  NJ EDA RITES 1,4                                                6.491 3     03/01/2027         2,454,010
---------------------------------------------------------------------------------------------------------------------
  4,520,000  NJ EDA ROLs                                                     9.105 3     03/01/2028         5,153,794
---------------------------------------------------------------------------------------------------------------------
  9,045,000  NJ EDA ROLs                                                     9.105 3     03/01/2030        10,261,372
---------------------------------------------------------------------------------------------------------------------
     90,000  NJ Educational Facilities Authority
             (Beth Medrash Govoha America)                                   6.375       07/01/2030            94,958
---------------------------------------------------------------------------------------------------------------------
    825,000  NJ Educational Facilities Authority (Caldwell College)          7.250       07/01/2025           834,710
---------------------------------------------------------------------------------------------------------------------
    625,000  NJ Educational Facilities Authority
             (Fairleigh Dickinson University), Series D                      5.250       07/01/2032           634,563
---------------------------------------------------------------------------------------------------------------------
 15,000,000  NJ Educational Facilities Authority
             (Fairleigh Dickinson University), Series D                      6.000       07/01/2025        16,208,400
---------------------------------------------------------------------------------------------------------------------
  1,235,000  NJ Educational Facilities Authority
             (Fairleigh Dickinson University), Series G                      5.700       07/01/2028         1,277,101
---------------------------------------------------------------------------------------------------------------------
  3,540,000  NJ Educational Facilities Authority
             (Georgian Court College)                                        6.500       07/01/2033         3,906,886
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ Educational Facilities Authority
             (Institute for Advance Study)                                   5.000       07/01/2028            25,602
---------------------------------------------------------------------------------------------------------------------
    185,000  NJ Educational Facilities Authority (Monmouth University)       5.625       07/01/2013           185,163
---------------------------------------------------------------------------------------------------------------------
  2,000,000  NJ Educational Facilities Authority (Monmouth University)       5.800       07/01/2022         2,058,900

                   26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$ 2,855,000  NJ Educational Facilities Authority
             (Montclaire State University)                                   5.000%      07/01/2024    $    2,990,184
---------------------------------------------------------------------------------------------------------------------
  1,590,000  NJ Educational Facilities Authority
             (Montclaire State University)                                   5.000       07/01/2031         1,652,328
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ Educational Facilities Authority (Princeton University)      5.000       07/01/2029            25,409
---------------------------------------------------------------------------------------------------------------------
    280,000  NJ Educational Facilities Authority (St. Peter's College)       5.500       07/01/2027           281,355
---------------------------------------------------------------------------------------------------------------------
  1,345,000  NJ Educational Facilities Authority
             (Stevens Institute of Technology)                               5.250       07/01/2032         1,379,015
---------------------------------------------------------------------------------------------------------------------
    100,000  NJ Educational Facilities Authority
             (University of Medicine & Dentistry)                            5.250       12/01/2014           101,109
---------------------------------------------------------------------------------------------------------------------
     20,000  NJ Educational Facilities Authority
             (University of Medicine & Dentistry)                            5.250       12/01/2015            20,222
---------------------------------------------------------------------------------------------------------------------
    315,000  NJ Educational Facilities Authority
             (University of Medicine & Dentistry)                            5.250       12/01/2021           318,443
---------------------------------------------------------------------------------------------------------------------
    705,000  NJ Educational Facilities Authority
             (University of Medicine & Dentistry)                            5.250       12/01/2021           712,706
---------------------------------------------------------------------------------------------------------------------
    100,000  NJ Educational Facilities Authority
             (University of Medicine & Dentistry)                            5.250       12/01/2025           101,090
---------------------------------------------------------------------------------------------------------------------
    190,000  NJ Educational Facilities Authority
             (University of Medicine & Dentistry)                            5.250       12/01/2025           192,071
---------------------------------------------------------------------------------------------------------------------
     80,000  NJ Environmental Infrastructure                                 5.000       09/01/2020            82,674
---------------------------------------------------------------------------------------------------------------------
     10,000  NJ Health Care Facilities Financing Authority
             (Allegany Health System Obligated Group)                        5.200       07/01/2018            10,299
---------------------------------------------------------------------------------------------------------------------
     65,000  NJ Health Care Facilities Financing Authority
             (Atlantic Health Systems Hospital Corp.)                        5.375       07/01/2019            67,075
---------------------------------------------------------------------------------------------------------------------
     50,000  NJ Health Care Facilities Financing Authority
             (Atlantic Health Systems)                                       5.000       07/01/2027            50,839
---------------------------------------------------------------------------------------------------------------------
    475,000  NJ Health Care Facilities Financing Authority
             (Avalon at Hillsborough)                                        6.150       07/01/2020           479,973
---------------------------------------------------------------------------------------------------------------------
    750,000  NJ Health Care Facilities Financing Authority
             (Avalon at Hillsborough)                                        6.375       07/01/2025           755,280
---------------------------------------------------------------------------------------------------------------------
    500,000  NJ Health Care Facilities Financing Authority
             (Avalon at Hillsborough)                                        6.625       07/01/2035           503,915
---------------------------------------------------------------------------------------------------------------------
     10,000  NJ Health Care Facilities Financing Authority
             (Burdette Tomlin Memorial Hospital)                             6.500       07/01/2012            10,039
---------------------------------------------------------------------------------------------------------------------
     10,000  NJ Health Care Facilities Financing Authority
             (Catholic Health East)                                          5.375       11/15/2033            10,352
---------------------------------------------------------------------------------------------------------------------
  1,000,000  NJ Health Care Facilities Financing Authority
             (Childrens Specialized Hospital)                                5.500       07/01/2036         1,034,840
---------------------------------------------------------------------------------------------------------------------
     50,000  NJ Health Care Facilities Financing Authority
             (Chilton Memorial Hospital)                                     5.000       07/01/2013            50,024
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ Health Care Facilities Financing Authority
             (CMC/KMCC Obligated Group)                                      5.500       07/01/2027            25,800

                   27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   125,000  NJ Health Care Facilities Financing Authority
             (CMMC/CMHS Obligated Group)                                     5.000%      07/01/2025    $      126,841
---------------------------------------------------------------------------------------------------------------------
  1,000,000  NJ Health Care Facilities Financing Authority
             (Columbus Hospital)                                             7.500       07/01/2021         1,001,340
---------------------------------------------------------------------------------------------------------------------
     50,000  NJ Health Care Facilities Financing Authority
             (CoMC/KMCC Obligated Group)                                     5.500       07/01/2017            51,652
---------------------------------------------------------------------------------------------------------------------
  2,000,000  NJ Health Care Facilities Financing Authority
             (Englewood Hospital & Medical Center) RITES                     7.466 3     08/01/2025         2,390,440
---------------------------------------------------------------------------------------------------------------------
     15,000  NJ Health Care Facilities Financing Authority
             (Greystone Park Psychiatric Hospital)                           5.000       09/15/2026            15,538
---------------------------------------------------------------------------------------------------------------------
     30,000  NJ Health Care Facilities Financing Authority
             (Hackensack University Medical Center)                          5.000       01/01/2028            30,421
---------------------------------------------------------------------------------------------------------------------
  1,250,000  NJ Health Care Facilities Financing Authority
             (Holy Name Hospital)                                            5.000       07/01/2036         1,246,100
---------------------------------------------------------------------------------------------------------------------
     15,000  NJ Health Care Facilities Financing Authority
             (Holy Name Hospital)                                            6.000       07/01/2025            15,446
---------------------------------------------------------------------------------------------------------------------
  2,500,000  NJ Health Care Facilities Financing Authority
             (Hunterdon Medical Center)                                      5.125       07/01/2035         2,527,600
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ Health Care Facilities Financing Authority
             (ONP/MHC Obligated Group)                                       5.375       07/01/2024            26,075
---------------------------------------------------------------------------------------------------------------------
     55,000  NJ Health Care Facilities Financing Authority
             (Palisades Medical Center)                                      5.250       07/01/2028            55,696
---------------------------------------------------------------------------------------------------------------------
  1,500,000  NJ Health Care Facilities Financing Authority
             (Raritan Bay Medical Center)                                    7.250       07/01/2014         1,543,800
---------------------------------------------------------------------------------------------------------------------
    130,000  NJ Health Care Facilities Financing Authority
             (Raritan Bay Medical Center)                                    7.250       07/01/2027           132,964
---------------------------------------------------------------------------------------------------------------------
  1,000,000  NJ Health Care Facilities Financing Authority (RWJ Health
             Care Corp/RWJ Hospital at Hamilton Obligated Group)             5.000       07/01/2025         1,024,900
---------------------------------------------------------------------------------------------------------------------
  8,000,000  NJ Health Care Facilities Financing Authority (RWJ
             University Hospital)                                            5.000       07/01/2035         8,140,800
---------------------------------------------------------------------------------------------------------------------
  1,000,000  NJ Health Care Facilities Financing Authority (RWJ
             University Hospital)                                            5.750       07/01/2025         1,053,740
---------------------------------------------------------------------------------------------------------------------
     20,000  NJ Health Care Facilities Financing Authority
             (Society of the Valley Hospital)                                5.500       07/01/2020            21,058
---------------------------------------------------------------------------------------------------------------------
     20,000  NJ Health Care Facilities Financing Authority
             (Somerset Medical Center)                                       5.500       07/01/2033            20,431
---------------------------------------------------------------------------------------------------------------------
     20,000  NJ Health Care Facilities Financing Authority
             (South Jersey Hospital System)                                  6.000       07/01/2032            21,154
---------------------------------------------------------------------------------------------------------------------
     25,000  NJ Health Care Facilities Financing Authority
             (St. Barnabas Corp.)                                            5.000       07/01/2024            25,419
---------------------------------------------------------------------------------------------------------------------
  4,845,000  NJ Health Care Facilities Financing Authority
             (St. Clare's Hospital)                                          5.250       07/01/2021         5,086,233
---------------------------------------------------------------------------------------------------------------------
    255,000  NJ Health Care Facilities Financing Authority
             (St. Joseph's Hospital & Medical Center)                        5.750       07/01/2016           260,447

                   28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   800,000  NJ Health Care Facilities Financing Authority
             (St. Joseph's Hospital & Medical Center)                        6.000%      07/01/2026    $      817,304
---------------------------------------------------------------------------------------------------------------------
      5,000  NJ Health Care Facilities Financing Authority
             (St. Peter's Hospital)                                          5.000       07/01/2012             5,004
---------------------------------------------------------------------------------------------------------------------
     20,000  NJ Health Care Facilities Financing Authority
             (St. Peter's Hospital)                                          5.000       07/01/2013            20,016
---------------------------------------------------------------------------------------------------------------------
    185,000  NJ Health Care Facilities Financing Authority
             (St. Peter's Hospital)                                          5.000       07/01/2021           185,551
---------------------------------------------------------------------------------------------------------------------
  1,000,000  NJ Health Care Facilities Financing Authority
             (St. Peter's University Hospital/Margaret McLaughlin
             McCarrick Care Center Obligated Group)                          6.875       07/01/2030         1,097,720
---------------------------------------------------------------------------------------------------------------------
     45,000  NJ Health Care Facilities Financing Authority
             (The Medical Center at Princeton)                               5.000       07/01/2028            45,895
---------------------------------------------------------------------------------------------------------------------
     50,000  NJ Health Care Facilities Financing Authority
             (THGS\THGSF Obligated Group)                                    5.200       07/01/2031            51,214
---------------------------------------------------------------------------------------------------------------------
     50,000  NJ Health Care Facilities Financing Authority
             (Trinitas Hospital/Marillac Corp. Obligated Group)              7.400       07/01/2020            55,272
---------------------------------------------------------------------------------------------------------------------
  3,870,000  NJ Health Care Facilities Financing Authority DRIVERS 1         8.126 3     09/15/2028         4,398,913
---------------------------------------------------------------------------------------------------------------------
     15,000  NJ HFA                                                          5.250       11/01/2015            15,010
---------------------------------------------------------------------------------------------------------------------
     45,000  NJ HFA                                                          5.375       11/01/2008            45,038
---------------------------------------------------------------------------------------------------------------------
     10,000  NJ Higher Education Assistance Authority (Student Loans)        5.250       06/01/2018            10,104
---------------------------------------------------------------------------------------------------------------------
     45,000  NJ Higher Education Assistance Authority (Student Loans)        5.800       06/01/2016            45,151
---------------------------------------------------------------------------------------------------------------------
     30,000  NJ Higher Education Assistance Authority (Student Loans)        5.900       07/01/2009            30,273
---------------------------------------------------------------------------------------------------------------------
     30,000  NJ Higher Education Assistance Authority (Student Loans)        6.000       07/01/2012            30,046
---------------------------------------------------------------------------------------------------------------------
     20,000  NJ Higher Education Assistance Authority (Student Loans)        6.125       07/01/2009            20,033
---------------------------------------------------------------------------------------------------------------------
     15,000  NJ Higher Education Assistance Authority (Student Loans)        6.125       07/01/2015            15,030
---------------------------------------------------------------------------------------------------------------------
     20,000  NJ Hsg. & Mortgage Finance Agency (Homebuyer)                   5.250       10/01/2018            20,407
---------------------------------------------------------------------------------------------------------------------
     15,000  NJ Hsg. & Mortgage Finance Agency (Homebuyer)                   6.125       10/01/2021            15,095
---------------------------------------------------------------------------------------------------------------------
  1,500,000  NJ Hsg. & Mortgage Finance Agency (Multifamily) 5               4.650       11/01/2026         1,505,160
---------------------------------------------------------------------------------------------------------------------
  1,600,000  NJ Hsg. & Mortgage Finance Agency (Multifamily) 5               4.800       11/01/2036         1,602,352
---------------------------------------------------------------------------------------------------------------------
  2,335,000  NJ Hsg. & Mortgage Finance Agency (Multifamily) 5               4.900       11/01/2026         2,351,579
---------------------------------------------------------------------------------------------------------------------
  1,000,000  NJ Hsg. & Mortgage Finance Agency (Multifamily) 5               5.000       11/01/2036         1,004,520
---------------------------------------------------------------------------------------------------------------------
     80,000  NJ Hsg. & Mortgage Finance Agency (Multifamily)                 5.400       11/01/2028            81,653
---------------------------------------------------------------------------------------------------------------------
    200,000  NJ Hsg. & Mortgage Finance Agency, Series A                     5.550       05/01/2027           206,300
---------------------------------------------------------------------------------------------------------------------
     45,000  NJ Hsg. & Mortgage Finance Agency, Series A                     5.650       05/01/2040            46,438
---------------------------------------------------------------------------------------------------------------------
     30,000  NJ Hsg. & Mortgage Finance Agency, Series B                     5.850       11/01/2012            31,301
---------------------------------------------------------------------------------------------------------------------
     80,000  NJ Hsg. & Mortgage Finance Agency, Series B                     6.150       11/01/2020            84,101
---------------------------------------------------------------------------------------------------------------------
    100,000  NJ Hsg. & Mortgage Finance Agency, Series E1                    5.750       05/01/2025           103,844
---------------------------------------------------------------------------------------------------------------------
  5,230,000  NJ Hsg. & Mortgage Finance Agency, Series M 1                   4.875       10/01/2026         5,255,366
---------------------------------------------------------------------------------------------------------------------
    935,000  NJ Hsg. & Mortgage Finance Agency, Series M 1                   5.000       10/01/2036           951,260
---------------------------------------------------------------------------------------------------------------------
     35,000  NJ Hsg. & Mortgage Finance Agency, Series N                     5.900       10/01/2012            35,101

                   29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$ 1,085,000  NJ Hsg. & Mortgage Finance Agency, Series S 1                   5.950%      10/01/2017    $    1,099,062
---------------------------------------------------------------------------------------------------------------------
     75,000  NJ Hsg. & Mortgage Finance Agency, Series T                     5.600       04/01/2017            77,202
---------------------------------------------------------------------------------------------------------------------
  1,340,000  NJ Hsg. & Mortgage Finance Agency, Series U                     5.750       04/01/2018         1,374,505
---------------------------------------------------------------------------------------------------------------------
    480,000  NJ Hsg. & Mortgage Finance Agency, Series U                     5.850       04/01/2029           491,640
---------------------------------------------------------------------------------------------------------------------
     75,000  NJ Hsg. & Mortgage Finance Agency, Series V                     5.250       04/01/2026            76,724
---------------------------------------------------------------------------------------------------------------------
     10,000  NJ Sports & Exposition Authority, Series A                      5.000       01/01/2010            10,009
---------------------------------------------------------------------------------------------------------------------
     15,000  NJ Sports & Exposition Authority, Series A                      5.125       01/01/2016            15,015
---------------------------------------------------------------------------------------------------------------------
    200,000  NJ Sports & Exposition Authority, Series A                      5.200       01/01/2020           200,206
---------------------------------------------------------------------------------------------------------------------
    565,000  NJ Sports & Exposition Authority, Series A                      5.200       01/01/2024           565,514
---------------------------------------------------------------------------------------------------------------------
    375,000  NJ Tobacco Settlement Financing Corp. (TASC)                    5.375       06/01/2018           380,779
---------------------------------------------------------------------------------------------------------------------
     10,000  NJ Tobacco Settlement Financing Corp. (TASC)                    5.750       06/01/2016            10,393
---------------------------------------------------------------------------------------------------------------------
 17,430,000  NJ Tobacco Settlement Financing Corp. (TASC)                    5.750       06/01/2032        18,239,972
---------------------------------------------------------------------------------------------------------------------
 12,760,000  NJ Tobacco Settlement Financing Corp. (TASC)                    6.000       06/01/2037        13,480,302
---------------------------------------------------------------------------------------------------------------------
 16,660,000  NJ Tobacco Settlement Financing Corp. (TASC)                    6.125       06/01/2042        17,704,915
---------------------------------------------------------------------------------------------------------------------
  3,860,000  NJ Tobacco Settlement Financing Corp. (TASC)                    6.250       06/01/2043         4,188,332
---------------------------------------------------------------------------------------------------------------------
  1,080,000  NJ Tobacco Settlement Financing Corp. (TASC)                    6.375       06/01/2032         1,177,686
---------------------------------------------------------------------------------------------------------------------
 10,280,000  NJ Tobacco Settlement Financing Corp. (TASC)                    6.750       06/01/2039        11,540,122
---------------------------------------------------------------------------------------------------------------------
    660,000  NJ Tobacco Settlement Financing Corp. (TASC)                    7.000       06/01/2041           752,545
---------------------------------------------------------------------------------------------------------------------
    800,000  NJ Tobacco Settlement Financing Corp. Fixed Receipts            6.125       06/01/2042           850,184
---------------------------------------------------------------------------------------------------------------------
  9,600,000  NJ Tobacco Settlement Financing Corp. RITES 1                   7.117 3     06/01/2042        10,804,320
---------------------------------------------------------------------------------------------------------------------
  2,500,000  NJ Transit Corp. ROLs, Series 15                                8.500 3     09/15/2014         2,841,225
---------------------------------------------------------------------------------------------------------------------
     50,000  NJ Wastewater Treatment Trust                                   5.250       09/01/2016            51,063
---------------------------------------------------------------------------------------------------------------------
     25,000  Pleasantville School District COP                               5.500       10/01/2013            25,459
---------------------------------------------------------------------------------------------------------------------
  1,155,000  Port Authority  NY/NJ (JFK International Air Terminal)          5.750       12/01/2025         1,182,050
---------------------------------------------------------------------------------------------------------------------
  3,425,000  Port Authority  NY/NJ (KIAC)                                    6.750       10/01/2011         3,489,287
---------------------------------------------------------------------------------------------------------------------
  2,495,000  Port Authority  NY/NJ (KIAC)                                    6.750       10/01/2019         2,537,839
---------------------------------------------------------------------------------------------------------------------
  3,930,000  Port Authority  NY/NJ RITES                                     6.526 3     09/01/2024         4,397,906
---------------------------------------------------------------------------------------------------------------------
     40,000  Port Authority  NY/NJ, 107th Series                             5.375       10/15/2014            40,501
---------------------------------------------------------------------------------------------------------------------
     25,000  Port Authority  NY/NJ, 119th Series                             5.500       09/15/2017            25,294
---------------------------------------------------------------------------------------------------------------------
  2,500,000  Port Authority  NY/NJ, 134th Series                             5.000       07/15/2034         2,572,050
---------------------------------------------------------------------------------------------------------------------
  1,000,000  Port Authority  NY/NJ, 135th Series                             5.000       03/15/2039         1,025,600
---------------------------------------------------------------------------------------------------------------------
  1,000,000  Port Authority  NY/NJ, 140th Series                             5.000       12/01/2034         1,031,700
---------------------------------------------------------------------------------------------------------------------
  2,305,000  Port Authority  NY/NJ, 238th Series ROLs                        9.511 3     12/15/2032         2,668,360
---------------------------------------------------------------------------------------------------------------------
     75,000  Readington-Lebanon Sewage Authority                             5.250       01/01/2013            75,084
---------------------------------------------------------------------------------------------------------------------
     20,000  Riverside Township GO                                           5.450       12/01/2010            20,020
---------------------------------------------------------------------------------------------------------------------
    130,000  Salem County IPCFA (Atlantic City Electric Company)             5.600       11/01/2025           130,124
---------------------------------------------------------------------------------------------------------------------
     25,000  Salem County IPCFA (Atlantic City Electric Company)             5.600       11/01/2025            25,024
---------------------------------------------------------------------------------------------------------------------
    770,000  Salem County IPCFA (Public Service Electric & Gas)              5.200       03/01/2025           770,377
---------------------------------------------------------------------------------------------------------------------
  1,850,000  Salem County IPCFA (Public Service Electric & Gas) 1            5.450       02/01/2032         1,867,427

                   30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$ 1,120,000  Salem County IPCFA (Public Service Electric & Gas) 1            5.750%      04/01/2031    $    1,189,541
---------------------------------------------------------------------------------------------------------------------
  3,000,000  South Brunswick Township Board of Education                     5.250       08/01/2022         3,034,650
---------------------------------------------------------------------------------------------------------------------
    120,000  South Jersey Transit Authority (The Raytheon Company)           6.150       01/01/2022           123,401
---------------------------------------------------------------------------------------------------------------------
  3,980,000  Union County Improvement Authority
             (Juvenile Detention Center)                                     5.500       05/01/2034         4,306,559
---------------------------------------------------------------------------------------------------------------------
     65,000  Union County Improvement Authority (Linden Airport)             5.000       03/01/2028            65,750
---------------------------------------------------------------------------------------------------------------------
     15,000  Union County Utilities Authority (County Deficiency)            5.000       06/15/2028            15,165
---------------------------------------------------------------------------------------------------------------------
    240,000  Union County Utilities Authority (County Deficiency)            5.000       06/15/2028           242,635
---------------------------------------------------------------------------------------------------------------------
     50,000  Union County Utilities Authority (County Deficiency)            5.000       06/15/2028            50,549
---------------------------------------------------------------------------------------------------------------------
     15,000  Union County Utilities Authority
             (Ogden Martin Systems of Union)                                 5.000       06/01/2016            15,301
---------------------------------------------------------------------------------------------------------------------
    225,000  Union County Utilities Authority
             (Ogden Martin Systems of Union)                                 5.000       06/01/2023           227,525
---------------------------------------------------------------------------------------------------------------------
     80,000  Union County Utilities Authority
             (Ogden Martin Systems of Union)                                 5.350       06/01/2023            82,158
---------------------------------------------------------------------------------------------------------------------
     25,000  Union County Utilities Authority
             (Ogden Martin Systems of Union)                                 5.375       06/01/2017            25,697
---------------------------------------------------------------------------------------------------------------------
     70,000  Union County Utilities Authority
             (Ogden Martin Systems of Union)                                 5.375       06/01/2018            71,950
---------------------------------------------------------------------------------------------------------------------
    150,000  Union County Utilities Authority
             (Ogden Martin Systems of Union)                                 5.375       06/01/2019           154,179
---------------------------------------------------------------------------------------------------------------------
     60,000  Union County Utilities Authority
             (Ogden Martin Systems of Union)                                 5.375       06/01/2020            61,672
---------------------------------------------------------------------------------------------------------------------
     15,000  University of Medicine & Dentistry of NJ                        6.750       12/01/2009            15,057
                                                                                                       --------------
                                                                                                          406,897,646
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--27.9%
  2,500,000  Guam Government Waterworks Authority &
             Wastewater System                                               5.875       07/01/2035         2,614,525
---------------------------------------------------------------------------------------------------------------------
  3,900,000  Guam Government Waterworks Authority &
             Wastewater System                                               6.000       07/01/2025         4,144,452
---------------------------------------------------------------------------------------------------------------------
  1,250,000  Northern Mariana Islands Ports Authority, Series A              5.500       03/15/2031         1,237,438
---------------------------------------------------------------------------------------------------------------------
  1,390,000  Northern Mariana Islands, Series A                              6.250       03/15/2028         1,439,011
---------------------------------------------------------------------------------------------------------------------
  5,000,000  Northern Mariana Islands, Series A                              6.750       10/01/2033         5,557,700
---------------------------------------------------------------------------------------------------------------------
  5,000,000  Puerto Rico Aqueduct & Sewer Authority                          5.000       07/01/2019         5,098,300
---------------------------------------------------------------------------------------------------------------------
  7,000,000  Puerto Rico Children's Trust Fund (TASC) 1                      5.500       05/15/2039         7,189,420
---------------------------------------------------------------------------------------------------------------------
    900,000  Puerto Rico Children's Trust Fund (TASC)                        5.625       05/15/2043           926,307
---------------------------------------------------------------------------------------------------------------------
 94,000,000  Puerto Rico Children's Trust Fund (TASC)                        6.310 6     05/15/2050         5,939,860
---------------------------------------------------------------------------------------------------------------------
 26,000,000  Puerto Rico Children's Trust Fund (TASC)                        7.030 6     05/15/2055           866,060
---------------------------------------------------------------------------------------------------------------------
    350,000  Puerto Rico Commonwealth GO                                     5.000       07/01/2025           353,976
---------------------------------------------------------------------------------------------------------------------
     50,000  Puerto Rico Commonwealth GO                                     5.000       07/01/2026            50,254
---------------------------------------------------------------------------------------------------------------------
 12,015,000  Puerto Rico Commonwealth GO 1                                   5.000       07/01/2027        12,115,806

                   31 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$ 3,170,000  Puerto Rico Commonwealth GO                                     5.125%      07/01/2031    $    3,212,446
---------------------------------------------------------------------------------------------------------------------
  5,775,000  Puerto Rico Electric Power Authority, Series NN                 5.125       07/01/2029         5,935,430
---------------------------------------------------------------------------------------------------------------------
     30,000  Puerto Rico Highway & Transportation Authority, Series D        5.375       07/01/2036            32,457
---------------------------------------------------------------------------------------------------------------------
  2,180,000  Puerto Rico Highway & Transportation Authority, Series G        5.000       07/01/2042         2,183,946
---------------------------------------------------------------------------------------------------------------------
  1,075,000  Puerto Rico Highway & Transportation Authority, Series J        5.000       07/01/2034         1,084,750
---------------------------------------------------------------------------------------------------------------------
  2,000,000  Puerto Rico Highway & Transportation Authority, Series J        5.125       07/01/2039         2,023,780
---------------------------------------------------------------------------------------------------------------------
  4,000,000  Puerto Rico Highway & Transportation Authority, Series K        5.000       07/01/2027         4,041,400
---------------------------------------------------------------------------------------------------------------------
  5,145,000  Puerto Rico Highway & Transportation Authority, Series K        5.000       07/01/2030         5,205,711
---------------------------------------------------------------------------------------------------------------------
  1,000,000  Puerto Rico Highway & Transportation Authority, Series K        5.000       07/01/2035         1,009,630
---------------------------------------------------------------------------------------------------------------------
  9,500,000  Puerto Rico Highway & Transportation Authority, Series K        5.000       07/01/2040         9,528,025
---------------------------------------------------------------------------------------------------------------------
  5,000,000  Puerto Rico Infrastructure                                      5.000       07/01/2037         5,039,150
---------------------------------------------------------------------------------------------------------------------
  9,750,000  Puerto Rico Infrastructure                                      5.000       07/01/2041         9,771,840
---------------------------------------------------------------------------------------------------------------------
    100,000  Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375       02/01/2019           102,039
---------------------------------------------------------------------------------------------------------------------
    555,000  Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375       02/01/2029           563,408
---------------------------------------------------------------------------------------------------------------------
  1,710,000  Puerto Rico ITEMECF (Cogeneration Facilities)                   6.625       06/01/2026         1,861,181
---------------------------------------------------------------------------------------------------------------------
     30,000  Puerto Rico ITEMECF (Dr. Pila Hospital)                         6.250       08/01/2032            30,206
---------------------------------------------------------------------------------------------------------------------
    265,000  Puerto Rico ITEMECF
             (SEAM/Hospital Espanol Auxillio Obligated Group)                6.250       07/01/2024           267,086
---------------------------------------------------------------------------------------------------------------------
  3,250,000  Puerto Rico Municipal Finance Agency, Series A                  5.250       08/01/2025         3,373,923
---------------------------------------------------------------------------------------------------------------------
 10,660,000  Puerto Rico Port Authority (American Airlines), Series A        6.250       06/01/2026        10,575,146
---------------------------------------------------------------------------------------------------------------------
  1,990,000  Puerto Rico Port Authority (American Airlines), Series A 1      6.300       06/01/2023         1,985,284
---------------------------------------------------------------------------------------------------------------------
     55,000  Puerto Rico Port Authority, Series D                            6.000       07/01/2021            55,679
---------------------------------------------------------------------------------------------------------------------
 10,000,000  Puerto Rico Public Buildings Authority                          5.250       07/01/2029        10,356,300
---------------------------------------------------------------------------------------------------------------------
 12,545,000  Puerto Rico Public Buildings Authority                          5.250       07/01/2033        12,975,294
---------------------------------------------------------------------------------------------------------------------
  1,000,000  Puerto Rico Public Buildings Authority, Series D                5.125       07/01/2024         1,017,810
---------------------------------------------------------------------------------------------------------------------
  1,435,000  Puerto Rico Public Buildings Authority, Series D 1              5.250       07/01/2036         1,472,683
---------------------------------------------------------------------------------------------------------------------
  2,950,000  Puerto Rico Public Finance Corp., Series E                      5.500       08/01/2029         3,087,057
---------------------------------------------------------------------------------------------------------------------
  2,350,000  University of Puerto Rico, Series O                             5.375       06/01/2030         2,360,270
---------------------------------------------------------------------------------------------------------------------
    150,000  University of V.I., Series A                                    5.250       12/01/2023           153,392
---------------------------------------------------------------------------------------------------------------------
    710,000  University of V.I., Series A                                    5.375       06/01/2034           735,106
---------------------------------------------------------------------------------------------------------------------
  1,000,000  University of V.I., Series A                                    6.000       12/01/2024         1,061,360
---------------------------------------------------------------------------------------------------------------------
     40,000  University of V.I., Series A                                    6.250       12/01/2029            42,838
---------------------------------------------------------------------------------------------------------------------
     60,000  V.I. HFA, Series A                                              6.500       03/01/2025            60,379
---------------------------------------------------------------------------------------------------------------------
  5,000,000  V.I. Public Finance Authority (Hovensa Coker) 1                 6.500       07/01/2021         5,609,400
---------------------------------------------------------------------------------------------------------------------
    540,000  V.I. Public Finance Authority, Series A                         6.125       10/01/2029           581,499
---------------------------------------------------------------------------------------------------------------------
  1,515,000  V.I. Public Finance Authority, Series A                         6.375       10/01/2019         1,654,213
---------------------------------------------------------------------------------------------------------------------
    300,000  V.I. Public Finance Authority, Series E                         5.875       10/01/2018           313,119
---------------------------------------------------------------------------------------------------------------------
  2,500,000  V.I. Public Finance Authority, Series E                         6.000       10/01/2022         2,604,650
---------------------------------------------------------------------------------------------------------------------
 11,100,000  V.I. Tobacco Settlement Financing Corp.                         6.230 6     05/15/2035         1,895,436
---------------------------------------------------------------------------------------------------------------------
  1,100,000  V.I. Tobacco Settlement Financing Corp.                         6.500 6     05/15/2035           174,845

                   32 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

  PRINCIPAL                                                                                                     VALUE
     AMOUNT                                                                 COUPON         MATURITY        SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$ 2,050,000  V.I. Tobacco Settlement Financing Corp.                         6.880% 6    05/15/2035    $      293,519
---------------------------------------------------------------------------------------------------------------------
  3,100,000  V.I. Tobacco Settlement Financing Corp.                         7.630 6     05/15/2035           364,994
---------------------------------------------------------------------------------------------------------------------
    290,000  V.I. Water & Power Authority                                    5.300       07/01/2018           293,715
---------------------------------------------------------------------------------------------------------------------
    175,000  V.I. Water & Power Authority                                    5.300       07/01/2021           176,238
                                                                                                       --------------
                                                                                                          162,699,743

---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $548,636,476)--97.6%                                                    569,597,389
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES--2.4                                                                       14,165,893
                                                                                                       --------------
NET ASSETS--100.0%                                                                                     $  583,763,282
                                                                                                       ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Illiquid security. The aggregate value of illiquid securities as of July 31,
2006 was $20,225, which represents less than 0.005% of the Fund's net assets.
See Note 5 of accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of accompanying Notes.

4. Security is subject to a shortfall and forbearance agreement. See Note 1 of accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after
July 31, 2006. See Note 1 of accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMC          Carolinas Medical Center
CMHS         Clara Maass Health System
CMMC         Clara Maass Medical Center
COP          Certificates of Participation
CoMC         Community Medical Center
DRIVERS      Derivative Inverse Tax Exempt Receipts
EDA          Economic Devel. Authority
GO           General Obligation
HDC          Housing Devel. Corp.
HFA          Housing Financing Agency
HFC          Housing Finance Corp.
IPCFA        Industrial Pollution Control Financing Authority
ITEMECF      Industrial, Tourist, Educational, Medical and
             Environmental Community Facilities
JFK          John Fitzgerald Kennedy
KMCC         Kensington Manor Care Center
MHC          Meridian Hospitals Corp.
NY/NJ        NewYork/New Jersey
ONP          Ocean Nursing Pavillion, Inc.
PA/NJ        Pennsylvania/New Jersey
PCFA         Pollution Control Finance Authority
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
RWJ          Robert Wood Johnson
SEAM         Sociedad Espanola de Auxilio Mutuo
TASC         Tobacco Settlement Asset-Backed Bonds
V.I.         United States Virgin Islands
YMCA         Young Men's Christian Assoc.

                   33 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 VALUE      PERCENT
----------------------------------------------------------------------------
Tobacco Settlement Payments                     $   96,779,991         17.0%
Airlines                                            49,380,385          8.7
Education                                           47,248,005          8.3
Water Utilities                                     38,720,867          6.8
Higher Education                                    38,109,109          6.7
Hospital/Health Care                                36,017,200          6.3
Municipal Leases                                    33,587,582          5.9
Adult Living Facilities                             31,967,946          5.6
General Obligation                                  31,162,260          5.5
Marine/Aviation Facilities                          26,776,234          4.7
Sales Tax Revenue                                   25,736,513          4.5
Highways/Railways                                   25,165,080          4.4
Electric Utilities                                  20,136,518          3.6
Single Family Housing                               15,899,945          2.8
Pollution Control                                   14,585,726          2.6
Manufacturing, Non-Durable Goods                     7,779,072          1.4
Hotels, Restaurants & Leisure                        6,415,296          1.1
Gas Utilities                                        6,256,981          1.1
Resource Recovery                                    5,984,909          1.1
Manufacturing, Durable Goods                         4,198,204          0.7
Multifamily Housing                                  3,070,126          0.5
Special Tax                                          2,912,325          0.5
Sports Facility Revenue                                790,744          0.1
Student Loans                                          653,790          0.1
Sewer Utilities                                        237,457          0.0
Not-for-Profit Organization                             25,124          0.0
                                                ----------------------------
Total                                           $  569,597,389        100.0%
                                                ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   34 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investments, at value (cost $548,636,476)--see accompanying statement of
investments                                                                         $  569,597,389
---------------------------------------------------------------------------------------------------
Cash                                                                                       567,438
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                        24,563,200
Interest                                                                                 7,754,310
Shares of beneficial interest sold                                                       5,682,865
Other                                                                                       10,357
                                                                                    ---------------
Total assets                                                                           608,175,559

---------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                      15,100,000
Investments purchased (including $6,435,000 purchased on a when-issued basis
or forward commitment)                                                                   7,303,560
Shares of beneficial interest redeemed                                                   1,350,075
Dividends                                                                                  430,731
Distribution and service plan fees                                                          71,345
Trustees' compensation                                                                      41,017
Shareholder communications                                                                  28,102
Interest expense                                                                            26,365
Transfer and shareholder servicing agent fees                                               22,343
Other                                                                                       38,739
                                                                                    ---------------
Total liabilities                                                                       24,412,277

---------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $  583,763,282
                                                                                    ===============

---------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------
Paid-in capital                                                                     $  569,284,641
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                           (414,967)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                            (6,067,305)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                              20,960,913
                                                                                    ---------------
NET ASSETS                                                                          $  583,763,282
                                                                                    ===============

                   35 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$371,294,865 and 31,203,583 shares of beneficial interest outstanding)                      $11.90
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                    $12.49
---------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $73,887,238
and 6,201,660 shares of beneficial interest outstanding)                                    $11.91
---------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $138,581,179
and 11,637,962 shares of beneficial interest outstanding)                                   $11.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   36 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Interest                                                                            $   25,342,351
---------------------------------------------------------------------------------------------------
Other income                                                                                   240
                                                                                    ---------------
Total investment income                                                                 25,342,591

---------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------
Management fees                                                                          2,537,206
---------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                    420,711
Class B                                                                                    612,026
Class C                                                                                    938,089
---------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                    113,870
Class B                                                                                     42,247
Class C                                                                                     49,723
---------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                     33,173
Class B                                                                                     11,792
Class C                                                                                     13,806
---------------------------------------------------------------------------------------------------
Interest expense                                                                           560,523
---------------------------------------------------------------------------------------------------
Trustees' compensation                                                                      25,929
---------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     99
Other                                                                                      123,026
                                                                                    ---------------
Total expenses                                                                           5,482,220
Less waivers and reimbursements of expenses                                               (313,080)
                                                                                    ---------------
Net expenses                                                                             5,169,140

---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                   20,173,451

---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                                        (1,834,404)
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                      (556,123)

---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $   17,782,924
                                                                                    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   37 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                           2006              2005
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $   20,173,451    $   11,777,338
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                (1,834,404)          359,429
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                     (556,123)       25,172,214
                                                                                    ---------------------------------

Net increase in net assets resulting from operations                                    17,782,924        37,308,981

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                (14,004,495)       (7,660,240)
Class B                                                                                 (2,817,386)       (2,857,475)
Class C                                                                                 (4,277,840)       (1,998,017)

---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                172,386,035        92,338,986
Class B                                                                                 12,154,635         4,822,489
Class C                                                                                 69,181,165        42,066,514

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total increase                                                                         250,405,038       164,021,238
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    333,358,244       169,337,006
                                                                                    ---------------------------------
End of period (including accumulated net investment income (loss)
of $(414,967) and $511,303, respectively)                                           $  583,763,282    $  333,358,244
                                                                                    =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   38 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A        YEAR ENDED JULY 31,                      2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.03     $    10.76     $    10.51     $    10.99     $    10.89
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .55 1          .62 1          .67            .67            .53
Net realized and unrealized gain (loss)                 (.09)          1.32            .23           (.52)           .08
                                                  -------------------------------------------------------------------------
Total from investment operations                         .46           1.94            .90            .15            .61
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.59)          (.67)          (.65)          (.63)          (.51)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    11.90     $    12.03     $    10.76     $    10.51     $    10.99
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.93%         18.46%          8.63%          1.21%          5.79%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  371,295     $  200,831     $   94,214     $   61,825     $   47,305
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  287,248     $  133,634     $   78,828     $   54,811     $   42,809
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   4.67%          5.41%          6.28%          6.24%          4.88%
Total expenses                                          0.90%          0.91%          0.98%          1.02%          0.84%
Expenses after payments and waivers and
reduction to custodian expenses                         0.84%          0.71%          0.78%          0.82%          0.63% 4
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   44%             8%            25%            93%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   39 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B        YEAR ENDED JULY 31,                      2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.05     $    10.78     $    10.52     $    11.00     $    10.90
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .47 1          .54 1          .60            .59            .45
Net realized and unrealized gain (loss)                 (.11)          1.31            .23           (.53)           .08
                                                  -------------------------------------------------------------------------
Total from investment operations                         .36           1.85            .83            .06            .53
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.50)          (.58)          (.57)          (.54)          (.43)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    11.91     $    12.05     $    10.78     $    10.52     $    11.00
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.03%         17.53%          7.92%          0.46%          4.99%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   73,887     $   62,399     $   51,329     $   46,912     $   43,888
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   68,065     $   56,755     $   50,920     $   45,226     $   41,532
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.93%          4.74%          5.54%          5.46%          4.12%
Total expenses                                          1.69%          1.68%          1.73%          1.78%          1.60%
Expenses after payments and waivers and
reduction to custodian expenses                         1.61%          1.48%          1.53%          1.58%          1.39% 4
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   44%             8%            25%            93%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   40 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

CLASS C        YEAR ENDED JULY 31,                      2006           2005           2004           2003           2002
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    12.04     $    10.77     $    10.51     $    10.99     $    10.89
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .46 1          .53 1          .59            .59            .44
Net realized and unrealized gain (loss)                 (.09)          1.32            .24           (.53)           .09
                                                  -------------------------------------------------------------------------
Total from investment operations                         .37           1.85            .83            .06            .53
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.50)          (.58)          (.57)          (.54)          (.43)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    11.91     $    12.04     $    10.77     $    10.51     $    10.99
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.14%         17.54%          7.91%          0.45%          4.99%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  138,581     $   70,128     $   23,795     $   17,784     $   12,664
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  104,423     $   40,717     $   20,470     $   16,770     $    9,831
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   3.90%          4.57%          5.53%          5.49%          4.10%
Total expenses                                          1.66%          1.67%          1.73%          1.78%          1.60%
Expenses after payments and waivers and
reduction to custodian expenses                         1.60%          1.47%          1.53%          1.58%          1.39% 4
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   44%             8%            25%            93%            26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   41 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of
Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities)
for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose

                   42 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2006, the Fund had purchased $6,435,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $47,922,940 as of July 31, 2006, which represents
7.88% of the Fund's total assets.

      The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to pay the sponsor of the inverse floater, in certain circumstances, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater
(the "shortfall"). At July 31, 2006, the Fund's maximum aggregate exposure under such agreements is estimated at approximately $7,000,000. Under the terms of these agreements, the Fund maintains the right to collapse the trust issuing the inverse floater by paying the shortfall, if any, and exchanging the inverse floater for the underlying fixed rate security upon which the inverse floater is based, thereby terminating its investment in the inverse floater. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to

                   43 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

terminate the Fund's investment in the inverse floaters, as it deems appropriate. As of July 31, 2006, the Fund has not made any payments related to such agreements and it expects the risk of material future payments required under these agreements to be remote.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
      --------------------------------------------------------------------------
      $55,841                    $--             $6,067,308          $20,960,913

1. As of July 31, 2006, the Fund had $4,267,103 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2006, details of the capital loss carryforwards were as follows:

                       EXPIRING
                       ------------------------------------
                       2009                    $  2,565,622
                       2010                       1,551,532
                       2012                         115,750
                       2014                          34,199
                                               ------------
                       Total                   $  4,267,103
                                               ============

2. As of July 31, 2006, the Fund had $1,800,205 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended July 31, 2005, the Fund utilized $359,429 of capital loss carryforward to offset capital gains realized in that fiscal year.

                   44 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2006 and
July 31, 2005 was as follows:

                                YEAR ENDED        YEAR ENDED
                             JULY 31, 2006     JULY 31, 2005
------------------------------------------------------------
Distributions paid from:
Exempt-interest dividends     $ 21,099,721      $ 12,515,732

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities     $ 548,636,476
                                               =============

            Gross unrealized appreciation      $  23,614,240
            Gross unrealized depreciation         (2,653,327)
                                               -------------
            Net unrealized appreciation        $  20,960,913
                                               =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31,
2006, the Fund's projected benefit obligations were increased by $16,386 and payments of $2,176 were made to retired trustees, resulting in an accumulated liability of $32,532 as of July 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

                   45 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                   46 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                              YEAR ENDED JULY 31, 2006     YEAR ENDED JULY 31, 2005
                                 SHARES         AMOUNT       SHARES          AMOUNT
------------------------------------------------------------------------------------
CLASS A
Sold                         18,682,666  $ 221,763,770    9,080,461   $ 105,520,260
Dividends and/or
distributions reinvested        685,948      8,140,403      376,131       4,339,946
Redeemed                     (4,853,455)   (57,518,138)  (1,520,910)    (17,521,220)
                             -------------------------------------------------------
Net increase                 14,515,159  $ 172,386,035    7,935,682   $  92,338,986
                             =======================================================

                              YEAR ENDED JULY 31, 2006     YEAR ENDED JULY 31, 2005
                                 SHARES         AMOUNT       SHARES          AMOUNT
------------------------------------------------------------------------------------
CLASS B
Sold                          1,835,126  $  21,799,263    1,585,776   $  18,264,106
Dividends and/or
distributions reinvested        136,533      1,622,906      142,260       1,635,223
Redeemed                       (948,989)   (11,267,534)  (1,312,398)    (15,076,840)
                             -------------------------------------------------------
Net increase                  1,022,670  $  12,154,635      415,638   $   4,822,489
                             =======================================================

------------------------------------------------------------------------------------
CLASS C
Sold                          7,000,353  $  83,208,814    3,958,354   $  46,014,401
Dividends and/or
distributions reinvested        200,285      2,378,670       90,223       1,044,143
Redeemed                     (1,385,935)   (16,406,319)    (434,529)     (4,992,030)
                             -------------------------------------------------------
Net increase                  5,814,703  $  69,181,165    3,614,048   $  42,066,514
                             =======================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2006, were as follows:

                                                 PURCHASES            SALES
                 ----------------------------------------------------------
                 Investment securities       $ 338,672,706    $ 165,508,680

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                 FEE SCHEDULE
                 ------------------------------------------------
                 Up to $200 million of net assets           0.60%
                 Next $100 million of net assets            0.55
                 Next $200 million of net assets            0.50
                 Next $250 million of net assets            0.45
                 Next $250 million of net assets            0.40
                 Over $1 billion of net assets              0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2006, the Fund paid $196,206 to OFS for services to the Fund.

                   47 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Board of Trustees can increase that fee to
0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% under each plan. However, the Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholder approval. Shareholders will be notified of any such change. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B and Class C shares were $2,686,348 and $1,707,308, respectively. Fees incurred by the Fund under the plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                   48 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2006           $549,821         $10,245        $107,185         $55,855

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager had voluntarily agreed to waive a portion of its management fee so the management fees will not exceed
0.40% of average annual net assets for each class of shares. During the year ended July 31, 2006, the Manager waived $313,080 of its management fees.
Effective January 1, 2006 this waiver was withdrawn.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3126% as of July 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2006, the average daily loan balance was
$12,612,877 at an average daily interest rate of 4.313%. The Fund had borrowings outstanding of $15,100,000

                   49 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

at July 31, 2006 at an interest rate of 5.3126%. The Fund had gross borrowings and gross loan repayments of $239,400,000 and $235,900,000, respectively, during the year ended July 31, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2006 was $23,200,000. The Fund paid
$54,534 in fees and $554,187 in interest during the year ended July 31, 2006.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                   50 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

      APPENDIX A-7

                        A

        MUNICIPAL BOND RATINGS DEFINITIONS

     Below   are   summaries   of   the   rating   definitions   used   by   the
nationally-recognized  rating  agencies  listed below for municipal  securities.
Those ratings  represent  the opinion of the agency as to the credit  quality of issues that they rate.  The  summaries  below are based upon  publicly-available information provided by the rating organizations.

     Moody's Investors Service,  Inc. ("Moody's") Municipal Ratings are opinions of the  investment  quality of  issuers  and  issues in the U.S.  municipal  and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal  Ratings  are based upon the  analysis  of four  primary  factors
relating    to    municipal    finance:    economy,    debt,    finances,    and
administration/management   strategies.   Each  of  the  factors  is   evaluated
individually  and for its  effect on the other  factors  in the  context  of the municipality's ability to repay its debt.

      MUNICIPAL LONG-TERM RATING DEFINITIONS

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa:  Issuers or issues rated Aa  demonstrate  very strong  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A:  Issuers  or  issues  rated  A  present  above-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa:  Issuers  or  issues  rated  Baa  represent  average  creditworthiness relative to other US municipal or tax- exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate  below-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness  relative to other US municipal or tax- exempt issuers or issues.

     Caa:  Issuers or issues rated Caa  demonstrate  very weak  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate  extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C:  Issuers or issues  rated C  demonstrate  the  weakest  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

      MIG/VMIG RATINGS: U.S. SHORT-TERM
      RATINGS

     In  municipal  debt  issuance,   there  are  three  rating  categories  for
short-term  obligations that are considered  investment grade. These ratings are designated as Moody's  Investment  Grade (MIG) and are divided into three levels
-- MIG 1 through MIG 3. In addition,  those  short-term  obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand  obligations  (VRDOs),  a two-component rating is assigned.  The first  element  represents  Moody's  evaluation  of the degree of risk associated with scheduled  principal and interest  payments.  The second element  represents  Moody's  evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity.  By contrast,  VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1: Denotes  superior  credit  quality.  Excellent  protection is afforded  by  established  cash  flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of  protection  are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: Denotes  acceptable  credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

     SG: Denotes  speculative-grade  credit  quality.  Debt  instruments in this category may lack margins of protection.

     Standard  &  Poor's  Ratings  Services  ("Standard  &  Poor's"),  a
division of The McGraw-Hill Companies, Inc.

     LONG-TERM  ISSUE CREDIT  RATINGS Issue credit  ratings are based in varying degrees, on the following considerations:

o    Likelihood of  payment-capacity  and willingness of the obligor to meet its financial  commitment on an obligation in accordance  with the terms of the obligation;

o    Nature of and provisions of the obligation; and

o    Protection  afforded by, and relative  position of, the  obligation  in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue  ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation  rated `AAA' has the highest rating assigned by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

     AA: An  obligation  rated `AA' differs from the  highest-rated  obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An  obligation  rated `A' are somewhat more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than obligations in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated `BBB' exhibits  adequate  protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

      BB, B, CCC, CC, and C

     An obligation rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant  speculative  characteristics.  `BB'  indicates  the least degree of speculation and `C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

     BB: An obligation  rated `BB' are less  vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,  financial,  or economic  conditions,  which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

     B:  An  obligation  rated  `B'  are  more  vulnerable  to  nonpayment  than obligations  rated `BB', but the obligor  currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation  rated `CCC' are currently  vulnerable to nonpayment and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

     C: The `C'  rating  may be used to  cover a  situation  where a  bankruptcy petition has been filed or similar  action has been taken,  but payments on this obligation are being continued.

     D: An obligation rated `D' are in payment default.  The `D' rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
(+) or  minus  (-)  sign to show  relative  standing  within  the  major  rating categories.

     c: The `c' subscript is used to provide additional information to investors that the bank may terminate its  obligation  to purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service  requirements  is largely or entirely  dependent upon the  successful,  timely  completion of the project.
This rating,  however,  while addressing credit quality subsequent to completion of the  project,  makes no comment on the  likelihood  of or the risk of default upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation  confirming investments and cash flows.

     r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that Standard  &  Poor's  believes may  experience  high  volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

      N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic  corporate  and  municipal  issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

      Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general.

     SHORT-TERM ISSUE CREDIT RATINGS  Short-term  ratings are generally assigned to those obligations  considered short-term in the relevant market. In the U.S., for example,  that means  obligations with an original  maturity of no more than
365 days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by  Standard  &  Poor's.  The  obligor's  capacity  to  meet  its  financial
commitment  on  the  obligation  is  strong.   Within  this  category,   certain
obligations  are  designated  with a plus  sign  (+).  This  indicates  that the obligor's  capacity to meet its  financial  commitment on these  obligations  is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A  short-term  obligation  rated "A-3"  exhibits  adequate  protection parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

     Notes. A Standard &  Poor's note rating reflects the liquidity  factors and market  access risks unique to notes.  Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

     o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     o Source of  payment-the  more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

     Fitch,  Inc.  International  credit  ratings  assess the  capacity  to meet foreign  currency or local  currency  commitments.  Both "foreign  currency" and
"local currency" ratings are internationally  comparable assessments.  The local currency  rating  measures  the  probability  of  payment  within  the  relevant sovereign  state's currency and  jurisdiction and therefore,  unlike the foreign currency  rating,  does not take account of the possibility of foreign  exchange controls limiting transfer into foreign currency.

      INTERNATIONAL LONG-TERM CREDIT RATINGS

     The following  ratings scale applies to foreign currency and local currency ratings. Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

      Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are
based  on  their  prospects  for  achieving   partial  or  full  recovery  in  a
reorganization or liquidation of the obligor. While expected recovery values are highly  speculative  and cannot be estimated with any  precision,  the following serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around  90%-100% of outstanding  amounts and accrued  interest.  "DD"
indicates  potential  recoveries  in the range of  50%-90%,  and "D" the  lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.  Plus (+) and minus (-) signs may be appended to a rating  symbol to denote  relative  status within the major rating categories.  Plus and minus  signs are not  added to the  "AAA"  category  or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

     INTERNATIONAL SHORT-TERM CREDIT RATINGS The following ratings scale applies to foreign currency and local currency  ratings.  A short-term rating has a time horizon of less than 12 months for most  obligations,  or up to three  years for
U.S.  public  finance  securities,  and  thus  places  greater  emphasis  on the liquidity necessary to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial commitments.  May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
commitments is adequate.  However,  near-term  adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

                       B-1
                    Appendix B

             MUNICIPAL BOND INDUSTRY
                 CLASSIFICATIONS

      Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

C-14

                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and SAI of the applicable Oppenheimer funds, the term "Retirement Plan"
refers to the following types of plans:

         1) plans created or under Sections 401(a) or 401(k) of the Internal
            Revenue Code,

         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.

         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).

|_|   Dealers, brokers, banks or registered investment advisers that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

|_|   Clients of investment advisers or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insureance companies, or serviced by recordkeepers.

|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in agrgregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).

|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or SAI of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

1.    Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

2.    Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

3.    Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

4.    Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

5.    Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

6.    Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

7.    Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the
         Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

|_|   dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
         dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer New Jersey Municipal Fund

Internet Website
     www.oppenheimerfunds.com

Investment Adviser

     OppenheimerFunds, Inc.
     Two World Financial Center,
     225 Liberty Street, 11th Floor,
     New York, New York 10281-1008

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Financial Center,
     225 Liberty Street, 11th Floor,
     New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234
PX395.001.0906

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAI refers to those Trustees who are not
"interested persons" of the Fund or the Trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

------------------------------------------------------------------------------
Oppenheimer Pennsylvania Municipal Fund
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112-3924

1.800.CALL OPP (225.5677)

Statement of Additional Information dated September 27, 2006

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated September 27, 2006.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270,
Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings.........................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................

Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account

How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................
Financial Information About the Fund
Report of Independent Registered Public Accounting Firm.......................
Financial Statements .........................................................

6

------------------------------------------------------------------------------
ABOUT THE FUND
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of
Additional Information ("SAI"), contains supplemental information about those policies and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund.  Additional information is also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Fund does not make investments with the objective of seeking capital growth because that would generally be inconsistent with its goal of seeking tax-exempt income.  However, the values of the securities held by the
Fund may be affected by changes in general interest rates and other factors prior to their maturity.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security is purchased, that security will normally decline in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue.  These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "What Does the Fund Invest
In?" and "About the Fund's Investments."  As a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities.  This includes securities that generate income subject to the alternative minimum tax. Municipal securities are generally classified as general obligation bonds, revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds.  The Fund has classified municipal securities having a maturity (when the security is issued) of more than one (1) year as
"municipal bonds."  The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "industrial development" and "private activity" bonds).  They may have fixed, variable or floating rates of interest or may be "zero coupon bonds" as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five (5) to ten (10) years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that have a lower rate of return.

            |X| General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

            |X| Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and
hospitals.

            Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the "Internal Revenue
Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or, "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under Internal
Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A
"substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain  qualified private activity bonds that is tax-exempt
may   nonetheless  be  treated  as  a  tax  preference  item  subject  to  the alternative  minimum  tax to which  certain  taxpayers  are  subject.  If such qualified  private activity bonds are held by the Fund, a proportionate  share of the  exempt-interest  dividends paid by the Fund will constitute an item of tax preference to such shareholders.

      |X| Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one (1) year are generally known as municipal notes.  Municipal notes generally are used to provide for short-term working capital needs.  Some of the types of municipal notes the
Fund can invest in are described below.

      |X| Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

      |X| Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

      |X| Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

      |X| Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|  Tax-Exempt  Commercial  Paper.  This type of short-term  obligation
(usually  having a maturity of 270 days or less),  is issued by a municipality to meet current working capital needs.

      |X|  Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid Securities."  From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees. Those guidelines require the Manager to evaluate:

      |_| the frequency of trades and price quotations for such securities;
      |_| the number of dealers or other potential buyers willing to purchase or sell such securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default. The Commonwealth of Pennsylvania is not required by law to appropriate or otherwise provide moneys from which the lease payments are to be made.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds.
Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund. While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

TOBACCO  RELATED  BONDS.  The Fund may invest in two types of tobacco  related
bonds:   (i) tobacco  settlement revenue bonds, for which payments of interest and  principal  are  made  solely  from  a  state's  interest  in  the  Master
Settlement  Agreement ("MSA") described below, and (ii) tobacco  bonds subject to a state's  appropriation  pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master
Settlement Agreement ("MSA"). The MSA is an agreement reached out of court in
November 1998 between 46 states and six other U.S. jurisdictions (including
Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers
(Phillip Morris, RJ Reynolds, Brown & Williamson, and Lorillard).
Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to a Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge ("STA
Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the
MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power,  while  appropriation debt requires the state to pass a specific periodic  appropriation  to pay interest and/or  principal on the bonds as the
payments  come due. The  appropriation  is usually made  annually.   While STA
Tobacco  Bonds offer an  enhanced  credit  support  feature,  that  feature is generally  not an  unconditional  guarantee  of  payment by a state and states generally  do not pledge the full faith,  credit or taxing power of the state.
The Funds  consider the STA Tobacco  Bonds to be  "municipal  securities"  for purposes of their concentration policies.

Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the
MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states'
MSA-related legislation are void or unenforceable under the Commerce Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines as applied to the MSA and the states' MSA-related legislation, which interpretation appears to conflict with interpretations by other courts that have rejected challenges to the MSA and the states'
MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

      |X| Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating
Services, a division of the McGraw-Hill Companies, Inc. ("S&P") and Fitch,
Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate.  However, their ratings are general opinions and are not guarantees of quality.
Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Lower grade securities (often referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories.  In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable price. The additional risks mean that the
Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.  However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither event requires the Fund to sell the security, but the
Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's,
S&P, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded."  The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      The rating definitions of Moody's, S&P and Fitch for municipal securities are contained in Appendix A to this SAI.  The Fund can purchase securities that are unrated by nationally recognized rating organizations.
The Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Risks of Investing Primarily in Pennsylvania Municipal Securities.
Because the Fund focuses its investments primarily on Pennsylvania municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the Commonwealth of Pennsylvania and its municipalities, authorities and other instrumentalities that issue securities in which the Fund invests, including political developments, economic problems and legislation.  Many different social, environmental and economic factors may affect the financial condition of Pennsylvania and its political subdivisions.  From time to time Pennsylvania and certain of its political subdivisions have encountered financial difficulties that have adversely affected their respective credit standings.  Other factors that may negatively affect economic conditions in Pennsylvania include adverse changes in employment rates, federal revenue sharing or laws with respect to tax-exempt financing.  In addition, the recent national economic recession and the continuing economic uncertainty has had, and may continue to have, a negative impact on the Pennsylvania economy. It is not possible to predict the future impact of the political developments, economic problems and legislation on the long-term ability of the Commonwealth of Pennsylvania or
Pennsylvania municipal issuers to pay interest or repay principal on their obligations.

      The information below about these conditions is only a brief summary based upon information the Fund has drawn from sources that it believes are reliable, including official statements relating to securities offerings of
Pennsylvania issuers.  The information below is general in nature and does not provide information about financial condition of the state or specific issuers in whose securities the Fund may invest, or the risks of those specific investments. The information provided below is subject to change without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the commonwealth of Pennsylvania since the date hereof.

      |X|  The Effect of General Economic Conditions in the State The
Commonwealth of Pennsylvania is one of the most populous states, ranking sixth behind California, Texas, New York, Florida and Illinois and has a
diversified economy.  Pennsylvania had been historically identified as a heavy industry state.  That reputation has changed over the last thirty years as the coal, steel and railroad industries declined.  The Commonwealth's business environment readjusted with a more diversified economic base.  This economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation.
Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.

Financial Condition and Results of Operations (GAAP Basis).  During the five year period ending with fiscal 2005, total revenues and other sources increased by an average of 6.5% annually.  Tax revenues during this same period increased by an annual average of 4.3%.  During the past several fiscal years, fees and license income and other financing sources such as transfers from other funds to become a larger portion of income to the
General Fund.  Expenditures and other uses during the fiscal years 2001 through 2005 rose at an average annual rate of 6.9%.  Comparison of expenditures by individual category in fiscal year 2002 to prior fiscal years is not reliable due to a change to the definitions for these expenditure categories in fiscal year 2002.

Beginning with its GAAP basis financial statements for the fiscal year ended
June 30, 2002, the Commonwealth adopted several new accounting and reporting standards established by the Governmental Accounting Standards Board in its
Statements 33, 34, 35, 36, 37 and 38 (collectively, the "New Standards").
Among other things, these New Standards require presentation of government-wide and fund financial statements that constitute basic financial statements and replace general-purpose financial statements reported under formal standards.  Government-wide financial statements are intended to portray the government "as a whole" while fund financial statements provide fund-specific information.  Government-wide financial statements are intended to describe the total cost of providing governmental services and disclose whether the Commonwealth's financial condition improved or weakened during the fiscal year.  Other features of the new government-wide financial statements are the reporting of infrastructure assets and related depreciation.  Previously, the Commonwealth did not report infrastructure values or accumulated depreciation related to general fixed assets.  As part of implementing the New Standards, effective July 1, 2001, the Commonwealth reclassified and/or restated numerous fund balance amounts previously reported at June 30, 2001 and reported governmental activities net assets at
June 30, 2001.  Note B to the financial statements in the June 30, 2003
Comprehensive Annual Financial Report provides a detailed explanation of the nature and amount of such restatements.  The New Standards also require providing supplementary information, including a Management's Discussion and
Analysis of the financial statements.  Beginning with fiscal year 2002 the
Commonwealth also changed how functional expenditure categories are defined.
All of these changes may hamper the comparability of GAAP basis financial statements.

The Commonwealth restated its GAAP basis financial statements for the fiscal year ended June 30, 2002 (the "2002 GAAP Financial Statements").  This
restatement was triggered by a reporting change for certain assets included in the June 30, 2002 audited financial statements for the State System of
Higher Education ("SSHE"), which is a component unit of the Commonwealth for which separate audited financial statements are obtained.  Since the auditors for the 2002 GAAP Financial Statements rely on the audits of component units of the Commonwealth and related opinions, the auditors for the 2002 GAAP
Financial Statements determined that the audit developments affecting SSHE required a restatement of the 2002 GAAP Financial Statements.  Accordingly,
the 2002 GAAP Financial Statements were restated and on February 23, 2004 were filed with each NRMSIR and posted on the Office of the Budget's website.

Assets in the Commonwealth's governmental fund types as of June 30, 2005 were
$15,984.09 million.  Liabilities for the same date were $49,002.10 million.
The fund balance at the end of fiscal 2005 totaled $6,981.99 million.

Fiscal 2005 Results.

Total fiscal year 2005 revenues, net of reserves for tax refunds and including intergovernmental transfers and additional resources, totaled
$24,405.6 million.  Total expenditures net of appropriation lapses and including intergovernmental transfers and expenditures from additional resources were $24,053.9 million.  As result of Commonwealth financial operations during the fiscal year, the preliminary unappropriated surplus balance, prior to the statutorily required 25 percent transfer to the Budget
Stabilization Reserve Fund, was $429.2 million, an increase of $162.5 million from the fiscal year 2004 preliminary ending balance.  Following the statutorily required 25 percent transfer to the Budget Stabilization Reserve
Fund ($64.4 million) the fiscal year 2005 final unappropriated surplus balance was $364.8 million as of June 30, 2005.

The fiscal year 2005 budget was based initially on an estimated 4.5 percent increase for Commonwealth General Fund revenues prior to accounting for any changes in tax and revenue provisions enacted in the second half of fiscal year 2004. After adjustments for various tax rate and tax base changes enacted for the fiscal year 2004 budget, total Commonwealth General Fund revenues were projected to increase 3.8 percent over fiscal year 2004 actual receipts and total $23,866.5 million prior to reserves for tax refunds.
Total fiscal year 2005 Commonwealth revenues net of reserves for tax refunds, exceeded $24,308.5 million, a 6.5 percent increase over fiscal year 2004 receipts.  The tax revenue component of Commonwealth receipts, including the effects of the tax rate and tax base changes enacted in fiscal year 2004, rose $1,666.4 million or 7.6 percent over fiscal year 2004 actual receipts.
An estimated two-thirds of the increase in tax revenues is associated with the various tax rate and tax base changes.  Major components of the tax revisions were: (i) an increase in the personal income tax from 2.8 percent to 3.07 percent; (ii) a restructuring of taxation of telecommunications to include the imposition of the gross receipts tax on cellular and interstate telecommunication as well as certain sales and use tax exemptions for particular telecommunications activities; (iii) an increase to the cigarette tax from $1.00 per pack to $1.35 per pack, a portion of which was transferred to the new Health Care Provider Retention Account to be used to provide financial assistance for malpractice premiums for certain physicians practicing in particular high-risk medical specializations under the medical malpractice abatement program.  This program was enacted for calendar years
2003 and 2004, and the General Assembly approved an extension for an additional year in 2005; (iv) a modification of the scheduled phase-out of the capital stock and franchise tax for tax years 2003 and 2004; and (v)
various other tax rate and tax base revisions, including some tax cuts. Total revenues to the Commonwealth exceeded the budget estimate by $442.0 million or 1.9 percent.  Personal income tax receipts grew by $1,013 million or 13.1 percent over fiscal year 2004 revenues.  Revisions to the personal income tax rate in December 2003 contributed to the large year-over-year increase in these receipts.  During fiscal year 2005, corporate tax receipts grew $285.1 million or 10.7 percent, which generally reflected improvements in the overall state and national economy.  Sales and use tax revenues to the
Commonwealth grew $271.4 million or 3.5 percent over fiscal year 2004 receipts. Receipts of Commonwealth non-tax revenues continued to exceed the estimate as total revenue from this source exceeded $596.0 million. Earnings from investments and revisions to the Commonwealth's escheats program continued to provide revenues well in excess of the estimate for fiscal year
2005.  Various revisions to the Commonwealth's escheat program were enacted as part of the fiscal year 2003 and 2004 budgets.  These revisions to the escheat program have produced substantial non-recurring revenues during each of the two most recent fiscal years.  Additionally, significant non-recurring capital gains earnings on the investment of available General Fund cash balances and increased contributions from the Commonwealth's liquor store profits contributed to enhanced non-tax revenues during the prior two fiscal years.  Reserves for tax refunds in fiscal year 2005 were $1,000.0 million, a decrease of $14.7 million or 1.4 percent from fiscal year 2004 levels.

Fiscal year 2005 state-level expenditures, including supplemental appropriations and net of appropriation lapses, totaled $22,956.8 million, an increase of 5.6 percent from fiscal year 2004 appropriations.  A total of
$148.1 million in appropriations were lapsed in fiscal year 2005 and the fiscal year 2005 budget continued to utilize an enhanced level of intergovernmental transfers for a portion of medical assistance costs, albeit at a reduced rate from fiscal year 2004.  Intergovernmental transfers replaced $697.9 million of General Fund medical assistance costs in fiscal year 2005, compared to $738.7 million in fiscal year 2004.  In addition, approximately $399 million in additional funds, primarily $377.6 million of remaining federal fiscal relief, was appropriated in fiscal year 2005 to fund expenditures normally funded from Commonwealth revenues.  The ending unappropriated balance was $364.8 million for fiscal year 2005.

Fiscal 2006 Results.

The adopted fiscal year 2006 budget is based on an estimated 2.8 percent increase in Commonwealth General Fund revenues from those received in fiscal year 2005.  The enacted budget appropriates $24,277.6 million of Commonwealth funds against estimated revenues net of tax refunds, of $23,914.9 million.
The $362 million difference between estimated revenues and recommended appropriations is to be funded by a draw down of the $364 million fiscal year
2006 beginning balance. Additionally, the enacted fiscal year 2006 budget allocates additional state funds to replace significant amounts of formerly available federal funds.

The fiscal year 2006 revenue estimate for the Commonwealth, as estimated in
June 2005, is based upon an economic forecast of 3.3 percent growth in national real gross domestic product from the start of the third quarter of
2005 to the end of the second quarter of 2006.  Trends in the Commonwealth's economy are expected to maintain their close association with national economic trends.  Personal income growth in Pennsylvania is projected to remain slightly below that of the U.S., while the Pennsylvania unemployment rate is anticipated to be close to the national rate.  The tax revenue component of Commonwealth General Fund receipts is expected to increase by
$731.8 million or approximately 3.1 percent prior to reserves for refunds.
Fiscal year 2006 Commonwealth revenues from the personal income tax are forecasted to increase by 5.0 percent, while receipts from the sales and use tax are estimated to rise 3.4 percent over fiscal year 2005 receipts.
Corporate receipts are expected to grow minimally in fiscal year 2006, at a rate of 0.3 percent, whereas revenues from non-tax sources such as earnings on investments and escheats are forecast to decline by 8.5 percent.  A majority of the projected decline in non-tax revenues is attributable to the phase out of onetime revenue enhancements achieved in fiscal years 2004 and
2005 from revisions to the Commonwealth's escheats program.

The ongoing economic expansion and job creation as experienced both nationally and within the Commonwealth during 2005 has contributed to
Commonwealth revenues exceeding the estimates used to certify fiscal year
2006 General Fund revenues.  Estimates for fiscal year 2006 General Fund revenues were revised in February 2006 as part of the Governor's proposed fiscal year 2007 budget.  Based on a continuation of economic growth from the third quarter of 2005 and trends in actual receipts through January, the fiscal year 2006 General fund revenue estimate was increased by $363.7 million.  Total General Fund revenues for fiscal year 2006 are projected to be $25,353.6 million.  Actual Commonwealth revenues for the fiscal year-to-date through April 2006, are over $588 million above the estimate for that period, a surplus of 2.8 percent. Corporate taxes are $302.4 million over estimate, a 7.2 percent surplus to the year-to-date estimate.  Personal income taxes are $201.1 million over the estimate, a surplus of 2.6 percent versus the year-to-date estimate.  Sales and use taxes are essentially at estimate as actual receipts through April 2006, are $40.3 million above estimate, a difference of only 0.6 percent from the fiscal year-to-date estimate.  Realty transfer tax revenues also exceed the year-to-date estimate by $ 49.3 million or 12.0 percent based in part on continuation of a strong housing market within the Commonwealth.

In July 2005, the General Assembly approved and the Governor signed into law
Act 45 of 2005, which authorized the issuance of up to $625 million in debt of the Commonwealth to support programs commonly referred to as "Growing
Greener II." The enactment of Act 45 implements the Governor's major environmental initiative in the fiscal year 2006 budget.  The Growing Greener
II program will provide bond funding for the maintenance and protection of the environment, open space and farmland preservation, watershed protection, abandoned mine reclamation, acid mine drainage remediation and other environmental initiatives.  Additionally, Act 45 of 2005 authorizes the
Governor to direct up to $60 million in existing Growing Greener fees, that are otherwise directed into the Commonwealth's Environmental Stewardship
Fund, to support General Fund debt service for the authorized Growing Greener
II bond issuances.

The enacted fiscal year 2006 budget provides $24,304.0 million of appropriations from Commonwealth revenues, an increase of 5.4 percent from fiscal year 2005 expenditures and represents a planned draw down of $364 million of the unappropriated surplus balance available at the end of fiscal year 2005.  A portion of the increased level of state funded appropriations is attributable to the replacement of federal funds received, on a one-time basis, which were utilized during the fiscal year 2004 and 2005 budgets.  The enacted budget also includes $856.8 million in funding for various medical assistance expenditures through intergovernmental transfer proceeds, certain nursing home assessments and a tax on managed care organizations.  This amount is an increase of 23 percent from the $697.9 million in such proceeds utilized during fiscal year 2005.  Under the intergovernmental transfer transactions, certain county governments contribute funds to the Commonwealth to help pay Medicaid expenses.  The Commonwealth receives the contributions as augmentations to appropriations of Commonwealth revenues for the medical assistance program.  These augmentations have the effect of supplementing the amount of Commonwealth revenues available for the medical assistance program and are available to match federal Medicaid funds.  Federal authority for
Pennsylvania to use the county contributions to pool transactions to match additional federal funds is currently scheduled to expire in 2010.  Included in the Governor's proposed fiscal year 2007 budget is a request for supplemental appropriations for fiscal year 2006 totaling $197 million.
Additional funding via requested supplemental appropriations includes $168 million in additional medical and other assistance funds and $25 million in volunteer company grants (first responders).  The preliminary fiscal year ending unappropriated balance, net of lapses and supplemental appropriations is currently estimated to be nearly $272 million for fiscal year 2006.
Following a statutorily-required transfer of 25 percent of this preliminary ending balance totaling nearly $68 million, the 2006 fiscal year ending unappropriated balance is currently estimated to be nearly $204 million.

The achievement of the budgeted results, including current estimates, may be adversely affected by a number of trends or events, including developments in the national and state economy.

Fiscal 2007 Budget.

The fiscal year 2007 budget was signed by the Governor on July 2, 2006.  The total General Fund budget totals $26.1 billion, an increase of 5.8 percent, or $1.4 billion, over 2005-06.  The budget increases the balance of the
Commonwealth; Rainy Day Fund by 50 percent to $512 million.  Additionally, the fiscal year 2007 budget allocates additional state funds to replace significant amounts of formerly available intergovernmental transfer transaction-derived federal funds.  The fiscal year 2007 budget provides for significant increases in funding for local school districts and higher education within the Commonwealth.  With over half of the $1.4 billion increase going to fund education.  The budget also includes a new children's health insurance program called "Cover All Kids" which is intended to gradually expand available health insurance to all Pennsylvania children not currently covered by insurance.  The Commonwealth's prescription drug coverage program is also expanded to cover an additional 120,000 seniors within the next 18 months by building upon the federal Medicare Part D program.  The fiscal year 2007 budget includes initiatives to increase the efficiency of government operations within the Commonwealth and includes estimates to save over $1 billion annually in fiscal year 2007.  The fiscal year 2007 budget includes an increase in expenditures of 1.1 percent exclusive of expenditures covering education, public welfare and Commonwealth debt service.  The budget also includes $25 million to rebuild bridges and communities that were affected by the June 2006 flooding.

As part of his fiscal year 2007 budget proposal, the Governor proposed a major program revision to the Commonwealth's Health Investment Plan, a series of health-related programs funded entirely from Tobacco MSA revenues.
Currently, 100 percent of Tobacco MSA payments received are utilized for health care related expenditures and revenues received are statutorily distributed based upon enacted funding formula.  The Commonwealth's health research component currently receives 19 percent of annual Tobacco MSA funds and these funds are annually expended on health-related research projects undertaken by Pennsylvania-based researchers.  The Governor's fiscal year
2007 budget proposes to create the Jonas Salk Legacy Fund, which would utilize half of the 19 percent (9.5 percent) of Tobacco MSA payments, currently dedicated to health research activities, to accelerate funding for bioscience research in Pennsylvania. Under this proposal, 9.5 percent of
Tobacco MSA payments would be securitized through the issuance of approximately $500 million in bonds, the proceeds of which would be used to accelerate the construction of bioscience facilities, including laboratories, incubators and research parks.  The proposed debt would be issued over a two-year period following approval by the General Assembly and programs funded with this debt from the Jonas Salk Legacy Fund would require a dollar-for-dollar private match, thereby increasing total investment in biosciences research and facility construction to over $1 billion.  The proposed debt would be secured and paid solely from a pledge of 9.5 percent of the revenue from the Tobacco MSA.

Debt Limits and Outstanding Debt.  The Pennsylvania Constitution permits the issuance of the following types of debt:  (i) debt to suppress insurrection or rehabilitate areas affected by disaster; (ii) electorate approved debt;
(iii) debt for capital projects subject to an aggregate outstanding debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years; and (iv) tax anticipation notes payable in the fiscal year of issuance.

Under the Pennsylvania Fiscal Code, the Auditor General is required to certify to the Governor and the General Assembly certain information regarding the Commonwealth's indebtedness.  According to the March 1, 2004
Auditor General certificate, the average annual tax revenues deposited in all funds in the five fiscal years ended February 29, 2004 was approximately
$24.3 billion, and, therefore, the net debt limitation for the 2003 fiscal year is approximately $36.2 billion.  Outstanding net debt totaled approximately $6.2 billion at February 29, 2004.  On February 29, 2004 the amount of debt authorized by law to be issued, but not yet incurred, was approximately $34.6 billion.

Debt Ratings.  All outstanding general obligation bonds of the Commonwealth are rated by S&P and by Moody's.

City of Philadelphia.  The City of Philadelphia (the "City" or
"Philadelphia") is the largest city in the Commonwealth.  Philadelphia experienced a series of general fund deficits for fiscal years 1988 through
1992 which culminated in serious financial difficulties for the City.

The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia, in remedying its fiscal emergencies.  PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to
Philadelphia concerning its budgetary and fiscal affairs.  This financial assistance has included grants used by the City for defeasance of certain city general obligation bonds, funding of capital projects and the liquidation of the cumulative general fund balance deficit of Philadelphia as of June 30, 1992, of $224.9 million.  At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on June 26, 2003.

No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired
December 31, 1994.  PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1995.  Its ability to refund existing outstanding debt is unrestricted.  PICA had $806.4 million in special tax revenue bonds outstanding as of June 30, 2003.  Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

S&P and Moody's rate Philadelphia's general obligation bonds.

Litigation.  The Commonwealth is a party to numerous lawsuits in which an adverse final decision could materially affect the Commonwealth's governmental operations and consequently its ability to pay debt service on its obligations.  The Commonwealth also faces tort claims made possible by the limited waiver of sovereign immunity effected by Act 152, approved
September 28, 1978, as amended.  Under Act 152, damages for any loss are limited to $250,000 per person and $1 million for each accident.

      Other Investment Techniques and Strategies.  In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

      |X|  Floating Rate and Variable Rate Obligations.  Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety-one (91) day
U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one (1) year and upon no more than thirty (30) days'
notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.  Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund's limitations on investments in illiquid securities.

Inverse Floaters. Variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes. As short term interest rates rise, inverse floaters produce less current income and their market value can become volatile. As short term interest rates fall, inverse floaters produce more current income. Inverse floaters are a type of derivative security.

      To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. For example, the interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions. The Fund can invest up to 20% of its total assets in inverse floaters.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The
Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under certain circumstances, such an agreement would commit the Fund to reimburse the sponsor of the inverse floater the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. The Fund would not be required to make such a reimbursement under standard terms of a more typical inverse floater not subject to such an agreement. Although entering into a "shortfall and forebearance" agreement would expose the Fund to the risk that it may be required to make the reimbursement described above, the Fund may receive higher interest payments than under a typical inverse floater and generally is able to defer recognizing any loss on an inverse floater covered by the shortfall and forbearance agreement.

      |X| "When-Issued" and "Delayed Delivery" Transactions.  The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" (or "forward commitment") basis.
"When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six (6) months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six (6) months and possibly as long as two (2) years or more after the trade date.  The securities are subject to change in value from market fluctuation during the settlement period.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the
Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may cause the
Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage.  Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased.  In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities of any type with a value at least equal to the value of purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|  Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities.  They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one (1) to five (5) days of the purchase.  Repurchase agreements having a maturity beyond seven (7) days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven (7) days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X| Illiquid Securities and Restricted Securities. The Fund has
percentage limitations that apply to purchases of illiquid and restricted securities, as stated in the Prospectus. The Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity.  The
Manager takes into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  Illiquid securities include repurchase agreements maturing in more than seven days.
 The Fund may also acquire restricted securities that have contractual restrictions on their public resale. Those restrictions might limit the
Fund's ability to dispose of the securities and might lower the amount the
Fund could realize upon the sale.

      |X| Borrowing for Leverage.  The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to
5% of its total assets for temporary purposes from any person. Under the
Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The
Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

      |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's
Board of Trustees.  These loans are limited to not more than 25% of the value of the Fund's total assets.  The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year.  Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The
Fund may pay reasonable finder's, custodian and administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

|X| Puts and Standby Commitments.   The Fund can acquire "stand-by
commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.
When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.
However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the
Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security.  Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

Other Derivative Investments.  The Fund can invest in other municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.  Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.
However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.  These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X| Hedging.  The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons.  To do so the
Fund could:

      |_| sell interest rate futures or municipal bond index futures,
      |_| buy puts on such futures or securities, or
      |_| write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures.

      The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities.  In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position.  For this type of hedging, the Fund could:

      |_| buy interest rate futures or municipal bond index futures, or
      |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

      |X| Futures.  The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract.
The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received by the Fund on the purchase or sale of a futures contract. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's Custodian bank in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the
Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the Future for tax purposes.  Although Interest Rate
Futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S. Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).
For example, if a bond has an effective duration of three years, a 1%
increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

      |X| Put and Call Options.  The Fund may buy and sell certain kinds of put options (puts) and call options (calls).  These strategies are described below.

      |X| Writing Covered Call Options.  The Fund may write (that is, sell)
call options.  The Fund's call writing is subject to a number of restrictions:

(1)   After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)   Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of The
         NASDAQ(R)Stock Market, Inc. or traded in the over-the-counter market.
(3)   Each call the Fund writes must be "covered" while it is outstanding.
         That means the Fund must own the investment on which the call was written.

      When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security.  The Fund has retained the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case, the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the
Custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow in all appropriate cases an equivalent dollar value of liquid assets.
The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

      |_|  Purchasing Puts and Calls.  The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It may also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold
(whether or not at a profit), it will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only  those  puts that  relate to  securities  that the
Fund owns, broadly-based municipal bond indices,  municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

      When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.
Puts on municipal bond indices are settled in cash.  Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.

      If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration (whether or not at a profit).

      |_|  Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.
The Fund could also experience losses if the prices of its futures and options positions were not correlated with is other investments.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments.  Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price.  It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible, for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline.  If the Fund then does not invest in such securities because of concerns that there may be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

      |_| Interest Rate Swap Transactions.  In an interest rate swap, the
Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund cannot enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party.  Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

       |_|  Regulatory Aspects of Hedging Instruments. The Commodities
Futures Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment adviser (as they may be amended from time to time), and as otherwise set forth in the Fund's Prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.  The account must be a segregated account or accounts held by its custodian bank.

|X|   Portfolio Turnover.  A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."  Active and frequent trading increases the rate of portfolio turnover and could increase the Fund's transaction costs.  However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because such gains would not be tax-exempt income.  To a limited degree, the
Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the
Fund may realize a capital gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The
Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

      |X| Temporary Defensive and Interim Investments.  The securities the
Fund may invest in for temporary defensive purposes include the following:

          |_|   short-term municipal securities;
          |_| obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
          |_| corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
          |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
          |_| certificates of deposit of domestic banks with assets of $1 billion or more.

      The Fund also might hold these type of securities pending the investment of proceeds for the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of these temporary defensive investments may not be tax-exempt. Therefore when making those investments, the Fund might not achieve its objective.

      |X| Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in taxable securities, the Fund would not be able to meet its objective of paying exempt-interest dividends to its shareholders.  Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities it would buy for temporary defensive purposes.

Other Investment Restrictions

      |X|  What Are "Fundamental Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_| more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy.  Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such.  The Fund's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this SAI, as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.  Nor does that limit apply to municipal securities in general or to Pennsylvania municipal securities.

      |_| The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      |_| The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities.  This includes securities that generate income subject to the alternative minimum tax.

      Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X| Does The Fund Have Other Restrictions That Are Not Fundamental
Policies?

      The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the Board of Trustees, without obtaining shareholder approval, except that with respect to the first policy stated below, the Board of Trustees would not permit this policy to be changed to permit investments in physical commodities or commodity contracts without the vote of a majority of the Fund's outstanding voting securities:

      |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its
Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the
Prospectus or this SAI.

      |_| The Fund can pledge,  mortgage or  otherwise  encumber,  transfer or assign its assets to secure  borrowings  by or  indebtedness  of the Fund.  In addition,  the use of escrow or other  collateral  arrangements  in connection with borrowings and hedging instruments is permitted.

      |_| The Fund cannot purchase securities other than hedging instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

      |_| The Fund cannot sell securities short.

      |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

      |_| The Fund will not invest more than 10% of its net assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to
Rule 144A under the Securities Act of 1933.

      |_| The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.

Non-Diversification of the Fund's Investments.   The Fund is
"non-diversified," as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if the
Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code. If it qualifies, the Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders. To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer (other than
Government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by the Fund, or one or more qualified publicly traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources). Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and
(2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.
That is done even though the bonds are municipal securities, as to which the
Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing more than 25% of the Fund's total assets in securities paying interest from revenues of similar type projects or in industrial development bonds. This is not a fundamental policy and therefore could be changed without shareholder approval. However, if that change were made, the
Prospectus or this SAI would be supplemented to reflect the change.
The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Funds' industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds.  As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.
For the purposes of the Fund's policy not to concentrate in securities of issuers as described in the investment restrictions listed in the Prospectus and this SAI, the Fund has adopted the industry classifications set forth in
Appendix B to this SAI. This is not a fundamental policy. Bonds which are refunded with escrowed U.S. government securities are considered U.S.
government securities for purposes of the Fund's policy not to concentrate.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q,
            which are publicly available at the SEC.  In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a
            15-day lag.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

o     Dealers to obtain price quotations where the Fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

          Portfolio  managers  and  analysts  may,  subject  to the  Manager's policies  on  communications  with the  press  and  other  media,  discuss portfolio  information in interviews  with members of the media, or in due diligence or similar  meetings with clients or  prospective  purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Fund has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Fund Is Managed

Organization and History.  The Fund, a series of Oppenheimer Multi-State
Municipal Trust (referred to as the "Trust), is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest.  The Trust was organized as a single-series
Massachusetts business trust in 1989.  In 1993 it was reorganized to be a multi-series business trust (now called Oppenheimer Multi-State Municipal
Trust).  The Fund was added as a separate series of that Trust in 1994. Each of the three series of the Trust is a separate fund that issues its own shares, has its own investment portfolio, and has its own assets and liabilities.

      |X| Classes of Shares.  The Trustees are authorized, without
shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights, preemptive rights or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C.  All classes invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,

o     pays certain expenses which may be different for the different classes, will generally have a different net asset value,
      will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X| Meetings of Shareholders.  As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
of the Fund under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner"
of the Fund is limited to the relatively remote circumstances in which the
Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee.  Each committee is comprised solely of Trustees who are not "interested persons" under the
Investment Company Act (the "Independent Trustees").  The members of the
Audit Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A.
Randall, and Joseph M. Wikler. The Audit Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2006. The Audit Committee furnishes the
Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent
Auditors").  Other main functions of the Audit Committee outlined in the
Audit Committee Charter, include, but are not limited to: (i)  reviewing the scope and results of financial statement audits and the audit fees charged;
(ii) reviewing reports from the Fund's independent Auditors regarding the
Fund's internal accounting procedures and controls; (iii)  reviewing reports from the Manager's Internal Audit Department: (iv) maintaining a separate line of communication between the Fund's independent Auditors and the
Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian
F. Wruble. The Regulatory & Oversight Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2006. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

The members of the Governance Committee are, Phillip A. Griffiths (Chairman),
Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold.  The
Governance Committee held 9 meetings during the Fund's fiscal year ended July
31, 2006. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance Committee's Charter.

The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the
attention of the Board of Trustees of Oppenheimer Pennsylvania Municipal
Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should not that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed and "interested person".

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      The members of the Proxy Committee are Russell S. Reynolds Jr.
(Chairman), Matthew P. Fink and Mary F. Miller.  The Proxy Committee held 2 meetings during the Fund's fiscal year ended July 31, 2006.  The Proxy
Committee provides the Board with recommendations for proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals           Oppenheimer International Value Fund
                                          Oppenheimer Limited Term California
Oppenheimer AMT-Free New York Municipals  Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Money Market Fund, Inc.
Oppenheimer California Municipal Fund     Oppenheimer Multi-State Municipal Trust
Oppenheimer Capital Appreciation Fund     Oppenheimer Portfolio Series
Oppenheimer Developing Markets Fund       Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Discovery Fund                Municipal Fund
                                          Oppenheimer Rochester Michigan Municipal
Oppenheimer Dividend Growth Fund          Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Rochester Ohio Municipal Fund
                                          Oppenheimer Rochester Virginia Municipal

Oppenheimer Emerging Technologies Fund    Fund

Oppenheimer Enterprise Fund               Oppenheimer Select Value Fund
Oppenheimer Global Fund                   Oppenheimer Series Fund, Inc.
Oppenheimer Global Opportunities Fund     OFI Tremont Core Strategies Hedge Fund
Oppenheimer Gold & Special Minerals Fund  OFI Tremont Market Neutral Hedge Fund
                                          Oppenheimer Tremont Market Neutral Fund

Oppenheimer Growth Fund                   LLC
Oppenheimer   International   Diversified

Fund                                      Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund

      In addition to being a Board member of each of the Board I Funds,
Messrs. Galli and Wruble are directors or trustees of ten other portfolios.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Fielding, Cottier, Loughran, Willis, Gillespie, Murphy,
Petersen, Szilagyi, Vandehey, Wixted, and Zack and Mss. Bloomberg, and Ives,
who are officers of the Fund, hold the same offices with one or more of the other Board I Funds.  As of September 1, 2006, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent
Trustees (nor any of their immediate family members), owns securities of either the Manager or Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

Biographical Information. The Trustees and officers, their positions with the
Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term or until his or her resignation, retirement, death or removal.
-----------------------------------------------------------------------------------
                               Independent Trustees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                       Dollar
                                                                       Range Of
                   Years;                                   Range of   Shares
Position(s) Held   Other Trusteeships/Directorships Held    Shares     Beneficially
with Fund,         by Trustee;                              BeneficiallOwned in
Length of Service, Number of Portfolios in Fund Complex     Owned in   Supervised
Age                Currently Overseen by Trustee            the Fund   Funds
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                                              As of December 31,

                                                                     2005

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Clayton K.         Director of American Commercial Lines    None       Over
Yeutter, Chairman  (barge company) (since January 2005);               $100,000
of the Board of    Attorney at Hogan & Hartson (law firm)
Trustees since     (since June 1993); Director of Covanta
2003;              Holding Corp. (waste-to-energy
Trustee since 1991 comp[any) (since 2002); Director of
Age: 75            Weyerhaeuser Corp. (1999-April 2004);
                   Director of Caterpillar, Inc.
                   (1993-December 2002); Director of
                   ConAgra Foods (1993-2001); Director of
                   Texas Instruments (1993-2001); Director
                   of  FMC Corporation (1993-2001).
                   Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Matthew P. Fink    Trustee of the Committee for Economic    None       Over
Trustee since 2005 Development (policy research                        $100,000
Age: 65            foundation) (since 2005); Director of
                   ICI Education Foundation (education
                   foundation) (October 1991-August 2006);
                   President of the Investment Company
                   Institute (trade association) (October
                   1991- June 2004); Director of ICI
                   Mutual Insurance Company (insurance
                   company) (October 1991- June 2004).
                   Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert G. Galli,   A trustee or director of other           None       Over
Trustee since 1994 Oppenheimer funds. Oversees 53                      $100,000
Age: 73            portfolios in the OppenheimerFunds

                   complex.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Phillip A.         Distinguished Presidential Fellow for    None       Over
Griffiths,         International Affairs since 2002) and               $100,000
Trustee, since     Member (since 1979) of the National
1999               Academy of Sciences; Council on Foreign
Age: 67            Relations (since 2002);  Director of
                   GSI Lumonics Inc. (precision medical
                   equipment supplier) (since 2001);
                   Trustee of Woodward Academy, (since
                   1983); Senior Advisor of The Andrew W.
                   Mellon Foundation (since 2001);  Chair
                   of Science Initiative Group (since
                   1999); Member of the American
                   Philosophical Society (since 1996);
                   Trustee of Woodward Academy (since
                   1983); Foreign Associate of Third World
                   Academy of Sciences;  Director of the
                   Institute for Advanced Study
                   (1991-2004); Director  of Bankers Trust
                   New York Corporation (1994-1999).
                   Provost at Duke University (1983-1991).
                   Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mary F. Miller,    Trustee of the American Symphony         None       Over
Trustee since 2004 Orchestra (not-for-profit) (since                   $100,000
Age: 63            October 1998); Senior Vice President

                   and General Auditor of American Express
                   Company (financial services company)

                   (July 1998-February 2003). Oversees 43

                   portfolios in the OppenheimerFunds
                   complex
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Joel W. Motley,    Director of Columbia Equity Financial    None       Over
Trustee since 2002 Corp. (privately-held financial                     $100,000
Age: 53            adviser) (since 2002); Managing

                   Director of Carmona Motley, Inc.
                   (privately-held financial adviser)
                   (since January 2002); Managing Director
                   of Carmona Motley Hoffman Inc.
                   (privately-held financial adviser)
                   (January 1998-December 2001); Member of
                   the Finance and Budget Committee of the
                   Council on Foreign Relations, the
                   Investment Committee of the Episcopal
                   Church of America, the Investment
                   Committee of Human Rights Watch and the
                   Investment Committee of Historic Hudson
                   Valley. Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Kenneth A.         Director of Dominion Resources, Inc.     None       Over
Randall, Trustee   (electric utility holding company)                  $100,000

since 1989         (February 1972-October 2005); Former
Age: 78            Director of Prime Retail, Inc. (real

                   estate investment trust), Dominion

                   Energy Inc. (electric power and oil &
                   gas producer), Lumbermens Mutual
                   Casualty Company, American Motorists
                   Insurance Company and American
                   Manufacturers Mutual Insurance Company;
                   Former President and Chief Executive
                   Officer of The Conference Board, Inc.
                   (international economic and business
                   research). Oversees 43 portfolios in
                   the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Russell S.         Chairman of The Directorship Search      None       $10,001-$50,000
Reynolds, Jr.,     Group, Inc. (corporate governance

Trustee since 1989 consulting and executive recruiting)

Age: 74            (since 1993); a Life Trustee of
                   International House (non-profit
                   educational organization); Former
                   Trustee of The Historical Society of
                   the Town of Greenwich. Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Joseph M. Wikler,  Director of the following medical        None       Over

Trustee since      device companies: Medintec (since 1992)             $100,000

August 2005        and Cathco (since 1996); Director of
Age: 65            Lakes Environmental Association (since
                   1996); Member of the Investment
                   Committee of the Associated Jewish
                   Charities of Baltimore (since 1994);
                   Director of Fortis/Hartford mutual
                   funds (1994-December 2001). Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Peter I. Wold      President of Wold Oil Properties, Inc.   None       Over
Trustee since      (oil and gas exploration and production             $100,000
September 2005     company) (since 1994); Vice President,
Age: 58            Secretary and Treasurer of Wold Trona
                   Company, Inc. (soda ash processing and
                   production) (since 1996); Vice
                   President of Wold Talc Company, Inc.
                   (talc mining) (since 1999); Managing
                   Member of Hole-in-the-Wall Ranch
                   (cattle ranching) (since 1979);
                   Director and Chairman of the Denver
                   Branch of the Federal Reserve Bank of
                   Kansas City (1993-1999); and Director
                   of PacifiCorp. (electric utility)
                   (1995-1999). Oversees 43 portfolios in
                   the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Brian F. Wruble                                             None       Over
Trustee since 2005 General Partner of Odyssey Partners,                $100,000

Age: 63            L.P. (hedge fund) (since September
o                  1996); Director of Special Value
                   Opportunities Fund, LLC (registered
                   investment company) (since September
                   2004); Member of Zurich Financial
                   Investment Advisory Board (insurance)
                   (since October 2004); Board of
                   Governing Trustees of The Jackson
                   Laboratory (non-profit) (since August
                   1990); Trustee of the Institute for
                   Advanced Study (non-profit educational
                   institute) (since May 1992); Special
                   Limited Partner of Odyssey Investment
                   Partners, LLC (private equity
                   investment) (January 1999-September
                   2004); Trustee of Research Foundation
                   of AIMR  (2000-2002) (investment
                   research, non-profit); Governor, Jerome
                   Levy Economics Institute of Bard
                   College (August 1990-September 2001)
                   (economics research); Director of Ray &
                   Berendtson, Inc. (May 2000-April 2002)
                   (executive search firm). Oversees 53
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director the the
Manager, and as a shareholder of its parent company. The address of Mr.
Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008. Mr. Murphy serves as Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                    Years;                                    Range of   Shares
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Beneficially
with Fund,          Trustee;                                  BeneficiallOwned in
Length of Service   Number of Portfolios in Fund Complex      Owned in   Supervised
Age                 Currently Overseen by Trustee             the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2005

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,     Chairman, Chief Executive Officer and     None          Over
President and       Director (since June 2001) and President              $100,000
Trustee,  since     (since September 2000) of the Manager;
2001                President and Director or Trustee of
Age: 57             other Oppenheimer funds; President and

                    Director of Oppenheimer Acquisition
                    Corp. ("OAC") (the Manager's parent
                    holding company) and of Oppenheimer
                    Partnership Holdings, Inc. (holding
                    company subsidiary of the Manager)
                    (since July 2001); Director of
                    OppenheimerFunds Distributor, Inc.
                    (subsidiary of the Manager) (since
                    November 2001); Chairman and Director of
                    Shareholder Services, Inc. and of
                    Shareholder Financial Services, Inc.
                    (transfer agent subsidiaries of the
                    Manager) (since July 2001); President
                    and Director of OppenheimerFunds Legacy
                    Program (charitable trust program
                    established by the Manager) (since July
                    2001); Director of the following
                    investment advisory subsidiaries of the
                    Manager: OFI Institutional Asset
                    Management, Inc., Centennial Asset
                    Management Corporation, Trinity
                    Investment Management Corporation and
                    Tremont Capital Management, Inc. (since
                    November 2001), HarbourView Asset
                    Management Corporation and OFI Private
                    Investments, Inc. (since July 2001);
                    President (since November 1, 2001) and
                    Director (since July 2001) of
                    Oppenheimer Real Asset Management, Inc.;
                    Executive Vice President of
                    Massachusetts Mutual Life Insurance
                    Company (OAC's parent company) (since
                    February 1997); Director of DLB
                    Acquisition Corporation (holding company
                    parent of Babson Capital Management LLC)
                    (since June 1995); Member of the
                    Investment Company Institute's Board of
                    Governors (since October 3, 2003); Chief
                    Operating Officer of the Manager
                    (September 2000-June 2001); President
                    and Trustee of MML Series Investment
                    Fund and MassMutual Select Funds
                    (open-end investment companies)
                    (November 1999-November 2001); Director
                    of C.M. Life Insurance Company
                    (September 1999-August 2000); President,
                    Chief Executive Officer and Director of
                    MML Bay State Life Insurance Company
                    (September 1999-August 2000); Director
                    of Emerald Isle Bancorp and Hibernia
                    Savings Bank (wholly-owned subsidiary of
                    Emerald Isle Bancorp) (June 1989-June
                    1998). Oversees 87 portfolios as a
                    Trustee or Director and officer in the
                    OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The addresses of the officers in the chart below are as follows: for
Messrs. Fielding, Loughran, Cottier,Willis, Gillespie and Zack and Ms.
Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York
10281-1008, for Messrs. Petersen, Szilagyi, Vandehey,  and Wixted and Ms.
Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                             Other Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund, Length of
Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald H. Fielding,     Senior Vice  President of the Manager  since  January  1996;
Vice President and      Chairman of the  Rochester  Division  of the  Manager  since
Portfolio Manager       January   1996.   An  officer  of  18   portfolios   in  the
since 1999              OppenheimerFunds complex.
Age: 57

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Daniel G. Loughran,     Vice  President of the Manager  since April 2001. An officer
Vice President since    of 18 portfolios in the OppenheimerFunds complex.
2005 and Portfolio
Manager since 1999
Age: 42

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Scott Cottier, Vice     Vice President of the Manager since 2002;  portfolio manager
President since 2005    and trader at Victory  Capital  Management  (1999-2002);  an
and Portfolio Manager   officer of 18 portfolios in the OppenheimerFunds complex.
since 2005
Age: 34

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Troy Willis, Vice       Associate  Portfolio  Manager  of the  Manager  since  2003;
President since 2005    corporate  attorney for Southern Resource Group (1999-2003);
and Portfolio Manager   an officer of 18 portfolios in the OppenheimerFunds complex.
since 2005
Age: 33

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice  President and Chief  Compliance  Officer of the
Vice President and      Manager    (since   March   2004);    Vice    President   of
Chief Compliance        OppenheimerFunds   Distributor,   Inc.,   Centennial   Asset
Officer since 2004      Management   Corporation  and  Shareholder  Services,   Inc.
Age: 56                 (since June 1983).  Former Vice  President  and  Director of
                        Internal  Audit  of the  Manager  (1997-February  2004).  An
                        officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer of the Manager  (since
Treasurer and           March 1999);  Treasurer of the following:  HarbourView Asset
Principal Financial &   Management  Corporation,   Shareholder  Financial  Services,
Accounting Officer      Inc.,  Shareholder  Services,  Inc.,  Oppenheimer Real Asset
since 1999              Management   Corporation,    and   Oppenheimer   Partnership
Age: 46                 Holdings,  Inc. (since March 1999), OFI Private Investments,
                        Inc.  (since  March  2000),  OppenheimerFunds  International
                        Ltd.  (since  May  2000),  OppenheimerFunds  plc  (since May
                        2000),  OFI  Institutional  Asset  Management,  Inc.  (since
                        November   2000),   and   OppenheimerFunds   Legacy  Program
                        (charitable  trust  program   established  by  the  Manager)
                        (since June 2003);  Treasurer and Chief Financial Officer of
                        OFI Trust Company (trust company  subsidiary of the Manager)
                        (since May 2000); Assistant Treasurer of the following:  OAC
                        (since March  1999),Centennial  Asset Management Corporation
                        (March  1999-October  2003)  and   OppenheimerFunds   Legacy
                        Program  (April   2000-June   2003);   Principal  and  Chief
                        Operating  Officer  of  Bankers  Trust  Company-Mutual  Fund
                        Services  Division (March 1995-March 1999). An officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,         Assistant Vice President of the Manager (since August
Assistant Treasurer     2002); Manager/Financial Product Accounting of the Manager

since 2004              (November 1998-July 2002). An officer of 91 portfolios in
Age: 36                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian C. Szilagyi,      Assistant  Vice  President of the Manager (since July 2004);
Assistant Treasurer     Director of  Financial  Reporting  and  Compliance  of First
since 2005              Data  Corporation   (April   2003-July  2004);   Manager  of
Age: 36                 Compliance  of Berger  Financial  Group LLC (May  2001-March
                        2003);  Director of Mutual Fund  Operations at American Data
                        Services,  Inc.  (September 2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager;  General  Counsel
Age: 58                 and  Director  of the  Distributor  (since  December  2001);
                        General Counsel of Centennial Asset  Management  Corporation
                        (since  December  2001);  Senior Vice  President and General
                        Counsel of HarbourView Asset Management  Corporation  (since
                        December 2001);  Secretary and General Counsel of OAC (since
                        November 2001);  Assistant  Secretary (since September 1997)
                        and  Director  (since  November  2001)  of  OppenheimerFunds
                        International Ltd. and OppenheimerFunds  plc; Vice President
                        and  Director  of  Oppenheimer  Partnership  Holdings,  Inc.
                        (since  December 2002);  Director of Oppenheimer  Real Asset
                        Management,   Inc.  (since   November  2001);   Senior  Vice
                        President,  General  Counsel  and  Director  of  Shareholder
                        Financial  Services,  Inc. and  Shareholder  Services,  Inc.
                        (since  December  2001);  Senior  Vice  President,   General
                        Counsel and  Director of OFI Private  Investments,  Inc. and
                        OFI Trust Company (since November  2001);  Vice President of
                        OppenheimerFunds  Legacy Program  (since June 2003);  Senior
                        Vice  President  and  General  Counsel of OFI  Institutional
                        Asset  Management,  Inc. (since November 2001);  Director of
                        OppenheimerFunds   (Asia)  Limited  (since  December  2003);
                        Senior  Vice  President  (May  1985-December  2003),  Acting
                        General Counsel (November  2001-February 2002) and Associate
                        General  Counsel  (May  1981-October  2001) of the  Manager;
                        Assistant Secretary of the following:  Shareholder Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001),   and
                        OppenheimerFunds      International     Ltd.      (September
                        1997-November  2001).  An  officer of 91  portfolios  in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 40                 October  2003) of the  Distributor;  Assistant  Secretary of

                        Centennial  Asset  Management   Corporation  (since  October
                        2003);   Vice   President   and   Assistant   Secretary   of
                        Shareholder   Services,   Inc.   (since   1999);   Assistant
                        Secretary   of    OppenheimerFunds    Legacy   Program   and
                        Shareholder Financial Services,  Inc. (since December 2001);
                        Assistant  Counsel  of  the  Manager  (August   1994-October
                        2003). An officer of 917 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and Associate  Counsel of the Manager (since
Assistant Secretary     May 2004);  First Vice President  (April  2001-April  2004),
since 2004              Associate  General  Counsel   (December   2000-April  2004),
Age:  38                Corporate   Vice  President   (May   1999-April   2001)  and
                        Assistant  General Counsel (May  1999-December  2000) of UBS
                        Financial    Services    Inc.     (formerly,     PaineWebber
                        Incorporated).   An   officer  of  91   portfolios   in  the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior  Vice  President  and Deputy  General  Counsel of the
Assistant Secretary     Manager  (since  September  2004);  Mr.  Gillespie  held the
since 2004              following positions at Merrill Lynch Investment  Management:
Age: 42                 First  Vice  President   (2001-September   2004);   Director
                        (2000-September  2004) and Vice  President  (1998-2000).  An
                        officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|                 Remuneration of the Officers and Trustees. The
officers and the interested Trustee of the Fund, who are affiliated with the
Manager, receive no salary or fee from the Fund. The Independent Trustees'
compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended July 31, 2006.  The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for  serving as a Trustee and member of a committee (if applicable) of the Boards of the
Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

------------------------------------------------------------------------------------

 Name and Other Fund      Aggregate      Retirement     Estimated        Total
                                          Benefits        Annual      Compensation
                         Compensation    Accrued as      Benefits    From the Fund
Position(s)                From the     Part of Fund       Upon         and Fund
(as applicable)            Fund(1)        Expenses    Retirement(2)     Complex

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

                         Fiscal year ended July 31,                    Year ended
                                                                      December 31,
                                    2006                                  2005

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Clayton K. Yeutter        $2,496(3)        $1,825        $103,146         None
Chairman of the Board

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Galli             $1,495         $1,009         $9,646        $61,936
Regulatory & Oversight
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Robert G. Galli
Regulatory & Oversight      $1,858         $5,629      $107,096(4)    $264,812(5)
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mary F. Miller(8)
Audit Committee Member
and Proxy Committee       $2,166(6)        $2,938        $42,876        $150,760
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Mary F. Miller
Audit Committee Member
and Proxy Committee         $1,534         $1,515        $11,216        $103,254
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joel W. Motley
Audit Committee Member
and Governance            $2,166(7)        $1,288        $27,099        $150,760
Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Edward V. Regan(11)         $1,926        None(8)        $91,953        $134,080

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Russell S. Reynolds,        $1,582         $3,095        $72,817        $108,593
Jr.
Proxy Committee
Chairman and
Governance Committee
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Joseph M. Wikler(9)       $1,326(10)       $4,953        $26,401      $60,386(11)
Audit Committee Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Peter I. Wold (9)
Governance Committee        $1,326         $2,954        $25,454      $60,386(12)
Member

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Peter I. Wold (13)
Governance Committee        $1,236          $866       $49,899(14)    $159,354(15)
Member

------------------------------------------------------------------------------------
1....."Aggregate   Compensation  From  the  Fund"  includes  fees  and  deferred compensation, if any.

     2. "Estimated  Annual  Retirement  Benefits Upon  Retirement" is based on a straight  life payment plan  election  with the  assumption  that a Trustee will retire at the age of 75 and is  eligible  (after 7 years of  service) to receive retirement  plan  benefits  with  respect to certain  Board I Funds as described below under "Retirement Plan for Trustees."

     3. Includes $624  deferred by Mr.  Yeutter under the Deferred  Compensation
Plan described below.

     4. Includes $49,811 estimated  benefits to be paid to Mr. Galli for serving as a trustee  or  director  of 10 other  Oppenheimer  funds that are not Board I
Funds.

     5.  Includes  $135,500 paid to Mr. Galli for serving as trustee or director of 10 other Oppenheimer funds (at December 31, 2005) that are not Board I Funds.

     6.  Includes  $2,166   deferred  by  Mr.   Griffiths  under  the  "Deferred
Compensation Plan" described below.

     7. Includes  $866  deferred by Mr. Motley under the "Deferred  Compensation
Plan" described below.

     8. Due to actuarial considerations,  no additional retirement benefits were accrued with respect to Mr. Randall.

     9. Mr. Wikler and Mr. Wold were elected as Board members of 23 of the Board
I Funds,  including  the Fund as of August  17,  2005.  They had served as Board members of 11 other Board I Funds, including the Fund prior to that date.

     10.  Includes $627 deferred by Mr. Wikler under the "Deferred  Compensation
"Plan" described below.

     11.  Included  $23,500  paid to Mr.  Wikler for  serving  as a director  or trustee of one other  Oppenheimer  fund (at  December  31,  2005) that was not a
Board I Fund.

     12. Included  $23,500 paid to Mr. Wold for serving as a director or trustee of one other  Oppenheimer  fund (at  December  31,  2005) that was not a Board I
Fund.

     13. Mr.  Wruble  was  appointed  as Trustee of the Board I Funds  effective
October 10, 2005.

     14.  Estimated  benefits to be paid to Mr. Wruble for serving as a director or  trustee  of 10  other  Oppenheimer  funds  that are not  Board I Funds.  Mr.
Wruble's  service  as a  director  or  trustee of such funds will not be counted towards the fulfillment of his eligibility  requirements  for payments under the
Board I retirement plan, described below.

     15.  Includes  $135,500  paid to Mr.  Wruble for  serving as a director  or trustee of 10 other  Oppenheimer funds (at December 31, 2005) that are not Board
I Funds.

     Retirement  Plan  for  Trustees.  Certain  Board I  Funds  have  adopted  a retirement  plan that  provides  for payments to retired  Independent  Trustees.
Payments are up to 80% of the average  compensation paid during a Trustee's five years of service in which the highest  compensation was received. A Trustee must serve as  director  or trustee  for any of the Board I Funds for at least  seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit.  The amount of retirement benefits
a  Trustee  will  receive  depends  on  the  amount  of  the  Trustee's   future
compensation, including future compensation and the length of his or her service on the Board.

     |X|  Deferred  Compensation  Plan.  The  Board of  Trustees  has  adopted a
Deferred  Compensation Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan is determined based upon the amount of compensation deferred and the performance of the selected funds.

     Deferral  of  Trustees'  fees under the plan will not  materially  affect a fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the  services  of any Trustee or to pay any  particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC, a fund may invest in the funds  selected by the Trustee under the plan without  shareholder approval  for the  limited  purpose of  determining  the value of the  Trustee's deferred compensation account.

     |X| Major  Shareholders.  As of  September  1,  2006,  the only  persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

     MLPF&S for the sole benefit of its  customers,  Attn.  Fund  ADMN/#XXX,
4800 Deer Lake Drive East Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
819,852.047  Class B shares (5.32% of the Class B shares then  outstanding)  for the benefit of its customers.

     CITIGROUP Global Mkts Inc. ATTN Cindy Tempesta 7th Fl 333 West 34th Street,
New York NY 1000-2483,  which owned  1,136,216.901  Class B shares (7.37% of the
Class B shares then outstanding) for the benefit of its customers.

     MLPF&S for the sole benefit of its  customers,  Attn.  Fund  ADMN/#XXX,
4800 Deer Lake Drive East Floor 3,  Jacksonville,  FL  32246-6484,  which  owned
2,509,808.865 Class C shares (14.01% of the Class C shares then outstanding) for the benefit of its customers.

     CITIGROUP Global Mkts Inc. ATTN Cindy Tempesta 7th Fl 333 West 34th Street,
New York NY 1000-2483,  which owned  1,556,376.621  Class C shares (8.68% of the
Class C shares then outstanding) for the benefit of its customers.

     The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

     |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a Code of Ethics.  It is designed to detect and prevent  improper  personal  trading by certain employees,  including portfolio managers that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with  knowledge of the  investments  and  investment  intentions of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit  personnel subject to the Code to invest in securities,  including  securities  that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance  with the Code of Ethics is carefully  monitored  and enforced by the
Manager.

     The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public  Reference  Room in Washington,  D.C. You can obtain  information about the hours of operation of the Public  Reference  Room by calling  the SEC at  1.202.942.8090.  The Code of
Ethics can also be viewed as part of the Fund's  registration  statement  on the
SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained,  after paying a duplicating  fee, by electronic  request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

     Portfolio  Proxy  Voting.  The  Fund has  adopted  Portfolio  Proxy  Voting
Policies  and  Procedures  under  which  the  Fund  votes  proxies  relating  to
securities   ("portfolio   proxies")  held  by  the  Fund.  The  Fund's  primary
consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders.  The Fund has retained an unaffiliated  third-party as its agent to vote portfolio  proxies in accordance  with the Fund's  Portfolio Proxy
Voting  Guidelines and to maintain  records of such portfolio proxy voting.  The
Portfolio  Proxy Voting  Policies and Procedures  include  provisions to address conflicts  of  interest  that may arise  between the Fund and the Manager or the
Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example,  where the Manager or an affiliate of the Manager manages or administers  the  assets of a pension  plan or other  investment  account of the portfolio company  soliciting the proxy or seeks to serve in that capacity.  The
Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding  portfolio proxy
voting   decisions.   Additionally,   the  Manager  employs  the  following  two
procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed  in the  Guidelines,  the  Manager  will vote the  portfolio  proxy in accordance with the Guidelines,  provided that they do not provide discretion to the  Manager  on how to vote on the  matter;  and  (2) if such  proposal  is not specifically addressed in the Guidelines or the Guidelines provide discretion to the  Manager  on how to vote,  the  Manager  will  vote in  accordance  with the third-party proxy voting agent's general recommended  guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting  agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an  independent  fiduciary  to advise the Manager on how to vote the proposal or may abstain  from voting.  The  Guidelines'  provisions  with respect to certain routine and non-routine proxy proposals are summarized below:

     o The  Fund  generally  votes  with  the  recommendation  of  the  issuer's management  on  routine  matters,  including  ratification  of  the  independent registered public accounting firm, unless circumstances indicate otherwise.

     o The Fund  evaluates  nominees for director  nominated by  management on a case-by-case basis, examining the following factors,  among others:  Composition of the board and key board committees,  attendance at board meetings,  corporate governance  provisions and takeover activity,  long-term company performance and the nominee's investment in the company.

     o In general,  the Fund opposes  anti-takeover  proposals  and supports the elimination,  or the  ability of  shareholders  to vote on the  preservation  or elimination, of anti-takeover proposals, absent unusual circumstances.

     o The Fund supports  shareholder  proposals to reduce a super-majority vote requirement,  and opposes  management  proposals  to add a  super-majority  vote requirement.

     o The  Fund  opposes  proposals  to  classify  the  board of  directors  or trustees.

     o The Fund supports proposals to eliminate cumulative voting.

     o  The  Fund  opposes  re-pricing  of  stock  options  without  shareholder approval.

     o The Fund generally  considers  executive  compensation  questions such as stock option plans and bonus plans to be ordinary  business  activity.  The Fund analyzes  stock option  plans,  paying  particular  attention to their  dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

     The Fund is  required to file Form N-PX,  with its  complete  proxy  voting record  for the 12 months  ended June 30th,  no later than  August  31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

     |X| The Investment  Advisory  Agreement.  The Manager  provides  investment advisory  and  management  services  to the Fund  under an  investment  advisory agreement  between the Manager and the Fund. The Manager selects  securities for the  Fund's  portfolio  and  handles  its day-to day  business.  That  agreement requires the Manager,  at its expense,  to provide the Fund with adequate office space,  facilities  and  equipment.  It also requires the Manager to provide and supervise the activities of all  administrative  and clerical personnel required
to   provide   effective   corporate   administration   for  the   Fund.   Those
responsibilities include the compilation and maintenance of records with respect to the Fund's operations,  the preparation and filing of specified reports,  and the  composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

     The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the  Fund.  The major  categories  relate to  interest,  taxes,  fees to
Independent  Trustees,  legal and audit  expenses,  custodian and transfer agent expenses,  share  issuance  costs,  certain  printing  and  registration  costs, brokerage commissions,  and non-recurring  expenses,  including litigation cost.
The management  fees paid by the Fund to the Manager are calculated at the rates described  in the  Prospectus,  which are applied to the assets of the Fund as a whole.  The fees are  allocated  to each class of shares based upon the relative proportion of the Fund's net assets  represented  by that class.  The management fees paid by the Fund to the  Manager  during  its last three  fiscal  years are listed below.

      Fiscal Year       Management
      Ended 7/31        Fees paid to
                        OppenheimerFunds,Inc.
--------------------------------------------------------
--------------------------------------------------------

         2004            $2,465,343

--------------------------------------------------------
--------------------------------------------------------

         2005            $3,034,961

--------------------------------------------------------
--------------------------------------------------------

         2006            $4,276,821

--------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Daniel G. Loughran, Scott
Cottier, Troy Willis, Mark DeMitry, Marcus Franz and Michael Camarella (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

        Other Accounts Managed.  In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry,
Franz and Camarella also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of July 31, 2006.  No account has a performance-based advisory fee:

   Portfolio     Registered  Total     Other      Total      Other   Total
                             Assets               Assets in
                             in                   Other
                             RegisteredPooled     Pooled               Assets
                 Investment  InvestmentInvestment Investment         in Other
                 Companies   Companies Vehicles   Vehicles   AccountsAccounts

   Manager        Managed    Managed(1) Managed   Managed(1) Managed Managed(2)

   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Ronald H.        13     $25,254.30     None       None     None      None

   Fielding
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Daniel G.        13     $25,254.30     None       None     None      None

   Loughran
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Scott Cottier    13     $25,254.30     None       None     None      None

   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Troy Willis      13     $25,254.30     None       None     None      None

   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Marcus Franz     13     $25,254.30     None       None     None      None

   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Mark DeMitry     13     $25,254.30     None       None     None      None

   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

   Michael          13     $25,254.30     None       None     None      None
   Camarella

   ==============

   1.  In millions.

   2.  Does not include personal accounts of portfolio managers and their families, are subject to the Code of Ethics.

     As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the
Portfolio Managers may need to allocate investment opportunities between the
Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or they may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
July 31, 2006, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

           The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the Fund is Lipper - Pennsylvania Municipal Debt Funds.  Other
factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio
Managers.  The compensation structure of the other funds managed by the
Portfolio Managers is the same as the compensation structure of the Fund, described above.

     Ownership of Fund Shares.  As of July 31, 2006, the Portfolio Managers
did not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including, "affiliated" brokers as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund.  The commissions paid to those brokers may be higher than another qualified broker would charge; if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.  The Manager's portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution capability of the broker or dealer. The
Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices (i.e., without commissions). The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf.
Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.  Therefore, the Fund generally does not incur substantial brokerage costs. On occasion, however, the Manager may determine that a better price or execution may be obtained by using the services of a broker on an agency basis.  In that situation, the Fund would incur a brokerage commission.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the funds managed by the Manager or its affiliates. The transactions under those combined orders are generally allocated on a pro rata basis based on the funds' respective net asset sizes and other factors, including the funds'
cash flow requirements, investment policies and guidelines and capacity.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii), the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broaden  the  scope and supplement  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration  and helps the Manager to obtain market  information  for the  valuation of securities  that are either held in the  Fund's  portfolio  or are being  considered  for  purchase.  The
Manager  provides  information  to the Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's representation that the amount of such  commissions  was reasonably  related to the value or benefit of such services.

During the fiscal years ended July 31, 2004, 2005 and 2006, the Fund paid no brokerage commissions.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.  The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below:

 ------------------------------------------------------------------------------

                        Class A
 Fiscal   Aggregate     Front-End    Concessions    Concessions  Concessions
 Year     Front-End     Sales        on Class A     on Class B   on Class C
 Ended    Sales         Charges      Shares         Shares       Shares
 7/31:    Charges on    Retained by  Advanced by    Advanced by  Advanced by
          Class A       Distributor(1Distributor(2) Distributor(2Distributor(2)
          Shares
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2004    $1,552,600     $285,333      $56,886      $1,054,726    $195,943
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2005    $3,260,915     $538,933      $93,658      $1,109,526    $479,669
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   2006    $5,112,325     $845,762      $135,293     $1,043,784    $888,524

 ------------------------------------------------------------------------------
   1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
   2. The   Distributor    advances    concession    payments   to   financial
      intermediaries  for  certain  sales of Class A shares  and for  sales of
      Class B and Class C shares from its own resources at the time of sale.

 ------------------------------------------------------------------------------

             Class A Contingent   Class B Contingent    Class C Contingent
 Fiscal      Deferred Sales       Deferred Sales        Deferred Sales
 Year  Ended Charges Retained by  Charges Retained by   Charges Retained by
 7/31:       Distributor          Distributor           Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2004            $2,555              $425,206               $18,275
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2005            $4,305              $276,297               $16,742
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

    2006            $9,524              $383,285               $56,182

 ------------------------------------------------------------------------------

      Distribution and Service Plans.  The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

      Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so.
The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class
A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended July 31, 2006 payments under the Class A plan totaled $703,170 all of which all was paid by the Distributor to recipients, and included $18,960 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to
Class A shares for any fiscal year may not be recovered in subsequent years.
The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      Class B and Class C Distribution and Service Plan Fees. Under each plan, distribution and service plan fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 0.90% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

During a calendar year, the Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the
Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the
Fund. If those categories of expenses exceed the capped amount, the
Distributor bears the excess costs. If the Class B or Class C plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

 -------------------------------------------------------------------------------
    Distribution and Service Fees Paid to the Distributor in the Fiscal Year

                                 Ended 7/31/06

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:      Total Payments  Amount Retained  Distributor's    Distributor's
                                              Aggregate        Unreimbursed
                                              Unreimbursed     Expenses as %
                                              Expenses Under   of Net Assets
             Under Plan      by Distributor   Plan             of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class B        $1043,784     $1,738,069(1)      $5,089,067         2.59%

 Plan
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class C        $888,524      $1,566,330(2)      $2,691,282         1.22%

 Plan
 -------------------------------------------------------------------------------

1.    Includes $7,539 paid to an affiliate of the Distributor's parent company.
2.    Includes $27,867 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears.  The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Yields.  The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

      |_| Standardized Yield.  The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated thirty day period.  It is not based on actual distributions paid by the Fund to shareholders in the thirty day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period.  It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

------------------------------------------------------------------------------
                        a-b     6
Standardized yield = 2[----- +1) -1]
                        cd
------------------------------------------------------------------------------
      The symbols above represent the following factors:
      a =  dividends and interest earned during the thirty (30) day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the thirty (30) day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods.  The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.  Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

      Dividend Yield.  The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

            Dividend Yield = dividends paid x 12/maximum offering price
(payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      |_| Tax-Equivalent Yield.  The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield.  It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate.  Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate.  The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated.  Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).

---------------------------------------------------------------------------------

             The Fund's Yields for the 30-Day Periods Ended 7/31/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                           Tax-Equivalent Yield
               Standardized Yield      Dividend Yield        (37.00% Combined
                                                           Federal/Pennsylvania
                                                               Tax Bracket)
Class of
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
             Without    After       Without    After      Without     After
             Sales      Sales       Sales      Sales      Sales       Sales
             Charge     Charge      Charge     Charge     Charge      Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A           4.54%       4.32%      4.91%      4.67%       7.20%      6.85%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B           3.77%         N/A      4.20%        N/A       5.98%        N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C           3.77%         N/A      4.20%        N/A       5.98%        N/A

---------------------------------------------------------------------------------

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period.

      |_| Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
     l/n
(ERV)
(---) - 1 = Average Annual Total Return
( P )
------------------------------------------------------------------------------

|_|   Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

      1/n
(ATV )
(---D) - 1=  Average Annual Total Return (After Taxes on Distributions)
(  P )

     |_|  Average  Annual  Total  Return  (After  Taxes  on  Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)"  of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Fund  during the  specified  period and the  effect of  capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund distributions,  but not on the redemption of
Fund shares, according to the following formula:
       1/n
(ATV  )
(---DR) - 1=  Average Annual Total Return (After Taxes on Distributions and Redemptions)
( P   )

      |_| Cumulative Total Return.  The "cumulative total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:
------------------------------------------------------------------------------
ERV - P
------- = Total Return
   P
------------------------------------------------------------------------------

      |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares
(without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 7/31/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          Cumulative Total              Average Annual Total Returns
             Returns (10
               years)

Class of
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                  1-Year           5-Years          10-Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without   After    Without After   Without
          Sales    Sales    Sales    Sales     Sales    Sales   Sales   Sales
           Charge   Charge   Charge   Charge    Charge  Charge  Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A   76.82%(1)85.62%(1) -0.74%    4.21%    7.06%    8.11%  5.86%(1)6.38%(1)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B   77.58%(2)77.58%(2) -1.55%    3.41%    6.98%    7.29%  5.91%(2)5.91%(2)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C   71.99%(3)71.99%(3) 2.42%     3.41%    7.27%    7.27%  5.57%(3)5.57%(3)

---------------------------------------------------------------------------------
(1)   Inception of Class A:   9/18/89
(2)   Inception of Class B:   5/3/93
(3)   Inception of Class C:   8/29/95

 -------------------------------------------------------------------------------
         Average Annual Total Returns for Class A Shares (After Taxes)

                         For the Periods Ended 7/31/06

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

                                   1-Year           5-Year         10 Years
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 After Taxes on Distributions      -0.74%           7.06%            5.86%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 After Taxes on Distributions

 and Redemption of Fund Shares      1.18%           6.88%            5.81%

 -------------------------------------------------------------------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper").
Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in their specialized market sectors. The Fund is ranked among the municipal single state long category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
 Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
 Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
 performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
 receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
 Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |_|  Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Main Street Small Cap Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer MidCap Fund
Oppenheimer Balanced Fund                 Oppenheimer New Jersey Municipal Fund
Oppenheimer Core Bond Fund                Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer Principal Protected Main

Oppenheimer California Municipal Fund     Street Fund

                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Appreciation Fund     Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund           Street Fund III
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer Quest Capital Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Dividend Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Real Estate Fund
                                          Oppenheimer Rochester Massachusetts
Oppenheimer Emerging Technologies Fund    Municipal Fund
                                          Oppenheimer Rochester Michigan
Oppenheimer Enterprise Fund               Municipal Fund
                                          Oppenheimer Rochester National
Oppenheimer Equity Fund, Inc.             Municipals
                                          Oppenheimer Rochester Ohio Municipal

Oppenheimer Global Fund                   Fund

                                          Oppenheimer Rochester Virginia
Oppenheimer Global Opportunities Fund     Municipal Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Select Value Fund
Oppenheimer Growth Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund               Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Bond Fund       Oppenheimer Strategic Income Fund
Oppenheimer International Diversified
Fund                                      Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer International Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer International Value Fund      Rochester Fund Municipals
Oppenheimer Limited Term California
Municipal Fund                            Oppenheimer Portfolio Series:
Oppenheimer Limited-Term Government Fund     Active Allocation Fund
Oppenheimer Limited Term Municipal Fund      Aggressive Investor Fund
Oppenheimer Main Street Fund                 Conservative Investor Fund
Oppenheimer Main Street Opportunity Fund     Moderate Investor Fund

And the following money market funds:

Oppenheimer Cash Reserves

Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
Centennial Government Trust               Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchase of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period.  The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.
Class A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash
Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase a specified value of Class A, Class B and Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the
"Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the
Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to
5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
$50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

The Distributor will not accept a purchase order of more than $100,000 for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of classes of shares.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in  September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
      programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on
NASDAQ(R), as applicable, as determined by a pricing service approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R)on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this SAI.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial California Tax Exempt      Centennial New York Tax Exempt
      Trust                                 Trust
      Centennial Government Trust           Centennial Tax Exempt Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:

      Limited Term New York Municipal Fund   Oppenheimer Principal Protected Main
                                             Street Fund II

      Oppenheimer AMT-Free Municipals        Oppenheimer Pennsylvania Municipal
                                             Fund

      Oppenheimer AMT-Free New York          Oppenheimer Rochester National
      Municipals                             Municipals
      Oppenheimer California Municipal Fund  Oppenheimer Senior Floating Rate Fund
      Oppenheimer International Value Fund   Rochester Fund Municipals
      Oppenheimer Limited Term California    Oppenheimer Rochester Massachusetts
      Municipal Fund                         Municipal Fund
      Oppenheimer Limited Term Municipal     Oppenheimer Rochester Michigan
      Fund                                   Municipal Fund
      Oppenheimer Money Market Fund, Inc.    Oppenheimer Rochester Ohio Municipal

                                             Fund

      Oppenheimer New Jersey Municipal Fund  Oppenheimer Rochester Virginia
                                             Municipal Fund

      The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund     Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Balanced Fund                Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Capital Income Fund          Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Cash Reserves                Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Rochester Massachusetts
                                            Municipal Fund
   Oppenheimer Dividend Growth Fund         Oppenheimer Rochester Michigan Municipal
                                            Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Rochester National Municipals
   Oppenheimer Limited Term California      Oppenheimer Rochester Ohio Municipal Fund
   Municipal Fund
   Oppenheimer Limited Term Municipal Fund  Oppenheimer Rochester Virginia Municipal

                                            Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
   o  Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund, Inc. or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.

o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds into which you may exchange shares.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of the same class of any of the
      Oppenheimer funds into which you may exchange shares.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of the same class of any of the
      Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund II
      until after the expiration of the warranty period (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of the same class of any of the
      Oppenheimer funds into which you may exchange shares. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street Fund
      III until after the expiration of the warranty period (12/16/2011).
o     Class A, Class B and Class C shares of each of Oppenheimer Developing
      Markets Fund and Oppenheimer International Small Company Fund may be
      acquired by exchange only with a minimum initial investment of $50,000.
      An existing shareholder of each fund may make additional exchanges into that fund with as little as $50.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

         With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer
Capital Preservation Fund, The Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C  contingent deferred sales charge will be followed in determining the order in which the shares are exchanged.
Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account features that are available in the new fund (such as an
Asset Builder Plan or Automatic Withdrawal Plan) will be switched to the new fund account unless you tell the Transfer Agent not to do so.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
SAI, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this SAI is based on tax law in effect on the date of the Prospectus and this SAI. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the
Internal Revenue Code described below. Potential purchasers of shares of the
Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated  Investment  Company.  The Fund has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal  Revenue  Code  of  1986,  as  amended.  As  a  regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of capital gains over capital  losses) that it  distributed  to shareholders.

            If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions.  That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.  The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.  The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies.  The Fund might not meet those tests in a particular year.  If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders.  In such an instance, all of the
Fund's distributions from earnings and profits to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders (for taxable years beginning prior to 2011) and the dividends-received deduction for corporate shareholders.  However, distributions of income derived from tax-exempt municipal securities would no longer qualify for treatment as exempt-interest dividends.

            To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year.  The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

            The Fund also must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies , net income from qualified publicly-traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources) and certain other income.

            In addition to satisfying the requirements described above, the
Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers.  As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the outstanding voting securities of such issuer.  No more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), of two or more issuers (other than regulated investment companies) that the Fund controls and that are engaged in the same or similar trades or businesses, or of one or more qualified publicly-traded partnerships.  For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as
U.S. government securities.

            Excise Tax on Regulated Investment Companies.  Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from
November 1 of the prior year through October 31 of the current year.  If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the Fund will meet these requirements.  To meet these requirements in certain circumstances the Fund might be required to liquidate portfolio investment to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.  The distribution requirement applies to only taxable income of the Fund, and therefore, may have little effect because it is anticipated that most of the Fund's income will be tax-exempt.

            Taxation of Fund Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund
(or of another fund).  The Fund's distributions will be treated as dividends to the extent paid from the Fund's earnings and profits (as determined under the Internal Revenue Code).  Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after such tax basis is reduced to zero, will constitute capital gain to the shareholder (assuming the shares are held as a capital asset).  The
Fund's dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a distribution in shares of the
Fund or another fund will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

            Exempt-Interest Dividends.  The Fund intends to satisfy the requirements under the Internal Revenue Code during each fiscal year to pay
"exempt-interest dividends" to its shareholders.  To qualify, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets must consist of obligations described in Section 103(a) of the
Internal Revenue Code, as amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends" in a written notice sent by the
Fund to its shareholders within 60 days after the close of the Fund's taxable year will be excludable from gross income of shareholders for federal income tax purposes.  To the extent the Fund fails to qualify to pay exempt-interest dividends in any given taxable year, such dividends would be included in the gross income of shareholders for federal income tax purposes.

            The Fund will allocate interest from tax-exempt municipal
securities (as well as ordinary income, capital gains, and tax preference items discussed below) among the shares according to a method that is based on the gross income allocable to each class of shareholders during the taxable year (or under another method, if prescribed by the IRS and SEC).
The percentage of each distribution with respect to a taxable year of the
Fund that is an exempt-interest dividend will be the same, even though that percentage may differ substantially from the percentage of the Fund's income that was tax-exempt during a particular portion of the year.  This percentage normally will be designated after the close of the taxable year.

            Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued to purchase or carry shares of a regulated investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for federal income tax purposes to the extent
attributable to exempt-interest dividends.   Shareholders receiving Social
Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

            A portion of the exempt-interest dividends paid by the Fund may give rise to liability under the federal alternative minimum tax for individual or corporate shareholders.  Income on certain private activity bonds issued after August 7, 1986, while excludable from gross income for purposes of the federal income tax, is an item of "tax preference" that must be included in income for purposes of the federal alternative minimum tax for individuals and corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental entities and that benefit non-governmental entities.  The amount of any exempt-interest dividends that is attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

            In addition, corporate taxpayers are subject to the federal alternative minimum tax based in part on certain differences between taxable income as adjusted for other tax preferences and the corporation's "adjusted current earnings," which more closely reflect a corporation's economic income.  Because an exempt-interest dividend paid by the Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

            Shareholders are advised to consult their tax advisers with respect to their liability for federal alternative minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest dividends paid to a shareholder who would be treated as a "substantial user"
or "related person" under Section 147(a) of the Internal Revenue Code with respect to property financed with the proceeds of an issue of private activity bonds held by the Fund.

            Ordinary Interest Dividends.  A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:

      (1) certain  taxable  temporary  investments  (such as  certificates  of deposit,  repurchase agreements,  commercial paper and obligations of the U.s.
government, its agencies and instrumentalities);
      (2)  income from securities loans;
      (3)  income or gains from options or futures;
      (4) any net short-term capital gain; and
      (5)  any market discount accrual on tax-exempt bonds.

      Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income dividends constituting "qualified dividend income," when paid by a regulated investment company to non-corporate shareholders, may be taxable to such shareholders at long-term capital gain rates.  However, to the extent the Fund's distributions are derived from income on debt securities, they will not be qualified dividend income.  Consequently, the
Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

      State Tax Treatment. To the extent that distributions paid by the Fund are derived from interest on Pennsylvania municipal securities, qualifying obligations of the U.S. government and certain qualifying obligations of governments of U.S. territories, agencies and instrumentalities, those distributions will also be exempt from Pennsylvania personal income tax, and in the case of residents of Philadelphia, exempt from the investment income tax of the School District of Philadelphia. Distributions from the Fund attributable to income from sources other than those will generally be subject to Pennsylvania personal income tax.

      Capital Gains.  The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and properly designated as a capital gain dividend in reports sent to shareholders in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate shareholders has been reduced for taxable years beginning prior to 2011.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on the gain at the 35% corporate tax rate, and will provide to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid.  In this case, each shareholder will be required to report a pro rata share of such gain on the shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for the shareholder's shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

      Backup withholding.  The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report properly the receipt of interest or dividend income, or
(3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation).
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.  Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or a credit against a shareholder's federal income tax liability, provided the required information is timely provided to the IRS.

      Tax Effects of Redemptions of Shares.  If a shareholder redeems all or a portion of his or her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares (including tax basis arising from reinvestment of dividends).  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption  (including purchases through the reinvestment of dividends).
In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Losses realized by a shareholder on the redemption of
Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.  If a shareholder of the Fund exercises an exchange privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder recognizes on the exchange will be reduced (or the gain increased) to the extent any sales charge paid on the exchanged Fund shares reduces any charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege.  Instead, such sales charge will be treated as an amount paid for the new shares.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset.  It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.  Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or business.  Typically,  ordinary  income  dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed IRS Form W-8BEN or substitute form.  The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund.  Any tax withheld by the Fund is remitted by the
Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year, with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. withholding tax described above provided the Fund obtains a properly completed and signed IRS Form W-8ECI or substitute form.  Exempt-interest dividends as well as ordinary income dividends paid by the Fund would be included in the earnings and profits of a foreign corporation for purposes of the branch profits tax on dividend equivalent amounts.

      If a foreign person fails to provide a certification of foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares under the backup withholding provisions.  Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign person entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.  Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
 To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that und and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank, N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP served as an independent registered public accounting firm for the Fund.  KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as an independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MULTI-STATE
MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Pennsylvania Municipal Fund (one of the portfolios constituting the
Oppenheimer Multi-State Municipal Trust), including the statement of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Pennsylvania Municipal Fund as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 14, 2006

STATEMENT OF INVESTMENTS  July 31, 2006
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--100.0%
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--63.4%
$     5,000  Abington School District                                        5.125%       05/15/2026     $         5,036
------------------------------------------------------------------------------------------------------------------------
  7,375,000  Allegheny County Airport
             (Pittsburgh International Airport) 1                            5.000        01/01/2019           7,513,208
------------------------------------------------------------------------------------------------------------------------
     45,000  Allegheny County Airport
             (Pittsburgh International Airport)                              5.250        01/01/2016              45,964
------------------------------------------------------------------------------------------------------------------------
     10,000  Allegheny County COP                                            5.000        12/01/2028              10,186
------------------------------------------------------------------------------------------------------------------------
    130,000  Allegheny County HDA (Catholic Health East)                     5.375        11/15/2022             134,706
------------------------------------------------------------------------------------------------------------------------
     40,000  Allegheny County HDA (Catholic Health East)                     5.500        11/15/2032              41,446
------------------------------------------------------------------------------------------------------------------------
  3,150,000  Allegheny County HDA (Ohio Valley General Hospital)             5.125        04/01/2035           3,165,971
------------------------------------------------------------------------------------------------------------------------
     55,000  Allegheny County HDA (Pittsburgh Mercy Health System)           5.625        08/15/2026              58,205
------------------------------------------------------------------------------------------------------------------------
    570,000  Allegheny County HDA (Presbyterian University Hospital)         5.625        04/01/2027             586,604
------------------------------------------------------------------------------------------------------------------------
     25,000  Allegheny County HDA (The Covenant at South Hills) 2            7.700        02/01/2008              12,405
------------------------------------------------------------------------------------------------------------------------
     25,000  Allegheny County HDA (The Covenant at South Hills) 2            7.800        02/01/2009              12,589
------------------------------------------------------------------------------------------------------------------------
  1,535,000  Allegheny County HDA (The Covenant at South Hills) 2            8.625        02/01/2021             765,934
------------------------------------------------------------------------------------------------------------------------
    305,000  Allegheny County HDA (The Covenant at South Hills) 2            8.750        02/01/2031             152,122
------------------------------------------------------------------------------------------------------------------------
     10,000  Allegheny County HDA (UPMC Health System)                       5.000        12/15/2018              10,267
------------------------------------------------------------------------------------------------------------------------
     20,000  Allegheny County HDA (UPMC Health System)                       5.000        11/01/2023              20,406
------------------------------------------------------------------------------------------------------------------------
     20,000  Allegheny County HDA (UPMC Health System)                       5.125        07/01/2022              20,475
------------------------------------------------------------------------------------------------------------------------
  3,570,000  Allegheny County HDA
             (West Penn Allegheny Health System)                             9.250        11/15/2015           4,243,159
------------------------------------------------------------------------------------------------------------------------
  1,650,000  Allegheny County HDA
             (West Penn Allegheny Health System)                             9.250        11/15/2022           1,955,316
------------------------------------------------------------------------------------------------------------------------
 12,705,000  Allegheny County HDA
             (West Penn Allegheny Health System)                             9.250        11/15/2030          15,029,761
------------------------------------------------------------------------------------------------------------------------
  1,900,000  Allegheny County HDA RITES                                     12.502 3      11/15/2030           2,758,534
------------------------------------------------------------------------------------------------------------------------
    350,000  Allegheny County HDA RITES                                     12.502 3      11/15/2030             508,151
------------------------------------------------------------------------------------------------------------------------
    300,000  Allegheny County HEBA (Carnegie Mellon University)              5.450        03/01/2027             300,303
------------------------------------------------------------------------------------------------------------------------
  2,020,000  Allegheny County HEBA (Chatham College)                         5.750        11/15/2028           2,119,586
------------------------------------------------------------------------------------------------------------------------
  7,980,000  Allegheny County HEBA (Chatham College)                         5.750        11/15/2035           8,329,524
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Allegheny County HEBA (Chatham College)                         5.850        03/01/2022           1,050,600
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Allegheny County HEBA (Chatham College)                         5.950        03/01/2032           1,044,500
------------------------------------------------------------------------------------------------------------------------
     60,000  Allegheny County HEBA (Thiel College)                           5.375        11/15/2029              61,675
------------------------------------------------------------------------------------------------------------------------
      5,000  Allegheny County IDA (Coltec Industries)                        7.250        06/01/2008               4,960
------------------------------------------------------------------------------------------------------------------------
  1,145,000  Allegheny County IDA (Residential Resources)                    5.700        09/01/2012           1,205,330
------------------------------------------------------------------------------------------------------------------------
  4,665,000  Allegheny County IDA (Residential Resources)                    6.600        09/01/2031           5,176,564
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Allegheny County IDA
             (RR/RRSW/RRDC Obligated Group) 4                                5.000        09/01/2021           1,003,890
------------------------------------------------------------------------------------------------------------------------
  1,250,000  Allegheny County IDA
             (RR/RRSW/RRDC Obligated Group) 4                                5.100        09/01/2026           1,249,950

                  22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$ 1,250,000  Allegheny County IDA
             (RR/RRSW/RRDC Obligated Group) 4                                5.125%       09/01/2031     $     1,246,788
------------------------------------------------------------------------------------------------------------------------
     35,000  Allegheny County IDA (USX Corp.)                                5.500        12/01/2029              35,988
------------------------------------------------------------------------------------------------------------------------
    260,000  Allegheny County IDA (USX Corp.)                                5.600        09/01/2030             269,139
------------------------------------------------------------------------------------------------------------------------
    205,000  Allegheny County IDA (USX Corp.)                                6.100        01/15/2018             210,533
------------------------------------------------------------------------------------------------------------------------
     10,000  Allegheny County IDA (USX Corp.)                                6.100        07/15/2020              10,290
------------------------------------------------------------------------------------------------------------------------
  2,265,000  Allegheny County Redevel. Authority (Pittsburgh Mills)          5.100        07/01/2014           2,300,719
------------------------------------------------------------------------------------------------------------------------
 11,500,000  Allegheny County Redevel. Authority (Pittsburgh Mills)          5.600        07/01/2023          11,956,320
------------------------------------------------------------------------------------------------------------------------
    100,000  Allegheny County Redevel. Authority (Robinson Mall)             6.875        11/01/2017             106,597
------------------------------------------------------------------------------------------------------------------------
  8,000,000  Allegheny County Residential Finance Authority                  7.000        11/01/2017           8,565,520
------------------------------------------------------------------------------------------------------------------------
  1,060,000  Allegheny County Residential Finance Authority
             (Single Family)                                                 4.850        11/01/2028           1,050,661
------------------------------------------------------------------------------------------------------------------------
  1,260,000  Allegheny County Residential Finance Authority
             (Single Family)                                                 5.000        05/01/2035           1,260,391
------------------------------------------------------------------------------------------------------------------------
    450,000  Allegheny County Residential Finance Authority
             (Single Family)                                                 5.150        11/01/2016             458,663
------------------------------------------------------------------------------------------------------------------------
     30,000  Allegheny County Residential Finance Authority
             (Single Family)                                                 5.625        11/01/2023              30,017
------------------------------------------------------------------------------------------------------------------------
     30,000  Allegheny County Residential Finance Authority
             (Single Family)                                                 5.950        11/01/2024              31,216
------------------------------------------------------------------------------------------------------------------------
     60,000  Allegheny County Residential Finance Authority
             (Single Family)                                                 7.100        05/01/2024              60,077
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Allegheny County Sanitation Authority 1                         5.000        12/01/2030           1,032,700
------------------------------------------------------------------------------------------------------------------------
     10,000  Armstrong County IDA (Kittanning Care Center)                   5.375        08/20/2012              10,380
------------------------------------------------------------------------------------------------------------------------
    375,000  Beaver County IDA (J. Ray McDermott & Company)                  6.800        02/01/2009             376,388
------------------------------------------------------------------------------------------------------------------------
    150,000  Beaver County IDA (Pennsylvania Power & Light Company)          5.375        06/01/2028             155,072
------------------------------------------------------------------------------------------------------------------------
     45,000  Beaver County IDA (St. Joe Minerals Corp.)                      6.000        05/01/2007              45,064
------------------------------------------------------------------------------------------------------------------------
     35,000  Bedford County IDA (Brown Group)                                7.125        02/01/2009              35,044
------------------------------------------------------------------------------------------------------------------------
    300,000  Berks County Municipal Authority
             (RHMC/HW Obligated Group)                                       5.000        03/01/2028             303,573
------------------------------------------------------------------------------------------------------------------------
    775,000  Blair County IDA (The Village at Penn State
             Retirement Community)                                           6.050        01/01/2034             772,396
------------------------------------------------------------------------------------------------------------------------
     75,000  Blair County IDA (The Village at Penn State
             Retirement Community)                                           6.400        01/01/2012              76,643
------------------------------------------------------------------------------------------------------------------------
  4,085,000  Blair County IDA (The Village at Penn State
             Retirement Community)                                           6.900        01/01/2022           4,257,305
------------------------------------------------------------------------------------------------------------------------
  7,120,000  Blair County IDA (The Village at Penn State
             Retirement Community)                                           7.000        01/01/2034           7,403,732
------------------------------------------------------------------------------------------------------------------------
     50,000  Blair County IDA (The Village at Penn State
             Retirement Community) 2                                        10.000        01/01/2012              26,863
------------------------------------------------------------------------------------------------------------------------
  4,500,000  Bradford County IDA (International Paper Company)               5.200        12/01/2019           4,491,540
------------------------------------------------------------------------------------------------------------------------
    500,000  Brighton Township Municipal Authority                           5.100        07/15/2022             503,695

                  23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$ 3,000,000  Bucks County IDA (Ann's Choice)                                 6.125%       01/01/2025     $     3,123,870
------------------------------------------------------------------------------------------------------------------------
  3,000,000  Bucks County IDA (Ann's Choice)                                 6.250        01/01/2035           3,137,220
------------------------------------------------------------------------------------------------------------------------
     15,000  Bucks County IDA (Pennswood Village)                            5.800        10/01/2020              15,695
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Bucks County IDA (Pennswood Village)                            6.000        10/01/2027           1,054,910
------------------------------------------------------------------------------------------------------------------------
    240,000  Bucks County IDA (Pennsylvania Suburban
             Water Company)                                                  5.550        09/01/2032             251,261
------------------------------------------------------------------------------------------------------------------------
     15,000  Bucks County IDA (USX Corp.)                                    5.600        03/01/2033              15,484
------------------------------------------------------------------------------------------------------------------------
  2,000,000  Bucks County IDA RITES 1                                        8.587 3      09/01/2032           2,375,360
------------------------------------------------------------------------------------------------------------------------
     10,000  Butler County Hospital Authority
             (Butler Memorial Hospital)                                      5.250        07/01/2012              10,010
------------------------------------------------------------------------------------------------------------------------
     20,000  Butler County Hospital Authority
             (Butler Memorial Hospital)                                      5.250        07/01/2016              20,021
------------------------------------------------------------------------------------------------------------------------
    480,000  Butler County IDA (Greenview Gardens Apartments)                6.000        07/01/2023             500,659
------------------------------------------------------------------------------------------------------------------------
    880,000  Butler County IDA (Greenview Gardens Apartments)                6.250        07/01/2033             913,106
------------------------------------------------------------------------------------------------------------------------
     65,000  Cambria County GO                                               5.000        08/15/2023              66,542
------------------------------------------------------------------------------------------------------------------------
    200,000  Cambridge Area Joint Authority                                  5.250        12/01/2021             202,372
------------------------------------------------------------------------------------------------------------------------
  7,870,000  Chester County H&EFA (Chester County Hospital)                  5.875        07/01/2016           7,960,899
------------------------------------------------------------------------------------------------------------------------
    700,000  Chester County H&EFA (Chester County Hospital)                  6.750        07/01/2031             760,977
------------------------------------------------------------------------------------------------------------------------
  2,250,000  Chester County H&EFA (Devereaux Foundation)                     5.000        11/01/2031           2,279,565
------------------------------------------------------------------------------------------------------------------------
     95,000  Chester County H&EFA (Devereaux Foundation)                     6.000        11/01/2019              99,925
------------------------------------------------------------------------------------------------------------------------
     25,000  Chester County H&EFA (Immaculata College)                       5.300        10/15/2011              24,999
------------------------------------------------------------------------------------------------------------------------
     30,000  Chester County H&EFA (Immaculata College)                       5.400        10/15/2012              30,001
------------------------------------------------------------------------------------------------------------------------
     25,000  Chester County H&EFA (Immaculata College)                       5.625        10/15/2027              25,053
------------------------------------------------------------------------------------------------------------------------
     70,000  Chester County H&EFA (Jefferson Health System)                  5.375        05/15/2027              71,823
------------------------------------------------------------------------------------------------------------------------
  7,500,000  Chester County H&EFA (Jenners Pond)                             7.625        07/01/2034           8,461,200
------------------------------------------------------------------------------------------------------------------------
  2,040,000  Chester County IDA (Collegium Charter School)                   5.500        04/15/2031           2,116,724
------------------------------------------------------------------------------------------------------------------------
  1,575,000  Chester County IDA (Renaissance Academy-Edison
             Charter School)                                                 5.250        10/01/2010           1,576,922
------------------------------------------------------------------------------------------------------------------------
  1,870,000  Chester County IDA (Renaissance Academy-Edison
             Charter School)                                                 5.625        10/01/2015           1,874,993
------------------------------------------------------------------------------------------------------------------------
    800,000  Crawford County Hospital Authority
             (Wesbury United Methodist Community)                            6.125        08/15/2019             821,616
------------------------------------------------------------------------------------------------------------------------
  2,100,000  Cumberland County Municipal Authority
             (Presbyterian Homes)                                            5.000        12/01/2020           2,173,500
------------------------------------------------------------------------------------------------------------------------
  1,050,000  Cumberland County Municipal Authority
             (Presbyterian Homes)                                            5.000        12/01/2021           1,083,527
------------------------------------------------------------------------------------------------------------------------
  1,685,000  Cumberland County Municipal Authority
             (Wesley Affiliated Services)                                    7.250        01/01/2035           1,831,393
------------------------------------------------------------------------------------------------------------------------
    545,000  Delaware County Authority (CCMC)                                5.300        12/15/2020             548,532
------------------------------------------------------------------------------------------------------------------------
    120,000  Delaware County Authority
             (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)                    5.375        11/15/2023             124,212

                  24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$ 2,530,000  Delaware County Authority (Neumann College)                     6.000%       10/01/2031     $     2,636,159
------------------------------------------------------------------------------------------------------------------------
     15,000  Delaware County Hospital Authority
             (CCMC/CKHS/DCMH Obligated Group)                                5.375        12/01/2018              15,342
------------------------------------------------------------------------------------------------------------------------
     25,000  Delaware County Hospital Authority
             (CCMC/CKHS/DCMH Obligated Group)                                6.250        12/15/2022              26,784
------------------------------------------------------------------------------------------------------------------------
     25,000  Delaware County Hospital Authority
             (CCMC/CKHS/DCMH Obligated Group)                                6.250        12/15/2031              26,649
------------------------------------------------------------------------------------------------------------------------
    335,000  Delaware County Hospital Authority (DCMH)                       5.500        08/15/2019             338,735
------------------------------------------------------------------------------------------------------------------------
     10,000  Delaware County IDA (American Ref-Fuel Company)                 6.100        07/01/2013              10,404
------------------------------------------------------------------------------------------------------------------------
     25,000  Delaware County IDA (American Ref-Fuel Company)                 6.200        07/01/2019              25,643
------------------------------------------------------------------------------------------------------------------------
  2,750,000  Delaware County IDA (Aqua Pennsylvania) RITES                   6.639 3      11/01/2037           2,950,695
------------------------------------------------------------------------------------------------------------------------
  2,250,000  Delaware County IDA (Aqua Pennsylvania) RITES 1                 6.639 3      11/01/2038           2,412,855
------------------------------------------------------------------------------------------------------------------------
     30,000  Delaware County IDA (Philadelphia Suburban Water)               5.350        10/01/2031              31,175
------------------------------------------------------------------------------------------------------------------------
  5,670,000  Delaware County IDA Water Facilities (Aqua Pennsylvania)        5.000        02/01/2035           5,770,189
------------------------------------------------------------------------------------------------------------------------
  5,000,000  Delaware County IDA Water Facilities (Aqua Pennsylvania)        5.000        11/01/2036           5,094,950
------------------------------------------------------------------------------------------------------------------------
     55,000  Delaware County IDA Water Facilities (Aqua Pennsylvania)        5.000        11/01/2037              56,003
------------------------------------------------------------------------------------------------------------------------
    900,000  Delaware County IDA Water Facilities (Aqua Pennsylvania)        5.000        11/01/2038             916,281
------------------------------------------------------------------------------------------------------------------------
  2,250,000  Delaware County IDA Water Facilities (Aqua Pennsylvania)
             RITES 1                                                         6.639 3      11/01/2038           2,412,855
------------------------------------------------------------------------------------------------------------------------
     25,000  Delaware River Port Authority PA/NJ                             5.000        01/01/2026              25,351
------------------------------------------------------------------------------------------------------------------------
     50,000  Delaware River Port Authority PA/NJ                             5.400        01/01/2014              51,038
------------------------------------------------------------------------------------------------------------------------
    175,000  Delaware River Port Authority PA/NJ                             5.400        01/01/2015             178,631
------------------------------------------------------------------------------------------------------------------------
  2,000,000  Delaware River Port Authority PA/NJ                             5.400        01/01/2016           2,042,060
------------------------------------------------------------------------------------------------------------------------
  9,515,000  Delaware River Port Authority PA/NJ                             5.500        01/01/2026           9,717,860
------------------------------------------------------------------------------------------------------------------------
    250,000  Delaware River Port Authority PA/NJ                             5.500        01/01/2026             254,830
------------------------------------------------------------------------------------------------------------------------
    150,000  Doylestown Hospital Authority (Doylestown Hospital)             5.000        07/01/2023             150,084
------------------------------------------------------------------------------------------------------------------------
    255,000  Eastern York County Sewer Authority                             6.000        09/15/2016             255,349
------------------------------------------------------------------------------------------------------------------------
    270,000  Eastern York County Sewer Authority                             6.000        09/15/2019             270,319
------------------------------------------------------------------------------------------------------------------------
    170,000  Erie County Hospital Authority (St. Mary's Home of Erie)        6.000        08/15/2029             180,710
------------------------------------------------------------------------------------------------------------------------
    140,000  Erie County IDA (International Paper Company)                   5.000        11/01/2018             138,600
------------------------------------------------------------------------------------------------------------------------
  2,990,000  Erie-Western PA Port Authority                                  5.125        06/15/2016           3,046,690
------------------------------------------------------------------------------------------------------------------------
     80,000  Falls Township Hospital Authority
             (Delaware Valley Medical Center)                                7.000        08/01/2022              80,538
------------------------------------------------------------------------------------------------------------------------
     40,000  Ferndale Area School District GO                                6.750        07/15/2009              40,090
------------------------------------------------------------------------------------------------------------------------
     50,000  Geisinger Authority Health System
             (Penn State Geisinger Health System Foundation)                 5.000        08/15/2028              50,499
------------------------------------------------------------------------------------------------------------------------
     10,000  Gettysburg Municipal Authority (Gettysburg College)             5.000        08/15/2023              10,237
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Horsham, PA Industrial & Commercial Devel. Authority
             (GF/Pennsylvania Property)                                      8.375        09/01/2024           1,000,520
------------------------------------------------------------------------------------------------------------------------
     65,000  Indiana County IDA Pollution Control (PSEG Power LLC)           5.850        06/01/2027              68,315

                  25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   250,000  Jeannette Health Services Authority
             (Jeannette District Memorial Hospital)                          6.000%       11/01/2018     $       248,263
------------------------------------------------------------------------------------------------------------------------
    100,000  Lancaster County Hospital Authority
             (Masonic Homes of PA)                                           5.300        11/15/2007             100,358
------------------------------------------------------------------------------------------------------------------------
     25,000  Lancaster County Hospital Authority
             (Saint Anne's Home for the Aged)                                6.500        04/01/2015              25,023
------------------------------------------------------------------------------------------------------------------------
     40,000  Lancaster County IDA (Garden Spot Village)                      7.600        05/01/2022              45,497
------------------------------------------------------------------------------------------------------------------------
  2,300,000  Lancaster County IDA (Garden Spot Village)                      7.625        05/01/2031           2,618,067
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Langhorne Manor Boro Higher Education Authority
             (Lower Bucks Hospital)                                          7.350        07/01/2022           1,000,110
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Langhorne Manor Boro Higher Education Authority
             (Philadelphia Biblical University)                              5.200        04/01/2020             988,470
------------------------------------------------------------------------------------------------------------------------
    575,000  Langhorne Manor Boro Higher Education Authority
             (Philadelphia Biblical University)                              5.500        04/01/2025             575,150
------------------------------------------------------------------------------------------------------------------------
     35,000  Latrobe IDA (St. Vincent College)                               5.700        05/01/2031              36,384
------------------------------------------------------------------------------------------------------------------------
     55,000  Lawrence County IDA
             (Pennsylvania Power & Light Company)                            5.400        09/15/2017              55,110
------------------------------------------------------------------------------------------------------------------------
    115,000  Lawrence County IDA (Shenango Presbyterian Center)              7.000        11/15/2016             115,316
------------------------------------------------------------------------------------------------------------------------
  5,190,000  Lawrence County IDA (Shenango Presbyterian Center)              7.500        11/15/2031           5,565,964
------------------------------------------------------------------------------------------------------------------------
  1,020,000  Lehigh County GPA (Bible Fellowship Church Home)                6.000        12/15/2023           1,028,874
------------------------------------------------------------------------------------------------------------------------
  1,060,000  Lehigh County GPA (Bible Fellowship Church Home)                7.625        11/01/2021           1,169,095
------------------------------------------------------------------------------------------------------------------------
    750,000  Lehigh County GPA (Bible Fellowship Church Home)                7.750        11/01/2033             825,893
------------------------------------------------------------------------------------------------------------------------
  1,485,000  Lehigh County GPA (Kidspeace Obligated Group)                   5.800        11/01/2012           1,455,939
------------------------------------------------------------------------------------------------------------------------
  1,265,000  Lehigh County GPA (Kidspeace Obligated Group)                   5.800        11/01/2012           1,329,717
------------------------------------------------------------------------------------------------------------------------
  8,190,000  Lehigh County GPA (Kidspeace Obligated Group)                   6.000        11/01/2018           7,995,078
------------------------------------------------------------------------------------------------------------------------
  2,000,000  Lehigh County GPA (Kidspeace Obligated Group)                   6.000        11/01/2018           2,106,380
------------------------------------------------------------------------------------------------------------------------
  1,100,000  Lehigh County GPA (Kidspeace Obligated Group)                   6.000        11/01/2023           1,056,528
------------------------------------------------------------------------------------------------------------------------
  2,940,000  Lehigh County GPA (Kidspeace Obligated Group)                   6.000        11/01/2023           3,090,528
------------------------------------------------------------------------------------------------------------------------
     55,000  Lehigh County GPA (Lehigh Valley Health Network)                5.000        07/01/2028              55,739
------------------------------------------------------------------------------------------------------------------------
     20,000  Lehigh County GPA (Lehigh Valley Hospital)                      5.625        07/01/2015              20,423
------------------------------------------------------------------------------------------------------------------------
      5,000  Lehigh County GPA (St. Lukes Hospital Bethlehem)                5.375        08/15/2033               5,161
------------------------------------------------------------------------------------------------------------------------
    190,000  Lehigh County IDA (Lifepath)                                    5.850        06/01/2008             188,978
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Lehigh County IDA (Pennsylvania Power & Light Company)
             RITES 5                                                         6.165 3      02/15/2027           1,022,890
------------------------------------------------------------------------------------------------------------------------
  4,335,000  Lehigh County IDA Pollution Control RITES                       5.595 3      02/15/2027           4,401,152
------------------------------------------------------------------------------------------------------------------------
    650,000  Lehigh Northampton Airport Authority
             (Lehigh Valley International Airport)                           5.000        01/01/2021             667,264
------------------------------------------------------------------------------------------------------------------------
    750,000  Lehigh Northampton Airport Authority
             (Lehigh Valley International Airport)                           5.000        01/01/2023             767,295
------------------------------------------------------------------------------------------------------------------------
     15,000  Lewistown Boro Municipal Water Authority                        5.250        01/01/2028              15,228
------------------------------------------------------------------------------------------------------------------------
  3,160,000  Luzerne County IDA ROLs                                         8.375 3      09/01/2034           3,423,734

                  26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$    50,000  Lycoming County Hospital Authority
             (MVH/DPH Obligated Group)                                       5.250%       11/15/2015     $        50,734
------------------------------------------------------------------------------------------------------------------------
     10,000  Lycoming County Hospital Authority
             (MVH/DPH Obligated Group)                                       5.500        11/15/2022              10,185
------------------------------------------------------------------------------------------------------------------------
     20,000  Lycoming County Hospital Authority
             (WH/NCPHS Obligated Group)                                      5.250        11/15/2015              20,293
------------------------------------------------------------------------------------------------------------------------
     50,000  Lycoming County Hospital Authority
             (WH/NCPHS Obligated Group)                                      5.375        11/15/2010              50,866
------------------------------------------------------------------------------------------------------------------------
    975,000  Lycoming County Recreation Authority 1                          5.000        12/15/2027             977,330
------------------------------------------------------------------------------------------------------------------------
  2,730,000  McKean County Hospital Authority (Bradford Hospital)            5.000        10/01/2020           2,774,990
------------------------------------------------------------------------------------------------------------------------
  3,000,000  McKean County Hospital Authority (Bradford Hospital)            5.250        10/01/2030           3,073,230
------------------------------------------------------------------------------------------------------------------------
    100,000  Mifflin County Hospital Authority (Lewiston Hospital)           6.200        07/01/2030             108,793
------------------------------------------------------------------------------------------------------------------------
  8,740,000  Montgomery County HEHA (Arcadia University)                     5.000        04/01/2036           8,890,241
------------------------------------------------------------------------------------------------------------------------
  5,750,000  Montgomery County HEHA (Dickinson College)                      5.000        05/01/2031           5,935,495
------------------------------------------------------------------------------------------------------------------------
     35,000  Montgomery County HEHA
             (Holy Redeemer Health System)                                   5.250        10/01/2023              35,721
------------------------------------------------------------------------------------------------------------------------
    260,000  Montgomery County IDA
             (ACTS Retirement Life Community)                                5.250        11/15/2028             262,912
------------------------------------------------------------------------------------------------------------------------
  1,445,000  Montgomery County IDA (ACTS/BPE Obligated Group)                5.875        11/15/2022           1,478,249
------------------------------------------------------------------------------------------------------------------------
  1,750,000  Montgomery County IDA (Meadowood Corp.)                         6.250        12/01/2017           1,806,595
------------------------------------------------------------------------------------------------------------------------
     50,000  Montgomery County IDA
             (Pennsylvania-American Water Company)                           5.050        06/01/2029              50,325
------------------------------------------------------------------------------------------------------------------------
  2,500,000  Montgomery County IDA (Whitemarsh Continued Care) 1             6.250        02/01/2035           2,636,375
------------------------------------------------------------------------------------------------------------------------
  3,840,000  Montgomery County IDA (Wordsworth Academy)                      8.000        09/01/2024           3,839,616
------------------------------------------------------------------------------------------------------------------------
     15,000  Montgomery County Redevel. Authority (Pheasant Run)             5.600        01/15/2024              15,052
------------------------------------------------------------------------------------------------------------------------
    145,000  Montgomery County Redevel. Authority (Pheasant Run)             5.600        01/15/2024             145,500
------------------------------------------------------------------------------------------------------------------------
     50,000  Moon IDA (Ellis School)                                         5.650        03/01/2020              52,244
------------------------------------------------------------------------------------------------------------------------
    600,000  Myerstown Water Authority                                       5.000        11/15/2018             600,540
------------------------------------------------------------------------------------------------------------------------
    360,000  Myerstown Water Authority                                       5.100        11/15/2028             360,230
------------------------------------------------------------------------------------------------------------------------
  2,905,000  New Morgan IDA (Browning-Ferris Industries)                     6.500        04/01/2019           2,883,416
------------------------------------------------------------------------------------------------------------------------
     40,000  New Wilmington Municipal Authority
             (Westminster College)                                           5.300        03/01/2018              40,399
------------------------------------------------------------------------------------------------------------------------
     55,000  New Wilmington Municipal Authority
             (Westminster College)                                           5.350        03/01/2028              55,258
------------------------------------------------------------------------------------------------------------------------
    100,000  Northampton County Higher Education Authority
             (Lafayette College)                                             5.000        11/01/2027             100,943
------------------------------------------------------------------------------------------------------------------------
    170,000  Northampton County IDA (Moravian Hall Square)                   5.350        07/01/2010             170,177
------------------------------------------------------------------------------------------------------------------------
     40,000  Northampton County IDA (Moravian Hall Square)                   5.700        07/01/2020              40,051
------------------------------------------------------------------------------------------------------------------------
    470,000  Northeastern PA Hospital & Education Authority
             (Wilkes University)                                             5.625        10/01/2018             471,081
------------------------------------------------------------------------------------------------------------------------
     20,000  Northeastern PA Hospital & Education Authority
             (Wilkes University)                                             5.625        10/01/2018              20,056

                  27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   100,000  Northeastern PA Hospital & Education Authority
             (WVHCS)                                                         5.250%       01/01/2026     $       102,247
------------------------------------------------------------------------------------------------------------------------
    830,000  Northumberland County IDA (Aqua Pennsylvania)                   5.050        10/01/2039             845,455
------------------------------------------------------------------------------------------------------------------------
    665,000  Northumberland County IDA (NHS Youth Services)                  5.500        02/15/2033             690,436
------------------------------------------------------------------------------------------------------------------------
  1,845,000  Northumberland County IDA (NHS Youth Services)                  7.500        02/15/2029           1,903,099
------------------------------------------------------------------------------------------------------------------------
  3,905,000  Northumberland County IDA (NHS Youth Services) 1                7.750        02/15/2029           4,077,952
------------------------------------------------------------------------------------------------------------------------
 10,000,000  PA EDFA (30th Street Garage) 1                                  5.875        06/01/2033          10,664,000
------------------------------------------------------------------------------------------------------------------------
     50,000  PA EDFA (Amtrak)                                                6.000        11/01/2011              52,527
------------------------------------------------------------------------------------------------------------------------
    250,000  PA EDFA (Amtrak)                                                6.125        11/01/2021             266,608
------------------------------------------------------------------------------------------------------------------------
  5,005,000  PA EDFA (Amtrak)                                                6.250        11/01/2031           5,339,584
------------------------------------------------------------------------------------------------------------------------
    930,000  PA EDFA (Amtrak)                                                6.375        11/01/2041             996,439
------------------------------------------------------------------------------------------------------------------------
 14,700,000  PA EDFA (National Gypsum Company) 1                             6.125        11/02/2027          15,372,525
------------------------------------------------------------------------------------------------------------------------
  5,000,000  PA EDFA (National Gypsum Company) 1                             6.250        11/01/2027           5,266,500
------------------------------------------------------------------------------------------------------------------------
  7,000,000  PA EDFA (Northampton Generating) 1                              6.400        01/01/2009           6,999,090
------------------------------------------------------------------------------------------------------------------------
  4,965,000  PA EDFA (Northampton Generating)                                6.500        01/01/2013           4,964,404
------------------------------------------------------------------------------------------------------------------------
  6,000,000  PA EDFA (Northampton Generating)                                6.600        01/01/2019           6,063,480
------------------------------------------------------------------------------------------------------------------------
  1,400,000  PA EDFA (Northampton Generating)                                6.875        01/01/2011           1,398,684
------------------------------------------------------------------------------------------------------------------------
 12,000,000  PA EDFA (Northampton Generating)                                6.950        01/01/2021          11,991,480
------------------------------------------------------------------------------------------------------------------------
  4,310,000  PA EDFA (Northwestern Human Services)                           5.250        06/01/2014           4,266,124
------------------------------------------------------------------------------------------------------------------------
  3,000,000  PA EDFA (Northwestern Human Services)                           5.250        06/01/2028           2,828,760
------------------------------------------------------------------------------------------------------------------------
 12,500,000  PA EDFA (Reliant Energy)                                        6.750        12/01/2036          13,408,875
------------------------------------------------------------------------------------------------------------------------
  8,000,000  PA EDFA (Reliant Energy)                                        6.750        12/01/2036           8,581,680
------------------------------------------------------------------------------------------------------------------------
  5,000,000  PA EDFA (Reliant Energy) RITES 5                                8.656 3      12/01/2036           5,727,050
------------------------------------------------------------------------------------------------------------------------
 40,155,000  PA EDFA (USG Corp.)                                             6.000        06/01/2031          41,813,402
------------------------------------------------------------------------------------------------------------------------
  4,500,000  PA EDFA (Waste Management)                                      5.100        10/01/2027           4,553,235
------------------------------------------------------------------------------------------------------------------------
  2,500,000  PA EDFA ROLs                                                    6.967 3      12/01/2018           2,550,700
------------------------------------------------------------------------------------------------------------------------
     95,000  PA HEFA (Allegheny Delaware Valley Obligated Group)             5.875        11/15/2021              97,420
------------------------------------------------------------------------------------------------------------------------
    115,000  PA HEFA (Allegheny General Hospital)                            7.125        09/01/2007             115,161
------------------------------------------------------------------------------------------------------------------------
     55,000  PA HEFA (Allegheny General Hospital)                            7.250        09/01/2017              55,083
------------------------------------------------------------------------------------------------------------------------
  1,830,000  PA HEFA (Assoc. Independent Colleges & Universities)            5.000        12/15/2021           1,891,140
------------------------------------------------------------------------------------------------------------------------
  3,070,000  PA HEFA (Assoc. Independent Colleges & Universities)            5.000        12/15/2024           3,155,346
------------------------------------------------------------------------------------------------------------------------
  4,000,000  PA HEFA (Assoc. Independent Colleges & Universities)            5.000        12/15/2027           4,088,920
------------------------------------------------------------------------------------------------------------------------
    230,000  PA HEFA (Bryn Mawr College)                                     5.625        12/01/2027             237,489
------------------------------------------------------------------------------------------------------------------------
    100,000  PA HEFA (CA University of PA Student Assoc.)                    5.000        07/01/2028             101,267
------------------------------------------------------------------------------------------------------------------------
  1,500,000  PA HEFA (CA University of PA Student Assoc.)                    6.750        09/01/2020           1,626,990
------------------------------------------------------------------------------------------------------------------------
    110,000  PA HEFA (CA University of PA Student Assoc.)                    6.750        09/01/2032             118,168
------------------------------------------------------------------------------------------------------------------------
     50,000  PA HEFA (CA University of PA Student Assoc.)                    6.800        09/01/2025              53,996
------------------------------------------------------------------------------------------------------------------------
  1,475,000  PA HEFA (College of Science & Agriculture)                      5.350        04/15/2028           1,483,349
------------------------------------------------------------------------------------------------------------------------
  1,460,000  PA HEFA (Delaware Valley College of Science & Agriculture)      5.650        04/15/2025           1,520,429
------------------------------------------------------------------------------------------------------------------------
    815,000  PA HEFA (Delaware Valley College of Science & Agriculture)      5.750        04/15/2029             848,146

                  28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$   220,000  PA HEFA (Delaware Valley College of Science & Agriculture)      5.750%       04/15/2034     $       228,202
------------------------------------------------------------------------------------------------------------------------
  3,210,000  PA HEFA (Delaware Valley College of Science & Agriculture)      5.800        04/15/2030           3,350,373
------------------------------------------------------------------------------------------------------------------------
  3,385,000  PA HEFA (Delaware Valley College of Science & Agriculture)      5.800        04/15/2033           3,517,726
------------------------------------------------------------------------------------------------------------------------
  1,820,000  PA HEFA (Geneva College)                                        5.375        04/01/2023           1,858,657
------------------------------------------------------------------------------------------------------------------------
    860,000  PA HEFA (Geneva College)                                        5.450        04/01/2018             883,039
------------------------------------------------------------------------------------------------------------------------
  1,035,000  PA HEFA (Geneva College)                                        6.125        04/01/2022           1,103,051
------------------------------------------------------------------------------------------------------------------------
     50,000  PA HEFA (La Salle University)                                   5.500        05/01/2034              51,494
------------------------------------------------------------------------------------------------------------------------
    735,000  PA HEFA (Lycoming College)                                      5.250        11/01/2027             766,671
------------------------------------------------------------------------------------------------------------------------
  1,490,000  PA HEFA (Marywood University)                                   5.125        06/01/2029           1,533,329
------------------------------------------------------------------------------------------------------------------------
      5,000  PA HEFA (MCP/HUHS/AUS Obligated Group)                          5.875        11/15/2016               5,127
------------------------------------------------------------------------------------------------------------------------
     50,000  PA HEFA (MCP/HUHS/AUS Obligated Group)                          5.875        11/15/2016              51,289
------------------------------------------------------------------------------------------------------------------------
  3,040,000  PA HEFA (MCP/HUHS/AUS Obligated Group)                          5.875        11/15/2021           3,118,341
------------------------------------------------------------------------------------------------------------------------
    250,000  PA HEFA (Philadelphia University)                               5.000        06/01/2035             248,848
------------------------------------------------------------------------------------------------------------------------
  3,000,000  PA HEFA (Philadelphia University)                               5.125        06/01/2025           3,032,580
------------------------------------------------------------------------------------------------------------------------
  2,200,000  PA HEFA (Philadelphia University)                               5.250        06/01/2032           2,227,302
------------------------------------------------------------------------------------------------------------------------
    250,000  PA HEFA (Philadelphia University)                               6.000        06/01/2029             266,083
------------------------------------------------------------------------------------------------------------------------
     35,000  PA HEFA (Philadelphia University)                               6.100        06/01/2030              37,344
------------------------------------------------------------------------------------------------------------------------
    100,000  PA HEFA (St. Francis University)                                5.750        11/01/2023             105,532
------------------------------------------------------------------------------------------------------------------------
  3,925,000  PA HEFA (St. Francis University)                                6.250        11/01/2018           4,265,926
------------------------------------------------------------------------------------------------------------------------
     50,000  PA HEFA (St. Joseph University)                                 5.875        07/15/2015              50,542
------------------------------------------------------------------------------------------------------------------------
    830,000  PA HEFA (St. Joseph University)                                 5.875        07/15/2025             838,989
------------------------------------------------------------------------------------------------------------------------
    575,000  PA HEFA (St. Joseph University)                                 5.875        07/15/2025             581,227
------------------------------------------------------------------------------------------------------------------------
  1,215,000  PA HEFA (University of the Arts)                                5.000        09/15/2033           1,237,648
------------------------------------------------------------------------------------------------------------------------
     25,000  PA HEFA (University of the Arts)                                5.750        03/15/2030              26,258
------------------------------------------------------------------------------------------------------------------------
     20,000  PA HEFA (UPMC Health System)                                    5.000        08/01/2029              20,430
------------------------------------------------------------------------------------------------------------------------
     30,000  PA HEFA (UPMC Health System)                                    6.000        01/15/2031              32,492
------------------------------------------------------------------------------------------------------------------------
  1,650,000  PA HEFA (Ursinus College)                                       5.000        01/01/2036           1,677,819
------------------------------------------------------------------------------------------------------------------------
    750,000  PA HEFA (Widener University)                                    5.000        07/15/2026             760,523
------------------------------------------------------------------------------------------------------------------------
     45,000  PA HFA (Multifamily FHA Mtg.)                                   8.200        07/01/2024              46,657
------------------------------------------------------------------------------------------------------------------------
    105,000  PA HFA (Single Family Mtg.)                                     5.450        10/01/2032             107,355
------------------------------------------------------------------------------------------------------------------------
  2,500,000  PA HFA (Single Family Mtg.) RITES                               6.797 3      10/01/2020           2,693,650
------------------------------------------------------------------------------------------------------------------------
  2,500,000  PA HFA (Single Family Mtg.) RITES                               6.997 3      10/01/2022           2,685,600
------------------------------------------------------------------------------------------------------------------------
  2,000,000  PA HFA (Single Family Mtg.) RITES                               7.490 3      04/01/2021           2,162,680
------------------------------------------------------------------------------------------------------------------------
  2,850,000  PA HFA (Single Family Mtg.) RITES                               7.797 3      10/01/2022           3,142,068
------------------------------------------------------------------------------------------------------------------------
  9,180,000  PA HFA (Single Family Mtg.), Series 61A 1                       5.450        10/01/2021           9,300,533
------------------------------------------------------------------------------------------------------------------------
  4,235,000  PA HFA (Single Family Mtg.), Series 61A                         5.500        04/01/2029           4,305,047
------------------------------------------------------------------------------------------------------------------------
    100,000  PA HFA (Single Family Mtg.), Series 61A                         5.500        04/01/2029             101,654
------------------------------------------------------------------------------------------------------------------------
    195,000  PA HFA (Single Family Mtg.), Series 63A                         5.430 6      04/01/2030              53,071
------------------------------------------------------------------------------------------------------------------------
      5,000  PA HFA (Single Family Mtg.), Series 66A                         5.650        04/01/2029               5,075

                  29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$ 4,740,000  PA HFA (Single Family Mtg.), Series 70A                         5.800%       04/01/2027     $     4,884,428
------------------------------------------------------------------------------------------------------------------------
  3,145,000  PA HFA (Single Family Mtg.), Series 74B 1                       5.250        04/01/2032           3,193,244
------------------------------------------------------------------------------------------------------------------------
  2,365,000  PA Infrastructure Investment Authority 1                        5.625        09/01/2014           2,415,516
------------------------------------------------------------------------------------------------------------------------
     40,000  PA Intergovernmental Cooperative Authority                      5.000        06/15/2021              40,899
------------------------------------------------------------------------------------------------------------------------
     30,000  PA State University, Series A                                   5.000        08/15/2027              30,498
------------------------------------------------------------------------------------------------------------------------
     20,000  Patterson Township Municipal Authority                          5.250        04/15/2007              20,019
------------------------------------------------------------------------------------------------------------------------
     10,000  Patterson Township Municipal Authority                          5.500        04/15/2011              10,009
------------------------------------------------------------------------------------------------------------------------
    220,000  Philadelphia Airport                                            5.375        06/15/2015             228,241
------------------------------------------------------------------------------------------------------------------------
  2,000,000  Philadelphia Airport Authority for Industrial Devel. RITES      7.790 3      07/01/2022           2,416,240
------------------------------------------------------------------------------------------------------------------------
  1,310,000  Philadelphia Airport, Series A                                  5.000        06/15/2023           1,349,195
------------------------------------------------------------------------------------------------------------------------
  2,000,000  Philadelphia Airport, Series A 1                                5.000        06/15/2024           2,056,900
------------------------------------------------------------------------------------------------------------------------
  2,000,000  Philadelphia Airport, Series A                                  5.000        06/15/2025           2,052,500
------------------------------------------------------------------------------------------------------------------------
     15,000  Philadelphia Airport, Series B                                  5.250        06/15/2031              15,422
------------------------------------------------------------------------------------------------------------------------
     15,000  Philadelphia Airport, Series B                                  5.250        06/15/2012              15,418
------------------------------------------------------------------------------------------------------------------------
     85,000  Philadelphia Airport, Series B                                  5.400        06/15/2027              86,822
------------------------------------------------------------------------------------------------------------------------
  6,720,000  Philadelphia Authority for Industrial Devel.
             (Aero Philadelphia) 1                                           5.500        01/01/2024           6,750,845
------------------------------------------------------------------------------------------------------------------------
  3,870,000  Philadelphia Authority for Industrial Devel. (Air Cargo)        7.500        01/01/2025           4,229,407
------------------------------------------------------------------------------------------------------------------------
     25,000  Philadelphia Authority for Industrial Devel.
             (American College of Physicians)                                6.000        06/15/2030              26,546
------------------------------------------------------------------------------------------------------------------------
  1,150,000  Philadelphia Authority for Industrial Devel.
             (Baptist Home of Philadelphia)                                  5.500        11/15/2018           1,101,367
------------------------------------------------------------------------------------------------------------------------
    776,000  Philadelphia Authority for Industrial Devel.
             (Baptist Home of Philadelphia)                                  5.600        11/15/2028             727,275
------------------------------------------------------------------------------------------------------------------------
    450,000  Philadelphia Authority for Industrial Devel.
             (Cathedral Village)                                             6.750        04/01/2023             493,704
------------------------------------------------------------------------------------------------------------------------
  1,100,000  Philadelphia Authority for Industrial Devel.
             (Cathedral Village)                                             6.875        04/01/2034           1,208,053
------------------------------------------------------------------------------------------------------------------------
  2,565,000  Philadelphia Authority for Industrial Devel.
             (City of Philadelphia) 1                                        5.375        02/15/2027           2,632,254
------------------------------------------------------------------------------------------------------------------------
  2,750,000  Philadelphia Authority for Industrial Devel.
             (First Mtg.-CPAP)                                               6.125        04/01/2019           2,080,925
------------------------------------------------------------------------------------------------------------------------
  1,330,000  Philadelphia Authority for Industrial Devel.
             (International Educational & Community Project)                 5.875        06/01/2022           1,413,724
------------------------------------------------------------------------------------------------------------------------
     35,000  Philadelphia Authority for Industrial Devel.
             (PGH Devel. Corp.)                                              5.250        07/01/2017              35,037
------------------------------------------------------------------------------------------------------------------------
     35,000  Philadelphia Authority for Industrial Devel.
             (Philadelphia Airport)                                          5.250        07/01/2028              35,965
------------------------------------------------------------------------------------------------------------------------
     25,000  Philadelphia Authority for Industrial Devel.
             (Philadelphia Airport)                                          5.000        07/01/2019              25,448
------------------------------------------------------------------------------------------------------------------------
    365,000  Philadelphia Authority for Industrial Devel.
             (Philadelphia Airport)                                          5.000        07/01/2023             369,577

                  30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$ 1,065,000  Philadelphia Authority for Industrial Devel.
             (Philadelphia Airport)                                          5.125%       07/01/2028     $     1,081,124
------------------------------------------------------------------------------------------------------------------------
    400,000  Philadelphia Authority for Industrial Devel.
             (Philadelphia Airport)                                          5.300        07/01/2017             410,604
------------------------------------------------------------------------------------------------------------------------
  1,640,000  Philadelphia Authority for Industrial Devel.
             (Richard Allen Prep Charter School)                             6.250        05/01/2033           1,628,208
------------------------------------------------------------------------------------------------------------------------
  1,370,000  Philadelphia Authority for Industrial Devel.
             (Stapeley Germantown)                                           5.000        01/01/2015           1,357,889
------------------------------------------------------------------------------------------------------------------------
  1,580,000  Philadelphia Authority for Industrial Devel.
             (Stapeley Germantown)                                           5.125        01/01/2021           1,540,484
------------------------------------------------------------------------------------------------------------------------
     25,000  Philadelphia Authority for Industrial Devel.
             (The Franklin Institute)                                        5.200        06/15/2018              25,571
------------------------------------------------------------------------------------------------------------------------
  3,425,000  Philadelphia Authority for Industrial Devel. RITES 1            6.966 3      10/01/2026           3,949,505
------------------------------------------------------------------------------------------------------------------------
  1,400,000  Philadelphia Authority for Industrial Devel. Senior Living
             (Arbor House)                                                   6.100        07/01/2033           1,451,814
------------------------------------------------------------------------------------------------------------------------
  1,240,000  Philadelphia Authority for Industrial Devel. Senior Living
             (Miriam and Robert M. Rieder House)                             6.100        07/01/2033           1,285,892
------------------------------------------------------------------------------------------------------------------------
  3,000,000  Philadelphia Authority for Industrial Devel. Senior Living
             (Presbyterian Homes Germantown)                                 5.625        07/01/2035           3,003,330
------------------------------------------------------------------------------------------------------------------------
  1,160,000  Philadelphia Authority for Industrial Devel. Senior Living
             (Robert Saligman House)                                         6.100        07/01/2033           1,202,932
------------------------------------------------------------------------------------------------------------------------
    105,000  Philadelphia Gas Works                                          5.250        08/01/2024             105,102
------------------------------------------------------------------------------------------------------------------------
  1,780,000  Philadelphia Gas Works RITES                                    6.956 3      08/01/2031           2,209,906
------------------------------------------------------------------------------------------------------------------------
  2,000,000  Philadelphia Gas Works RITES                                    7.836 3      08/01/2021           2,528,240
------------------------------------------------------------------------------------------------------------------------
  8,025,000  Philadelphia GO                                                 5.000        05/15/2020           8,152,598
------------------------------------------------------------------------------------------------------------------------
    180,000  Philadelphia GO                                                 5.000        05/15/2025             181,719
------------------------------------------------------------------------------------------------------------------------
    300,000  Philadelphia GO                                                 5.000        03/15/2028             305,868
------------------------------------------------------------------------------------------------------------------------
  1,210,000  Philadelphia H&HEFA
             (Centralized Comprehensive Human Services)                      7.250        01/01/2021           1,272,666
------------------------------------------------------------------------------------------------------------------------
    240,000  Philadelphia H&HEFA (Frankford Hospital)                        5.750        01/01/2019             242,618
------------------------------------------------------------------------------------------------------------------------
  1,475,000  Philadelphia H&HEFA (Jeanes Health System)                      6.600        07/01/2010           1,568,913
------------------------------------------------------------------------------------------------------------------------
     80,000  Philadelphia H&HEFA (Jefferson Health System)                   5.000        05/15/2018              81,898
------------------------------------------------------------------------------------------------------------------------
  2,380,000  Philadelphia H&HEFA (Philadelphia Protestant Home)              6.500        07/01/2027           2,393,661
------------------------------------------------------------------------------------------------------------------------
     15,000  Philadelphia H&HEFA
             (Temple University Children's Medical Center)                   5.750        06/15/2029              15,497
------------------------------------------------------------------------------------------------------------------------
     10,000  Philadelphia H&HEFA (Temple University Hospital)                5.500        11/15/2027              10,258
------------------------------------------------------------------------------------------------------------------------
    205,000  Philadelphia H&HEFA (Temple University Hospital)                5.500        11/15/2027             207,019
------------------------------------------------------------------------------------------------------------------------
     35,000  Philadelphia H&HEFA (Temple University Hospital)                5.875        11/15/2023              35,736
------------------------------------------------------------------------------------------------------------------------
     20,000  Philadelphia H&HEFA (Temple University Hospital)                6.500        11/15/2008              20,571
------------------------------------------------------------------------------------------------------------------------
     35,000  Philadelphia IDA Authority for Industrial Devel.
             (Cathedral Village in Philadelphia)                             5.700        04/01/2015              35,359
------------------------------------------------------------------------------------------------------------------------
      5,000  Philadelphia New Public Housing Authority                       5.000        04/01/2012               5,202

                  31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$    50,000  Philadelphia Parking Authority                                  5.000%       02/01/2027     $        51,019
------------------------------------------------------------------------------------------------------------------------
     20,000  Philadelphia Parking Authority, Series A                        5.250        02/15/2029              20,611
------------------------------------------------------------------------------------------------------------------------
    190,000  Philadelphia Redevel. Authority (Multifamily Hsg.)              5.450        02/01/2023             192,687
------------------------------------------------------------------------------------------------------------------------
  2,580,000  Philadelphia Redevel. Authority (Pavilion Apartments)           6.000        10/01/2023           2,657,632
------------------------------------------------------------------------------------------------------------------------
  4,100,000  Philadelphia Redevel. Authority (Pavilion Apartments) 1         6.250        10/01/2032           4,205,329
------------------------------------------------------------------------------------------------------------------------
  2,250,000  Philadelphia Redevel. Authority ROLs 1                          8.578 3      04/15/2028           2,534,580
------------------------------------------------------------------------------------------------------------------------
  2,000,000  Philadelphia School District GO RITES                           8.970 3      08/01/2022           2,765,520
------------------------------------------------------------------------------------------------------------------------
     55,000  Philadelphia Water & Wastewater, Series A                       5.125        08/01/2027              56,327
------------------------------------------------------------------------------------------------------------------------
 16,645,000  Philadelphia, PA H&HEFA (Temple University Hospital)            6.625        11/15/2023          16,866,545
------------------------------------------------------------------------------------------------------------------------
     45,000  Pine-Richland School District                                   5.625        09/01/2018              45,064
------------------------------------------------------------------------------------------------------------------------
     10,000  Pittsburgh & Allegheny County
             Public Auditorium Authority                                     5.000        02/01/2024              10,306
------------------------------------------------------------------------------------------------------------------------
     50,000  Pittsburgh & Allegheny County
             Public Auditorium Authority                                     5.000        02/01/2029              50,979
------------------------------------------------------------------------------------------------------------------------
     40,000  Pittsburgh & Allegheny County
             Public Auditorium Authority                                     5.250        02/01/2031              41,514
------------------------------------------------------------------------------------------------------------------------
     60,000  Pittsburgh Urban Redevel. Authority                             5.600        04/01/2020              60,963
------------------------------------------------------------------------------------------------------------------------
     20,000  Pittsburgh Urban Redevel. Authority
             (Home Improvement Loans), Series A                              5.650        08/01/2015              20,004
------------------------------------------------------------------------------------------------------------------------
     20,000  Pittsburgh Urban Redevel. Authority (Oliver Garage)             5.450        06/01/2028              20,650
------------------------------------------------------------------------------------------------------------------------
     20,000  Pittsburgh Urban Redevel. Authority Mtg., Series A              7.250        02/01/2024              20,022
------------------------------------------------------------------------------------------------------------------------
     10,000  Pittsburgh Urban Redevel. Authority Mtg., Series C              5.700        04/01/2030              10,149
------------------------------------------------------------------------------------------------------------------------
    605,000  Pittsburgh Urban Redevel. Authority Mtg., Series C              5.950        10/01/2029             619,974
------------------------------------------------------------------------------------------------------------------------
     10,000  Pittsburgh Urban Redevel. Authority Mtg., Series C              7.125        08/01/2013              10,010
------------------------------------------------------------------------------------------------------------------------
     10,000  Pittsburgh Water & Sewer Authority, Series A                    5.050        09/01/2025              10,106
------------------------------------------------------------------------------------------------------------------------
    120,000  Potter County Hospital Authority
             (Charles Cole Memorial Hospital)                                6.050        08/01/2024             122,586
------------------------------------------------------------------------------------------------------------------------
    220,000  Pottstown Boro Authority                                        5.500        11/01/2021             220,843
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Pottsville Hospital Authority
             (Pottsville Hospital & Warne Clinic)                            5.500        07/01/2018           1,000,130
------------------------------------------------------------------------------------------------------------------------
  4,170,000  Pottsville Hospital Authority
             (Pottsville Hospital & Warne Clinic)                            5.625        07/01/2024           4,144,188
------------------------------------------------------------------------------------------------------------------------
     25,000  Pottsville Hospital Authority
             (Pottsville Hospital & Warne Clinic)                            5.625        07/01/2024              25,311
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Saxonburg Area Authority (Sewer & Water)                        5.000        03/01/2030           1,033,420
------------------------------------------------------------------------------------------------------------------------
  2,000,000  Sayre Health Care Facilities (Guthrie Healthcare System)        7.125        12/01/2031           2,360,140
------------------------------------------------------------------------------------------------------------------------
     10,000  Schuylkill County IDA
             (DOCNHS/BSVHS/WMHS Obligated Group)                             5.000        11/01/2028              10,129
------------------------------------------------------------------------------------------------------------------------
    145,000  Scranton School District                                        5.000        04/01/2022             150,110
------------------------------------------------------------------------------------------------------------------------
      5,000  Sharon Regional Health System Authority
             (SRPS/SRHS Obligated Group)                                     5.000        12/01/2028               5,074

                  32 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$    30,000  Somerset County Hospital Authority
             (Somerset Community Hospital)                                   5.375%       03/01/2017     $        30,729
------------------------------------------------------------------------------------------------------------------------
    450,000  South Fork Municipal Authority
             (Conemaugh Valley Memorial Hospital)                            5.000        07/01/2028             456,044
------------------------------------------------------------------------------------------------------------------------
    305,000  South Fork Municipal Authority
             (Good Samaritan Medial Center of Johnstown)                     5.250        07/01/2026             310,658
------------------------------------------------------------------------------------------------------------------------
     25,000  South Fork Municipal Authority
             (Good Samaritan Medial Center of Johnstown)                     5.375        07/01/2016              25,528
------------------------------------------------------------------------------------------------------------------------
    350,000  Southcentral General Authority ROLs 4                           0.000 3      12/01/2023             386,141
------------------------------------------------------------------------------------------------------------------------
    565,000  Southcentral General Authority ROLs 4                           0.000 3      12/01/2025             613,036
------------------------------------------------------------------------------------------------------------------------
    820,000  Southcentral General Authority ROLs 4                           0.000 3      12/01/2026             884,764
------------------------------------------------------------------------------------------------------------------------
    500,000  Southcentral General Authority ROLs 4                           0.000 3      12/01/2027             542,510
------------------------------------------------------------------------------------------------------------------------
    630,000  Southcentral General Authority ROLs 4                           0.000 3      12/01/2028             681,647
------------------------------------------------------------------------------------------------------------------------
    250,000  Southcentral General Authority ROLs 4                           0.000 3      12/01/2030             268,985
------------------------------------------------------------------------------------------------------------------------
  5,280,000  Southeastern PA Transportation Authority                        5.375        03/01/2022           5,425,675
------------------------------------------------------------------------------------------------------------------------
  3,250,000  St. Mary Hospital Authority (Catholic Health East)              5.375        11/15/2034           3,382,633
------------------------------------------------------------------------------------------------------------------------
     95,000  St. Mary Hospital Authority (Catholic Health Initiatives)       5.000        12/01/2028              97,067
------------------------------------------------------------------------------------------------------------------------
     50,000  St. Mary Hospital Authority (Franciscan Health)                 7.000        06/15/2015              50,431
------------------------------------------------------------------------------------------------------------------------
      5,000  State Public School Building Authority
             (Chester Upland School District)                                5.150        11/15/2026               5,172
------------------------------------------------------------------------------------------------------------------------
  2,060,000  State Public School Building Authority
             (Haverford Township School District)                            5.000        03/15/2029           2,132,285
------------------------------------------------------------------------------------------------------------------------
     35,000  State Public School Building Authority
             (Lehigh Carbon Community College)                               5.000        11/01/2017              35,422
------------------------------------------------------------------------------------------------------------------------
  1,000,000  Susquehanna Area Regional Airport Authority
             (Aero Harrisburg)                                               5.500        01/01/2024             957,720
------------------------------------------------------------------------------------------------------------------------
     10,000  Venango IDA (Boise Cascade Corp.)                               5.900        09/01/2007              10,005
------------------------------------------------------------------------------------------------------------------------
  5,450,000  Washington County Authority
             (Capital Projects & Equipment Program)                          6.150        12/01/2029           5,832,754
------------------------------------------------------------------------------------------------------------------------
    750,000  Washington Township Municipal Authority                         5.875        12/15/2023             775,725
------------------------------------------------------------------------------------------------------------------------
  2,500,000  Washington Township Municipal Authority                         6.000        12/15/2033           2,581,600
------------------------------------------------------------------------------------------------------------------------
    300,000  West Shore Area Hospital Authority
             (Holy Spirit Hospital)                                          6.250        01/01/2032             316,641
------------------------------------------------------------------------------------------------------------------------
      5,000  Westmoreland County IDA
             (Redstone Health Care Facilities)                               8.125        11/15/2030               5,802
------------------------------------------------------------------------------------------------------------------------
  1,550,000  Westmoreland County IDA
             (Redstone Retirement Community)                                 5.750        01/01/2026           1,589,556
------------------------------------------------------------------------------------------------------------------------
  1,085,000  Westmoreland County IDA
             (Redstone Retirement Community)                                 5.875        01/01/2032           1,106,548
------------------------------------------------------------------------------------------------------------------------
     20,000  York County Hospital Authority (York Hospital)                  5.500        07/01/2008              20,024
------------------------------------------------------------------------------------------------------------------------
     10,000  York County IDA (PSEG Power)                                    5.500        09/01/2020              10,516

                  33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$    25,000  York Hsg. Corp. Mtg., Series A                                  6.875%       11/01/2009     $        25,024
                                                                                                         ---------------
                                                                                                             645,231,655
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--36.6%
  1,485,000  Guam EDA (TASC) 1                                               5.400        05/15/2031           1,507,691
------------------------------------------------------------------------------------------------------------------------
  3,900,000  Guam EDA (TASC) 1                                               5.500        05/15/2041           3,966,066
------------------------------------------------------------------------------------------------------------------------
    105,000  Guam GO, Series A                                               5.375        11/15/2013             105,085
------------------------------------------------------------------------------------------------------------------------
  3,640,000  Guam GO, Series A                                               5.400        11/15/2018           3,642,038
------------------------------------------------------------------------------------------------------------------------
  2,000,000  Guam Government Waterworks
             Authority & Wastewater System                                   5.875        07/01/2035           2,091,620
------------------------------------------------------------------------------------------------------------------------
    500,000  Guam Government Waterworks
             Authority & Wastewater System                                   6.000        07/01/2025             531,340
------------------------------------------------------------------------------------------------------------------------
    195,000  Guam Power Authority, Series A                                  5.250        10/01/2013             195,072
------------------------------------------------------------------------------------------------------------------------
    710,000  Guam Power Authority, Series A                                  5.250        10/01/2023             711,519
------------------------------------------------------------------------------------------------------------------------
  2,725,000  Northern Mariana Islands Ports Authority, Series A              5.500        03/15/2031           2,697,614
------------------------------------------------------------------------------------------------------------------------
  1,380,000  Northern Mariana Islands Ports Authority, Series A              6.600        03/15/2028           1,510,438
------------------------------------------------------------------------------------------------------------------------
     60,000  Northern Mariana Islands, Series A                              6.000        06/01/2014              63,104
------------------------------------------------------------------------------------------------------------------------
 10,100,000  Northern Mariana Islands, Series A                              6.750        10/01/2033          11,226,554
------------------------------------------------------------------------------------------------------------------------
     50,000  Puerto Rico Aqueduct & Sewer Authority                          5.000        07/01/2019              50,983
------------------------------------------------------------------------------------------------------------------------
 29,870,000  Puerto Rico Children's Trust Fund (TASC)                        5.375        05/15/2033          30,582,997
------------------------------------------------------------------------------------------------------------------------
 77,435,000  Puerto Rico Children's Trust Fund (TASC)                        5.500        05/15/2039          79,530,391
------------------------------------------------------------------------------------------------------------------------
 73,495,000  Puerto Rico Children's Trust Fund (TASC)                        5.625        05/15/2043          75,643,259
------------------------------------------------------------------------------------------------------------------------
355,000,000  Puerto Rico Children's Trust Fund (TASC)                        6.360 6      05/15/2050          22,432,450
------------------------------------------------------------------------------------------------------------------------
 97,000,000  Puerto Rico Children's Trust Fund (TASC)                        7.010 6      05/15/2055           3,231,070
------------------------------------------------------------------------------------------------------------------------
    290,000  Puerto Rico Electric Power Authority, Series AA                 5.375        07/01/2027             297,711
------------------------------------------------------------------------------------------------------------------------
     20,000  Puerto Rico Electric Power Authority, Series DD                 5.000        07/01/2028              20,130
------------------------------------------------------------------------------------------------------------------------
  1,450,000  Puerto Rico Highway & Transportation Authority                  5.500        07/01/2036           1,546,382
------------------------------------------------------------------------------------------------------------------------
    395,000  Puerto Rico Highway & Transportation Authority, Series A        5.000        07/01/2038             396,165
------------------------------------------------------------------------------------------------------------------------
  3,145,000  Puerto Rico Highway & Transportation Authority, Series G        5.000        07/01/2033           3,171,387
------------------------------------------------------------------------------------------------------------------------
  4,740,000  Puerto Rico Highway & Transportation Authority, Series G        5.000        07/01/2042           4,748,579
------------------------------------------------------------------------------------------------------------------------
    945,000  Puerto Rico Highway & Transportation Authority, Series H        5.000        07/01/2028             953,486
------------------------------------------------------------------------------------------------------------------------
 12,000,000  Puerto Rico Highway & Transportation Authority, Series J        5.125        07/01/2039          12,142,680
------------------------------------------------------------------------------------------------------------------------
  7,620,000  Puerto Rico Highway & Transportation Authority, Series J        5.125        07/01/2043           7,702,144
------------------------------------------------------------------------------------------------------------------------
  8,855,000  Puerto Rico Highway & Transportation Authority, Series K        5.000        07/01/2030           8,959,489
------------------------------------------------------------------------------------------------------------------------
  2,925,000  Puerto Rico Highway & Transportation Authority, Series K        5.000        07/01/2035           2,953,168
------------------------------------------------------------------------------------------------------------------------
  5,000,000  Puerto Rico Highway & Transportation Authority, Series K        5.000        07/01/2040           5,014,750
------------------------------------------------------------------------------------------------------------------------
  8,000,000  Puerto Rico Highway & Transportation Authority, Series K        5.000        07/01/2045           8,017,920
------------------------------------------------------------------------------------------------------------------------
  2,105,000  Puerto Rico IMEPCF (American Airlines) 1                        6.450        12/01/2025           2,108,452
------------------------------------------------------------------------------------------------------------------------
 12,250,000  Puerto Rico Infrastructure 1                                    5.000        07/01/2041          12,277,440
------------------------------------------------------------------------------------------------------------------------
    235,000  Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375        02/01/2019             239,792
------------------------------------------------------------------------------------------------------------------------
    500,000  Puerto Rico ITEMECF (Ana G. Mendez University)                  5.375        02/01/2029             507,575

                  34 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

  PRINCIPAL                                                                                                        VALUE
     AMOUNT                                                                 COUPON          MATURITY          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$ 2,750,000  Puerto Rico Municipal Finance Agency, Series A                  5.250%       08/01/2025     $     2,854,858
------------------------------------------------------------------------------------------------------------------------
 18,010,000  Puerto Rico Port Authority (American Airlines), Series A 1      6.250        06/01/2026          17,866,640
------------------------------------------------------------------------------------------------------------------------
  1,175,000  Puerto Rico Port Authority (American Airlines), Series A 1      6.300        06/01/2023           1,172,215
------------------------------------------------------------------------------------------------------------------------
    105,000  Puerto Rico Port Authority, Series D                            7.000        07/01/2014             106,995
------------------------------------------------------------------------------------------------------------------------
  9,540,000  Puerto Rico Public Buildings Authority 1                        5.250        07/01/2033           9,867,222
------------------------------------------------------------------------------------------------------------------------
    100,000  University of Puerto Rico                                       5.400        06/01/2009             100,881
------------------------------------------------------------------------------------------------------------------------
    280,000  University of Puerto Rico, Series M                             5.250        06/01/2025             282,355
------------------------------------------------------------------------------------------------------------------------
  1,760,000  University of Puerto Rico, Series O                             5.375        06/01/2030           1,767,667
------------------------------------------------------------------------------------------------------------------------
  6,645,000  V.I. Government Refinery Facilities (Hovensa Coker) 1           6.500        07/01/2021           7,454,893
------------------------------------------------------------------------------------------------------------------------
  4,000,000  V.I. Public Finance Authority (Hovensa Coker) 1                 6.500        07/01/2021           4,487,520
------------------------------------------------------------------------------------------------------------------------
  5,000,000  V.I. Public Finance Authority (Hovensa Refinery) 1              6.125        07/01/2022           5,484,200
------------------------------------------------------------------------------------------------------------------------
  3,250,000  V.I. Public Finance Authority ROLs 1                            8.481 3      10/01/2024           3,711,825
------------------------------------------------------------------------------------------------------------------------
 17,450,000  V.I. Tobacco Settlement Financing Corp. 1                       6.250 6      05/15/2035           2,979,762
------------------------------------------------------------------------------------------------------------------------
  2,195,000  V.I. Tobacco Settlement Financing Corp. 1                       6.500 6      05/15/2035             348,895
------------------------------------------------------------------------------------------------------------------------
  4,150,000  V.I. Tobacco Settlement Financing Corp. 1                       6.880 6      05/15/2035             594,197
------------------------------------------------------------------------------------------------------------------------
  7,000,000  V.I. Tobacco Settlement Financing Corp. 1                       7.630 6      05/15/2035             824,180
------------------------------------------------------------------------------------------------------------------------
     40,000  V.I. Tobacco Settlement Financing Corp. (TASC)                  5.000        05/15/2021              40,090
------------------------------------------------------------------------------------------------------------------------
  2,235,000  V.I. Tobacco Settlement Financing Corp. (TASC) 1                5.000        05/15/2031           2,220,696
                                                                                                         ---------------
                                                                                                             372,941,632
                                                                                                         ---------------
Total Municipal Bonds and Notes (Cost $967,740,327)                                                        1,018,173,287

------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.7%
------------------------------------------------------------------------------------------------------------------------

  7,000,000  Government Devel. Bank for Puerto Rico (Cost $7,000,000)        4.750        08/01/2006           7,000,000

------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $974,740,327)--100.7%                                                    1,025,173,287
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.7)                                                                  (7,497,008)
                                                                                                         ---------------
NET ASSETS--100.0%                                                                                       $ 1,017,676,279
                                                                                                         ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after
July 31, 2006. See Note 1 of accompanying Notes.

5. Security is subject to a shortfall and forbearance agreement. See Note 1 of accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

                  35 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS        Adult Communities Total Services
AUS         Allegheny United Hospital
BPE         Brittany Pointe Estates
BSVHS       Baptist/St. Vincent's Health System
CCMC        Crozer-Chester Medical Center
CKHS        Crozer-Keystone Health System
COP         Certificates of Participation
CPAP        Crime Prevention Assoc. of Philadelphia
DCMH        Delaware County Memorial Hospital
DOCNHS      Daughters of Charity National Health Systems
DPH         Divine Providence Hospital
EDA         Economic Devel. Authority
EDFA        Economic Devel. Finance Authority
FHA         Federal Housing Agency
GO          General Obligation
GPA         General Purpose Authority
H&EFA       Health and Educational Facilities Authority
H&HEFA      Hospitals and Higher Education Facilities Authority
HDA         Hospital Devel. Authority
HEBA        Higher Education Building Authority
HEFA        Higher Education Facilities Authority
HEHA        Higher Education and Health Authority
HFA         Housing Finance Agency
HUHS        Hehnemann University Hospital System
HW          Highlands at Wyomissing
IDA         Industrial Devel. Agency
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
MAS         Mercy Adult Services
MCMCSPA     Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP         Medical College of Pennsylvania
MHH         Mercy Haverford Hospital
MHP         Mercy Health Plan
MHSSPA      Mercy Health System of Southeastern Pennsylvania
MVH         Muncy Valley Hospital
NCPHS       North Central Pennsylvania Helath System
PSEG        Public Service Enterprise Group
RHMC        Reading Hospital & Medical Center
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
RR          Residential Resources
RRDC        Residential Resources Devel. Corp.
RRSW        Residential Resources Southwest
SRHS        Sharon Regional Health System
SRPS        Sharon Regional Physicians Services
TASC        Tobacco Settlement Asset-Backed Bonds
UPMC        University of Pittsburgh Medical Center
V.I.        United States Virgin Islands
WH          Williamsport Hospital
WMHS        Western Maryland Health Systems
WVHCS       Wyoming Valley Health Care System

                  36 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                             VALUE          PERCENT
-----------------------------------------------------------------------------
Tobacco Settlement Payments                 $  223,901,744             21.8%
Higher Education                                96,432,881              9.4
Adult Living Facilities                         71,204,093              6.8
Hospital/Health Care                            69,522,806              6.8
Highways/Railways                               67,686,983              6.6
Manufacturing, Durable Goods                    62,868,819              6.1
Marine/Aviation Facilities                      50,706,666              4.9
Not-for-Profit Organization                     50,470,309              4.9
Water Utilities                                 45,504,163              4.4
Resource Recovery                               36,887,301              3.6
Single Family Housing                           36,225,326              3.5
General Obligation                              35,431,904              3.5
Electric Utilities                              34,576,261              3.4
Airlines                                        21,147,307              2.1
Pollution Control                               18,101,947              1.8
Municipal Leases                                16,459,167              1.6
Special Assessment                              14,257,039              1.4
Special Tax                                     11,140,999              1.1
Sewer Utilities                                 10,955,591              1.1
Education                                       10,805,308              1.1
Parking Fee Revenue                             10,756,280              1.0
Multifamily Housing                              8,758,454              0.9
Commercial Banks                                 7,000,000              0.7
Gas Utilities                                    4,843,248              0.5
Paper, Containers & Packaging                    4,630,140              0.5
Sales Tax Revenue                                3,814,624              0.4
Sports Facility Revenue                            977,330              0.1
Hotels, Restaurants & Leisure                      106,597              0.0
                                            ---------------------------------
Total                                       $1,025,173,287            100.0%
                                            =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  37 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JULY 31, 2006
----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------
Investments, at value (cost $974,740,327)--see accompanying statement of investments            $ 1,025,173,287
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                    568,694
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                     19,197,109
Interest                                                                                             12,201,308
Shares of beneficial interest sold                                                                    5,719,348
Other                                                                                                    20,717
                                                                                                ----------------
Total assets                                                                                      1,062,880,463

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 5)                                                                   36,100,000
Investments purchased on a when-issued basis or forward commitment                                    6,888,801
Shares of beneficial interest redeemed                                                                  963,639
Dividends                                                                                               831,616
Distribution and service plan fees                                                                      124,468
Trustees' compensation                                                                                   82,127
Interest expense                                                                                         80,625
Shareholder communications                                                                               41,804
Transfer and shareholder servicing agent fees                                                            40,674
Other                                                                                                    50,430
                                                                                                ----------------
Total liabilities                                                                                    45,204,184

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $ 1,017,676,279
                                                                                                ================

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                 $   970,858,453
----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                         (53,552)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                         (3,561,582)
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                           50,432,960
                                                                                                ----------------
NET ASSETS                                                                                      $ 1,017,676,279
                                                                                                ================

                  38 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $600,716,202
and 47,115,115 shares of beneficial interest outstanding)                                             $   12.75
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                           $   13.39
----------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $196,703,839 and 15,432,304
shares of beneficial interest outstanding)                                                            $   12.75
----------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $220,256,238 and 17,297,091
shares of beneficial interest outstanding)                                                            $   12.73

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  39 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2006
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------
Interest                                                                                         $   48,539,313
----------------------------------------------------------------------------------------------------------------
Other income                                                                                                507
                                                                                                 ---------------
Total investment income                                                                              48,539,820

----------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------
Management fees                                                                                       4,276,821
----------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                 703,170
Class B                                                                                               1,738,069
Class C                                                                                               1,566,330
----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                 197,586
Class B                                                                                                 111,469
Class C                                                                                                  93,210
----------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                  45,244
Class B                                                                                                  21,170
Class C                                                                                                  19,679
----------------------------------------------------------------------------------------------------------------
Interest expense                                                                                        799,633
----------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                   47,610
----------------------------------------------------------------------------------------------------------------
Other                                                                                                   164,149
                                                                                                 ---------------
Total expenses                                                                                        9,784,140

----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                38,755,680

----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
----------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                       (313,108)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                 (4,822,897)

----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $   33,619,675
                                                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  40 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31                                                                       2006              2005
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                                         $    38,755,680    $   28,197,440
----------------------------------------------------------------------------------------------------------------
Net realized loss                                                                    (313,108)         (396,855)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              (4,822,897)       49,249,528
                                                                              ----------------------------------
Net increase in net assets resulting from operations                               33,619,675        77,050,113

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (23,712,877)      (16,117,132)
Class B                                                                            (7,996,967)       (8,235,507)
Class C                                                                            (7,208,027)       (4,521,666)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           218,682,144       130,474,143
Class B                                                                             8,520,749        17,198,067
Class C                                                                            87,696,234        48,949,671

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                    309,600,931       244,797,689
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                               708,075,348       463,277,659
                                                                              ----------------------------------
End of period (including accumulated net investment income
(loss) of $(53,552) and $108,639, respectively)                               $ 1,017,676,279    $  708,075,348
                                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  41 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED JULY 31,                        2006           2005               2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.85     $    11.76        $     11.48     $     11.57     $     11.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .62 1          .67 1              .73             .75             .70
Net realized and unrealized gain (loss)                    (.10)          1.10                .25            (.11)            .11
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .52           1.77                .98             .64             .81
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.62)          (.68)              (.70)           (.73)           (.70)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $       12.75     $    12.85        $     11.76     $     11.48     $     11.57
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         4.21%         15.43%              8.53%           5.36%           7.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     600,716     $  384,863        $   229,450     $   184,638     $   144,592
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     484,153     $  295,002        $   211,061     $   172,228     $   120,251
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.88%          5.35%              6.01%           6.11%           6.03%
Total expenses                                             0.82%          0.81%              0.86%           0.86%           0.85%
Expenses after payments and waivers and
reduction to custodian expenses                            0.82%          0.81%              0.86%           0.86%           0.82% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      29%            30%                37%             33%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  42 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

CLASS B         YEAR ENDED JULY 31,                        2006           2005               2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.85     $    11.76        $     11.48     $     11.57     $     11.46
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .53 1          .57 1              .63             .65             .62
Net realized and unrealized gain (loss)                    (.10)          1.11                .25            (.11)            .11
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .43           1.68                .88             .54             .73
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.53)          (.59)              (.60)           (.63)           (.62)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $       12.75     $    12.85        $     11.76     $     11.48     $     11.57
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.41%         14.56%              7.71%           4.56%           6.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     196,704     $  189,643        $   157,338     $   146,369     $   101,126
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     193,225     $  173,663        $   156,689     $   127,280     $    75,772
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.14%          4.62%              5.26%           5.34%           5.26%
Total expenses                                             1.59%          1.59%              1.62%           1.63%           1.61%
Expenses after payments and waivers and
reduction to custodian expenses                            1.59%          1.59%              1.62%           1.63%           1.58% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      29%            30%                37%             33%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C         YEAR ENDED JULY 31,                        2006           2005               2004           2003             2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $       12.83     $    11.75        $     11.47     $     11.56     $     11.45
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .52 1          .57 1              .63             .65             .61
Net realized and unrealized gain (loss)                    (.09)          1.10                .25            (.11)            .12
                                                  ----------------------------------------------------------------------------------
Total from investment operations                            .43           1.67                .88             .54             .73
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.53)          (.59)              (.60)           (.63)           (.62)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $       12.73     $    12.83        $     11.75     $     11.47     $     11.56
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         3.41%         14.48%              7.71%           4.57%           6.55%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     220,256     $  133,569        $    76,489     $    69,916     $    47,163
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     174,354     $   96,508        $    74,956     $    60,202     $    33,327
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      4.10%          4.56%              5.25%           5.34%           5.26%
Total expenses                                             1.58%          1.59%              1.63%           1.63%           1.61%
Expenses after payments and waivers and
reduction to custodian expenses                            1.58%          1.59%              1.63%           1.63%           1.58% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      29%            30%                37%             33%             39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  44 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of
Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital.
The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities)
for which market quotations are not

                  45 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2006, the Fund had purchased $6,888,801 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $64,720,873 as of July 31, 2006, which represents
6.09% of the Fund's total assets.

      The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to pay the sponsor of the inverse floater, in certain circumstances, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater
(the "shortfall"). At July 31, 2006, the Fund's maximum aggregate exposure under such agreements is estimated at approximately $10,000,000. This exposure is diversified across underlying securities that have various credit qualities, interest rates and maturity dates. Under the terms of these agreements, the Fund maintains the right to collapse the trust issuing the inverse floater by paying the shortfall, if any, and exchanging the inverse floater for the underlying fixed rate security upon which the inverse floater is based, thereby terminating its investment in the inverse floater. The

                  46 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in the inverse floaters, as it deems appropriate. As of July 31, 2006, the Fund has not made any payments related to such agreements and it expects the risk of material future payments required under these agreements to be remote.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2006, securities with an aggregate market value of $969,913, representing 0.10% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                  47 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
    --------------------------------------------------------------------------
    $944,941                   $--             $3,561,585          $50,432,960

1. As of July 31, 2006, the Fund had $2,694,837 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2006, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              ----------------------
                              2010        $1,035,477
                              2013         1,659,360
                                          ----------
                              TOTAL       $2,694,837
                                          ==========

2. As of July 31, 2006, the Fund had $866,748 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. During the fiscal year ended July 31, 2006, the Fund utilized $526,030 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2006 and
July 31, 2005 was as follows:

                                      YEAR ENDED      YEAR ENDED
                                   JULY 31, 2006   JULY 31, 2005
      ----------------------------------------------------------
      Distributions paid from:
      Exempt-interest dividends      $38,917,871     $28,874,305

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                  48 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                 Federal tax cost of securities    $ 974,740,327
                                                   =============

                 Gross unrealized appreciation     $  54,492,633
                 Gross unrealized depreciation        (4,059,673)
                                                   -------------
                 Net unrealized appreciation       $  50,432,960
                                                   =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31,
2006, the Fund's projected benefit obligations were increased by $28,229 and payments of $4,719 were made to retired trustees, resulting in an accumulated liability of $63,339 as of July 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

                  49 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED JULY 31, 2006    YEAR ENDED JULY 31, 2005
                                     SHARES         AMOUNT       SHARES         AMOUNT
---------------------------------------------------------------------------------------
CLASS A
Sold                             20,449,939   $260,522,610   12,116,018   $151,196,257
Dividends and/or
distributions reinvested          1,082,853     13,793,427      695,852      8,652,502
Redeemed                         (4,370,506)   (55,633,893)  (2,365,369)   (29,374,616)
                                 ------------------------------------------------------
Net increase                     17,162,286   $218,682,144   10,446,501   $130,474,143
                                 ======================================================

---------------------------------------------------------------------------------------
CLASS B
Sold                              2,237,664   $ 28,510,720    2,375,112   $ 29,515,607
Dividends and/or
distributions reinvested            317,279      4,041,219      314,290      3,897,091
Redeemed                         (1,886,359)   (24,031,190)  (1,305,293)   (16,214,631)
                                 ------------------------------------------------------
Net increase                        668,584   $  8,520,749    1,384,109   $ 17,198,067
                                 ======================================================

---------------------------------------------------------------------------------------
CLASS C
Sold                              8,181,321   $104,120,434    4,460,811   $ 55,895,068
Dividends and/or
distributions reinvested            349,259      4,443,647      221,073      2,744,414
Redeemed                         (1,641,297)   (20,867,847)    (784,051)    (9,689,811)
                                 ------------------------------------------------------
Net increase                      6,889,283   $ 87,696,234    3,897,833   $ 48,949,671
                                 ======================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2006, were as follows:

                  50 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                                            PURCHASES          SALES
                 ---------------------------------------------------
                 Investment securities   $462,441,889   $209,520,233

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

        FEE SCHEDULE
        ---------------------------------------------
        Up to $200 million of net assets        0.60%
        Next $100 million of net assets         0.55
        Next $200 million of net assets         0.50
        Next $250 million of net assets         0.45
        Next $250 million of net assets         0.40
        Over $1 billion of net assets           0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2006, the Fund paid $389,649 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B and Class C shares were $5,089,067 and $2,691,282, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

                  51 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A         CLASS B         CLASS C
                              CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                            FRONT-END        DEFERRED        DEFERRED        DEFERRED
                        SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------
July 31, 2006               $ 845,762         $ 9,524       $ 383,285        $ 56,182

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3126% as of July 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2006, the average daily loan balance was
$18,232,055 at an average daily interest rate of 4.351%. The Fund had borrowings outstanding of $36,100,000 at July 31, 2006 at an interest rate of 5.3126%. The
Fund had gross borrowings and gross loan repayments of $340,000,000 and
$335,400,000, respectively, during the year ended July 31, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended July 31,
2006 was $36,100,000. The Fund paid $87,985 in fees and $789,762 in interest during the year ended July 31, 2006.

                  52 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                  53 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

                                     A-7

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below   are    summaries   of   the   rating    definitions    used   by   the
nationally-recognized  rating agencies listed below for municipal  securities.
Those ratings  represent the opinion of the agency as to the credit quality of issues that they rate. The summaries  below are based upon  publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                   MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                     C-9
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and SAI of the applicable Oppenheimer funds, the term "Retirement Plan"
refers to the following types of plans:
         1) plans created or under Sections 401(a) or 401(k) of the Internal
            Revenue Code,

         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
      Purchases of Class A shares aggregating $1 million or more.
      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.

         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
      The Manager or its affiliates.
      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

      Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

      A unit investment trust that has entered into an appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
      A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

      Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insureance companies, or serviced by recordkeepers.

      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
      Shares purchased in amounts of less than $5.

Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
      Retirement Plans that have $5 million or more in plan assets.
      Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability (as defined in the
         Internal Revenue Code).

      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
      Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
      Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(10)
         9) On account of the participant's separation from service.(11)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      Shares issued in plans of reorganization to which the Fund is a party.
      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or SAI of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
      purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
          Funds Who Were Shareholders of Connecticut Mutual Investment
                                 Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
      the Manager and its affiliates,

      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the
         Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

      dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
      dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer Pennsylvania Municipal Fund

Internet Website
     www.oppenheimerfunds.com

Investment Adviser

     OppenheimerFunds, Inc.
     Two World Financial Center,
     225 Liberty Street, 11th Floor,
     New York, New York 10281-1008

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Financial Center,
     225 Liberty Street, 11th Floor,
     New York, New York 10281-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234
PX740.0906

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

------------------------------------------------------------------------------
Oppenheimer Rochester National Municipals
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112-3924

1.800.CALL OPP (225.5677)

Statement of Additional Information dated September 27, 2006

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated September 27, 2006.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270,
Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Other Investment Techniques and Strategies...............................
     Other Investment Restrictions............................................
     Disclosure of Portfolio Holdings
How the Fund is Managed.......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................

Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................

Financial Information About the Fund

Report of Independent Registered Public Accounting Firm.......................
Financial Statements .........................................................

------------------------------------------------------------------------------
ABOUT THE FUND
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of
Additional Information ("SAI"), contains supplemental information about those policies and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund.  Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Fund does not make investments with the objective of seeking capital growth because that would be inconsistent with its goal of seeking tax-exempt income.  However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors, prior to their maturity.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security is purchased, that security will normally decline in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.  The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security.  In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors.  The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue.  These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "What Does the Fund Invest
In?" and "About the Fund's Investments."  Municipal securities are generally classified as general obligation bonds, revenue bonds and notes.  A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X| Municipal Bonds.  The Fund has classified municipal securities having a maturity (when the security is issued) of more than one (1) year as
"municipal bonds."  The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "industrial development" and "private activity" bonds).  They may have fixed, variable or floating rates of interest or may be "zero-coupon" bonds, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date.  To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is five (5) to ten (10) years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

            |_| General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest.  Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems.  The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.  Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

            |_| Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the tobacco Master Settlement Agreement.  Revenue bonds are issued to finance a wide variety of capital projects.  Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and
hospitals.

            Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds.  The Tax Reform Act of 1986 amended and reorganized, under the Internal Revenue Code of 1986, as amended (the "Internal Revenue
Code"), the rules governing tax-exemption for interest on certain types of municipal securities known as "private activity bonds" (or, "industrial development bonds" as they were referred to under pre-1986 law), the proceeds of which are used to finance various non-governmental privately owned and/or operated facilities.  Under the Internal Revenue Code, interest on private activity bonds is excludable from gross income for federal income tax purposes if the financed activities fall into one of seven categories of
"qualified private activity bonds," consisting of mortgage bonds, veterans mortgage bonds, small issue bonds, student loan bonds, redevelopment bonds, exempt facility bonds and 501(c)(3) bonds, and certain tests are met.  The types of facilities that may be financed with exempt facility bonds include airports, docks and wharves, water furnishing facilities, sewage facilities, solid waste disposal facilities, qualified residential rental projects, hazardous waste facilities and high speed intercity rail facilities.  The types of facilities that may be financed with 501(c)(3) bonds include hospitals and educational facilities that are owned by 501(c)(3)
organizations.

      Whether a municipal security is a private activity bond (the interest on which is taxable unless it is a qualified private activity bond) depends on whether (i) more than a certain percentage (generally 10%) of (a) the proceeds of the security are used in a trade or business carried on by a non-governmental person and (b) the payment of principal or interest on the security is directly or indirectly derived from such private use, or is secured by privately used property or payments in respect of such property, or (ii) more than the lesser of 5% of the issue or $5 million is used to make or finance loans to non-governmental persons.

      Moreover, a private activity bond of certain types that would otherwise be a qualified tax-exempt private activity bond will not, under Internal
Revenue Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities financed by the bond, or a "related person" of such a substantial user.  A
"substantial user" is a non-exempt person who regularly uses part of a facility in a trade or business.

      Thus, certain municipal securities could lose their tax-exempt status retroactively if the issuer or user fails to meet certain continuing requirements, for the entire period during which the securities are outstanding, as to the use and operation of the bond-financed facilities and the use and expenditure of the proceeds of such securities.  The Fund makes no independent investigation into the use of such facilities or the expenditure of such proceeds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      The payment of the principal and interest on such qualified private activity bonds is dependant solely on the ability of the facility's user to meet its financial obligations, generally from the revenues derived from the operation of the financed facility, and the pledge, if any, of real and personal property financed by the bond as security for those payments.

      Limitations on the amount of private activity bonds that each state may issue may reduce the supply of such bonds.  The value of the Fund's portfolio could be affected by these limitations if they reduce the availability of such bonds.

      Interest on certain  qualified private activity bonds that is tax-exempt
may   nonetheless  be  treated  as  a  tax  preference  item  subject  to  the alternative  minimum  tax to which  certain  taxpayers  are  subject.  If such qualified  private activity bonds are held by the Fund, a proportionate  share of the  exempt-interest  dividends paid by the Fund will constitute an item of tax preference to such shareholders.

      |X| Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one (1) year are generally known as municipal notes.  Municipal notes generally are used to provide for short-term working capital needs.  Some of the types of municipal notes the
Fund can invest in are described below.

            |_|  Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

            |_|  Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as Federal revenues available under Federal revenue-sharing programs.

            |_|  Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

            |_|  Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

            |_|  Tax-Exempt Commercial Paper. This type of short-term
obligation (usually having a maturity of 270 days or less), is issued by a municipality to meet current working capital needs.

      |X|  Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

            Some municipal lease securities may be deemed to be "illiquid"
securities.  Their purchase by the Fund would be limited as described below in "Illiquid Securities."  From time to time the Fund may invest more than 5%
of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.  Those guidelines require the Manager to evaluate:

      |_| the frequency of trades and price quotations for such securities;
      |_| the number of dealers or other potential buyers willing to purchase or sell such securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.  That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds.  Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer.  The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.
While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

TOBACCO RELATED BONDS.  The Funds may invest in two types of tobacco related bonds:  (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state's interest in the Master
Settlement Agreement ("MSA") described below, and (ii) tobacco bonds subject to a state's appropriation pledge, for which payments may come from both the
MSA revenue and the applicable state's appropriation pledge.

Tobacco Settlement Revenue Bonds. Each Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master
Settlement Agreement ("MSA"). The MSA is an agreement reached out of court in
November 1998 between 46 states and six other U.S. jurisdictions (including
Puerto Rico and Guam) and the four largest U.S. tobacco manufacturers
(Phillip Morris, RJ Reynolds, Brown & Williamson, and Lorillard).
Subsequently, a number of smaller tobacco manufacturers signed on to the MSA, bringing the current combined market share of participating tobacco manufacturers to approximately 92%.  The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment as set forth in the MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus the risk to a Fund, are highly dependent on the receipt of future settlement payments by the state or its governmental entity, as well as other factors. The actual amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline.

      Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect a Fund's net asset value.

      The MSA and tobacco manufacturers have been and continue to be subject to various legal claims.  An adverse outcome to any litigation matters relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

Tobacco Bonds Subject to Appropriation (STA) Bonds. In addition to the tobacco settlement bonds discussed above, each Fund also may invest in tobacco related bonds that are subject to a state's appropriation pledge
("STA Tobacco Bonds").  STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge.

      These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation.  Although specific provisions may vary among states, "subject to appropriation bonds" (also referred to as
"appropriation debt") are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer's general funds.  Appropriation debt differs from a state's general obligation debt in that general obligation debt is backed by the state's full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due. The appropriation is usually made annually.  While STA
Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
The Funds consider the STA Tobacco Bonds to be "municipal securities" for purposes of their concentration policies.

      Litigation Challenging the MSA.  The participating manufacturers and states in the MSA are subject to several pending lawsuits challenging the MSA and/or related state legislation or statutes adopted by the states to implement the MSA (referred to herein as the "MSA-related legislation"). One or more of the lawsuits allege, among other things, that the MSA and/or the states' MSA-related legislation are void or unenforceable under the Commerce
Clause and certain other provisions of the U.S. Constitution, the federal antitrust laws, federal civil rights laws, state constitutions, consumer protection laws and unfair competition laws.

      To date, challenges to the MSA or the states' MSA-related legislation have not been ultimately successful, although three such challenges have survived initial appellate review of motions to dismiss. Two of these three challenges (referred to herein as Grand River and Freedom Holdings) are pending in the U.S. District Court for the Southern District of New York and
have proceeded to a stage of litigation where the ultimate outcome may be determined by, among other things, findings of fact based on extrinsic evidence as to the operation and impact of the MSA and the states'
MSA-related legislation. In these two cases, certain decisions by the U.S.
Court of Appeals for the Second Circuit have created heightened uncertainty as a result of that court's interpretation of federal antitrust immunity and
Commerce Clause doctrines as applied to the MSA and the states' MSA-related legislation, which interpretation appears to conflict with interpretations by other courts that have rejected challenges to the MSA and the states'
MSA-related legislation. Prior decisions rejecting such challenges have concluded that the MSA and the MSA-related legislation do not violate the
Commerce Clause of the U.S. Constitution and are protected from antitrust challenges based on established antitrust immunity doctrines.  Such a conflict may result in significant uncertainty regarding the validity and enforceability of the MSA and/or the states' related MSA-legislation and could adversely affect payment streams associated with the MSA and the bonds.
The existence of a conflict as to the rulings of different federal courts on these issues, especially between Circuit Courts of Appeals, is one factor that the U.S. Supreme Court may take into account when deciding whether to exercise its discretion in agreeing to hear an appeal. No assurance can be given that the U.S. Supreme Court would choose to hear and determine any appeal relating to the substantive merits of the cases challenging the MSA or the states' MSA-related legislation.

      Grand River and Freedom Holdings.   Both cases are pending in the U.S.
District Court for the Southern District of New York and seek to enjoin the enforcement of states' MSA-related legislation. The Grand River case is pending against the attorneys general of 31 states.  The plaintiffs seek to enjoin the enforcement of the states' MSA-related legislation, and allege, among other things, (a) violations of federal antitrust law, the accompanying state legislation enacted pursuant to the MSA mandates or authorizes such violations and is thus preempted by federal law and that (b) the MSA and related statutes are invalid or unenforceable under the Commerce Clause of the U.S. Constitution. Grand River was remanded and remains pending in the
Southern District and the parties have engaged in discovery with respect to the antitrust and Commerce Clause claims.

      The Freedom Holdings case is pending against the attorney general and the commissioner of taxation and finance of the State of New York and is based on the same purported claims as the Grand River case.  On February 10,
2006, plaintiffs filed an amended complaint seeking (1) a declaratory judgment that the operation of the MSA and New York's MSA-related legislation implements an illegal per se output cartel in violation of the federal antitrust laws and is preempted thereby, (2) a declaratory judgment that New
York's MSA-related legislation, together with the similar legislation of other states, regulates interstate commerce in violation of the Commerce
Clause of the U.S. Constitution and (3) an injunction permanently enjoining the enforcement of New York's MSA-related legislation.

      To date, the Second Circuit is the only federal court that has sustained a Commerce Clause challenge to the MSA and MSA-related legislation after reviewing a motion to dismiss.  A final decision in these cases by the
District Court would be subject to appeal to the Second Circuit and would likely be further appealed to the U.S. Supreme Court.  A Supreme Court decision to affirm or to decline to review a Second Circuit ruling that is adverse to the participating manufacturers and states, challenging validity or enforceability of MSA or the states' MSA-related legislation, could potentially lead to invalidation of the MSA and states' MSA-related legislation in their entirety, materially affect the payment streams under the MSA and/or result in the complete loss of the Fund's outstanding investment.

      A third case challenging the MSA (Xcaliber v. Ieyoub) in federal court in Louisiana (Fifth Circuit) also has survived appellate review of motions to dismiss.  Certain non-participating manufacturers are alleging, among other things, that certain provisions of Louisiana's MSA-related legislation violate various provisions of the U.S. Constitution and the Louisiana constitution.  On March 1, 2006, the U.S. Court of Appeals for the Fifth
Circuit vacated the district court's dismissal of the plaintiffs' complaint and remanded the case for reconsideration. In addition to the three cases identified above, proceedings are pending in federal courts that challenge the MSA and/or the states' MSA-related legislation in California, Louisiana,
Oklahoma, Kansas, Kentucky, Tennessee and Arkansas. The issues raised in
Freedom Holdings or Grand River are also raised in many of these other cases.  The MSA and states' MSA-related legislation may also continue to be challenged in the future. A determination that the MSA or states' MSA-related legislation is void or unenforceable would have a material adverse effect on the payments made by the participating manufacturers under the MSA.

      Litigation Seeking Monetary Relief from Tobacco Industry Participants.
The tobacco industry has been the target of litigation for many years. Both individual and class action lawsuits have been brought by or on behalf of smokers alleging that smoking has been injurious to their health, and by non-smokers alleging harm from environmental tobacco smoke, also known as
"secondhand smoke."  Plaintiffs seek various forms of relief, including compensatory and punitive damages aggregating billions of dollars, treble/multiple damages and other statutory damages and penalties, creation of medical monitoring and smoking cessation funds, disgorgement of profits, legal fees, and injunctive and equitable relief.

      The MSA does not release participating manufacturers from liability in either individual or class action cases.  Healthcare cost recovery cases have also been brought by governmental and non-governmental healthcare providers seeking, among other things, reimbursement for healthcare expenditures incurred in connection with the treatment of medical conditions allegedly caused by smoking. The participating manufacturers are also exposed to liability in these cases, because the MSA only settled healthcare cost recovery claims of the participating states. Litigation has also been brought against certain participating manufacturers and their affiliates in foreign countries.

      The ultimate outcome of any pending or future lawsuit is uncertain.
Verdicts of substantial magnitude that are enforceable as to one or more participating manufacturers, if they occur, could encourage commencement of additional litigation, or could negatively affect perceptions of potential triers of fact with respect to the tobacco industry, possibly to the detriment of pending litigation. An unfavorable outcome or settlement or one or more adverse judgments could result in a decision by the affected participating manufacturers to substantially increase cigarette prices, thereby reducing cigarette consumption beyond the forecasts under the MSA.
In addition, the financial condition of any or all of the participating manufacturer defendants could be materially and adversely affected by the ultimate outcome of pending litigation, including bonding and litigation costs or a verdict or verdicts awarding substantial compensatory or punitive damages. Depending upon the magnitude of any such negative financial impact
(and irrespective of whether the participating manufacturer is thereby rendered insolvent), an adverse outcome in one or more of the lawsuits could substantially impair the affected participating manufacturer's ability to make payments under the MSA.

      |X| Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating
Services, a division of the McGraw-Hill Companies, Inc. ("S&P") and Fitch,
Inc. ("Fitch") represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate.  However, their ratings are general opinions and are not guarantees of quality.
Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Lower grade securities (often referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories.  In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities.  As a result they may be harder to sell at an acceptable price.  The additional risks mean that the
Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities. While securities rated "Baa" by Moody's or "BBB" by
S&P are investment grade, they may be subject to special risks and have some speculative characteristics.

      After the Fund buys a municipal security, the security may cease to be rated or its rating may be reduced.  Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's, S&P, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the
Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded."  The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.
This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      The rating definitions of Moody's, S&P and Fitch for municipal securities are contained in Appendix A to this SAI.  The Fund can purchase securities that are unrated by nationally recognized rating organizations.
The Manager will make its own assessment of the credit quality of unrated issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Taxability Risk.  The Fund will invest in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes.  Subsequent to the Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income.  As a result, the treatment of dividends previously paid or to be paid by the Fund as "exempt-interest dividends"
could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities.

Other Investment Techniques and Strategies.  In seeking its objective, the
Fund may from time to time employ the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times, and at times may not use them.

      |X| Floating Rate and Variable Rate Obligations.  Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligation.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety-one (91) day
U.S. Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted.  The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one (1)
year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.

      The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one (1) year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one (1) year and upon no more than thirty (30) days'
notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest.  Generally the issuer must provide a specified number of days' notice to the holder.  Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund's limitations on investments in illiquid securities.

     Inverse Floaters. Variable rate bonds known as "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes. As short term interest rates rise, inverse floaters produce less current income and their market value can become volatile. As short term interest rates fall, inverse floaters produce more current income. Inverse floaters are a type of derivative security.

      To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. For example, the interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument. The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions. The Fund can invest up to 35% of its total assets in inverse floaters.

      Inverse floaters may offer relatively high current income, reflecting the spread between long-term and short-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short-term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The
Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations. "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      The Fund may enter into a "shortfall and forbearance" agreement with the sponsor of an inverse floater held by the Fund. Under certain circumstances, such an agreement would commit the Fund to reimburse the sponsor of the inverse floater the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. The Fund would not be required to make such a reimbursement under standard terms of a more typical inverse floater not subject to such an agreement. Although entering into a "shortfall and forebearance" agreement would expose the Fund to the risk that it may be required to make the reimbursement described above, the Fund may receive higher interest payments than under a typical inverse floater and generally is able to defer recognizing any loss on an inverse floater covered by the shortfall and forbearance agreement.

      |X| "When-Issued" and "Delayed Delivery" Transactions.  The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" (or "forward commitment") basis.
"When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six (6) months of the purchase of municipal bonds and notes.  However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six (6) months and possibly as long as two (2) years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund.  No income begins to accrue to the
Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.  Their failure to do so may cause the
Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. In a purchase transaction, the Fund will identify on its books liquid securities of any type with a value at least equal to the purchase commitments until the Fund pays for the investment.

      When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|  Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.
This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.
Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and be required to make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X| Puts and Standby Commitments.  The Fund can acquire "stand-by commitments" or "puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

      When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the
Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The
Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.
However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the
Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security.  Any consideration paid by the Fund for the put or standby commitment will be reflected on the
Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires.  Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase Agreements.  The Fund may acquire securities subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities.

      In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.
commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Board of Trustees from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one (1) to five (5) days of the purchase.  Repurchase agreements having a maturity beyond seven (7) days are subject to the Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven (7) days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 ("Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.

      The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Fund, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |_| Illiquid Securities and Restricted Securities. The Fund has
percentage limitations that apply to purchases of illiquid and restricted securities, as stated in the Prospectus. The Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid and restricted securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions or maintain adequate liquidity.  The
Manager takes into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  Illiquid securities include repurchase agreements maturing in more than seven days.
 The Fund may also acquire restricted securities that have contractual restrictions on their public resale. Those restrictions might limit the
Fund's ability to dispose of the securities and might lower the amount the
Fund could realize upon the sale.

      |_| Borrowing for Leverage.  The Fund has the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage". Under its fundamental policies, the Fund may not borrow, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statutes, rules or regulations may be amended or interpreted from time to time.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less its liabilities, other than borrowings, except that a fund may borrow up to
5% of its total assets for temporary purposes from any person. Under the
Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. The
Fund may borrow for temporary or emergency purposes only to the extent necessary in emergency situations to meet redemption requests after using all cash held by the Fund to meet such redemption requests, other than cash necessary to pay Fund fees and expenses. If the value of a Fund's assets fails to meet the 300% asset coverage requirement, the Fund is required, within three days, to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns.  If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.  The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds.  Additionally, the
Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

      In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the
Fund. These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

       |_| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's
Board of Trustees.  These loans are limited to not more than 25% of the value of the Fund's total assets. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral.  Either type of interest may be shared with the borrower.  The
Fund may pay reasonable finder's, custodian and administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five (5) days' notice or in time to vote on any important matter.

Other Derivative Investments. The Fund can invest in other municipal derivative securities that pay interest that depends on the change in value of an underlying asset, interest rate or index.  Examples are interest rate swaps, municipal bond indices or swap indices.  Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities.
However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments.  These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |_| Hedging.  The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons.  To do so the
Fund could:

      |_| sell interest rate futures or municipal bond index futures,
      |_| buy puts on such futures or securities, or
      |_| write covered calls on securities, broadly-based municipal bond indices, interest rate futures or municipal bond index futures.

      The Fund can also write covered calls on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt.
Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities.  In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position.  For this type of hedging, the Fund could:

      |_| buy interest rate futures or municipal bond index futures, or
      |_| buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective, are approved by its Board, and are permissible under applicable regulations governing the Fund.

      |_| Futures.  The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract.
The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid or received by the Fund on the purchase or sale of a futures contract.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").
Initial margin payments will be deposited with the Fund's Custodian bank in an account registered in the futures broker's name.  However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the
Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the future for tax purposes.  Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The Fund would benefit if municipal bonds outperform U.S. Treasury
Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates (measured by each 1% change in the rates on U.S. Treasury securities).
For example, if a bond has an effective duration of three (3) years, a 1%
increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (for example, the duration of municipal bonds relative to U.S. Treasury Bonds might have been greater than anticipated).

      |_| Put and Call Options.  The Fund can buy and sell certain kinds of put options (puts) and call options (calls).  These strategies are described below.

      |_|  Writing Covered Call Options.  The Fund can write (that is, sell)
call options.  The Fund's call writing is subject to a number of restrictions:
(1)   After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.

(2)   Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of The
         NASDAQ(R)Stock Market, Inc. or traded in the over-the-counter market.

(3)   Each call the Fund writes must be "covered" while it is outstanding.
         That means the Fund must own the investment on which the call was written.

      When the Fund writes a call on a security, it receives cash (a premium).  The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine (9) months.  The exercise price may differ from the market price of the underlying security.
The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is unlikely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The
Securities and Exchange Commission is evaluating whether OTC options should be considered liquid securities.  The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for Federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract.  To do so, at the time the call is written, the Fund must cover the call by segregating in escrow in all appropriate cases an equivalent dollar value of liquid assets.
The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future.  Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

            |_|  Purchasing Puts and Calls.  The Fund may buy calls only on securities that relate to securities the Fund owns, broadly-based municipal bond indices, municipal bond index futures and interest rate futures.  It can also buy calls to close out a call it has written, as discussed above.  Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ(R), or traded in the over-the-counter market.  A call or put option may not be purchased if the purchase would cause the value of all the
Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium.  For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold
(whether or not at a profit), it will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

      Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment.  Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

      When the Fund purchases a put, it pays a premium.  The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price.
Puts on municipal bond indices are settled in cash.  Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date.  In that case the Fund will lose its premium payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

      |_| Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.
The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities.  It is possible, for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.
However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged.  It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.
All participants in the futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline.  If the Fund then does not invest in such securities because of concerns that there may be further market decline or for other reasons, the
Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

      An option position may be closed out only on a market that provides secondary trading for options of the same series.  There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could incur losses.

      |_| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they may swap a right to receive floating rate payments for fixed rate payments.  The Fund may not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will segregate liquid assets (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement.  If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.  Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_| Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment adviser
(as they may be amended from time to time), and as otherwise set forth in the
Fund's Prospectus or this SAI.

      Transactions in options by the Fund are subject to limitations established by the option exchanges.  The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert.  Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

      |_| Portfolio Turnover.  A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover."  Active and frequent trading increases the rate of portfolio turnover and could increase the Fund's transaction costs.  However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because such gains would not be tax-exempt income.  To a limited degree, the
Fund may engage in active and frequent short-term trading to attempt to take advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its maturity.  That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the
Fund may realize a capital gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The
Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

      |_| Temporary Defensive and Interim Investments. The securities the
Fund can invest in for temporary defensive purposes include the following:

            |_|  short-term municipal securities;
            |_| obligations issued or guaranteed by the U.S. Government or
          its agencies or instrumentalities;
             |_| corporate debt securities rated within the three highest
          grades by a nationally recognized rating agency;
             |_| commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency; and
             |_| certificates of deposit of domestic banks with assets of $1 billion or more.

      |_| Taxable Investments. While the Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.  To the extent it invests in taxable securities, the Fund would not be able to meet its objective of paying exempt-interest dividends to its shareholders.  Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities it would buy for temporary defensive purposes.

Other Investment Restrictions

      |_| What Are "Fundamental Policies?"  Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:
      |_| 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_| more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such.  The Fund's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |_| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to municipal securities in general, to securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities or to securities issued by investment companies.

      |_| The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities.  This limitation applies to 75% of the Fund's total assets.  The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.
      |_| The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.
      |_| The Fund may not borrow money, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      |_| The Fund cannot underwrite securities of other companies.  A permitted exception is in case it is deemed to be an underwriter under the
Securities Act of 1933 when reselling any securities held in its own portfolio.

      |_| The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      Unless the Prospectus or SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |_| Does the Fund Have Other Restrictions that are Not Fundamental
Policies?

      The Fund has several additional restrictions on its investment policies that are not fundamental, which means that they can be changed by the Board of Trustees, without obtaining shareholder approval, except that with respect to the first policy stated below, the Board of Trustees would not permit this policy to be changed to permit investments in physical commodities or commodity contracts without the vote of a majority of the Fund's outstanding voting securities.

      |_| The Fund cannot invest in securities or other investments other than municipal securities, the temporary investments described in its
Prospectus, repurchase agreements, covered calls, private activity municipal securities and hedging instruments described in "About the Fund" in the
Prospectus or this SAI.

      |_| The Fund will not invest more than 10% of its net assets in securities which are restricted as to disposition under the federal securities laws, except that the Fund may purchase without regard to this limitation restricted securities which are eligible for resale pursuant to
Rule 144A under the Securities Act of 1933.

      |_| The Fund cannot buy or sell futures contracts other than interest rate futures and municipal bond index futures.

      |_| The Fund cannot purchase securities other than hedging instruments on margin. However, the Fund may obtain short-term credits that may be necessary for the clearance of purchases and sales of securities.

|_|   The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign its assets to secure a debt. However, the use of escrow or other collateral arrangements in connection with the Fund's policy on borrowing and hedging instruments is permitted.

      |_| The Fund cannot sell securities short.

      |_|  The Fund cannot invest in other investment companies except to the extent permitted by the Act. The Fund would be permitted under this policy to invest its assets in the securities of one or more open-end management investment company for which the Manager, one of its affiliates or a successor is the investment adviser or sub-adviser. That fund or funds must have substantially the same fundamental investment objective, policies and limitations as the Fund. The Fund's policy not to concentrate its investments, as described above, also would permit the Fund to adopt a
"master-feeder" structure. Under that structure, the Fund would be a "feeder"
fund and would invest all of its assets in a single pooled "master fund" in which other feeder funds could also invest. This could enable the Fund to take advantage of potential operational and cost efficiencies in the master-feeder structure. The Fund has no present intention of adopting the master-feeder structure. If it did so, the Prospectus and this SAI would be revised accordingly.

Diversification.   The Fund intends to be "diversified" as defined in the
Investment Company Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the restrictions above.

      The Fund limits its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the
Internal Revenue Code.  If it qualifies, the Fund does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders.  To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer (other than Government securities and securities of other regulated investment companies), two or more issuers that are engaged in the same or related trades or businesses and are controlled by the Fund, or one or more qualified publicly traded partnerships (i.e., publicly-traded partnerships that are treated as partnerships for tax purposes and derive at least 90% of their income from certain passive sources).  Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the  market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

      The identification of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer.
Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.  However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Concentration. In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry.
That is done even though the bonds are municipal securities, as to which the
Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval. The Manager has no present intention of investing more than 25% of the Fund's total assets in securities paying interest from revenues of similar type projects or in industrial development bonds. This is not a fundamental policy and therefore could be changed without shareholder approval. However, if that change were made, the
Prospectus or this SAI would be supplemented to reflect the change.
The Manager categorizes tobacco industry related municipal bonds as either tobacco settlement revenue bonds or tobacco bonds that are subject to appropriation ("STA Bonds"). For purposes of the Funds' industry concentration policies, STA Bonds are considered to be "municipal" bonds, as distinguished from "tobacco" bonds.  As municipal bonds, STA Bonds are not within any industry and are not subject to the Funds' industry concentration policies.
For the purposes of the Fund's policy not to concentrate in securities of issuers as described in the investment restrictions listed in the Prospectus and this SAI, the Fund has adopted the industry classifications set forth in
Appendix B to this SAI. This is not a fundamental policy. Bonds which are refunded with escrowed U.S. government securities are considered U.S.
government securities for purposes of the Fund's policy not to concentrate.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q,
            which are publicly available at the SEC.  In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a
            15-day lag.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

o     Dealers to obtain price quotations where the Fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

          Portfolio  managers  and  analysts  may,  subject  to the  Manager's policies  on  communications  with the  press  and  other  media,  discuss portfolio  information in interviews  with members of the media, or in due diligence or similar  meetings with clients or  prospective  purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Fund has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Fund Is Managed

Organization and History.  The Fund is a series Oppenheimer Multi-State
Municipal Trust (referred to as the "Trust), and is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest.  The Fund was organized as a Massachusetts business trust in 1989.  In 1993, the Trust was reorganized as a multi-series business trust (now called Oppenheimer Multi-State Municipal Trust). The Fund
(formerly known as Oppenheimer Florida Municipal Fund) was added as a separated series of the Trust in 1993. In September 2001, the Fund was renamed "Oppenheimer Rochester National Municipals". Each of the three series of the Trust is a separate fund that issues its own shares, has its own investment portfolio, and has its own assets and liabilities.

      |X| Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights, preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C.  All classes invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,

o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
      will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and

o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X| Meetings of Shareholders.  As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X| Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee.  Each  committee is comprised solely of Trustees who are not "interested persons" under the
Investment company Act (the "Independent Trustees").  The members of the
Audit Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A.
Randall, and Joseph M. Wikler. The Audit Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2006.  The Audit Committee furnishes the
Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent
Auditors"). Other main functions of the Audit Committee outlined in the Audit
Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii)
reviewing reports from the Fund's independent Auditors regarding  the Fund's internal accounting procedures and controls; (iii)  reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the Independent
Trustees; (v) reviewing the independence of the Fund's independent Auditors;
and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian
F. Wruble.  The Regulatory & Oversight Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2006.  The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are, Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold.
The Governance Committee held 9 meetings during the Fund's fiscal year ended
July 31, 2006.   The Governance Committee reviews the Fund's governance
guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance
Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the office of OppenheimerFunds, Inc., Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, to the
attention of the Board of Trustees of Oppenheimer Rochester National
Municipals, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should not that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed and "interested person".

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      The members of the Proxy Committee are Russell S. Reynolds Jr.
(Chairman), Matthew P. Fink and Mary F. Miller.  The Proxy Committee held 2 meetings during the Fund's fiscal year ended July 31, 2006.  The Proxy
Committee provides the Board with recommendations for proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

Trustees and Officers of the Fund.  Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I
Funds"):

Oppenheimer AMT-Free Municipals            Oppenheimer International Value Fund
                                           Oppenheimer Limited Term California
Oppenheimer AMT-Free New York Municipals   Municipal Fund
Oppenheimer Balanced Fund                  Oppenheimer Money Market Fund, Inc.
Oppenheimer California Municipal Fund      Oppenheimer Multi-State Municipal Trust
Oppenheimer Capital Appreciation Fund      Oppenheimer Portfolio Series
Oppenheimer Developing Markets Fund        Oppenheimer Real Estate Fund
Oppenheimer Discovery Fund
                                           Oppenheimer Rochester Massachusetts
Oppenheimer Dividend Growth Fund           Municipal Fund
                                           Oppenheimer Rochester Michigan Municipal
Oppenheimer Emerging Growth Fund           Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Rochester Ohio Municipal Fund
                                           Oppenheimer Rochester Virginia Municipal
Oppenheimer Enterprise Fund                Fund
Oppenheimer Global Fund                    Oppenheimer Select Value Fund
Oppenheimer Global Opportunities Fund      Oppenheimer Series Fund, Inc.
Oppenheimer Gold & Special Minerals Fund   OFI Tremont Core Strategies Hedge Fund
Oppenheimer Growth Fund                    OFI Tremont Market Neutral Hedge Fund
                                           Oppenheimer Tremont Market Neutral Fund
Oppenheimer International Diversified Fund LLC
Oppenheimer International Growth Fund      Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Small Company
Fund                                       Oppenheimer U.S. Government Trust

      In addition to being a Board member
of each of the Board I Funds, Messrs.
Galli and Wruble are directors or
trustees of ten other portfolios in the
OppenheimerFunds complex.

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value  without  sales  charge.  The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

     Messrs. Fielding,  Cottier, Loughran, Willis, Gillespie,  Murphy, Petersen,
Sziliagyi,  Vandehey,  Wixted,  and Zack,  and Mss.  Bloomberg and Ives, who are
officers of the Fund  respectively hold the same offices with one or more of the other Board I Funds.  As of September 1, 2006,  the Trustees and officers of the
Fund, as a group,  owned of record or beneficially  less than 1% of any class of shares.  The foregoing  statement  does not reflect  ownership of shares held of record by an employee benefit plan for employees of the Manager,  other than the shares  beneficially  owned  under that plan by the  officers of the Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family members) own securities of either the Manager or Distributor of the Board
I Funds or of any entity  directly or indirectly  controlling,  controlled by or under common control with the Manager or the Distributor.

     Biographical  Information.  The Trustees and officers, their positions with the Fund,  length of service in such  position(s) and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term or until his or her resignation, retirement, death or removal.

           Independent Trustees

-----------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5    Dollar     Aggregate
                                                                       Dollar
                                                                       Range Of
                   Years;                                   Range of   Shares
Position(s) Held   Other Trusteeships/Directorships Held    Shares     Beneficially
with Fund,         by Trustee;                              BeneficiallOwned in
Length of Service, Number of Portfolios in Fund Complex     Owned in   Supervised
Age                Currently Overseen                       the Fund   Funds
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                                              As of December 31,

                                                                     2005

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Clayton K.         Director of American Commercial Lines    None       Over
Yeutter, Chairman  (barge company) (since January 2005);               $100,000
of the Board of    Attorney at Hogan & Hartson (law firm)
Trustees since     (since June 1993); Director of Covanta
2003;              Holding Corp. (waste-to-energy company)
Trustee since 1993 (since 2002); Director of Weyerhaeuser
Age: 75            Corp. (1999-April 2004); Director of
                   Caterpillar, Inc. (1993-December 2002);
                   Director of ConAgra Foods (1993-2001);
                   Director of Texas Instruments
                   (1993-2001); Director of  FMC
                   Corporation (1993-2001). Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Matthew P. Fink    Trustee of the Committee for Economic    None       Over
Trustee since 2005 Development (policy research                        $100,000
Age: 65            foundation) (since 2005); Director of
                   ICI Education Foundation (education
                   foundation) (October 1991-August 2006);
                   President of the Investment Company
                   Institute (trade association) (October
                   1991-June 2004); Director of ICI Mutual
                   Insurance Company (insurance company)
                   (1991-2004). Oversees 43 portfolios in
                   the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Robert G. Galli,   A trustee or director of other           None       Over
Trustee since 1994 Oppenheimer funds. Oversees 53                      $100,000
Age: 72            portfolios in the OppenheimerFunds

                   complex.
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Phillip A.         A Director of GSI Lumonics Inc.          None       Over
Griffiths,         (precision medical equipment supplier)              $100,000
Trustee, since     (since 2001); Trustee of Woodward
1999               Academy, (since 1983); Senior Advisor
Age: 67            of The Andrew W. Mellon Foundation

                   (since 2001); Member of the National
                   Academy of Sciences (since 1979);
                   Member of the American Philosophical
                   Society (since 1996); Council on
                   Foreign Relations (since 2002);
                   Director of the Institute for Advanced
                   Study (1991-2004); Director  of Bankers
                   Trust New York Corporation (1994-1999).
                   Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Mary F. Miller,    Trustee of the American Symphony         None       Over
Trustee since 2004 Orchestra (not-for-profit) (since                   $100,000
Age: 63            October 1998); Senior Vice President

                   and General Auditor of American Express
                   Company (financial services company)
                   (July 1998-February 2003). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Joel W. Motley,    Director of Columbia Equity Financial    None       Over
Trustee since 2002 Corp. (privately-held financial                     $100,000
Age: 53            adviser) (since 2002); Managing

                   Director of Carmona Motley, Inc.
                   (privately-held financial adviser)
                   (since January 2002); Managing Director
                   of Carmona Motley Hoffman Inc.
                   (privately-held financial adviser)
                   (January 1998-December 2001); Member of
                   the Finance and Budget Committee of the
                   Council on Foreign Relations, the
                   Investment Committee of the Episcopal
                   Church of America, the Investment
                   Committee of Human Rights Watch and the
                   Investment Committee of Historic Hudson
                   Valley. Oversees 43 portfolios in the
                   OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Kenneth A.         Director of Dominion Resources, Inc.     None       Over
Randall, Trustee   (electric utility holding company)                  $100,000

since 1989         (February 1972-October 2005); Former
Age: 78            Director of Prime Retail, Inc. (real

                   estate investment trust), Dominion

                   Energy Inc. (electric power and oil &
                   gas producer), Lumbermens Mutual
                   Casualty Company, American Motorists
                   Insurance Company and American
                   Manufacturers Mutual Insurance Company;
                   Former President and Chief Executive
                   Officer of The Conference Board, Inc.
                   (international economic and business
                   research). Oversees 43 portfolios in
                   the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Russell S.         Chairman of The Directorship Search      None       $10,001-$50,000
Reynolds, Jr.,     Group, Inc. (corporate governance

Trustee since 1989 consulting and executive recruiting)

Age: 74            (since 1993); a Life Trustee of
                   International House (non-profit
                   educational organization); Former
                   Trustee of The Historical Society of
                   the Town of Greenwich. Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Joseph M. Wikler,  Director of the following medical        None       $50,001-$100,000
Trustee since      device companies: Medintec (since 1992)

August 2005        and Cathco (since 1996); Director of
Age: 65            Lakes Environmental Association (since
                   1996); Member of the Investment
                   Committee of the Associated Jewish
                   Charities of Baltimore (since 1994);
                   Director of Fortis/Hartford mutual
                   funds (1994-December 2001). Oversees 43
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Peter I. Wold      President of Wold Oil Properties, Inc.   None       Over
Trustee since      (oil and gas exploration and production             $100,000
September 2005     company) (since 1994); Vice President,
Age: 58            Secretary and Treasurer of Wold Trona
                   Company, Inc. (soda ash processing and
                   production) (since 1996); Vice
                   President of Wold Talc Company, Inc.
                   (talc mining) (since 1999); Managing
                   Member of Hole-in-the-Wall Ranch
                   (cattle ranching) (since 1979);
                   Director and Chairman of the Denver
                   Branch of the Federal Reserve Bank of
                   Kansas City (1993-1999); and Director
                   of PacifiCorp. (electric utility)
                   (1995-1999). Oversees 43 portfolios in
                   the OppenheimerFunds complex.

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Brian F. Wruble    General Partner of Odyssey Partners,     None       Over
Trustee since 2005 L.P. (hedge fund) (since September                  $100,000
Age: 63            1996); Director of Special Value

                   Opportunities Fund, LLC (registered

                   investment company) (since September
                   2004); Member of Zurich Financial
                   Investment Advisory Board (insurance)
                   (since October 2004); Board of
                   Governing Trustees of The Jackson
                   Laboratory (non-profit) (since August
                   1990); Trustee of the Institute for
                   Advanced Study (non-profit educational
                   institute) (since May 1992); Special
                   Limited Partner of Odyssey Investment
                   Partners, LLC (private equity
                   investment) (January 1999-September
                   2004); Trustee of Research Foundation
                   of AIMR  (2000-2002) (investment
                   research, non-profit); Governor, Jerome
                   Levy Economics Institute of Bard
                   College (August 1990-September 2001)
                   (economics research); Director of Ray &
                   Berendtson, Inc. (May 2000-April 2002)
                   (executive search firm). Oversees 53
                   portfolios in the OppenheimerFunds
                   complex.

-----------------------------------------------------------------------------------

      Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.  Mr. Murphy serves as  Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                    Years;                                    Range of   Shares
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Beneficially
with Fund,          Trustee;                                  BeneficiallOwned in
Length of Service   Number of Portfolios in Fund Complex      Owned in   Supervised
Age                 Currently Overseen by Trustee             the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2005

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,     Chairman, Chief Executive Officer and     None          Over
President and       Director (since June 2001) and President              $100,000
Trustee,  since     (since September 2000) of the Manager;
2001                President and Director or Trustee of
Age: 57             other Oppenheimer funds; President and

                    Director of Oppenheimer Acquisition
                    Corp. ("OAC") (the Manager's parent
                    holding company) and of Oppenheimer
                    Partnership Holdings, Inc. (holding

                    company subsidiary of the Manager)
                    (since July 2001); Director of
                    OppenheimerFunds Distributor, Inc.
                    (subsidiary of the Manager) (since
                    November 2001); Chairman and Director of
                    Shareholder Services, Inc. and of
                    Shareholder Financial Services, Inc.
                    (transfer agent subsidiaries of the
                    Manager) (since July 2001); President
                    and Director of OppenheimerFunds Legacy
                    Program (charitable trust program
                    established by the Manager) (since July
                    2001); Director of the following
                    investment advisory subsidiaries of the
                    Manager: OFI Institutional Asset
                    Management, Inc., Centennial Asset
                    Management Corporation, Trinity
                    Investment Management Corporation and
                    Tremont Capital Management, Inc. (since
                    November 2001), HarbourView Asset
                    Management Corporation and OFI Private
                    Investments, Inc. (since July 2001);
                    President (since November 1, 2001) and
                    Director (since July 2001) of
                    Oppenheimer Real Asset Management, Inc.;
                    Executive Vice President of
                    Massachusetts Mutual Life Insurance
                    Company (OAC's parent company) (since
                    February 1997); Director of DLB
                    Acquisition Corporation (holding company
                    parent of Babson Capital Management LLC)
                    (since June 1995); Member of the
                    Investment Company Institute's Board of
                    Governors (since October 3, 2003); Chief
                    Operating Officer of the Manager
                    (September 2000-June 2001); President
                    and Trustee of MML Series Investment
                    Fund and MassMutual Select Funds
                    (open-end investment companies)
                    (November 1999-November 2001); Director
                    of C.M. Life Insurance Company
                    (September 1999-August 2000); President,
                    Chief Executive Officer and Director of
                    MML Bay State Life Insurance Company
                    (September 1999-August 2000); Director
                    of Emerald Isle Bancorp and Hibernia
                    Savings Bank (wholly-owned subsidiary of
                    Emerald Isle Bancorp) (June 1989-June
                    1998). Oversees 91 portfolios as a
                    Trustee or Director and officer in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------

The addresses of the officers in the chart below are as follows: for Messrs.
Fielding, Cottier, Loughran, Willis, Gillespie and Zack and Ms. Bloomberg,
Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
York 10281-1008, for Messrs. Petersen, Sziligyi, Vandehey, and Wixted and Ms.
Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924.  Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                             Other Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund, Length of
Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald H. Fielding,     Senior Vice  President of the Manager  since  January  1996;
Vice President and      Chairman of the  Rochester  Division  of the  Manager  since
Portfolio Manager       January   1996.   An  officer  of  18   portfolios   in  the
since 1996              OppenheimerFunds complex.
Age: 57

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Scott Cottier, Vice     Vice President of the Manager since 2002;  portfolio manager
President since 2005    and trader at Victory  Capital  Management  (1999-2002);  an
and Portfolio Manager   officer of 18 portfolios in the OppenheimerFunds complex.
since 2005
Age: 35

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Daniel G. Loughran,     Vice  President of the Manager  since April 2001; an officer
Vice President since    of 18 portfolios in the OppenheimerFunds complex.
2005 and Portfolio
Manager since 2001
Age: 43

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Troy Willis, Vice       Associate  Portfolio  Manager  of the  Manager  since  2003;
President since 2005    corporate  attorney for Southern Resource Group (1999-2003);
and Portfolio Manager   an officer of 18 portfolios in the OppenheimerFunds complex.
since 2005
Age: 34

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice  President and Chief  Compliance  Officer of the
Vice President and      Manager    (since   March   2004);    Vice    President   of
Chief Compliance        OppenheimerFunds   Distributor,   Inc.,   Centennial   Asset
Officer since 2004      Management   Corporation  and  Shareholder  Services,   Inc.
Age: 56                 (since June 1983).  Former Vice  President  and  Director of
                        Internal  Audit  of the  Manager  (1997-February  2004).  An
                        officer of 91 portfolios in the OppenheimerFunds complex

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer of the Manager  (since
Treasurer and           March 1999);  Treasurer of the following:  HarbourView Asset
Principal Financial &   Management  Corporation,   Shareholder  Financial  Services,
Accounting Officer      Inc.,  Shareholder  Services,  Inc.,  Oppenheimer Real Asset
since 1999              Management   Corporation,    and   Oppenheimer   Partnership
Age: 46                 Holdings,  Inc. (since March 1999), OFI Private Investments,
                        Inc.  (since  March  2000),  OppenheimerFunds  International
                        Ltd.  (since  May  2000),  OppenheimerFunds  plc  (since May
                        2000),  OFI  Institutional  Asset  Management,  Inc.  (since
                        November   2000),   and   OppenheimerFunds   Legacy  Program
                        (charitable  trust  program   established  by  the  Manager)
                        (since June 2003);  Treasurer and Chief Financial Officer of
                        OFI Trust Company (trust company  subsidiary of the Manager)
                        (since May 2000); Assistant Treasurer of the following:  OAC
                        (since March  1999),Centennial  Asset Management Corporation
                        (March  1999-October  2003)  and   OppenheimerFunds   Legacy
                        Program  (April   2000-June   2003);   Principal  and  Chief
                        Operating  Officer  of  Bankers  Trust  Company-Mutual  Fund
                        Services  Division (March 1995-March 1999). An officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian Petersen,         Assistant Vice President of the Manager (since August
Assistant Treasurer     2002); Manager/Financial Product Accounting of the Manager

since 2004              (November 1998-July 2002). An officer of 91 portfolios in
Age: 36                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian C. Szilagyi,      Assistant  Vice  President of the Manager (since July 2004);
Assistant Treasurer     Director of  Financial  Reporting  and  Compliance  of First
since 2005              Data  Corporation   (April   2003-July  2004);   Manager  of
Age: 36                 Compliance  of Berger  Financial  Group LLC (May  2001-March
                        2003);  Director of Mutual Fund  Operations at American Data
                        Services,  Inc.  (September 2000-May 2001). An officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager;  General  Counsel
Age: 58                 and  Director  of the  Distributor  (since  December  2001);
                        General Counsel of Centennial Asset  Management  Corporation
                        (since  December  2001);  Senior Vice  President and General
                        Counsel of HarbourView Asset Management  Corporation  (since
                        December 2001);  Secretary and General Counsel of OAC (since
                        November 2001);  Assistant  Secretary (since September 1997)
                        and  Director  (since  November  2001)  of  OppenheimerFunds
                        International Ltd. and OppenheimerFunds  plc; Vice President
                        and  Director  of  Oppenheimer  Partnership  Holdings,  Inc.
                        (since  December 2002);  Director of Oppenheimer  Real Asset
                        Management,   Inc.  (since   November  2001);   Senior  Vice
                        President,  General  Counsel  and  Director  of  Shareholder
                        Financial  Services,  Inc. and  Shareholder  Services,  Inc.
                        (since  December  2001);  Senior  Vice  President,   General
                        Counsel and  Director of OFI Private  Investments,  Inc. and
                        OFI Trust Company (since November  2001);  Vice President of
                        OppenheimerFunds  Legacy Program  (since June 2003);  Senior
                        Vice  President  and  General  Counsel of OFI  Institutional
                        Asset  Management,  Inc. (since November 2001);  Director of
                        OppenheimerFunds   (Asia)  Limited  (since  December  2003);
                        Senior  Vice  President  (May  1985-December  2003),  Acting
                        General Counsel (November  2001-February 2002) and Associate
                        General  Counsel  (May  1981-October  2001) of the  Manager;
                        Assistant Secretary of the following:  Shareholder Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001),   and
                        OppenheimerFunds      International     Ltd.      (September
                        1997-November  2001).  An  officer of 91  portfolios  in the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 40                 October  2003) of the  Distributor;  Assistant  Secretary of

                        Centennial  Asset  Management   Corporation  (since  October
                        2003);   Vice   President   and   Assistant   Secretary   of
                        Shareholder   Services,   Inc.   (since   1999);   Assistant
                        Secretary   of    OppenheimerFunds    Legacy   Program   and
                        Shareholder Financial Services,  Inc. (since December 2001);
                        Assistant  Counsel  of  the  Manager  (August   1994-October
                        2003).  An officer of 91 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and Associate  Counsel of the Manager (since
Assistant Secretary     May 2004);  First Vice President  (April  2001-April  2004),
since 2004              Associate  General  Counsel   (December   2000-April  2004),
Age:  38                Corporate   Vice  President   (May   1999-April   2001)  and
                        Assistant  General Counsel (May  1999-December  2000) of UBS
                        Financial    Services    Inc.     (formerly,     PaineWebber
                        Incorporated).   An   officer  of  91   portfolios   in  the
                        OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior  Vice  President  and Deputy  General  Counsel of the
Assistant Secretary     Manager  (since  September  2004);  Mr.  Gillespie  held the
since 2004              following positions at Merrill Lynch Investment  Management:
Age: 42                 First  Vice  President   (2001-September   2004);   Director
                        (2000-September  2004) and Vice  President  (1998-2000).  An
                        officer of 91 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|                 Remuneration of the Officers and Trustees. The
officers and the interested Trustee of the Fund, who are affiliated with the
Manager, receive no salary or fee from the Fund. The Independent Trustees'
compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended July 31, 2006. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee (if applicable) of the Boards of the
Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.

-------------------------------------------------------------------------------------
Name and Other Fund        Aggregate      Retirement     Estimated        Total
                                           Benefits        Annual      Compensation
                          Compensation    Accrued as      Benefits    From the Fund

Position(s)                 From the     Part of Fund       Upon         and Fund
(as applicable)            Fund((1))       Expenses    Retirement((2))   Complex

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                          Fiscal year ended July 31,                    Year ended
                                                                       December 31,
                                     2006                                  2005

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Clayton K. Yeutter         $12,011(3)      $13,810        $103,146       $173,700

Chairman of the Board
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Matthew P. Fink              $7,262         $7,635         $9,646        $61,936

Proxy Committee Member
and Regulatory &
Oversight Committee
Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli

Regulatory & Oversight       $8,942        $42,593     $107,096((4))  $264,812((5))
Committee Chairman

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A. Griffiths
Governance Committee

Chairman and Regulatory   $10,425((6))     $22,234        $42,876        $150,760
& Oversight Committee
Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mary F. Miller
Audit Committee Member

and Proxy Committee          $7,384        $11,462        $11,216        $103,254
Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley
Audit Committee

Chairman and Regulatory   $10,425((7))      $9,746        $27,099        $150,760
& Oversight Committee
Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kenneth A. Randall           $9,271       None((8))       $91,953        $134,080

Audit Committee Member
and Governance
Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Russell S. Reynolds, Jr.     $7,614        $23,417        $72,817        $108,593

Proxy Committee
Chairman and Governance
Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joseph M. Wikler((9))      $6,451(10)      $37,484        $26,401      $60,386(11)

Audit Committee Member
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Peter I. Wold ((9))
Governance Committee         $6,451        $22,352        $25,454      $60,386(12)
Member

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian F. Wruble(1(3))        $6,075         $6,550     $49,899(1(4))  $159,354(1(5))

Regulatory & Oversight
Committee Member
-------------------------------------------------------------------------------------

1....."Aggregate  Compensation  From the  Fund"  includes  fees  and  deferred compensation, if any.
2.    "Estimated  Annual Benefits Upon Retirement" is based on a straight life payment plan  election  with the  assumption  that a Trustee will retire at the  age of 75 and is  eligible  (after  7 years  of  service)  to  receive retirement  plan  benefits  with  respect  to  certain  Board  I  Funds  as described below under "Retirement Plan for Trustees."
3.    Includes $3,003 deferred by Mr. Yeutter under the Deferred  Compensation
   Plan described below.
4.    Includes $49,811 estimated  benefits to be paid to Mr. Galli for serving as a trustee or director of 10 other  Oppenheimer  funds that are not Board
   I Funds.
5.    Includes  $135,500  paid to Mr. Galli for serving as trustee or director of 10 other  Oppenheimer  funds (at December 31, 2005) that are not Board I
   Funds.
6.    Includes   $10,425   deferred  by  Mr.  Griffiths  under  the  "Deferred
   Compensation Plan" described below.
7.    Includes $4,170 deferred by Mr. Motley under the "Deferred  Compensation
   Plan" described below.
8.    Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
9.    Mr. Wikler and Mr. Wold were elected as Board members of 23 of the
   Board I Funds, including the Fund as of August 17, 2005. They had served as Board members of the other 10 other Board I Funds prior to that date.
10.   Includes $3,068 deferred by Mr. Wikler under the "Deferred
   Compensations Plan" described below.
11.   Includes $6,686 paid to Mr. Wikler for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that was not a Board
   I Fund.
12.   Includes $6,686 paid to Mr. Wold for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that was not a Board
   I Fund.
13.   Mr. Wruble was appointed as Trustee of the Board I Funds on October 10,
   2005.
14.   Estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds. Mr.
   Wruble's service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board I retirement plan, described below.
15.   Includes $135,500 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds at (December 31, 2005) that are not
   Board I Funds.

|X|   Retirement Plan for Trustees. Certain Board I Funds have adopted a retirement plan that provides for payments to retired Independent Trustees.
Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A
Trustee must serve as director or trustee for any of the Board I Funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the Trustee's compensation, including future compensations and the length of his or her service on the Board.

|X|   Deferred Compensation Plan. The Board of the Trustees has adopted a
Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan is determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect a
Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      |X|  Major Shareholders.  As of September 1, 2006, the only persons or entities who owned of record or who were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

      Citigroup Global Mkts Inc. Attn. Cindy Tempesta, 7th Floor 333 West
34th Street, New York, New York 10001-2483, which owned 21,011,376.290 Class
A shares (7.19% of the Class A shares then outstanding) for the benefit of its customers.

      Charles Schwab & Co Inc. Special Custody acct for the exclusive benefit of customers, Attn. Mutual Funds, 101 Montgomery St. San Francisco CA
94104-4122, which owned 29,680,778.426 Class A shares (10.16% of the Class A shares then outstanding) for the benefit of its customers.

      MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#XXXX,
4800 Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
20,678,725.860 Class A shares (7.08% of the Class A shares then outstanding)
for the benefit of its customers.

      Citigroup Global Mkts Inc. Attn. Cindy Tempesta, 7th Floor 333 West
34th Street, New York, New York 10001-2483, which owned 4,755,487.009 Class B shares (10.61% of the Class B shares then outstanding) for the benefit of its customers.

      MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#97CM4,
4800 Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
4,471,429.408 Class B shares (9.98% of the Class B shares then outstanding)
for the benefit of its customers.

      MLPF&S for the sole benefit of its customers, Attn. Fund ADMN/#97HF7,
4800 Deer Lake Drive East Floor 3, Jacksonville, FL 32246-6484, which owned
26,300,224.368 Class C shares (24.12% of the Class C shares then outstanding)
for the benefit of its customers.

      Citigroup Global Mkts Inc. 109801250, Attn. Cindy Tempesta, 7th Floor
333 West 34th Street, New York, New York 10001-2483, which owned
12,500,488.179 Class C shares (11.46% of the Class C shares then outstanding)
for the benefit of its customers.

The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      |X| Code of Ethics.  The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090.
The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at
http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C.
20549-0102.

|X| Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund ("portfolio proxies").  The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting.

The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the Manager or an affiliate of the
Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures:  (1) if the proposal that gives rise to the conflict is specifically addressed in the
Guidelines, the Manager will vote the portfolio proxy in accordance with the
Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
      Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

o     The Fund opposes proposals to classify the board of directors or trustees.

o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.

o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
      The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

         The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement.  The investment advisory agreement lists examples of expenses paid by the Fund.  The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost.  The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole.  The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.  The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.

--------------------------------------------------------------------

        Fiscal Year                 Management Fees paid to
        Ended 7/31                  OppenheimerFunds, Inc.

--------------------------------------------------------------------
--------------------------------------------------------------------
           2004                           $4,646,275
--------------------------------------------------------------------
--------------------------------------------------------------------
           2005                           $9,270,643
--------------------------------------------------------------------
--------------------------------------------------------------------

           2006                           $16,430,868

--------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustains in connection with matters to which the agreement relates.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor.  If the Manager shall no longer act as investment adviser to the Fund, the Manager can withdraw its permission to the Fund to use the name "Oppenheimer" as part of its name.

       Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Ronald H. Fielding, Scott Cottier,
      Daniel G. Loughran, Troy Willis, Mark DeMitry, Marcus Franz  and
      Michael Camarella (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

             Other Accounts Managed.  In addition to managing the
      Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier,
      Willis, DeMitry, Franz and Camarella also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by the Portfolio Managers as of
      July 31, 2006.  No account has a performance-based advisory fee:

   Portfolio       Registered   Total    Other        Total    Other   Total
                                                    Assets in
                               Assets in              Other
                              Registered Pooled      Pooled              Assets
                   Investment Investment InvestmentInvestment          in Other
                   Companies   Companies Vehicles   Vehicles   AccountsAccounts

   Manager          Managed   Managed(1)  Managed  Managed(1)  Managed Managed(2)

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Ronald H.          13     $20,987.90    None       None      None      None
   Fielding

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Daniel G.          13     $20,987.90    None       None      None      None
   Loughran

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Scott Cottier      13     $20,987.90    None       None      None      None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Troy Willis        13     $20,987.90    None       None      None      None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Mark DeMitry       13     $20,987.90    None       None      None      None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Marcus Franz       13     $20,987.90    None       None      None      None

   -------------------------------------------------------------------------------
   -------------------------------------------------------------------------------

   Michael            13     $20,987.90    None       None      None      None
   Camarella

   ================

   1. In millions.

   2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

      As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example the
Portfolio Managers may need to allocate investment opportunities between the
Fund and another fund or accounts having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the
Fund, or they may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.  As of
July 31, 2006, the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management.  The Lipper benchmark with respect to the
Fund is Lipper - High Yield Municipal Debt Funds.  Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
Portfolio Managers' compensation is not based on the total value of the
Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers.  The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

     Ownership of Fund Shares.  As of July 31, 2006, the Portfolio  Managers did
not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

     Brokerage  Provisions  of the  Investment  Advisory  Agreement.  One of the
duties of the Manager under the investment  advisory agreement is to arrange the portfolio  transactions for the Fund. The advisory agreement contains provisions relating to the  employment  of  broker-dealers  to effect the Fund's  portfolio transactions.  The Manager is  authorized  by the  advisory  agreement to employ broker-dealers,  including  "affiliated" brokers, as that term is defined in the
Investment  Company Act, that the Manager thinks,  in its best judgment based on all  relevant  factors,  will  implement  the policy of the Fund to  obtain,  at reasonable expense,  the "best execution" of the Fund's portfolio  transactions.
"Best execution" means prompt and reliable execution at the most favorable price obtainable  for the services  provided.  The Manager  need not seek  competitive commission bidding.  However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions  paid to the extent  consistent with the  interests  and  policies  of the Fund as  established  by its Board of
Trustees.

     Under the investment  advisory  agreement,  in choosing  brokers to execute portfolio  transactions for the Fund, the Manager may select brokers (other than affiliates)  that provide both brokerage and research  services to the Fund. The commissions  paid to those brokers may be higher than another  qualified  broker would  charge,  if  the  Manager  makes  a good  faith  determination  that  the commission is fair and reasonable in relation to the services provided.

     Brokerage  Practices  Followed  by  the  Manager.   The  Manager  allocates
brokerage  for the Fund subject to the  provisions  of the  investment  advisory agreement  and  other  applicable  rules and  procedures  described  below.  The
Manager's  portfolio managers directly place trades and allocate brokerage based upon their judgment as to the execution  capability of the broker or dealer. The
Manager's executive officers supervise the allocation of brokerage.

     Most securities purchases made by the Fund are in principal transactions at net prices (i.e., without commissions). The Fund usually deals directly with the selling or purchasing  principal or market maker without  incurring  charges for the  services of a broker on its behalf.  Portfolio  securities  purchased  from underwriters  include  a  commission  or  concession  paid by the  issuer to the underwriter in the price of the security.  Portfolio  securities  purchased from dealers  include a spread between the bid and asked price.  Therefore,  the Fund generally does not incur substantial brokerage costs. On occasion,  however, the
Manager may determine  that a better price or execution may be obtained by using the services of a broker on an agency basis. In that  situation,  the Fund would incur a brokerage commission.

     Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which could  affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same  security by more than one of the funds  managed by the Manager or its affiliates.  The transactions under those combined orders are generally allocated on a pro rata basis based on the funds' respective net asset sizes and other factors, including the funds' cash flow requirements, investment policies and guidelines and capacity.

     Rule  12b-1  under  the  Investment  Company  Act  prohibits  any fund from compensating  a broker or dealer for  promoting or selling the fund's  shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2)  directing  any other  remuneration  to that  broker or  dealer,  such as commissions,  mark-ups,  mark  downs or other  fees  from the  fund's  portfolio transactions,  that were  effected  by another  broker or dealer  (these  latter arrangements  are considered to be a type of "step-out"  transaction).  In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's  portfolio  transanctions,   and  (2)  the  Fund,  the  Manager  and  the
Distributor  from entering into  agreements  or  understandings  under which the
Manager  directs or is  expected  to direct the Fund's  brokerage  directly,  or through a "step-out"  arrangement,  to any broker or dealer in  consideration  of that  broker's or dealer's  promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other  accounts  advised by the  Manager or its  affiliates.  Investment  research  may be  supplied  to the
Manager by the broker or by a third party at the  instance  of a broker  through which trades are placed.

     Investment research services include information and analyses on particular companies  and  industries  as well as market or economic  trends and  portfolio strategy,  market quotations for portfolio evaluations,  analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

     Although  the Manager  currently  does not do so, the Board of Trustees may permit the Manager to use stated  commissions on secondary  fixed-income  agency trades to obtain research if the broker  represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission,  and (iii), the trade is not a riskless principal  transaction.  The Board of Trustees may also permit the Manager to use commissions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

     The research  services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and  comparisons  for  consideration,  and helps the  Manager  to obtain  market information  for the valuation of securities  that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the  commissions  paid to brokers  furnishing  such services, together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

     During the fiscal years ended July 31, 2004,  2005 and 2006,  the Fund paid no brokerage commissions.

Distribution and Service Plans

     The Distributor.  Under its General Distributor's  Agreement with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the  continuous public  offering  of the Fund's  classes of shares.  The  Distributor  bears the expenses normally  attributable to sales,  including advertising and the cost of printing  and  mailing  prospectuses,  other than those  furnished  to  existing shareholders.  The  Distributor  is not  obligated to sell a specific  number of shares.

     The sales charges and concessions  paid to, or retained by, the Distributor from the sale of shares and the contingent  deferred  sales charges  retained by the  Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

          Aggregate     Class A       Concessions       Concessions       Concessions
Fiscal    Front-End     Front-End     on Class A        on Class B        on Class C
Year      Sales Charges Sales Charges Shares Advanced   Shares Advanced   Shares Advanced
Ended     on Class A    Retained by   by Distributor(2) by Distributor(2) by Distributor(2)
7/31:     ---------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2004    $9,301,500    $1,470,397    $1,042,717       $5,141,582        $1,680,449
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2005    $27,469,020   $4,232,112    $3,771,254       $7,183,977        $4,926,868
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   2006    $24,832,460   $3,740,494    $4,718,401       $3,792,640        $5,201,131

 ------------------------------------------------------------------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.
2. The Distributor  advances concession  payments to financial  intermediaries for  certain  sales of Class A shares  and for sales of Class B and Class C shares from its own resources at the time of sale.

 ------------------------------------------------------------------------------

             Class A Contingent   Class B Contingent    Class C Contingent
 Fiscal      Deferred Sales       Deferred Sales        Deferred Sales
 Year  Ended Charges Retained by  Charges Retained by   Charges Retained by
 7/31:       Distributor          Distributor           Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2004           $60,920              $641,845               $108,492
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
    2005           $76,961             $1,058,377              $176,463
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

    2006           $340,835            $1,517,954              $482,194

 ------------------------------------------------------------------------------

Distribution and Service Plans.  The Fund has adopted a Service Plan for its
Class A shares and Distribution and Service Plans for Class B and Class C
shares under Rule 12b-1 of the Investment Company Act.  Under those plans the
Fund pays to the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.  Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees,(1) cast in person at a meeting called for the purpose of voting on that plan.

Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year, but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Fund's Board of Trustees at least quarterly for its review.  The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made.
Those reports are subject to the review and approval of the Independent
Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

      |_|  Class A Service Plan Fees.  Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares.  The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor.  The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so.
The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class
A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended July 31, 2006, payments under the Class A plan totaled $4,048,268, all of which was paid by the Distributor to recipients and included $85,774 paid to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years.  The Distributor may not use payments received under the
Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

|_|   Class B and Class C Distribution and Service Plans. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period.  Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide for the service fee are similar to the services provided under Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 0.90% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.  The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B and/or Class C service fees and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares.  The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares.  The payments are made to the
Distributor in recognition that the Distributor:

      |_|         pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus,
      |_|         may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
      |_|         employs personnel to support distribution of Class B and
Class C shares,
      |_|         bears the costs of sales literature, advertising and
      prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
|_|   may not be able to adequately compensate dealers that sell Class B and
      Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
|_|   receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
|_|   may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
|_|   may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
|_|   may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      During a calendar year, the Distributor's actual expenses in selling
Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the
Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the
Fund. If those categories of expenses exceed the capped amount, the
Distributor bears the excess costs. If the Class B or Class C plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

 -------------------------------------------------------------------------------
    Distribution and Service Fees Paid to the Distributor in the Fiscal Year

                                 Ended 7/31/06

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:      Total Payments  Amount          Distributor's      Distributor's
                                             Aggregate          Unreimbursed
                                             Unreimbursed       Expenses as %
                             Retained by     Expenses Under     of Net Assets
             Under Plan      Distributor     Plan               of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class B

 Plan          $4,803,464     $4,185,847(1)     $17,009,705          3.05%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class C

 Plan          $9,441,710     $4,804,383(2)     $14,596,610          1.12%

 -------------------------------------------------------------------------------

1.    Includes $3,602 paid to an affiliate of the Distributor's parent company.
2.    Includes $34,498 paid to an affiliate of the Distributor's parent company.

      All payments under the plans are subject to the limitations imposed by the Conduct Rules of the NASD on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI.
Additionally, the Manager and/or the Distributor (including their affiliates)
may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2005, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

Advantage Capital Corp./Financial       Advest, Inc.
Services Corp.
Aegon USA                               Aetna Retirement Services, Inc.
A.G. Edwards & Sons, Inc.               AIG Life
Allianz Life Insurance Company          Allmerica Financial Life Insurance
                                        and Annuity Co.
Allstate Financial Advisors             American Enterprise Life Insurance
American General Securities, Inc.       American General Annuity
Ameriprise Financial Services, Inc.     American Portfolio Financial
                                        Services, Inc.
Ameritas Life Insurance Corporation     Annuity Investors Life
Associated Securities                   AXA Advisors
Banc One Securities Corp.               BNY Investment Center, Inc.
Cadaret Grant & Co. Inc.                Charles Schwab - Great West Life
Chase Investment Services Corp.         CitiCorp Investment Services, Inc.
Citigroup Global Markets, Inc. (SSB)    CitiStreet
Citizens Bank of Rhode Island           CJM Planning Corp.
Columbus Life Insurance Company         Commonwealth Financial Network
CUNA Brokerage Services, Inc.           CUSO Financial Services, L.P.
Federal Kemper Life Assurance Company   Financial Network (ING)
First Global Capital                    GE Financial Assurance - GE Life &
                                        Annuity
Glenbrook Life and Annuity Co.          Hartford
HD Vest                                 HSBC Brokerage (USA) Inc.
ING Financial Advisers                  ING Financial Partners
Jefferson Pilot Life Insurance Company  Jefferson Pilot Securities Corp.
John Hancock Life Insurance Co.         Kemper Investors Life Insurance Co.
Legend Equities Corp.                   Legg Mason
Lincoln Benefit Life                    Lincoln Financial
Lincoln Investment Planning, Inc.       Lincoln National Life
Linsco Private Ledger                   MassMutual Financial Group and
                                        affiliates
McDonald Investments, Inc.              Merrill Lynch & Co. and affiliates
MetLife and affiliates                  Minnesota Life Insurance Company
Mony Life Insurance Co.                 Morgan Stanley Dean Witter, Inc.
Multi-Financial (ING)                   Mutual Service Corporation
National Planning Holdings, Inc.        Nationwide and affiliates
NFP                                     New York Life Securities, Inc.
Park Avenue Securities LLC              PFS Investments, Inc.
Prime Capital Services, Inc.            Primevest Financial Services, Inc.
                                        (ING)
Protective Life Insurance Co.           Prudential Investment Management
                                        Services LLC
Raymond James & Associates              Raymond James Financial Services
RBC Dain Rauscher Inc.                  Royal Alliance
Securities America Inc.                 Security Benefit Life Insurance Co.
Sentra Securities                       Signator Investments
Sun Life Assurance Company of Canada    SunAmerica Securities, Inc.
SunTrust Securities                     Thrivent
Travelers Life & Annuity Co., Inc.      UBS Financial Services Inc.
Union Central Life Insurance Company    United Planners
Valic Financial Advisors, Inc.          Wachovia Securities LLC
Walnut Street Securities (Met Life      Waterstone Financial Group
Network)
Wells Fargo Investments, LLC

      For the year ended December 31, 2005, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

ABN AMRO Financial Services Inc.        ACS HR Solutions LLC
Administrative Management Group         ADP Broker/Dealer Inc.
Aetna Financial Services                Alliance Benefit Group
American Stock Transfer & Trust Co      Ameriprise Financial Services, Inc.
Baden Retirement Plan Services LLC      Banc One Securities Corp.
BCG Securities                          Benefit Administration Company LLC
Benefit Administration Inc.             Benefit Plans Administrative
                                        Services
Benetech Inc.                           Bisys Retirement Services
Boston Financial Data Services Inc.     Ceridian Retirement Plan Services
Charles Schwab & Co Inc.                Charles Schwab Trust Company
Circle Trust Company                    Citigroup Global Markets Inc.
CitiStreet                              City National Bank
Columbia Funds Distributor Inc.         CPI Qualified Plan Consultants Inc.
Daily Access.Com Inc.                   Digital Retirement Solutions
DST Systems Inc.                        Dyatech LLC
Edgewood/Federated Investments          ERISA Administrative Services Inc.
Expert Plan Inc.                        FASCorp
FBD Consulting Inc.                     Fidelity Institutional Operations
                                        Co.
Fidelity Investments                    First National Bank of Omaha
First Trust Corp.                       First Trust-Datalynx
Franklin Templeton                      Geller Group LTD
GoldK Inc.                              Great West Life & Annuity Ins Co.
Hartford Life Insurance Co              Hewitt Associates LLC
ICMA-RC Services LLC                    Independent Plan Coordinators Inc.
ING                                     Ingham Group
Interactive Retirement Systems          Invesco Retirement Plans
Invesmart                               InWest Pension Management
John Hancock Life Insurance Co.         JPMorgan Chase & Co
JPMorgan Chase Bank                     July Business Services
Kaufman & Goble                         Leggette & Company Inc.
Lincoln National Life                   MassMutual Financial Group and
                                        affiliates
Matrix Settlement & Clearance Services  Mellon HR Solutions
Mercer HR Services                      Merrill Lynch & Co., Inc.
Metavante 401(k) Services               Metlife Securities Inc.
MFS Investment Management               Mid Atlantic Capital Corp.
Milliman Inc.                           Morgan Stanley Dean Witter Inc.
National City Bank                      National Financial Services Corp.
Nationwide Investment Service Corp.     New York Life Investment Management
Northeast Retirement Services           Northwest Plan Services Inc.
Pension Administration and Consulting   PFPC Inc.
Plan Administrators Inc.                PlanMember Services Corporation
Princeton Retirement Group Inc.         Principal Life Insurance Co
Programs for Benefit Plans Inc.         Prudential Retirement Insurance &
                                        Annuity Co.
Prudential Retirement Services          PSMI Group
Putnam Investments                      Quads Trust Company
RSM McGladrey Retirement Resources      SAFECO
Standard Insurance Co                   Stanley Hunt DuPree Rhine
Stanton Group Inc.                      State Street Bank & Trust
Strong Capital Management Inc.          Symetra Investment Services Inc.
T Rowe Price Associates                 Taylor Perky & Parker LLC
Texas Pension Consultants               The 401(K) Company
The Chicago Trust Company               The Retirement Plan Company LLC
The Vanguard Group                      TruSource
Unified Fund Services Inc.              Union Bank & Trust Co. (Nebraska)
USI Consulting Group (CT)               Valic Retirement Services Co
Wachovia Bank NA                        Web401k.com
Wells Fargo Bank NA                     Wilmington Trust Company
WySTAR Global Retirement Solutions

Performance of the Fund

Explanation of Performance Terminology.  The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules describe the types of performance data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.  However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

      |_| Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      |_|  The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
      |_| An investment in the Fund is not insured by the FDIC or any other government agency.
      |_| The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
      |_| When an investor's shares are redeemed, they may be worth more or less than their original cost.
      |_|  Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears.  The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|  Yields.  The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

      |_| Standardized Yield.  The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.  It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period.
It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

------------------------------------------------------------------------------
                         a-b    6
Standardized Yield = 2 [(--- +1)-1]
                         cd
------------------------------------------------------------------------------
      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day day period may differ from the yield for other periods.  The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period.
Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any 30-day day period.

      |_| Dividend Yield.  The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

            Dividend  Yield  =  dividends  paid x  12/maximum  offering  price
(payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge.  The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

      |_| Tax-Equivalent Yield.  The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield.  It adjusts the Fund's standardized yield, as calculated above, by a stated Federal tax rate.  Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate.  The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated.  Your tax bracket is determined by your Federal and state taxable income (the net amount subject to Federal income tax after deductions and exemptions).

---------------------------------------------------------------------------------

             The Fund's Yields for the 30-Day Periods Ended 7/31/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                           Tax-Equivalent Yield
                Dividend Yield       Standardized Yield      (35.00% Fed. Tax
                                                                 Bracket)
Class of
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

           Without     After Sales  Without    After      Without     After
           Sales       Charge       Sales      Sales      Sales       Sales
           Charge                   Charge     Charge     Charge      Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A       5.49%       5.23%       5.09%      4.84%       7.82%      7.45%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B       4.77%        N/A        4.31%       N/A        6.63%       N/A

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C       4.80%        N/A        4.32%       N/A        6.65%       N/A

---------------------------------------------------------------------------------

      |X| Total Return Information.  There are different types of "total returns" to measure the Fund's performance.  Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below).  For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter.  For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the one-year period.

      |_| Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula below) to achieve an
Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
                     (ERV)
                     (---) - 1 = Average Annual Total Return
                     ( P )
------------------------------------------------------------------------------

|_|   Average Annual Total Return (After Taxes on Distributions).  The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD        - 1=  Average Annual Total Return (After Taxes on
1/n         Distributions)
  P

|_|   Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

               - 1=  Average Annual Total Return (After Taxes on
ATVDR     1/n  Distributions and Redemptions)
  P

      |_| Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                               ERV-P
                               ----- = Total Return
                                 P
------------------------------------------------------------------------------

      |_| Total Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B or Class C shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 7/31/06

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
           Cumulative Total             Average Annual Total Returns
          Returns (10 years)

Class of
Shares
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                  1-Year           5-Years          10-Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without   After   Without  After    Without  After   Without
          Sales    Sales     Sales   Sales    Sales    Sales    Sales   Sales
           Charge   Charge   Charge   Charge   Charge   Charge  Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A   95.81%(1)105.58%(1)-1.14%   3.79%    8.27%    9.33%   6.95%(1)7.47%(1)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B   96.52%(2)96.52%(2) -1.94%   2.97%    8.20%    8.49%   6.99%(2)6.99%(2)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C   90.23%(3)90.23%(3)  2.02%   3.01%    8.49%    8.49%   6.64%(3)6.64%(3)

---------------------------------------------------------------------------------
(1)   Inception of Class A:   10/1/93
(2)   Inception of Class B:   10/1/93
(3)   Inception of Class C:   8/29/95

----------------------------------------------------------------------------------
          Average Annual Total Returns for Class A Shares (After Taxes)

                          For the Periods Ended 7/31/06

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                 1-Year           5-Years            10-Years

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on Distributions

                                 -1.17%            8.26%              6.94%

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on Distributions

and Redemption of Fund Shares     1.05%            8.06%              6.81%

----------------------------------------------------------------------------------

Other Performance Comparisons.  The Fund compares its performance annually to that of an appropriate broadly based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this SAI.
The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities.  Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings.  From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.  Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service.  Morningstar rates and ranks mutual funds in their specialized market sectors.  The Fund is rated among the municipal national long category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |_|  Performance Rankings and Comparisons by Other Entities and
Publications.  From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, the Wall Street
Journal, Barron's, or similar publications.  That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions.  Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.  However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.  Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services.  They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

      Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this SAI because the Distributor or dealer or broker incurs little or no selling expenses.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Main Street Small Cap Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer MidCap Fund
Oppenheimer Balanced Fund                 Oppenheimer New Jersey Municipal Fund
Oppenheimer Core Bond Fund                Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer California Municipal Fund     Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Appreciation Fund     Street Fund II
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Capital Income Fund           Street Fund III
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Developing Markets Fund       Fund, Inc.
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Dividend Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Real Estate Fund
                                          Oppenheimer   Rochester    Massachusetts
Oppenheimer Emerging Technologies Fund    Municipal Fund
                                          Oppenheimer      Rochester      Michigan
Oppenheimer Enterprise Fund               Municipal Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Equity Fund, Inc.             Municipals
                                          Oppenheimer   Rochester  Ohio  Municipal
Oppenheimer Global Fund                   Fund
                                          Oppenheimer      Rochester      Virginia
Oppenheimer Global Opportunities Fund     Municipal Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Select Value Fund
Oppenheimer Growth Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund               Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Bond Fund       Oppenheimer Strategic Income Fund
Oppenheimer   International   Diversified
Fund                                      Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund     Oppenheimer Value Fund
Oppenheimer  International  Small Company
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer International Value Fund      Rochester Fund Municipals
Oppenheimer   Limited   Term   California
Municipal Fund                            Oppenheimer Portfolio Series:
Oppenheimer Limited-Term Government Fund       Active Allocation Fund
Oppenheimer Limited Term Municipal Fund        Aggressive Investor Fund
Oppenheimer Main Street Fund                   Conservative Investor Fund
Oppenheimer Main Street Opportunity Fund       Moderate Investor Fund

And the following money market funds:

Oppenheimer Cash Reserves
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
Centennial Government Trust               Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period.  The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases made up to 90 days before the date of the Letter. Class A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash Reserves
on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase a specified value of Class A, Class B and Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the
"Letter period").  At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this SAI and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of
Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to
5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
$50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.  If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

         3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

         5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
               A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
               Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other Oppenheimer funds that were acquired subject to a
               contingent deferred sales charge.

         6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B or Class C shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of classes of shares.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
      programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset value per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S.
holiday).  All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on
NASDAQ(R), as applicable, as determined by a pricing service approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R)on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

      The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes.  Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this SAI).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this SAI.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial California Tax Exempt      Centennial New York Tax Exempt
      Trust                                 Trust
      Centennial Government Trust           Centennial Tax Exempt Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:

    Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected
                                              Main Street Fund II
    Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal
    Municipals                                Fund
    Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                              Municipals
    Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate
                                              Fund
    Oppenheimer Limited Term California       Rochester Fund Municipals
    Municipal Fund
    Oppenheimer Limited Term New York         Oppenheimer Rochester
    Municipal Fund                            Massachusetts Municipal Fund
    Oppenheimer Limited Term Municipal        Oppenheimer Rochester Michigan
    Fund                                      Municipal Fund
    Oppenheimer Money Market Fund, Inc.       Oppenheimer Rochester Ohio
                                              Municipal Fund
    Oppenheimer New Jersey Municipal Fund     Oppenheimer Rochester Virginia
                                              Municipal Fund

          The following funds do not
          offer Class Y shares:

    Limited Term New York Municipal Fund   Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals         Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer AMT-Free New York           Oppenheimer Principal Protected Main
   Municipals                              Street Fund
   Oppenheimer Balanced Fund               Oppenheimer Principal Protected Main
                                           Street Fund II
   Oppenheimer California Municipal Fund   Oppenheimer Principal Protected Main
                                           Street Fund III
   Oppenheimer Capital Income Fund         Oppenheimer Quest Capital Value Fund,
                                           Inc.
   Oppenheimer Cash Reserves               Oppenheimer Quest International Value
                                           Fund, Inc.
   Oppenheimer Convertible Securities      Oppenheimer Rochester Massachusetts
   Fund                                    Municipal Fund
   Oppenheimer Dividend Growth Fund        Oppenheimer Rochester Michigan
                                           Municipal Fund
   Oppenheimer Gold & Special Minerals     Oppenheimer Rochester National
   Fund                                    Municipals
   Oppenheimer Limited Term California     Oppenheimer Rochester Ohio Municipal
   Municipal Fund                          Fund
   Oppenheimer Limited Term Municipal      Oppenheimer Rochester Virginia
   Fund                                    Municipal Fund

     o  Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

     o Class B and Class C shares of  Oppenheimer  Cash  Reserves are  generally available  only by exchange  from the same class of shares of other  Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other  Oppenheimer  funds.  They may not be acquired  by  exchange  of shares of any  class of any other  Oppenheimer  funds except Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
Reserves acquired by exchange of Class M shares.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money  market fund offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged for shares of  Oppenheimer  funds  offered  with a sales  charge upon  payment of the sales charge.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment  trust for which  reinvestment  arrangements  have been made  with the  Distributor  may be exchanged  at net asset  value for shares of any of the  Oppenheimer  funds into which you may exchange shares.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
exchanged  at net  asset  value  for  shares  of the  same  class  of any of the
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
exchanged  at net  asset  value  for  shares  of the  same  class  of any of the
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal  Protected Main Street Fund II until after the expiration of the warranty period (3/3/2011).

     o Shares of  Oppenheimer  Principal  Protected  Main Street Fund III may be
exchanged  at net  asset  value  for  shares  of the  same  class  of any of the
Oppenheimer funds into which you may exchange shares. However,  shareholders are not  permitted  to  exchange  shares of other  Oppenheimer  funds for  shares of
Oppenheimer  Principal Protected Main Street Fund III until after the expiration of the warranty period (12/16/2011).

     o Class A,  Class B,  Class C and  Class N  shares  of each of  Oppenheimer
Developing Markets Fund and Oppenheimer  International Small Company Fund may be
acquired by  exchange  only with a minimum  initial  investment  of $50,000.  An existing  shareholder of each fund may make additional  exchanges into that fund with as little as $50.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A shares of any  Oppenheimer  fund  (other  than  Oppenheimer
Rochester  National  Municipals  and  Rochester  Fund  Municipals)  acquired  by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class
A contingent  deferred sales charge are redeemed  within 18 months measured from the  beginning of the calendar  month of the initial  purchase of the  exchanged
Class A shares,  the Class A contingent  deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of  Oppenheimer  Rochester  National  Municipals  and
Rochester  Fund  Municipals  acquired  by  exchange  of  Class A  shares  of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed  within 24 months of the  beginning  of the  calendar  month of the initial  purchase  of the  exchanged  Class A  shares,  the  Class A  contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o  Except  with  respect  to  Class B  shares  described  in the  next  two paragraphs,  the  contingent  deferred sales charge is imposed on Class B shares acquired  by  exchange  if they are  redeemed  within  six years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of  Oppenheimer  Limited  Term  California
Municipal Fund,  Oppenheimer  Limited-Term  Government Fund, Oppenheimer Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer Senior
Floating Rate Fund,  the Class B contingent  deferred sales charge is imposed on the  acquired  shares if they are  redeemed  within  five  years of the  initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of the Oppenheimer Cash Reserves that were acquired  through the  exchange  of Class B shares  initially  purchased  in the
Oppenheimer  Capital  Preservation  Fund, the Class B contingent  deferred sales charge is imposed on the acquired  shares if they are redeemed within five years of that initial purchase.

     o With  respect to Class C shares  the Class C  contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o When Class B or Class C shares are  redeemed to affect an  exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent  deferred  sales charge will be followed in determining  the order in which the  shares  are  exchanged.  Before  exchanging shares,  shareholders  should take into  account how the exchange may affect any contingent  deferred  sales  charge  that  might be  imposed  in the  subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this SAI, or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

   Dividends, Capital Gains and Taxes

     Dividends and  Distributions.  Dividends  will be payable on shares held of record  at the time of the  previous  determination  of net asset  value,  or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly  purchased  shares  until  such time as  Federal  Funds  (funds credited to a member bank's  account at the Federal  Reserve Bank) are available from the purchase  payment for such shares.  Normally,  purchase checks received from  investors are converted to Federal Funds on the next business day.  Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

     Shares  redeemed  through the  regular  redemption  procedure  will be paid dividends  through  and  including  the day on which the  redemption  request is received by the  Transfer  Agent in proper form.  Dividends  will be declared on shares  repurchased  by a dealer or broker for three business days following the trade  date (that is, up to and  including  the day prior to  settlement  of the repurchase).  If all shares in an account are redeemed, all dividends accrued on shares  of the  same  class  in the  account  will be  paid  together  with  the redemption proceeds.

     The Fund's  practice of  attempting to pay dividends on Class A shares at a constant  level  requires  the Manager to monitor the Fund's  portfolio  and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level  needed to meet the target.  Those  securities  must be within  the  Fund's  investment  parameters,  however.  The Fund  expects to pay dividends  at a  targeted  level  from  its  net  investment  income  and  other distributable income without any impact on the net asset values per share.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     The amount of a  distribution  paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses  borne by the Fund or borne  separately  by a class.  Dividends are calculated  in the same manner,  at the same time and on the same day for shares of each class. However,  dividends on Class B and Class C shares are expected to be lower  than  dividends  on Class A shares.  That is due to the  effect of the asset-based  sales charge on Class B and Class C shares.  Those  dividends  will also  differ in amount as a  consequence  of any  difference  in net asset value among the different classes of shares.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The  federal  tax  treatment  of the  Fund's  distributions  is briefly highlighted  in the  Prospectus.  The  following  is only a summary  of  certain additional tax considerations generally affecting the Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State  and local tax  treatment  of  exempt-interest dividends and potential  capital gain  distributions  from regulated  investment companies  may  differ  from the  treatment  under  the  Internal  Revenue  Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with  specific  reference to their own tax  circumstances  as well as the  consequences  of federal,  state and local tax rules  affecting  an investment in the Fund.

     Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of capital gains over capital losses) that it distributed to shareholders.

     If the  Fund  qualifies  as a  "regulated  investment  company"  under  the
Internal  Revenue Code, it will not be liable for federal  income tax on amounts it pays as dividends and other  distributions.  That  qualification  enables the
Fund to "pass  through" its income and realized  capital  gains to  shareholders without having to pay tax on them. The Fund qualified as a regulated  investment company in its last  fiscal  year and  intends to qualify in future  years,  but reserves the right not to qualify.  The Internal  Revenue Code contains a number of complex  tests to determine  whether the Fund  qualifies.  The Fund might not meet those tests in a particular year. If it does not qualify,  the Fund will be treated  for tax  purposes as an ordinary  corporation  and will  receive no tax
deduction   for  payments  of  dividends   and  other   distributions   made  to
shareholders. In such an instance, all of the Fund's distributions from earnings and profits to its  shareholders  would be taxable as ordinary  dividend  income eligible  for the  maximum  15% tax rate  for  non-corporate  shareholders  (for taxable years beginning prior to 2011) and the dividends-received  deduction for corporate shareholders. However, distributions of income derived from tax-exempt municipal  securities  would no longer qualify for treatment as  exempt-interest dividends.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss) and at least 90% of its net  tax-exempt  income for the taxable year.  The
Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are  described  below.  Distributions  by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year,  will be considered  distributions  of income and gains for
the  taxable  year  and  will  therefore   count  toward   satisfaction  of  the
above-mentioned requirement.

     The Fund also must derive at least 90% of its gross income from  dividends, interest, certain payments with respect to securities loans, gains from the sale or other  disposition of stock or securities or foreign  currencies , net income from qualified publicly-traded  partnerships (i.e., publicly-traded partnerships that are treated as  partnerships  for tax  purposes  and derive at least 90% of their income from certain passive sources) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under this test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those other issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of such  issuer.  No more than 25% of the value of the Fund's  total  assets may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated  investment  companies),  of two or more issuers (other than regulated investment  companies) that the Fund controls and that are engaged in the same or similar trades or  businesses,  or of one or
more  qualified  publicly-traded  partnerships.   For  purposes  of  this  test,
obligations issued or guaranteed by certain agencies or instrumentalities of the
U.S. government are treated as U.S. government securities.

     Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code, by December 31 each year, the Fund must  distribute 98% of its taxable net investment income earned from January 1 through December 31 of that year and 98%
of its capital  gain net income  realized  in the period from  November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not  distributed.  It is presently  anticipated that the Fund  will meet  these  requirements.  To meet  these  requirements  in certain  circumstances  the  Fund  might  be  required  to  liquidate  portfolio investment  to make  sufficient  distributions  to avoid  excise tax  liability.
However,  the Board of Trustees and the Manager might  determine in a particular year that it would be in the best interests of shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders. The distribution requirement applies to only  taxable  income of the Fund,  and  therefore,  may have  little  effect because it is anticipated that most of the Fund's income will be tax-exempt.

     Taxation of Fund  Distributions.  Distributions by the Fund will be treated in the manner described below regardless of whether the  distributions  are paid in cash or reinvested in additional shares of the Fund (or of another fund). The
Fund's  distributions  will be treated as  dividends to the extent paid from the
Fund's  earnings and profits (as  determined  under the Internal  Revenue Code).
Distributions  in excess of a Fund's  earnings and profits will first reduce the adjusted  tax  basis of a  shareholder's  shares  and,  after  such tax basis is reduced to zero, will constitute  capital gain to the shareholder  (assuming the shares are held as a capital asset).  The Fund's  dividends will not be eligible for the dividends-received deduction for corporations.  Shareholders reinvesting a  distribution  in  shares  of the Fund or  another  fund  will be  treated  as receiving a  distribution  in an amount  equal to the fair  market  value of the shares received, determined as of the reinvestment date.

     Exempt-Interest  Dividends.  The Fund  intends to satisfy the  requirements under the Internal Revenue Code during each fiscal year to pay  "exempt-interest dividends" to its  shareholders.  To qualify,  at the end of each quarter of its taxable  year, at least 50% of the value of the Fund's total assets must consist of  obligations  described in Section  103(a) of the Internal  Revenue  Code, as
amended.  Dividends that are derived from net interest income earned by the Fund on tax-exempt municipal securities and designated as "exempt-interest dividends"
in a written  notice sent by the Fund to its  shareholders  within 60 days after the close of the Fund's  taxable  year will be  excludable  from gross income of shareholders  for federal  income tax purposes.  To the extent the Fund fails to qualify  to pay  exempt-interest  dividends  in any  given  taxable  year,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     The Fund will allocate  interest from tax-exempt  municipal  securities (as well as ordinary  income,  capital  gains,  and tax preference  items  discussed below) among the shares  according to a method that is based on the gross income allocable  to each  class of  shareholders  during  the  taxable  year (or under another  method,  if  prescribed  by the IRS and SEC).  The  percentage  of each
distribution   with   respect  to  a  taxable  year  of  the  Fund  that  is  an exempt-interest  dividend  will be the same,  even  though that  percentage  may differ  substantially  from  the  percentage  of  the  Fund's  income  that  was tax-exempt  during a particular  portion of the year. This  percentage  normally will be designated after the close of the taxable year.

     Exempt-interest  dividends are excludable from a shareholder's gross income for federal income tax purposes.  Interest on indebtedness incurred or continued
to  purchase  or  carry  shares  of  a  regulated   investment   company  paying
exempt-interest  dividends,  such as the  Fund,  will not be  deductible  by the investor  for  federal  income  tax  purposes  to  the  extent  attributable  to exempt-interest  dividends.  Shareholders  receiving Social Security or railroad retirement benefits should be aware that exempt-interest  dividends are a factor in determining whether, and to what extent, such benefits are subject to federal income tax.

     A portion of the  exempt-interest  dividends paid by the Fund may give rise to  liability  under the  federal  alternative  minimum  tax for  individual  or corporate  shareholders.  Income on certain private  activity bonds issued after
August 7, 1986,  while  excludable from gross income for purposes of the federal income tax, is an item of "tax  preference"  that must be included in income for
purposes  of  the  federal   alternative   minimum  tax  for   individuals   and
corporations.  "Private activity bonds" are bonds that are used for purposes not generally performed by governmental  entities and that benefit  non-governmental entities.  The amount of any  exempt-interest  dividends that is attributable to tax  preference  items  for  purposes  of the  alternative  minimum  tax will be identified when tax information is distributed by the Fund.

     In addition,  corporate  taxpayers  are subject to the federal  alternative minimum  tax based in part on  certain  differences  between  taxable  income as adjusted  for other tax  preferences  and the  corporation's  "adjusted  current earnings," which more closely reflect a corporation's  economic income.  Because an  exempt-interest  dividend  paid by the Fund  will be  included  in  adjusted current  earnings,  a corporate  shareholder  may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

     Shareholders  are advised to consult  their tax  advisers  with  respect to their liability for federal  alternative  minimum tax, and for advice concerning the loss of exclusion from gross income for exempt-interest  dividends paid to a shareholder  who would be treated as a  "substantial  user" or "related  person"
under  Section  147(a) of the  Internal  Revenue  Code with  respect to property financed  with the  proceeds of an issue of private  activity  bonds held by the
Fund.

     Ordinary Interest Dividends. A shareholder receiving a dividend from income earned  by the Fund from one or more of the  following  sources  must  treat the dividend  as  ordinary  income in the  computation  of the  shareholder's  gross income, regardless of whether the dividend is reinvested:

     (1) certain taxable temporary investments (such as certificates of deposit, repurchase agreements,  commercial paper and obligations of the U.s. government, its agencies and instrumentalities);

     (2) income from securities loans;

     (3) income or gains from options or futures;

     (4) any net short-term capital gain; and

     (5) any market discount accrual
   on tax-exempt bonds.

     Certain  dividend  income and  long-term  capital  gains are  eligible  for taxation  at a reduced  rate that  applies  to  non-corporate  shareholders  for taxable years beginning prior to 2011.  Under these rules, a portion of ordinary income  dividends  constituting  "qualified  dividend  income,"  when  paid by a regulated  investment company to non-corporate  shareholders,  may be taxable to such  shareholders at long-term capital gain rates.  However,  to the extent the
Fund's  distributions are derived from income on debt securities,  they will not be qualified dividend income. Consequently, the Fund's ordinary income dividends generally will not be eligible for taxation at the reduced rate.

     Capital Gains. The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If the net capital gain is distributed and properly designated as a capital gain  dividend in reports sent to  shareholders  in January of each year, it will be taxable to shareholders as a long-term capital gain, regardless of how long a  shareholder  has held his or her shares or whether  that gain was recognized by the Fund before the  shareholder  acquired his or her shares.  The tax rate on long-term capital gain applicable to non-corporate  shareholders has been reduced for taxable years beginning prior to 2011.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on  the  gain  at the  35%  corporate  tax  rate,  and  will  provide  to shareholders of record on the last day of its taxable year information regarding their pro rata shares of the gain and tax paid. In this case,  each  shareholder will be  required  to report a pro rata share of such gain on the  shareholder's tax return as long-term capital gain, will receive a refundable tax credit for a pro rata share of tax paid by the Fund on the gain,  and will  increase  the tax basis for the shareholder's  shares of the Fund by an amount equal to the excess of the deemed distribution over the tax credit.

     Backup withholding.  The Fund will be required in certain cases to withhold
28% of ordinary income dividends, capital gain distributions and the proceeds of the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,  (2) who is  subject  to  backup  withholding  for  failure  to report properly  the receipt of interest or dividend  income,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt  recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to  shareholders  in  January  of each year with a copy sent to the IRS.  Backup withholding  is not an  additional  tax. Any amount  withheld  generally  may be allowed  as a refund or a credit  against a  shareholder's  federal  income  tax liability, provided the required information is timely provided to the IRS.

     Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his or her shares,  the shareholder  will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the  redeemed  shares  and the  shareholder's  adjusted  tax basis in the shares
(including tax basis arising from  reinvestment of dividends).  All or a portion of any loss  recognized  in that  manner may be  disallowed  if the  shareholder purchases other shares of the Fund within 30 days before or after the redemption
(including purchases through the reinvestment of dividends). In such a case, the basis of the shares  acquired will be adjusted to reflect the  disallowed  loss.
Losses  realized by a  shareholder  on the  redemption of Fund shares within six months of purchase  will be  disallowed  for federal  income tax purposes to the extent of exempt-interest dividends received on such shares. If a shareholder of the Fund exercises an exchange  privilege within 90 days of acquiring the shares of the Fund, then the loss that the shareholder  recognizes on the exchange will be reduced (or the gain  increased)  to the extent any sales  charge paid on the exchanged  Fund shares reduces any charge the  shareholder  would have owed upon the  purchase  of the new  shares  in the  absence  of the  exchange  privilege.
Instead, such sales charge will be treated as an amount paid for the new shares.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a  foreign  trust,  a  foreign  estate,  a  foreign  corporation,  or a  foreign partnership)  primarily  depends on whether the foreign person's income from the
Fund is  effectively  connected  with the conduct of a U.S.  trade or  business.
Typically,  ordinary income dividends paid from a mutual fund are not considered
"effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed  and signed IRS Form W-8BEN or  substitute  form.  The tax rate may be reduced if the foreign  person's  country of residence has a tax treaty with the
U.S.  allowing for a reduced tax rate on ordinary  income  dividends paid by the
Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all  income  and  any tax  withheld  is  identified  in  reports  mailed  to shareholders in March of each year, with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an exemption  from the U.S.  withholding  tax described  above provided the Fund obtains a properly  completed  and signed IRS Form  W-8ECI or  substitute  form.
Exempt-interest  dividends as well as ordinary income dividends paid by the Fund would be  included in the  earnings  and  profits of a foreign  corporation  for purposes of the branch profits tax on dividend equivalent amounts.

     If a foreign person fails to provide a certification of foreign status, the
Fund will be required to withhold  U.S. tax at a rate of 28% on ordinary  income dividends,  capital gains distributions (including short-term and long-term) and
the  proceeds  of  the  redemption  of  shares  under  the  backup   withholding
provisions.  Any tax withheld (in this situation) by the Fund is remitted by the
Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to  shareholders  in January of each year with a copy sent to the
IRS.

     The tax consequences to foreign person entitled to claim the benefits of an applicable  tax treaty may be different  from those  described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option,  the shareholder must notify the Transfer Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that und and an application from the Distributor to establish an account.  Dividends  and/or  distributions  from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

   Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.  a  subsidiary  of  the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

     The Custodian Bank.  Citibank,  N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

     Independent  Registered  Public  Accounting  Firm.  KPMG LLP  served as the independent  registered public accounting firm for the Fund. KPMG LLP audits the
Fund's financial statements and performs other related audit services.  KPMG LLP also acts as an independent  registered  public  accounting firm for the Manager and certain  other funds  advised by the Manager and its  affiliates.  Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MULTI-STATE MUNICIPAL
TRUST:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Rochester National Municipals (one of the portfolios constituting the Oppenheimer Multi-State Municipal Trust), including the statement of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Rochester National Municipals as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 14, 2006

STATEMENT OF INVESTMENTS July 31, 2006
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                    COUPON        MATURITY          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.1%
---------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%
$  25,070,000   AL HFA (Single Family)                                            5.450%      10/01/2032     $   25,526,775
---------------------------------------------------------------------------------------------------------------------------
   15,635,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)             6.450       12/01/2023         15,940,821
---------------------------------------------------------------------------------------------------------------------------
    7,380,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)             6.450       12/01/2023          7,561,548
---------------------------------------------------------------------------------------------------------------------------
   11,000,000   AL Space Science Exhibit Finance Authority                        6.000       10/01/2025         10,749,310
---------------------------------------------------------------------------------------------------------------------------
    1,810,000   Andalusia-Opp, AL Airport Authority                               5.000       08/01/2026          1,811,955
---------------------------------------------------------------------------------------------------------------------------
      100,000   Bay Minette, AL Industrial Devel. Board (B.F. Goodrich)           6.500       02/15/2009            101,389
---------------------------------------------------------------------------------------------------------------------------
       50,000   Courtland, AL Industrial Devel. Board
                (Champion International Corp.)                                    5.750       11/01/2027             51,176
---------------------------------------------------------------------------------------------------------------------------
   10,000,000   Courtland, AL Industrial Devel. Board
                (International Paper Company)                                     5.200       06/01/2025         10,070,400
---------------------------------------------------------------------------------------------------------------------------
       25,000   Mobile, AL Industrial Devel. Board
                (International Paper Corp.)                                       6.450       05/15/2019             26,575
---------------------------------------------------------------------------------------------------------------------------
    2,200,000   Rainbow City, AL Special Health Care Facilities
                Financing Authority (Regency Pointe) 1                            8.250       01/01/2031          1,100,374
---------------------------------------------------------------------------------------------------------------------------
       10,000   Selma, AL Industrial Devel. Board
                (International Paper Company)                                     6.000       05/01/2025             10,525
---------------------------------------------------------------------------------------------------------------------------
       20,000   South Marengo County, AL Water & Fire
                Protection Authority                                              7.700       05/01/2008             20,159
                                                                                                             --------------
                                                                                                                 72,971,007
---------------------------------------------------------------------------------------------------------------------------
ALASKA--0.3%
    7,250,000   AK HFC, Series C                                                  5.200       12/01/2037          7,348,455
---------------------------------------------------------------------------------------------------------------------------
      260,000   AK Northern Tobacco Securitization Corp. (TASC)                   5.375       06/01/2021            264,178
---------------------------------------------------------------------------------------------------------------------------
      605,000   AK Northern Tobacco Securitization Corp. (TASC)                   5.500       06/01/2029            615,854
---------------------------------------------------------------------------------------------------------------------------
    5,170,000   AK Northern Tobacco Securitization Corp. (TASC)                   6.500       06/01/2031          5,432,429
                                                                                                             --------------
                                                                                                                 13,660,916
---------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.1%
      325,000   Apache County, AZ IDA (Tucson Electric Power Company)             5.875       03/01/2033            325,143
---------------------------------------------------------------------------------------------------------------------------
       35,000   Apache Junction, AZ Fire District COP                             6.050       05/01/2008             35,140
---------------------------------------------------------------------------------------------------------------------------
    7,000,000   AZ Health Facilities Authority (American Baptist Estates)         7.750       11/15/2033          7,841,050
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Buckeye, AZ Watson Road Community Facilities District             5.750       07/01/2022          3,078,480
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   Buckeye, AZ Watson Road Community Facilities District             6.000       07/01/2030          5,167,600
---------------------------------------------------------------------------------------------------------------------------
      580,000   Coconino County, AZ Pollution Control
                (Nevada Power Company)                                            6.375       10/01/2036            589,495
---------------------------------------------------------------------------------------------------------------------------
      810,000   Estrella, AZ Mountain Ranch Community Facilities District         5.625       07/15/2025            811,669
---------------------------------------------------------------------------------------------------------------------------
      400,000   Estrella, AZ Mountain Ranch Community Facilities District         5.800       07/15/2030            404,020
---------------------------------------------------------------------------------------------------------------------------
      500,000   Gladden Farms, AZ Community Facilities District 2                 5.500       07/15/2031            500,555
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Goodyear, AZ IDA Water & Sewer
                (Litchfield Park Service Company)                                 6.750       10/01/2031          1,081,970
---------------------------------------------------------------------------------------------------------------------------
    5,120,000   Maricopa County, AZ IDA (Christian Care Apartments)               6.500       01/01/2036          5,354,086

                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                    COUPON        MATURITY          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$     130,000   Maricopa County, AZ IDA (Citizens Utilities Company)              6.200%      05/01/2030     $      128,567
---------------------------------------------------------------------------------------------------------------------------
    1,885,000   Maricopa County, AZ IDA (Immanuel Campus Care)                    8.500       04/20/2041          1,885,811
---------------------------------------------------------------------------------------------------------------------------
      355,000   Maricopa County, AZ IDA (Sun King Apartments)                     6.750       11/01/2018            323,139
---------------------------------------------------------------------------------------------------------------------------
      500,000   Maricopa County, AZ IDA (Sun King Apartments)                     6.750       05/01/2031            428,025
---------------------------------------------------------------------------------------------------------------------------
    3,820,000   Maricopa County, AZ IDA (Sun King Apartments)                     9.500       11/01/2031          3,781,800
---------------------------------------------------------------------------------------------------------------------------
      460,000   Merrill Ranch, AZ Community Facilities District
                No. 1 Special Assessment Lien                                     5.250       07/01/2024            461,564
---------------------------------------------------------------------------------------------------------------------------
      390,000   Merrill Ranch, AZ Community Facilities District
                No. 2 Special Assessment Lien                                     5.250       07/01/2024            391,326
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Merrill Ranch, AZ Community Facilities District
                No. 2 Special Assessment Lien                                     5.300       07/01/2030          1,001,100
---------------------------------------------------------------------------------------------------------------------------
    1,050,000   Navajo County, AZ IDA (Stone Container Corp.)                     7.400       04/01/2026          1,076,145
---------------------------------------------------------------------------------------------------------------------------
    3,275,000   Phoenix, AZ IDA (America West Airlines)                           6.250       06/01/2019          3,340,860
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   Phoenix, AZ IDA (America West Airlines)                           6.300       04/01/2023          2,474,075
---------------------------------------------------------------------------------------------------------------------------
    1,605,000   Phoenix, AZ IDA (Royal Paper Converting)                          7.000       03/01/2014          1,536,081
---------------------------------------------------------------------------------------------------------------------------
       40,000   Phoneix, AZ Street & Highway                                      6.100       07/01/2011             40,074
---------------------------------------------------------------------------------------------------------------------------
      190,000   Pima County, AZ Devel. Authority
                (Tucson Electric Power Company)                                   6.100       09/01/2025            190,118
---------------------------------------------------------------------------------------------------------------------------
       25,000   Pima County, AZ IDA (Arizona Charter School)                      6.375       07/01/2031             25,858
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Pima County, AZ IDA (Desert Tech Schools)                         7.000       02/01/2024          1,010,720
---------------------------------------------------------------------------------------------------------------------------
    1,250,000   Pima County, AZ IDA (Facility Choice Education
                & Devel. Corp.)                                                   6.250       06/01/2026          1,259,450
---------------------------------------------------------------------------------------------------------------------------
    2,350,000   Pima County, AZ IDA (Facility Choice Education
                & Devel. Corp.)                                                   6.375       06/01/2036          2,368,518
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)                      6.750       04/01/2036          1,578,645
---------------------------------------------------------------------------------------------------------------------------
      250,000   Pima County, AZ IDA (Paradise Education Center)                   5.875       06/01/2022            251,275
---------------------------------------------------------------------------------------------------------------------------
      550,000   Pima County, AZ IDA (Paradise Education Center)                   6.000       06/01/2036            546,546
---------------------------------------------------------------------------------------------------------------------------
      280,000   Pima County, AZ IDA (Single Family Mtg.)                          6.200       11/01/2030            294,680
---------------------------------------------------------------------------------------------------------------------------
    1,650,000   Pinal County, AZ IDA (San Manuel Facility)                        6.250       06/01/2026          1,776,291
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Quail Creek, AZ Community Facilities District                     5.550       07/15/2030          1,513,770
---------------------------------------------------------------------------------------------------------------------------
    1,200,000   San Luis, AZ Facility Devel. Corp.
                (Regional Detention Center)                                       7.250       05/01/2027          1,211,664
---------------------------------------------------------------------------------------------------------------------------
      710,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)               6.000       07/01/2021            715,069
---------------------------------------------------------------------------------------------------------------------------
      105,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)               6.200       01/01/2034            107,055
---------------------------------------------------------------------------------------------------------------------------
      990,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)               6.350       01/01/2034            998,187
                                                                                                             --------------
                                                                                                                 55,905,621
---------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
      100,000   Calhoun County, AR Solid Waste Disposal
                (Georgia-Pacific Corp.)                                           6.375       11/01/2026            104,484
---------------------------------------------------------------------------------------------------------------------------
       50,000   Grand Prairie, AR Water Users Board                               5.900       07/01/2022             50,294
---------------------------------------------------------------------------------------------------------------------------
    1,265,000   Little River County, AR (Georgia-Pacific Corp.)                   5.600       10/01/2026          1,264,962

                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                    COUPON        MATURITY          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
ARKANSAS Continued
$   2,125,000   North Little Rock, AR Residential Hsg.
                Facilities Board RITES                                            8.832% 3    02/20/2017     $    2,387,098
---------------------------------------------------------------------------------------------------------------------------
       25,000   Pine Bluff, AR (International Paper Co.)                          5.550       08/15/2022             25,722
                                                                                                             --------------
                                                                                                                  3,832,560
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--13.3%
      415,000   Bakersfield, CA Improvement Bond Act 1915                         5.100       09/02/2021            418,054
---------------------------------------------------------------------------------------------------------------------------
    1,325,000   Bakersfield, CA Improvement Bond Act 1915                         5.125       09/02/2026          1,331,837
---------------------------------------------------------------------------------------------------------------------------
   43,665,000   CA County Tobacco Securitization Agency                           6.270 4     06/01/2046          3,903,214
---------------------------------------------------------------------------------------------------------------------------
   75,000,000   CA County Tobacco Securitization Agency                           6.300 4     06/01/2055          2,980,500
---------------------------------------------------------------------------------------------------------------------------
  127,310,000   CA County Tobacco Securitization Agency                           6.490 4     06/01/2046         10,293,014
---------------------------------------------------------------------------------------------------------------------------
  107,400,000   CA County Tobacco Securitization Agency                           6.620 4     06/01/2050          5,938,146
---------------------------------------------------------------------------------------------------------------------------
   33,920,000   CA County Tobacco Securitization Agency                           6.650 4     06/01/2046          2,534,502
---------------------------------------------------------------------------------------------------------------------------
  215,100,000   CA County Tobacco Securitization Agency                           7.000 4     06/01/2055          7,640,352
---------------------------------------------------------------------------------------------------------------------------
  246,760,000   CA County Tobacco Securitization Agency                           7.480 4     06/01/2055          6,926,553
---------------------------------------------------------------------------------------------------------------------------
   36,000,000   CA County Tobacco Securitization Agency (TASC)                    0.000 5     06/01/2041         29,098,440
---------------------------------------------------------------------------------------------------------------------------
   56,530,000   CA County Tobacco Securitization Agency (TASC)                    0.000 5     06/01/2046         45,788,735
---------------------------------------------------------------------------------------------------------------------------
   19,000,000   CA County Tobacco Securitization Agency (TASC)                    5.250       06/01/2046         19,002,660
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   CA County Tobacco Securitization Agency (TASC)                    5.500       06/01/2033          2,552,875
---------------------------------------------------------------------------------------------------------------------------
      680,000   CA County Tobacco Securitization Agency (TASC)                    5.750       06/01/2029            702,875
---------------------------------------------------------------------------------------------------------------------------
    2,610,000   CA County Tobacco Securitization Agency (TASC)                    5.875       06/01/2035          2,711,425
---------------------------------------------------------------------------------------------------------------------------
    7,285,000   CA County Tobacco Securitization Agency (TASC)                    5.875       06/01/2043          7,568,095
---------------------------------------------------------------------------------------------------------------------------
    2,930,000   CA County Tobacco Securitization Agency (TASC)                    6.000       06/01/2042          3,065,893
---------------------------------------------------------------------------------------------------------------------------
      155,000   CA County Tobacco Securitization Agency (TASC)                    6.000       06/01/2043            162,189
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   CA County Tobacco Securitization Agency (TASC)                    6.125       06/01/2038          5,263,100
---------------------------------------------------------------------------------------------------------------------------
  318,250,000   CA County Tobacco Securitization Agency (TASC)                    6.310 4     06/01/2050         20,415,738
---------------------------------------------------------------------------------------------------------------------------
   57,000,000   CA County Tobacco Securitization Agency (TASC)                    6.400 4     06/01/2046          4,697,940
---------------------------------------------------------------------------------------------------------------------------
    2,250,000   CA GO ROLs 6                                                      7.403 3     12/01/2018          2,278,485
---------------------------------------------------------------------------------------------------------------------------
    5,250,000   CA GO ROLs 6                                                      8.011 3     12/01/2025          5,297,880
---------------------------------------------------------------------------------------------------------------------------
   14,375,000   CA GO ROLs 6                                                      8.620 3     12/01/2036         14,472,750
---------------------------------------------------------------------------------------------------------------------------
    3,655,000   CA Golden State Tobacco Securitization Corp.                      6.250       06/01/2033          3,997,071
---------------------------------------------------------------------------------------------------------------------------
   13,180,000   CA Golden State Tobacco Securitization Corp.                      6.625       06/01/2040         14,708,353
---------------------------------------------------------------------------------------------------------------------------
   30,195,000   CA Golden State Tobacco Securitization Corp.                      6.750       06/01/2039         33,990,512
---------------------------------------------------------------------------------------------------------------------------
  155,960,000   CA Golden State Tobacco Securitization Corp. (TASC)               5.000       06/01/2045        156,778,790
---------------------------------------------------------------------------------------------------------------------------
    1,510,000   CA Golden State Tobacco Securitization Corp. (TASC)               7.875       06/01/2042          1,813,193
---------------------------------------------------------------------------------------------------------------------------
    6,250,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                      6.750       09/01/2019          6,282,875
---------------------------------------------------------------------------------------------------------------------------
   25,575,000   CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                      6.875       11/01/2027         25,740,215
---------------------------------------------------------------------------------------------------------------------------
    2,980,000   CA Pollution Control Financing Authority
                (General Motors Corp.)                                            5.500       04/01/2008          2,959,170

                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                    COUPON        MATURITY          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   4,880,000   CA Statewide CDA (Aspire Public Schools)                          7.250%      08/01/2031     $    4,943,294
---------------------------------------------------------------------------------------------------------------------------
   13,000,000   CA Statewide CDA (East Valley Tourist)                            9.250       10/01/2020         14,192,360
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   CA Statewide CDA (Elder Care Alliance)                            8.250       11/15/2032          3,274,620
---------------------------------------------------------------------------------------------------------------------------
   14,400,000   CA Statewide CDA (Fairfield Apartments)                           7.250       01/01/2035         12,821,472
---------------------------------------------------------------------------------------------------------------------------
   53,224,000   CA Statewide CDA (United Airlines) 1,7                            5.700       10/01/2033         28,474,840
---------------------------------------------------------------------------------------------------------------------------
  555,300,000   CA Statewide Financing Authority Tobacco Settlement               7.000 4     06/01/2055         19,724,256
---------------------------------------------------------------------------------------------------------------------------
  260,000,000   CA Statewide Financing Authority Tobacco Settlement               7.880 4     06/01/2055          6,338,800
---------------------------------------------------------------------------------------------------------------------------
    4,500,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC)                                                            6.000       05/01/2037          4,706,055
---------------------------------------------------------------------------------------------------------------------------
    1,405,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC)                                                            6.000       05/01/2043          1,469,335
---------------------------------------------------------------------------------------------------------------------------
      100,000   CA Statewide Financing Authority Tobacco Settlement
                (TASC)                                                            6.000       05/01/2043            104,579
---------------------------------------------------------------------------------------------------------------------------
    3,875,000   CA Valley Health System COP                                       6.875       05/15/2023          3,880,115
---------------------------------------------------------------------------------------------------------------------------
    1,385,000   Lathrop, CA Special Tax Community Facilities District
                No. 03-2                                                          7.000       09/01/2033          1,432,325
---------------------------------------------------------------------------------------------------------------------------
    3,250,000   Long Beach, CA Harbor DRIVERS                                     8.956 3     05/15/2027          3,734,185
---------------------------------------------------------------------------------------------------------------------------
    5,700,000   Los Angeles, CA Regional Airports Improvement Corp.
                (Air Canada)                                                      8.750       10/01/2014          5,540,058
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Los Angeles, CA Regional Airports Improvement Corp.
                (American Airlines)                                               7.500       12/01/2024          2,211,300
---------------------------------------------------------------------------------------------------------------------------
    1,685,000   Los Angeles, CA Regional Airports Improvement Corp.
                (Continental Airlines)                                            5.650       08/01/2017          1,631,434
---------------------------------------------------------------------------------------------------------------------------
    1,135,000   Los Angeles, CA Regional Airports Improvement Corp.
                (Delta Airlines)                                                  6.350       11/01/2025          1,039,921
---------------------------------------------------------------------------------------------------------------------------
    8,400,000   Los Angeles, CA Regional Airports Improvement Corp.
                (Delta-Continental Airlines)                                      9.250       08/01/2024          8,417,052
---------------------------------------------------------------------------------------------------------------------------
  115,975,000   Northern CA Tobacco Securitization Authority (TASC)               6.370 4     06/01/2045         10,176,806
---------------------------------------------------------------------------------------------------------------------------
    2,200,000   San Diego County, CA COP                                          5.700       02/01/2028          2,180,904
---------------------------------------------------------------------------------------------------------------------------
   55,150,000   Southern CA Tobacco Securitization Authority                      5.125       06/01/2046         54,135,240
---------------------------------------------------------------------------------------------------------------------------
  175,550,000   Southern CA Tobacco Securitization Authority                      6.250 4     06/01/2046         15,235,985
---------------------------------------------------------------------------------------------------------------------------
   41,325,000   Southern CA Tobacco Securitization Authority                      6.400 4     06/01/2046          3,374,186
---------------------------------------------------------------------------------------------------------------------------
  143,080,000   Southern CA Tobacco Securitization Authority                      7.100 4     06/01/2046          9,145,674
---------------------------------------------------------------------------------------------------------------------------
   16,000,000   Southern CA Tobacco Securitization Authority
                (San Diego County Tobacco Asset Securitization Corp.)             5.000       06/01/2037         15,666,400
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Stockton, CA Public Financing Authority, Series A                 5.250       09/01/2031          3,132,390
---------------------------------------------------------------------------------------------------------------------------
    2,860,000   Stockton, CA Public Financing Authority, Series A                 5.250       09/01/2034          2,979,920
---------------------------------------------------------------------------------------------------------------------------
    5,425,000   Temecula, CA Public Financing Authority
                (Roripaugh Community Facilities District)                         5.450       09/01/2026          5,414,855
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   Temecula, CA Public Financing Authority
                (Roripaugh Community Facilities District)                         5.500       09/01/2036          3,967,800

                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                    COUPON        MATURITY          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$   2,680,000   Val Verde, CA Unified School District Special Tax                 5.450%      09/01/2036     $    2,734,645
                                                                                                             --------------
                                                                                                                703,396,237
---------------------------------------------------------------------------------------------------------------------------
COLORADO--3.1%
    1,000,000   Andonea, CO Metropolitan District No. 2                           6.125       12/01/2025          1,016,230
---------------------------------------------------------------------------------------------------------------------------
    2,380,000   Andonea, CO Metropolitan District No. 3                           6.250       12/01/2035          2,422,650
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   Arista, CO Metropolitan District                                  6.750       12/01/2035          5,314,050
---------------------------------------------------------------------------------------------------------------------------
    2,620,000   Beacon Point, CO Metropolitan District                            6.125       12/01/2025          2,756,607
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Beacon Point, CO Metropolitan District                            6.250       12/01/2035          2,111,920
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Castle Oaks, CO Metropolitan District                             6.000       12/01/2025          1,035,660
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Castle Oaks, CO Metropolitan District                             6.125       12/01/2035          1,558,155
---------------------------------------------------------------------------------------------------------------------------
    6,000,000   Central Marksheffel, CO Metropolitan District                     7.250       12/01/2029          6,416,580
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   CO Educational & Cultural Facilities Authority
                (Banning Lewis Ranch Academy)                                     6.125       12/15/2035          1,527,525
---------------------------------------------------------------------------------------------------------------------------
   24,295,000   CO Educational & Cultural Facilities Authority
                (Inn at Auraria)                                                  6.000       07/01/2042         23,785,291
---------------------------------------------------------------------------------------------------------------------------
      595,000   CO Hsg. & Finance Authority                                       6.400       11/01/2024            608,554
---------------------------------------------------------------------------------------------------------------------------
      825,000   CO Hsg. & Finance Authority                                       6.450       04/01/2030            837,763
---------------------------------------------------------------------------------------------------------------------------
      885,000   CO Hsg. & Finance Authority                                       7.000       02/01/2030            929,834
---------------------------------------------------------------------------------------------------------------------------
      180,000   CO Hsg. & Finance Authority                                       7.050       04/01/2031            187,704
---------------------------------------------------------------------------------------------------------------------------
      715,000   CO Hsg. & Finance Authority                                       7.050       04/01/2031            745,602
---------------------------------------------------------------------------------------------------------------------------
      875,000   CO Hsg. & Finance Authority                                       7.250       10/01/2031            916,930
---------------------------------------------------------------------------------------------------------------------------
      510,000   CO Hsg. & Finance Authority                                       8.400       10/01/2021            529,217
---------------------------------------------------------------------------------------------------------------------------
       20,000   CO Hsg. & Finance Authority (Single Family)                       6.500       11/01/2029             20,450
---------------------------------------------------------------------------------------------------------------------------
       50,000   CO Hsg. & Finance Authority (Single Family)                       6.800       04/01/2030             50,286
---------------------------------------------------------------------------------------------------------------------------
      109,000   CO Hsg. & Finance Authority (Single Family)                       7.250       05/01/2027            111,156
---------------------------------------------------------------------------------------------------------------------------
      480,000   CO Hsg. & Finance Authority, Series C-2                           6.600       08/01/2032            497,155
---------------------------------------------------------------------------------------------------------------------------
      545,000   CO Hsg. & Finance Authority, Series C-2                           6.875       11/01/2028            549,142
---------------------------------------------------------------------------------------------------------------------------
    2,950,000   CO International Center Metropolitan District No.3                6.500       12/01/2035          3,035,727
---------------------------------------------------------------------------------------------------------------------------
    8,315,000   Colorado Springs, CO Utilities                                    5.000       11/15/2043          8,443,799
---------------------------------------------------------------------------------------------------------------------------
    1,100,000   Crystal Crossing, CO Metropolitan District                        6.000       12/01/2036          1,107,051
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Denver, CO City & County Airport DRIVERS                          8.126 3     05/15/2013          2,315,840
---------------------------------------------------------------------------------------------------------------------------
    7,975,000   Denver, CO City & County Airport Special Facilities
                (United Air Lines) 1                                              6.875       10/01/2032         10,098,344
---------------------------------------------------------------------------------------------------------------------------
    3,200,000   Denver, CO Urban Renewal Authority                                9.125       09/01/2017          3,245,248
---------------------------------------------------------------------------------------------------------------------------
      475,000   Eagle County, CO Airport Terminal Corp.                           5.250       05/01/2020            476,040
---------------------------------------------------------------------------------------------------------------------------
    2,475,000   Elkhorn Ranch, CO Metropolitan District                           6.375       12/01/2035          2,564,496
---------------------------------------------------------------------------------------------------------------------------
    3,625,000   High Plains, CO Metropolitan District                             6.125       12/01/2025          3,814,008
---------------------------------------------------------------------------------------------------------------------------
    6,625,000   High Plains, CO Metropolitan District                             6.250       12/01/2035          6,995,735
---------------------------------------------------------------------------------------------------------------------------
    3,725,000   Highline Business Improvement District (Littleton, CO) 1          5.250       12/15/2019          2,550,768
---------------------------------------------------------------------------------------------------------------------------
      500,000   Huntington Trails, CO Metropolitan District                       6.250       12/01/2036            503,960

                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                    COUPON        MATURITY          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$  11,000,000   Lincoln Park, CO Metropolitan District                            7.750%      12/01/2026     $   11,675,400
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Murphy Creek, CO Metropolitan District No. 3                      6.000       12/01/2026          3,153,930
---------------------------------------------------------------------------------------------------------------------------
    9,060,000   Murphy Creek, CO Metropolitan District No. 3                      6.125       12/01/2035          9,573,249
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   Northwest CO Metropolitan District No. 3                          6.125       12/01/2025          2,613,575
---------------------------------------------------------------------------------------------------------------------------
    5,625,000   Northwest CO Metropolitan District No. 3                          6.250       12/01/2035          5,880,769
---------------------------------------------------------------------------------------------------------------------------
   19,500,000   Park Valley, CO Water & Sanitation Metropolitan District          6.000 4     12/15/2017          9,898,395
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Southlands, CO Medical District                                   7.000       12/01/2024          1,096,650
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Southlands, CO Medical District                                   7.125       12/01/2034          2,195,800
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Wheatlands, CO Metropolitan District                              6.125       12/01/2035          2,076,080
---------------------------------------------------------------------------------------------------------------------------
   11,500,000   Woodmen Heights, CO Metropolitan District                         7.000       12/01/2030         11,846,035
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Wyndham Hill, CO Metropolitan District                            6.250       12/01/2025          1,035,990
---------------------------------------------------------------------------------------------------------------------------
    2,450,000   Wyndham Hill, CO Metropolitan District                            6.375       12/01/2035          2,538,592
                                                                                                             --------------
                                                                                                                162,663,942
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.4%
       50,000   CT Devel. Authority (Aquarion Water Company of CT)                6.000       09/01/2036             51,053
---------------------------------------------------------------------------------------------------------------------------
       66,978   CT Devel. Authority (East Hills Woods)                            7.750       11/01/2017             64,536
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   CT Devel. Authority Airport Facility (Learjet)                    7.950       04/01/2026          1,781,130
---------------------------------------------------------------------------------------------------------------------------
    4,490,000   CT Devel. Authority Pollution Control
                (Connecticut Light & Power Company)                               5.950       09/01/2028          4,703,051
---------------------------------------------------------------------------------------------------------------------------
      100,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
                Foundation Obligated Group)                                       6.500       07/01/2012            102,229
---------------------------------------------------------------------------------------------------------------------------
      330,000   CT H&EFA (Pope John Paul II Center for Health)                    6.250       11/01/2013            331,752
---------------------------------------------------------------------------------------------------------------------------
      100,000   CT HFA                                                            6.300       11/15/2017            102,358
---------------------------------------------------------------------------------------------------------------------------
    8,985,000   CT Resource Recovery Authority
                (Browning-Ferris Industries)                                      6.450       11/15/2022          9,182,670
---------------------------------------------------------------------------------------------------------------------------
    3,750,000   Mashantucket, CT Western Pequot Tribe, Series B                   5.500       09/01/2036          3,875,888
                                                                                                             --------------
                                                                                                                 20,194,667
---------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.0%
    1,810,000   DE EDA (General Motors Corp.)                                     5.600       04/01/2009          1,769,655
---------------------------------------------------------------------------------------------------------------------------
       25,000   DE EDA (Peninsula United Methodist Homes)                         6.300       05/01/2022             25,554
---------------------------------------------------------------------------------------------------------------------------
      245,000   DE Hsg. Authority (Multifamily Mtg.)                              7.000       05/01/2025            239,840
---------------------------------------------------------------------------------------------------------------------------
       15,000   DE Hsg. Authority (Single Family Mtg.)                            6.000       07/01/2018             15,259
---------------------------------------------------------------------------------------------------------------------------
      200,000   New Castle County, DE Pollution Control
                (General Motors Corp.)                                            7.750 8     10/01/2008            200,000
---------------------------------------------------------------------------------------------------------------------------
       25,000   Wilmington, DE GO                                                 6.200       10/01/2016             25,591
                                                                                                             --------------
                                                                                                                  2,275,899
---------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.4%
      150,000   District of Columbia (American University)                        5.750       10/01/2016            151,952
---------------------------------------------------------------------------------------------------------------------------
       75,000   District of Columbia HFA (Benning Road Apartments)                6.300       01/01/2012             75,206

                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA Continued
$   2,595,000   District of Columbia HFA RITES                                   7.667% 3    12/01/2021      $    2,429,647
---------------------------------------------------------------------------------------------------------------------------
      120,000   District of Columbia Tobacco Settlement Financing Corp.          6.250       05/15/2024             127,386
---------------------------------------------------------------------------------------------------------------------------
   10,290,000   District of Columbia Tobacco Settlement Financing Corp.          6.500       05/15/2033          11,730,394
---------------------------------------------------------------------------------------------------------------------------
   32,680,000   District of Columbia Tobacco Settlement Financing Corp.          6.750       05/15/2040          35,525,448
---------------------------------------------------------------------------------------------------------------------------
    2,055,000   Metropolitan Washington D.C. Airport Authority DRIVERS           8.541 3     10/01/2011           2,251,910
---------------------------------------------------------------------------------------------------------------------------
    8,200,000   Metropolitan Washington D.C. Airport Authority ROLs              6.070 3     10/01/2035           8,573,100
---------------------------------------------------------------------------------------------------------------------------
    1,250,000   Metropolitan Washington D.C. Airport Authority ROLs              8.458 3     10/01/2035           1,354,750
---------------------------------------------------------------------------------------------------------------------------
    1,250,000   Metropolitan Washington D.C. Airport Authority ROLs              8.478 3     10/01/2034           1,331,800
---------------------------------------------------------------------------------------------------------------------------
    5,575,000   Metropolitan Washington D.C. Airport Authority ROLs              9.472 3     10/01/2032           6,229,505
---------------------------------------------------------------------------------------------------------------------------
    6,580,000   Metropolitan Washington D.C. Airport Authority ROLs,
                Series A                                                         7.579 3     10/01/2020           7,064,749
                                                                                                             --------------
                                                                                                                 76,845,847
---------------------------------------------------------------------------------------------------------------------------
FLORIDA--8.8%
    4,765,000   Aberdeen, FL Community Devel. District                           5.500       05/01/2036           4,792,923
---------------------------------------------------------------------------------------------------------------------------
      105,000   Alachua County, FL Health Facilities Authority
                (Shands Teaching Hospital and Clinics)                           5.800       12/01/2026             107,678
---------------------------------------------------------------------------------------------------------------------------
    1,895,000   Amelia Walk, FL Community Devel. District
                Special Assessment                                               5.500       05/01/2037           1,908,341
---------------------------------------------------------------------------------------------------------------------------
    4,265,000   Arlington Ridge, FL Community Devel. District                    5.500       05/01/2036           4,292,552
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Avelar Creek, FL Community Devel. District                       5.375       05/01/2036             996,960
---------------------------------------------------------------------------------------------------------------------------
      885,000   Baywinds, FL Community Devel. District                           5.250       05/01/2037             872,300
---------------------------------------------------------------------------------------------------------------------------
    2,200,000   Beacon, FL Tradeport Community Devel. District                   7.250       05/01/2033           2,372,260
---------------------------------------------------------------------------------------------------------------------------
    2,750,000   Beacon, FL Tradeport Community Devel. District RITES             8.897 3     05/01/2032           3,550,800
---------------------------------------------------------------------------------------------------------------------------
    7,625,000   Bonnet Creek, FL Resort Community Devel. District
                Special Assessment                                               7.500       05/01/2034           8,369,658
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   Broward County, FL Educational Facilities Authority ROLs         8.320 3     04/01/2036           2,757,650
---------------------------------------------------------------------------------------------------------------------------
       25,000   Broward County, FL HFA (Cross Keys Apartments)                   5.750       10/01/2028              25,381
---------------------------------------------------------------------------------------------------------------------------
      125,000   Broward County, FL HFA (Stirling Apartments)                     5.750       04/01/2038             127,700
---------------------------------------------------------------------------------------------------------------------------
       55,000   Collier County, FL IDA (Allete)                                  6.500       10/01/2025              56,186
---------------------------------------------------------------------------------------------------------------------------
    7,520,000   Cordoba Ranch, FL Community Devel. District
                Special Assessment                                               5.550       05/01/2037           7,606,781
---------------------------------------------------------------------------------------------------------------------------
    1,130,000   Crestview II, FL Community Devel. District
                Special Assessment                                               5.600       05/01/2037           1,131,153
---------------------------------------------------------------------------------------------------------------------------
      490,000   Dade County, FL Aviation (Miami International Airport)           5.750       10/01/2026             501,079
---------------------------------------------------------------------------------------------------------------------------
      255,000   Dade County, FL Aviation, Series A                               5.750       10/01/2018             260,766
---------------------------------------------------------------------------------------------------------------------------
       45,000   Dade County, FL HFA (Golden Lakes Apartments)                    6.050       11/01/2039              45,468
---------------------------------------------------------------------------------------------------------------------------
       25,000   Dade County, FL HFA (Siesta Pointe Apartments)                   5.750       09/01/2029              25,388
---------------------------------------------------------------------------------------------------------------------------
       25,000   Dade County, FL IDA (FL Club Care)                               6.600       01/20/2018              25,055
---------------------------------------------------------------------------------------------------------------------------
    1,915,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)             8.000       06/01/2022           1,947,306

                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   5,630,000   Escambia County, FL Pollution Control
                (Champion International Corp.)                                   5.875%      06/01/2022      $    5,658,488
---------------------------------------------------------------------------------------------------------------------------
    4,440,000   Escambia County, FL Pollution Control
                (Champion International Corp.)                                   6.400       09/01/2030           4,541,987
---------------------------------------------------------------------------------------------------------------------------
    1,985,000   FL Capital Projects Finance Authority
                (Waste Corp. of America)                                         8.000       10/01/2019           1,986,985
---------------------------------------------------------------------------------------------------------------------------
    1,250,000   FL Capital Projects Finance Authority
                (Waste Corp. of America)                                         9.000       09/01/2020           1,241,088
---------------------------------------------------------------------------------------------------------------------------
       50,000   FL Capital Projects Finance Authority CCRC
                (Glenridge on Palmer Ranch)                                      7.625       06/01/2032              51,885
---------------------------------------------------------------------------------------------------------------------------
    8,485,000   FL Capital Projects Finance Authority CCRC
                (Glenridge on Palmer Ranch)                                      8.000       06/01/2032           9,305,839
---------------------------------------------------------------------------------------------------------------------------
      710,000   FL Capital Trust Agency (American Opportunity)                   8.250       12/01/2038             713,174
---------------------------------------------------------------------------------------------------------------------------
    7,135,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)               6.000       07/01/2040           7,037,893
---------------------------------------------------------------------------------------------------------------------------
   13,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)               8.000       07/01/2040          12,826,710
---------------------------------------------------------------------------------------------------------------------------
   24,600,000   FL Capital Trust Agency (Seminole Tribe Convention)              8.950       10/01/2033          30,326,880
---------------------------------------------------------------------------------------------------------------------------
   26,200,000   FL Capital Trust Agency Multifamily Affordable Hsg.,
                Series C                                                         8.125       10/01/2038          27,305,640
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   FL City Center Community Devel. District                         6.125       05/01/2036           2,010,700
---------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Crossings Indian Run Apartments)                         6.200       12/01/2036              25,538
---------------------------------------------------------------------------------------------------------------------------
       10,000   FL HFA (Hsg. Partners of Panama City)                            5.700       05/01/2037              10,179
---------------------------------------------------------------------------------------------------------------------------
       75,000   FL HFA (Mariner Club Apartments), Series K-1                     6.375       09/01/2036              76,557
---------------------------------------------------------------------------------------------------------------------------
    4,905,000   FL HFA (St. Cloud Village Associates)                            5.950       02/01/2030           5,056,417
---------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Turtle Creek Apartments)                                 6.150       05/01/2026              25,442
---------------------------------------------------------------------------------------------------------------------------
       25,000   FL HFA (Vizcaya Villas)                                          6.125       12/01/2021              25,521
---------------------------------------------------------------------------------------------------------------------------
       20,000   FL HFA (Vizcaya Villas)                                          6.200       12/01/2028              20,417
---------------------------------------------------------------------------------------------------------------------------
   10,000,000   FL HFC (Homeowner Mtg.) 2                                        5.050       07/01/2026          10,129,700
---------------------------------------------------------------------------------------------------------------------------
   23,960,000   FL HFC (Homeowner Mtg.) 2                                        5.150       07/01/2037          24,199,360
---------------------------------------------------------------------------------------------------------------------------
       10,000   FL HFC (Stonebridge Landings Apartments)                         5.200       08/01/2031              10,098
---------------------------------------------------------------------------------------------------------------------------
    2,605,000   FL HFC (Tallahassee Augustine Club Apartments)                   8.250       10/01/2030           2,667,442
---------------------------------------------------------------------------------------------------------------------------
    5,160,000   FL HFC (Westchase Apartments)                                    6.610       07/01/2038           5,279,815
---------------------------------------------------------------------------------------------------------------------------
   17,340,000   Glades, FL Correctional Devel. Corp.
                (Glades County Detention)                                        7.375       03/01/2030          17,280,697
---------------------------------------------------------------------------------------------------------------------------
      665,000   Grand Haven, FL Community Devel. District
                Special Assessment, Series B                                     6.900       05/01/2019             665,998
---------------------------------------------------------------------------------------------------------------------------
    6,360,000   Greater Orlando, FL Aviation Authority
                (JetBlue Airways Corp.)                                          6.375       11/15/2026           6,614,972
---------------------------------------------------------------------------------------------------------------------------
   14,865,000   Greater Orlando, FL Aviation Authority
                (JetBlue Airways Corp.)                                          6.500       11/15/2036          15,524,114
---------------------------------------------------------------------------------------------------------------------------
    4,150,000   Highlands County, FL Health Facilities Authority
                (AHS-GA/AHS-Sunbelt/CV/OCC/Fletcher/FH-
                Waterman Obligated Group)                                        5.000       11/15/2030           4,203,535

                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   4,185,000   Highlands, FL Community Devel. District                          5.550%      05/01/2036      $    4,238,108
---------------------------------------------------------------------------------------------------------------------------
      100,000   Hillsborough County, FL Aviation Authority
                (Tampa International Airport)                                    6.000       10/01/2023             102,305
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Hillsborough County, FL IDA (National Gypsum Company)            7.125       04/01/2030           2,199,440
---------------------------------------------------------------------------------------------------------------------------
    9,250,000   Hillsborough County, FL IDA (Senior Care Group)                  6.700       07/01/2021           9,445,915
---------------------------------------------------------------------------------------------------------------------------
    6,000,000   Hillsborough County, FL IDA (Senior Care Group)                  6.750       07/01/2029           6,100,860
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Jacksonville, FL EDC (Met Packaging Solutions)                   5.500       10/01/2030           3,141,570
---------------------------------------------------------------------------------------------------------------------------
    4,500,000   Jacksonville, FL Health Facilities Authority ROLs                9.592 3     11/15/2032           5,090,310
---------------------------------------------------------------------------------------------------------------------------
      225,000   Jacksonville, FL Water & Sewage (United Waterworks)              6.350       08/01/2025             227,684
---------------------------------------------------------------------------------------------------------------------------
    1,210,000   Keys Cove, FL Community Devel. District                          5.875       05/01/2035           1,262,792
---------------------------------------------------------------------------------------------------------------------------
      135,000   Largo, FL Sun Coast Health System (Sun Coast Hospital)           6.200       03/01/2013             135,007
---------------------------------------------------------------------------------------------------------------------------
    1,725,000   Madison County, FL Mtg. (Twin Oaks)                              6.000       07/01/2025           1,774,283
---------------------------------------------------------------------------------------------------------------------------
   14,190,000   Martin County, FL IDA (Indiantown Cogeneration)                  7.875       12/15/2025          14,276,985
---------------------------------------------------------------------------------------------------------------------------
      720,000   Martin County, FL IDA (Indiantown Cogeneration)                  8.050       12/15/2025             725,040
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Miami Beach, FL Health Facilities Authority
                (Mt. Sinai Medical Center)                                       6.700       11/15/2019           1,097,180
---------------------------------------------------------------------------------------------------------------------------
      500,000   Miami Beach, FL Health Facilities Authority
                (Mt. Sinai Medical Center)                                       6.800       11/15/2031             549,945
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Miami, FL Health Facilities Authority (Mercy Hospital) IRS       7.304 3     08/15/2015           2,003,460
---------------------------------------------------------------------------------------------------------------------------
    8,650,000   Miami-Dade County, FL Aviation ROLs                              6.070 3     10/01/2035           8,912,441
---------------------------------------------------------------------------------------------------------------------------
    8,895,000   Miami-Dade County, FL Aviation ROLs                              8.230 3     10/01/2038           9,455,207
---------------------------------------------------------------------------------------------------------------------------
   17,535,000   Miami-Dade County, FL Aviation ROLs                              8.478 3     10/01/2037          18,239,556
---------------------------------------------------------------------------------------------------------------------------
      700,000   Mira Lago West, FL Community Devel. District                     5.375       05/01/2036             698,908
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   Miromar Lakes, FL Community Devel. District                      6.875       05/01/2035           4,423,480
---------------------------------------------------------------------------------------------------------------------------
    3,790,000   Montecito, FL Community Devel. District                          5.500       05/01/2037           3,814,483
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Monterra, FL Community Devel. District
                Special Assessment                                               5.500       05/01/2036           3,019,380
---------------------------------------------------------------------------------------------------------------------------
    7,250,000   New Port Tampa Bay, FL Community Devel. District                 5.875       05/01/2038           7,324,240
---------------------------------------------------------------------------------------------------------------------------
    1,535,000   Orange County, FL Health Facilities Authority
                (GF Orlando/CFGH Obligated Group)                                8.875       07/01/2021           1,706,413
---------------------------------------------------------------------------------------------------------------------------
    3,200,000   Orange County, FL Health Facilities Authority
                (GF Orlando/CFGH Obligated Group)                                9.000       07/01/2031           3,527,360
---------------------------------------------------------------------------------------------------------------------------
    2,625,000   Orange County, FL HFA                                            5.150       03/01/2037           2,657,576
---------------------------------------------------------------------------------------------------------------------------
    6,020,000   Orange County, FL HFA (Dunwoodie Apartments)                     6.500       07/01/2035           6,129,082
---------------------------------------------------------------------------------------------------------------------------
    1,755,000   Orange County, FL Hsg. Finance Authority
                (Seminole Pointe)                                                5.800       06/01/2032           1,782,501
---------------------------------------------------------------------------------------------------------------------------
    3,750,000   Palm Bay, FL Educational Facilities (Patriot Charter School)     7.000       07/01/2036           3,998,213
---------------------------------------------------------------------------------------------------------------------------
       20,000   Palm Beach County, FL HFA (Chelsea Commons)                      5.900       06/01/2029              20,224
---------------------------------------------------------------------------------------------------------------------------
       45,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)              6.100       08/01/2029              45,261
---------------------------------------------------------------------------------------------------------------------------
      685,000   Palm Beach County, FL Multifamily (Boynton Apartments) 1         8.000       01/01/2014             450,196

                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$   3,375,000   Palm Coast Park, FL Community Devel. District
                Special Assessment                                               5.700%      05/01/2037      $    3,396,600
---------------------------------------------------------------------------------------------------------------------------
      975,000   Palm Glades, FL Community Devel. District                        5.300       05/01/2036             976,238
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Parkway Center, FL Community Devel. District, Series A           6.300       05/01/2034           1,595,685
---------------------------------------------------------------------------------------------------------------------------
    2,250,000   Portico, FL Community Devel. District                            5.450       05/01/2037           2,267,573
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Portofino Isles, FL Community Devel. District
                (Portofino Court)                                                5.600       05/01/2036           3,065,250
---------------------------------------------------------------------------------------------------------------------------
      500,000   Renaissance Commons, FL Community Devel. District,
                Series A                                                         5.600       05/01/2036             511,580
---------------------------------------------------------------------------------------------------------------------------
    1,750,000   Reunion East, FL Community Devel. District                       5.800       05/01/2036           1,806,438
---------------------------------------------------------------------------------------------------------------------------
   10,000,000   Reunion East, FL Community Devel. District, Series A             7.375       05/01/2033          11,102,900
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Reunion West, FL Community Devel. District
                Special Assessment                                               6.250       05/01/2036           2,108,180
---------------------------------------------------------------------------------------------------------------------------
    3,965,000   Sanford, FL Airport Facilities Authority
                (Central Florida Terminals)                                      7.500       05/01/2010           4,049,534
---------------------------------------------------------------------------------------------------------------------------
    5,880,000   Sanford, FL Airport Facilities Authority
                (Central Florida Terminals)                                      7.500       05/01/2015           6,005,362
---------------------------------------------------------------------------------------------------------------------------
    1,105,000   Sanford, FL Airport Facilities Authority
                (Central Florida Terminals)                                      7.500       05/01/2021           1,111,696
---------------------------------------------------------------------------------------------------------------------------
   10,395,000   Sanford, FL Airport Facilities Authority
                (Central Florida Terminals)                                      7.750       05/01/2021          10,618,181
---------------------------------------------------------------------------------------------------------------------------
    4,475,000   Seminole County, FL IDA (Progressive Health)                     7.500       03/01/2035           4,513,530
---------------------------------------------------------------------------------------------------------------------------
    6,000,000   Shingle Creek, FL Community Devel. District                      6.100       05/01/2025           6,019,440
---------------------------------------------------------------------------------------------------------------------------
    5,250,000   Shingle Creek, FL Community Devel. District                      6.125       05/01/2037           5,229,945
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Stonebrier, FL Community Devel. District                         5.500       05/01/2037           2,012,720
---------------------------------------------------------------------------------------------------------------------------
    2,965,000   Town Center, FL at Palm Coast Community Devel. District          6.000       05/01/2036           3,061,956
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Verandah East, FL Community Devel. District                      5.400       05/01/2037           1,521,330
---------------------------------------------------------------------------------------------------------------------------
    2,400,000   Verano Center, FL Community Devel. District                      5.375       05/01/2037           2,403,936
---------------------------------------------------------------------------------------------------------------------------
    1,790,000   Villa Portofino West, FL Community Devel. District               5.350       05/01/2036           1,790,519
---------------------------------------------------------------------------------------------------------------------------
    7,620,000   Wentworth Estates, FL Community Devel. District                  5.625       05/01/2037           7,703,210
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   West Villages, FL Improvement District                           5.800       05/01/2036           3,079,470
---------------------------------------------------------------------------------------------------------------------------
    6,525,000   Westside FL Community Devel. District                            5.650       05/01/2037           6,616,546
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Winter Garden Village at Fowler Groves, FL
                Community Devel. District Special Tax                            5.650       05/01/2037           1,530,840
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   World Commerce, FL Community Devel. District
                Special Assessment                                               6.500       05/01/2036           1,058,150
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Zephyr Ridge, FL Community Devel. District                       5.250       05/01/2013           1,501,725
---------------------------------------------------------------------------------------------------------------------------
    2,705,000   Zephyr Ridge, FL Community Devel. District                       5.625       05/01/2037           2,727,046
                                                                                                             --------------
                                                                                                                464,557,441
---------------------------------------------------------------------------------------------------------------------------
GEORGIA--0.9%
    5,000,000   Atlanta, GA Airport Passenger Facility ROLs                      6.100 3     01/01/2034           5,251,600

                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$   3,000,000   Atlanta, GA Devel. Authority Student Hsg.
                (ADA/CAU Partners)                                               6.250%      07/01/2036      $    3,296,580
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Atlanta, GA Tax Allocation (Eastside)                            5.600       01/01/2030           1,529,115
---------------------------------------------------------------------------------------------------------------------------
      140,000   Atlanta, GA Urban Residential Finance Authority
                (Spring Branch Apartments)                                       8.500       04/01/2026             111,916
---------------------------------------------------------------------------------------------------------------------------
      580,000   Brunswick & Glynn County, GA Devel. Authority
                (Coastal Community Retirement Corp.)                             7.125       01/01/2025             574,038
---------------------------------------------------------------------------------------------------------------------------
    7,695,000   Brunswick & Glynn County, GA Devel. Authority
                (Coastal Community Retirement Corp.)                             7.250       01/01/2035           7,610,278
---------------------------------------------------------------------------------------------------------------------------
       60,000   Brunswick & Glynn County, GA Devel. Authority
                (Georgia-Pacific Corp.)                                          5.550       03/01/2026              59,749
---------------------------------------------------------------------------------------------------------------------------
       50,000   Burke County, GA Devel. Authority
                (Georgia Power Company)                                          5.450       05/01/2034              50,018
---------------------------------------------------------------------------------------------------------------------------
      120,000   Burke County, GA Devel. Authority
                (Georgia Power Company)                                          5.450       05/01/2034             120,120
---------------------------------------------------------------------------------------------------------------------------
      155,000   Charlton County, GA Solid Waste Management
                Authority (Chesser Island Road Landfill)                         7.375       04/01/2018             156,163
---------------------------------------------------------------------------------------------------------------------------
       50,000   Cherokee County, GA Hospital Authority
                (RT Jones Memorial Hospital)                                     7.300       12/01/2013              50,548
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   De Kalb County, GA Devel. Authority
                (General Motors Corp.)                                           6.000       03/15/2021           1,500,285
---------------------------------------------------------------------------------------------------------------------------
      950,000   Effingham County, GA Devel. Authority (Fort James Corp.)         5.625       07/01/2018             955,577
---------------------------------------------------------------------------------------------------------------------------
       45,000   Effingham County, GA IDA Pollution Control
                (Georgia-Pacific Corp.)                                          6.500       06/01/2031              47,411
---------------------------------------------------------------------------------------------------------------------------
      100,000   McDuffie County, GA County Devel. Authority
                (Temple-Inland)                                                  6.950       12/01/2023             111,017
---------------------------------------------------------------------------------------------------------------------------
    3,245,000   Rockdale County, GA Devel. Authority (Visy Paper)                7.400       01/01/2016           3,273,232
---------------------------------------------------------------------------------------------------------------------------
   14,500,000   Rockdale County, GA Devel. Authority (Visy Paper)                7.500       01/01/2026          14,626,150
---------------------------------------------------------------------------------------------------------------------------
      430,000   Savannah, GA EDA (Skidway Health & Living Services)              6.850       01/01/2019             444,478
---------------------------------------------------------------------------------------------------------------------------
    1,005,000   Savannah, GA EDA (Skidway Health & Living Services)              7.400       01/01/2024           1,055,612
---------------------------------------------------------------------------------------------------------------------------
    2,885,000   Savannah, GA EDA (Skidway Health & Living Services)              7.400       01/01/2034           3,014,508
---------------------------------------------------------------------------------------------------------------------------
    2,160,000   Savannah, GA EDA (Stone Container Corp.)                         8.125       07/01/2015           2,207,282
                                                                                                             --------------
                                                                                                                 46,045,677
---------------------------------------------------------------------------------------------------------------------------
HAWAII--0.5%
    2,500,000   HI Dept. of Budget & Finance RITES                               6.332 3     12/01/2022           2,729,700
---------------------------------------------------------------------------------------------------------------------------
    2,125,000   HI Dept. of Budget & Finance RITES                               6.728 3     09/01/2032           2,286,075
---------------------------------------------------------------------------------------------------------------------------
      165,000   HI Dept. of Budget & Finance Special Purpose
                (Hawaiian Electric Company)                                      5.450       11/01/2023             165,884
---------------------------------------------------------------------------------------------------------------------------
       50,000   HI Dept. of Budget & Finance Special Purpose
                (Hawaiian Electric Company)                                      6.200       05/01/2026              50,590
---------------------------------------------------------------------------------------------------------------------------
   10,600,000   HI Dept. of Budget & Finance Special Purpose
                (Kahala Nui)                                                     8.000       11/15/2033          12,200,282

                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
HAWAII Continued
$   2,600,000   HI Dept. of Budget & Finance Special Purpose
                (Kahala Senior Living Community)                                 7.875%      11/15/2023      $    2,990,546
---------------------------------------------------------------------------------------------------------------------------
       25,000   HI Dept. of Transportation (Continental Airlines)                5.625       11/15/2027              24,318
---------------------------------------------------------------------------------------------------------------------------
    5,620,000   HI Dept. of Transportation (Continental Airlines)                7.000       06/01/2020           5,911,566
                                                                                                             --------------
                                                                                                                 26,358,961
---------------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
    3,000,000   ID Health Facilities Authority (Valley Vista Care Corp.)         7.875       11/15/2022           3,140,790
---------------------------------------------------------------------------------------------------------------------------
      125,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                    5.950       01/01/2014             127,291
---------------------------------------------------------------------------------------------------------------------------
       25,000   ID Hsg. Agency (Park Place)                                      6.500       12/01/2036              25,604
---------------------------------------------------------------------------------------------------------------------------
      120,000   ID Hsg. Agency (Single Family Mtg.)                              6.200       07/01/2025             122,611
---------------------------------------------------------------------------------------------------------------------------
      710,000   ID Hsg. Agency (Single Family Mtg.)                              6.550       07/01/2025             725,585
                                                                                                             --------------
                                                                                                                  4,141,881
---------------------------------------------------------------------------------------------------------------------------
ILLINOIS--3.4%
    4,262,500   Bolingbrook, IL Will & Du Page Counties
                Wastewater Facilities (Crossroads Treatment)                     6.600       01/01/2035           4,286,413
---------------------------------------------------------------------------------------------------------------------------
    8,000,000   Caseyville, IL Tax (Forest Lakes)                                7.000       12/30/2022           8,358,240
---------------------------------------------------------------------------------------------------------------------------
    8,000,000   Centerpoint, IL Intermodal Center Program                        8.000       06/15/2023           8,104,000
---------------------------------------------------------------------------------------------------------------------------
   10,000,000   Chicago, IL Midway Airport                                       5.500       01/01/2029          10,163,300
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   Chicago, IL O'Hare International Airport
                (American Airlines)                                              8.200       12/01/2024           5,135,000
---------------------------------------------------------------------------------------------------------------------------
    8,050,000   Chicago, IL O'Hare International Airport RITES                  10.283 3     01/01/2029          11,375,133
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Chicago, IL O'Hare International Airport ROLs                    8.458 3     01/01/2034           2,046,440
---------------------------------------------------------------------------------------------------------------------------
    3,375,000   Cortland, IL Special Tax (Sheaffer System)                       5.500       03/01/2017           3,378,848
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Deerfield, IL Educational Facilities
                (Chicagoland Jewish High School)                                 6.000       05/01/2041           1,511,385
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Du Page County, IL Special Service Area No. 31
                Special Tax (Monarch Landing)                                    5.625       03/01/2036           1,005,680
---------------------------------------------------------------------------------------------------------------------------
    1,375,000   Godfrey, IL (United Methodist Village)                           5.875       11/15/2029           1,194,119
---------------------------------------------------------------------------------------------------------------------------
       26,961   IL Devel. Finance Authority (Community Rehab Providers)          8.250       08/01/2012              24,064
---------------------------------------------------------------------------------------------------------------------------
   23,540,000   IL Devel. Finance Authority Environmental Facilities
                (Citgo Petroleum Corp.)                                          8.000       06/01/2032          26,409,055
---------------------------------------------------------------------------------------------------------------------------
       30,000   IL Devel. Finance Authority Pollution Control
                (Rockford School)                                                6.700       02/01/2013              30,421
---------------------------------------------------------------------------------------------------------------------------
       25,000   IL Educational Facilities Authority (Lewis University)           6.125       10/01/2026              25,593
---------------------------------------------------------------------------------------------------------------------------
    4,350,000   IL Educational Facilities Authority
                (Plum Creek Rolling Meadows)                                     6.500       12/01/2037           4,346,607
---------------------------------------------------------------------------------------------------------------------------
    3,195,000   IL Finance Authority (Bethel Terrace Apartments)                 5.375       09/01/2035           3,059,117
---------------------------------------------------------------------------------------------------------------------------
    4,250,000   IL Finance Authority (Clare Oaks)                                6.000       11/15/2039           4,261,178
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   IL Finance Authority (Friendship Village Schaumburg)             5.375       02/15/2025           2,007,420
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   IL Finance Authority (Friendship Village Schaumburg)             5.625       02/15/2037           2,016,800
---------------------------------------------------------------------------------------------------------------------------
      850,000   IL Finance Authority (Luther Oaks)                               6.000       08/15/2026             878,450

                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$   1,500,000   IL Finance Authority (Luther Oaks)                               6.000%      08/15/2039      $    1,532,385
---------------------------------------------------------------------------------------------------------------------------
    3,640,000   IL Finance Authority (Lutheran Social Services of Illinois/
                Vesper Management Corp. Obligated Group)                         5.125       08/15/2028           3,525,486
---------------------------------------------------------------------------------------------------------------------------
    3,265,000   IL Finance Authority (Lutheran Social Services)                  5.000       08/15/2024           3,146,154
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   IL Health Facilities Authority                                   6.900       11/15/2033           1,635,585
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   IL Health Facilities Authority (Edward Hospital)                 6.000       02/15/2019           1,528,125
---------------------------------------------------------------------------------------------------------------------------
    5,250,000   IL Health Facilities Authority (Hinsdale)                        7.000       11/15/2019           5,472,285
---------------------------------------------------------------------------------------------------------------------------
       60,000   IL Health Facilities Authority
                (LUHS/LUMC Obligated Group)                                      6.125       07/01/2031              63,027
---------------------------------------------------------------------------------------------------------------------------
    2,125,000   IL Health Facilities Authority RITES                             6.956 3     02/15/2025           2,376,430
---------------------------------------------------------------------------------------------------------------------------
       30,000   IL Hsg. Devel. Authority (Garden House River Oak)                6.875       01/01/2020              30,398
---------------------------------------------------------------------------------------------------------------------------
       10,000   IL Hsg. Devel. Authority (Multifamily Hsg.), Series A            7.100       07/01/2026              10,013
---------------------------------------------------------------------------------------------------------------------------
      985,000   Lombard, IL Facilities Corp. ROLs                                9.552 3     01/01/2030           1,149,731
---------------------------------------------------------------------------------------------------------------------------
    1,250,000   Lombard, IL Facilities Corp. ROLs                                9.552 3     01/01/2036           1,447,475
---------------------------------------------------------------------------------------------------------------------------
    2,600,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                      5.250       01/01/2036           2,702,674
---------------------------------------------------------------------------------------------------------------------------
   13,635,000   Lombard, IL Public Facilities Corp.
                (Conference Center & Hotel)                                      7.125       01/01/2036          14,491,551
---------------------------------------------------------------------------------------------------------------------------
      495,000   Peoria, IL Hsg. (Peoria Oak Woods Apartments)                    7.750       10/15/2033             488,070
---------------------------------------------------------------------------------------------------------------------------
    3,500,000   Plano, IL Special Service Area No. 5                             6.000       03/01/2036           3,536,225
---------------------------------------------------------------------------------------------------------------------------
    6,375,000   Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)         6.375       08/01/2040           6,274,913
---------------------------------------------------------------------------------------------------------------------------
   19,026,158   Robbins, IL Res Rec (Robbins Res Rec Partners)                   7.250       10/15/2024          19,382,708
---------------------------------------------------------------------------------------------------------------------------
    5,660,000   Volo Village, IL Special Service Area (Remington Pointe)         6.450       03/01/2034           5,929,359
---------------------------------------------------------------------------------------------------------------------------
    5,175,000   Yorkville, IL United City Special Services Area
                Special Tax (Bristol Bay)                                        5.875       03/01/2036           5,103,275
                                                                                                             --------------
                                                                                                                179,443,132
---------------------------------------------------------------------------------------------------------------------------
INDIANA--1.1%
      295,000   East Chicago, IN Solid Waste Disposal (USG Corp.)                6.375       08/01/2029             309,951
---------------------------------------------------------------------------------------------------------------------------
       25,000   Fort Wayne, IN Pollution Control (General Motors Corp.)          6.200       10/15/2025              25,335
---------------------------------------------------------------------------------------------------------------------------
       25,000   IN Bond Bank (Southwestern Bartholomew Water Corp.)              6.625       06/01/2012              25,037
---------------------------------------------------------------------------------------------------------------------------
   13,925,000   IN Devel. Finance Authority (Inland Steel)                       7.250       11/01/2011          14,221,463
---------------------------------------------------------------------------------------------------------------------------
    1,690,000   IN Health Facility Financing Authority RITES                     8.426 3     11/01/2031           2,271,191
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   IN Health Facility Financing Authority RITES                     8.432 3     11/01/2031           3,359,750
---------------------------------------------------------------------------------------------------------------------------
       20,000   IN HFA (Single Family Mtg.)                                      5.550       01/01/2025              20,113
---------------------------------------------------------------------------------------------------------------------------
      550,000   IN Pollution Control (General Motors Corp.)                      5.625       04/01/2011             544,473
---------------------------------------------------------------------------------------------------------------------------
    4,360,000   Indianapolis, IN Hsg. (Cambridge Station Apartments)             5.250       01/01/2039           4,400,112
---------------------------------------------------------------------------------------------------------------------------
       75,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)        5.625       12/01/2027              75,140
---------------------------------------------------------------------------------------------------------------------------
   17,505,000   North Manchester, IN (Estelle Peabody Memorial Home)             7.250       07/01/2033          18,189,270
---------------------------------------------------------------------------------------------------------------------------
    4,500,000   Petersburg, IN Pollution Control
                (Indianapolis Power & Light Company)                             6.625       12/01/2024           4,588,380

                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$     230,000   St. Joseph County, IN Economic Devel.
                (Holy Cross Village Notre Dame)                                  5.550%      05/15/2019      $      231,697
---------------------------------------------------------------------------------------------------------------------------
      265,000   St. Joseph County, IN Economic Devel.
                (Holy Cross Village Notre Dame)                                  5.700       05/15/2028             267,168
---------------------------------------------------------------------------------------------------------------------------
      500,000   St. Joseph County, IN Economic Devel.
                (Holy Cross Village Notre Dame)                                  6.000       05/15/2038             518,295
---------------------------------------------------------------------------------------------------------------------------
    6,915,000   Vincennes, IN Economic Devel.
                (Southwest Indiana Regional Youth Village)                       6.250       01/01/2024           6,927,447
                                                                                                             --------------
                                                                                                                 55,974,822
---------------------------------------------------------------------------------------------------------------------------
IOWA--3.0%
      750,000   Coralville, IA Urban Renewal                                     5.750       06/01/2028             754,913
---------------------------------------------------------------------------------------------------------------------------
      750,000   Coralville, IA Urban Renewal                                     6.000       06/01/2036             761,153
---------------------------------------------------------------------------------------------------------------------------
      520,000   IA Finance Authority (Amity Fellowserve)                         5.900       10/01/2016             525,096
---------------------------------------------------------------------------------------------------------------------------
      780,000   IA Finance Authority (Amity Fellowserve)                         6.000       10/01/2028             747,685
---------------------------------------------------------------------------------------------------------------------------
      940,000   IA Finance Authority (Amity Fellowserve)                         6.375       10/01/2026             948,864
---------------------------------------------------------------------------------------------------------------------------
    2,190,000   IA Finance Authority (Amity Fellowserve)                         6.500       10/01/2036           2,208,418
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   IA Finance Authority Health Facilities (Care Initiatives) 2      5.500       07/01/2025           3,085,290
---------------------------------------------------------------------------------------------------------------------------
      900,000   IA Finance Authority Retirement Community
                (Friendship Haven)                                               6.125       11/15/2032             911,097
---------------------------------------------------------------------------------------------------------------------------
   10,000,000   IA Higher Education Loan Authority (Wartburg College)            5.300       10/01/2037           9,961,400
---------------------------------------------------------------------------------------------------------------------------
   22,050,000   IA Tobacco Settlement Authority                                  5.375       06/01/2038          22,279,982
---------------------------------------------------------------------------------------------------------------------------
   50,000,000   IA Tobacco Settlement Authority                                  5.500       06/01/2042          50,959,000
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   IA Tobacco Settlement Authority                                  5.625       06/01/2046           5,146,800
---------------------------------------------------------------------------------------------------------------------------
  190,800,000   IA Tobacco Settlement Authority                                  6.250 4     06/01/2046          16,282,872
---------------------------------------------------------------------------------------------------------------------------
  360,990,000   IA Tobacco Settlement Authority                                  7.130 4     06/01/2046          21,778,527
---------------------------------------------------------------------------------------------------------------------------
   20,000,000   IA Tobacco Settlement Authority ROLs 6                           9.074 3     06/01/2046          21,761,600
                                                                                                             --------------
                                                                                                                158,112,697
---------------------------------------------------------------------------------------------------------------------------
KANSAS--0.3%
    1,125,000   KS Devel. Finance Authority (Oak Ridge Park Associates)          6.500       02/01/2018           1,125,821
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   KS Devel. Finance Authority (Oak Ridge Park Associates)          6.625       08/01/2029           1,001,020
---------------------------------------------------------------------------------------------------------------------------
    1,295,000   Lenexa, KS Multifamily Hsg. (Meadows Apartments)                 7.950       10/15/2035           1,312,444
---------------------------------------------------------------------------------------------------------------------------
    1,310,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                             5.900       06/01/2028           1,322,655
---------------------------------------------------------------------------------------------------------------------------
    2,625,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                             6.450       12/01/2033           2,700,521
---------------------------------------------------------------------------------------------------------------------------
      800,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                             6.875       12/01/2026             807,888
---------------------------------------------------------------------------------------------------------------------------
      295,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                             7.600       12/01/2031             300,077
---------------------------------------------------------------------------------------------------------------------------
      735,000   Sedgwick & Shawnee Counties, KS Hsg.
                (Single Family Mtg.)                                             7.600       12/01/2031             747,649

                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$     660,000   Wichita, KS Hsg. (Christian Relief Services KS
                Affordable Hsg. Corp.)                                           5.900%      12/01/2016      $      430,247
---------------------------------------------------------------------------------------------------------------------------
    1,650,000   Wichita, KS Hsg. (Innes Station Apartments)                      6.250       03/01/2028           1,679,684
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   Wyandotte County/Kansas City, KS Unified
                Government Industrial Devel. (Crestwood Apts)                    6.950       06/01/2037           2,503,025
---------------------------------------------------------------------------------------------------------------------------
    1,400,000   Wyandotte County/Kansas City, KS Unified
                Government Pollution Control (General Motors)                    6.000       06/01/2025           1,400,518
                                                                                                             --------------
                                                                                                                 15,331,549
---------------------------------------------------------------------------------------------------------------------------
KENTUCKY--1.8%
      890,000   Boone County, KY Pollution Control
                (Dayton Power & Light Company)                                   6.500       11/15/2022             898,046
---------------------------------------------------------------------------------------------------------------------------
        5,000   Boone County, KY Pollution Control
                (Dayton Power & Light Company)                                   6.500       11/15/2022               5,011
---------------------------------------------------------------------------------------------------------------------------
   27,170,000   Kenton County, KY Airport Special Facilities
                (Delta Airlines) 1                                               6.125       02/01/2022          13,999,071
---------------------------------------------------------------------------------------------------------------------------
   45,760,000   Kenton County, KY Airport Special Facilities
                (Delta Airlines) 1                                               7.125       02/01/2021          24,776,294
---------------------------------------------------------------------------------------------------------------------------
      150,000   Kenton County, KY Airport Special Facilities
                (Delta Airlines) 1                                               7.250       02/01/2022              81,216
---------------------------------------------------------------------------------------------------------------------------
   28,805,000   Kenton County, KY Airport Special Facilities
                (Delta Airlines) 1                                               7.500       02/01/2012          15,882,789
---------------------------------------------------------------------------------------------------------------------------
   31,200,000   Kenton County, KY Airport Special Facilities
                (Delta Airlines) 1                                               7.500       02/01/2020          17,203,992
---------------------------------------------------------------------------------------------------------------------------
    4,930,000   Kenton County, KY Airport Special Facilities
                (Mesaba Aviation)                                                6.625       07/01/2019           4,891,300
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   Kenton County, KY Airport Special Facilities
                (Mesaba Aviation)                                                6.700       07/01/2029           4,998,450
---------------------------------------------------------------------------------------------------------------------------
    2,685,000   Kuttawa, KY (1st Mortgage-GF/Kentucky)                           6.750       03/01/2029           2,685,161
---------------------------------------------------------------------------------------------------------------------------
    2,900,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)             6.000       05/01/2023           2,815,958
---------------------------------------------------------------------------------------------------------------------------
    1,200,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)             7.450       05/01/2022           1,201,380
---------------------------------------------------------------------------------------------------------------------------
    5,740,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)             7.650       05/01/2016           5,760,320
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Perry County, KY Solid Waste Disposal
                (Weyerhaeuser Company)                                           6.550       04/15/2027           2,070,280
                                                                                                             --------------
                                                                                                                 97,269,268
---------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.6%
    5,565,000   Calcasieu Parish, LA Industrial Devel. Board
                Pollution Control (Gulf States Utilities Company)                6.750       10/01/2012           5,583,031
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Claiborne Parish, LA Law Enforcement District
                (Claiborne Correctional Facilities) 7                            6.250       03/01/2019           3,131,010
---------------------------------------------------------------------------------------------------------------------------
    1,400,000   Epps, LA COP 7                                                   8.000       06/01/2018           1,442,210
---------------------------------------------------------------------------------------------------------------------------
    3,790,000   LA CDA (Eunice Student Hsg. Foundation)                          7.375       09/01/2033           3,412,061
---------------------------------------------------------------------------------------------------------------------------
      155,000   LA HFA (Single Family Mtg.)                                      6.300       06/01/2020             157,496

                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$   1,135,000   LA Local Government EF&CD Authority
                (Cypress Apartments)                                             8.000%      04/20/2028      $    1,134,818
---------------------------------------------------------------------------------------------------------------------------
      580,000   LA Local Government EF&CD Authority
                (Oakleigh Apartments)                                            8.500       06/01/2038             605,282
---------------------------------------------------------------------------------------------------------------------------
    4,100,000   LA Local Government EF&CD Authority
                (Oakleigh Apartments) Series A                                   6.375       06/01/2038           4,301,187
---------------------------------------------------------------------------------------------------------------------------
      510,000   LA Local Government EF&CD Authority
                (Sharlo Apartments)                                              8.000       06/20/2028             509,918
---------------------------------------------------------------------------------------------------------------------------
    8,000,000   LA Local Government EF&CD Authority (St. James Place)            7.000       11/01/2029           8,253,920
---------------------------------------------------------------------------------------------------------------------------
    7,460,000   LA Public Facilities Authority
                (Lake Charles Memorial Hospital)                                 8.625       12/01/2030           7,848,144
---------------------------------------------------------------------------------------------------------------------------
    5,350,000   LA Public Facilities Authority (Progressive Healthcare)          6.375       10/01/2028           5,283,767
---------------------------------------------------------------------------------------------------------------------------
    1,875,000   LA Public Facilities Authority ROLs                              8.578 3     05/15/2022           1,928,100
---------------------------------------------------------------------------------------------------------------------------
  119,935,000   LA Tobacco Settlement Financing Corp. (TASC)                     5.875       05/15/2039         125,837,001
---------------------------------------------------------------------------------------------------------------------------
    9,630,000   LA Tobacco Settlement Financing Corp. (TASC), Series B           5.500       05/15/2030           9,910,040
---------------------------------------------------------------------------------------------------------------------------
       45,000   Lake Charles, LA Non-Profit HDC Section 8 (Chateau)              7.875       02/15/2025              45,282
---------------------------------------------------------------------------------------------------------------------------
   11,700,000   New Orleans, LA Exhibit Hall Special Tax
                (Ernest N. Morial) ROLs                                          6.600 3     07/15/2028          12,589,083
---------------------------------------------------------------------------------------------------------------------------
      735,000   New Orleans, LA Finance Authority (Single Family Mtg.)           6.220 4     12/01/2032             144,369
---------------------------------------------------------------------------------------------------------------------------
    1,835,000   New Orleans, LA Finance Authority (Single Family Mtg.)           6.370 4     06/01/2032             356,999
---------------------------------------------------------------------------------------------------------------------------
      340,000   New Orleans, LA HDC (Southwood Patio)                            7.700       02/01/2022             347,742
---------------------------------------------------------------------------------------------------------------------------
       60,000   Tensas Parish, LA Law Enforcement District COP                   8.000       10/01/2010              61,336
---------------------------------------------------------------------------------------------------------------------------
      140,000   West Feliciana Parish, LA Pollution Control
                (Entergy Gulf States)                                            5.800       12/01/2015             140,739
---------------------------------------------------------------------------------------------------------------------------
      240,000   West Feliciana Parish, LA Pollution Control
                (Entergy Gulf States)                                            5.800       04/01/2016             240,667
                                                                                                             --------------
                                                                                                                193,264,202
---------------------------------------------------------------------------------------------------------------------------
MAINE--0.9%
   35,020,000   ME Finance Authority Solid Waste Recycling Facilities
                (Great Northern Paper)                                           7.750       10/01/2022          35,307,514
---------------------------------------------------------------------------------------------------------------------------
       90,000   ME Municipal Bond Bank, Series D                                 6.300       11/01/2014              90,553
---------------------------------------------------------------------------------------------------------------------------
    1,240,000   ME State Hsg. Authority Mtg. ROLs                                9.025 3     11/15/2022           1,328,933
---------------------------------------------------------------------------------------------------------------------------
       20,000   North Berwick, ME (Hussey Seating Company)                       7.000       12/01/2013              20,354
---------------------------------------------------------------------------------------------------------------------------
    4,800,000   Rumford, ME Pollution Control (Boise Cascade Corp.)              6.625       07/01/2020           4,860,480
---------------------------------------------------------------------------------------------------------------------------
    6,200,000   Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)           6.875       10/01/2026           6,720,428
                                                                                                             --------------
                                                                                                                 48,328,262
---------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.4%
    3,000,000   Baltimore, MD Convention Center                                  5.875       09/01/2039           3,138,990
---------------------------------------------------------------------------------------------------------------------------
      977,000   Baltimore, MD Special Obligation (North Locust Point)            5.500       09/01/2034             983,341
---------------------------------------------------------------------------------------------------------------------------
      100,000   Frederick County, MD Economic Devel.
                (YMCA of Frederick)                                              6.000       10/01/2023             102,259

                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$   3,140,000   MD Community Devel. Administration
                (Dept. of Hsg.& Community Devel.)                                5.050%      07/01/2047      $    3,126,372
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   MD EDC Student Hsg. (University of Maryland)                     5.750       10/01/2033           4,778,250
---------------------------------------------------------------------------------------------------------------------------
      750,000   MD H&HEFA (Edenwald)                                             5.400       01/01/2031             763,973
---------------------------------------------------------------------------------------------------------------------------
      750,000   MD H&HEFA (Edenwald)                                             5.400       01/01/2037             762,810
---------------------------------------------------------------------------------------------------------------------------
      320,000   MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                       5.500       05/01/2020             333,158
---------------------------------------------------------------------------------------------------------------------------
      850,000   MD Industrial Devel. Financing Authority
                (Our Lady of Good Counsel)                                       6.000       05/01/2035             897,541
---------------------------------------------------------------------------------------------------------------------------
      300,000   MD Stadium Authority (Convention Center Expansion)               5.875       12/15/2010             302,331
---------------------------------------------------------------------------------------------------------------------------
       15,000   Montgomery County, MD Hsg. Opportunities
                Commission (Multifamily Mtg.), Series C                          7.150       07/01/2023              15,018
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   Prince Georges County, MD Special Obligation
                (National Harbor)                                                5.200       07/01/2034           3,960,840
                                                                                                             --------------
                                                                                                                 19,164,883
---------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.5%
       40,000   MA Devel. Finance Agency (Alliance Health
                of Brockton/Alliance Health of Quincy Obligated Group)           7.100       07/01/2032              41,542
---------------------------------------------------------------------------------------------------------------------------
      800,000   MA Devel. Finance Agency (Eastern Nazarene College)              5.625       04/01/2019             813,368
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   MA Devel. Finance Agency (Eastern Nazarene College)              5.625       04/01/2029           2,022,280
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   MA GO ROLs                                                       8.578 3     08/01/2027           2,482,120
---------------------------------------------------------------------------------------------------------------------------
       85,000   MA H&EFA (Holyoke Hospital)                                      6.500       07/01/2015              85,013
---------------------------------------------------------------------------------------------------------------------------
       10,000   MA H&EFA (Medical Academic and Scientific
                Community Organization)                                          6.625       01/01/2015              10,094
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   MA H&EFA RITES                                                   6.560 3     08/15/2035           2,604,850
---------------------------------------------------------------------------------------------------------------------------
   13,020,000   MA HFA RITES(6)                                                  7.595 3     07/01/2025          14,399,078
---------------------------------------------------------------------------------------------------------------------------
    5,640,000   MA HFA ROLs                                                      8.488 3     07/01/2022           5,817,096
                                                                                                             --------------
                                                                                                                 28,275,441
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.4%
    2,625,000   Kent, MI Hospital Finance Authority                              6.250       07/01/2040           2,865,503
---------------------------------------------------------------------------------------------------------------------------
    2,475,000   MI Higher Education Student Loan Authority RITES                 8.128 3     09/01/2026           2,783,187
---------------------------------------------------------------------------------------------------------------------------
       65,000   MI Hospital Finance Authority (Detroit Medical Center)           6.500       08/15/2018              65,033
---------------------------------------------------------------------------------------------------------------------------
   20,000,000   MI Hospital Finance Authority (Henry Ford Health System)         5.250       11/15/2046          20,612,800
---------------------------------------------------------------------------------------------------------------------------
    1,200,000   MI Hsg. Devel. Authority (Deaconess Tower) 2                     5.200       08/20/2038           1,213,380
---------------------------------------------------------------------------------------------------------------------------
      500,000   MI Hsg. Devel. Authority, Series D                               5.200       10/01/2042             505,595
---------------------------------------------------------------------------------------------------------------------------
    2,185,000   MI Job Devel. Authority Pollution Control
                (General Motors Corp.)                                           5.550       04/01/2009           2,162,495
---------------------------------------------------------------------------------------------------------------------------
      450,000   MI Public Educational Facilities Authority
                (Black River School)                                             5.800       09/01/2030             453,906
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   MI Public Educational Facilities Authority (Old Redford)         6.000       12/01/2035           1,992,960
---------------------------------------------------------------------------------------------------------------------------
    4,900,000   MI Strategic Fund (Genesee Power Station)                        7.500       01/01/2021           4,886,721

                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     360,000   MI Strategic Fund Limited Obligation
                (Clark Retirement Community/Clark Retirement
                Community Foundation Obligated Group)                            5.650%      09/01/2029      $      376,927
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   MI Strategic Fund Limited Obligation
                (Detroit Edison Company) ROLs                                   10.486 3     06/01/2030           2,471,440
---------------------------------------------------------------------------------------------------------------------------
    5,505,000   MI Strategic Fund Limited Obligation
                (Ford Motor Company), Series A                                   6.550       10/01/2022           5,518,763
---------------------------------------------------------------------------------------------------------------------------
   15,375,000   MI Strategic Fund Pollution Control
                (General Motors Corp.)                                           7.750 8     04/01/2008          15,375,000
---------------------------------------------------------------------------------------------------------------------------
   27,895,000   MI Strategic Fund Pollution Control
                (General Motors Corp.)                                           7.750 8     12/01/2008          27,895,000
---------------------------------------------------------------------------------------------------------------------------
   25,250,000   Midland County, MI EDC (Midland Cogeneration Venture)            6.875       07/23/2009          25,719,145
---------------------------------------------------------------------------------------------------------------------------
      800,000   Pontiac, MI Tax Increment Finance Authority                      6.375       06/01/2031             852,640
---------------------------------------------------------------------------------------------------------------------------
    3,765,000   Wayne Charter County, MI Airport Facilities
                (Northwest Airlines) 1                                           6.000       12/01/2029           2,270,333
---------------------------------------------------------------------------------------------------------------------------
    7,795,000   Wayne County, MI Airport Authority ROLs                          8.478 3     12/01/2029           8,410,493
                                                                                                             --------------
                                                                                                                126,431,321
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.1%
    1,375,000   Aitkin, MN Health Care Facilities
                (Riverwood Healthcare Center) 2                                  5.600       02/01/2032           1,377,214
---------------------------------------------------------------------------------------------------------------------------
    1,430,000   Burnsville, MN Commercial Devel. (Holiday Inn)                   5.900       04/01/2008           1,423,208
---------------------------------------------------------------------------------------------------------------------------
       45,000   Burnsville, MN Multifamily (Summit Park Apartments)              6.000       07/01/2033              45,041
---------------------------------------------------------------------------------------------------------------------------
       65,000   Cloguet, MN Pollution Control (Potlach Corp.)                    5.900       10/01/2026              66,010
---------------------------------------------------------------------------------------------------------------------------
      475,000   Cuyuna Range, MN Hospital District Health Facilities             5.200       06/01/2025             476,967
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Cuyuna Range, MN Hospital District Health Facilities             5.500       06/01/2035           1,008,970
---------------------------------------------------------------------------------------------------------------------------
      200,000   Eden Prairie, MN Hsg. (Sterling Ponds)                           6.250       12/01/2029             200,382
---------------------------------------------------------------------------------------------------------------------------
      130,000   Grand Rapids, MN Hsg. & Redevel. Authority (Lakeshore)           5.700       10/01/2029             133,734
---------------------------------------------------------------------------------------------------------------------------
      525,000   International Falls, MN Pollution Control
                (Boise Cascade Corp.)                                            5.500       04/01/2023             534,167
---------------------------------------------------------------------------------------------------------------------------
    3,250,000   International Falls, MN Pollution Control
                (Boise Cascade Corp.)                                            5.650       12/01/2022           3,285,555
---------------------------------------------------------------------------------------------------------------------------
    6,175,000   International Falls, MN Solid Waste Disposal
                (Boise Cascade Corp.)                                            6.850       12/01/2029           6,589,960
---------------------------------------------------------------------------------------------------------------------------
      515,000   Lake Crystal, MN Hsg. (Ecumen-Second Century) 2                  5.550       09/01/2026             516,437
---------------------------------------------------------------------------------------------------------------------------
    1,135,000   Lake Crystal, MN Hsg. (Ecumen-Second Century) 2                  5.700       09/01/2036           1,137,270
---------------------------------------------------------------------------------------------------------------------------
    1,230,000   Mahtomedi, MN Multifamily (Briarcliff)                           7.350       06/01/2036           1,256,261
---------------------------------------------------------------------------------------------------------------------------
    9,800,000   Mankato, MN Industrial Devel.
                (Environ Biocomposites Holdings)                                 7.250       12/01/2025           9,650,648
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   Minneapolis & St. Paul, MN Hsg. Finance Board
                (Single Family Mtg.)                                             5.000       12/01/2038           5,001,500
---------------------------------------------------------------------------------------------------------------------------
   30,555,000   Minneapolis & St. Paul, MN Metropolitan
                Airports Commission (Northwest Airlines) 1                       7.000       04/01/2025          21,029,479

                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$  12,400,000   Minneapolis & St. Paul, MN Metropolitan
                Airports Commission (Northwest Airlines) 1                       7.375%      04/01/2025      $    8,532,688
---------------------------------------------------------------------------------------------------------------------------
       35,000   Minneapolis, MN (Walker Methodist Senior Services)               5.875       11/15/2018              35,121
---------------------------------------------------------------------------------------------------------------------------
      145,000   Minneapolis, MN (Walker Methodist Senior Services)               6.000       11/15/2028             145,418
---------------------------------------------------------------------------------------------------------------------------
       15,000   Minneapolis, MN (Walker Methodist Senior Services)               6.000       11/15/2028              15,043
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)                        5.700       02/01/2029           1,009,650
---------------------------------------------------------------------------------------------------------------------------
      250,000   MN HFA (Residential Hsg.)                                        5.100       07/01/2031             251,943
---------------------------------------------------------------------------------------------------------------------------
       25,000   MN HFA (Single Family Mtg.)                                      5.900       07/01/2025              25,372
---------------------------------------------------------------------------------------------------------------------------
      900,000   New Hope, MN Hsg. & Health Care Facilities
                (MN Masonic Home North Ridge)                                    5.900       03/01/2019             927,567
---------------------------------------------------------------------------------------------------------------------------
      500,000   Northfield, MN Hospital(2)                                       5.375       11/01/2031             516,475
---------------------------------------------------------------------------------------------------------------------------
      280,000   Orono, MN Hsg. (Orono Senior Hsg.)                               6.250       11/01/2036             285,704
---------------------------------------------------------------------------------------------------------------------------
      400,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)                5.800       10/01/2029             398,196
---------------------------------------------------------------------------------------------------------------------------
    1,250,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)                6.000       04/01/2041           1,259,450
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Pine City, MN (Lakes International Language Academy)             6.250       05/01/2035           1,001,690
---------------------------------------------------------------------------------------------------------------------------
      820,000   Pine City, MN Health Care & Hsg. (North Branch)                  6.000       10/20/2036             819,680
---------------------------------------------------------------------------------------------------------------------------
    1,715,000   Pine City, MN Health Care & Hsg. (North Branch)                  6.125       10/20/2047           1,715,840
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Prior Lake, MN EDA (Sheperds Path Senior Hsg.) 2                 5.625       08/01/2026           1,508,550
---------------------------------------------------------------------------------------------------------------------------
    6,200,000   Richfield, MN Senior Hsg. (Richfield Senior Hsg.)                6.625       12/01/2039           6,259,706
---------------------------------------------------------------------------------------------------------------------------
      685,000   Rochester, MN Multifamily Hsg. (Eastridge Estates)               7.750       12/15/2034             681,404
---------------------------------------------------------------------------------------------------------------------------
    8,265,000   Rochester, MN Multifamily Hsg.
                (Wedum Shorewood Campus)                                         6.600       06/01/2036           8,491,461
---------------------------------------------------------------------------------------------------------------------------
    4,500,000   Sartell, MN Health Care & Hsg. Facilities
                (The Foundation for Health Care Continuums)                      6.625       09/01/2029           4,640,805
---------------------------------------------------------------------------------------------------------------------------
      830,000   St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village) 2                                          5.375       08/01/2021             834,291
---------------------------------------------------------------------------------------------------------------------------
      790,000   St. Anthony, MN Hsg. & Redevel. Authority
                (Silver Lake Village) 2                                          5.625       02/01/2031             795,491
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   St. Louis Park, MN (Roitenberg Family) 2                         5.700       08/15/2041           1,000,830
---------------------------------------------------------------------------------------------------------------------------
    1,700,000   St. Paul, MN Hsg. & Redevel. Authority
                (Brigecreek Senior Place)                                        7.000       09/15/2037           1,700,000
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   St. Paul, MN Hsg. & Redevel. Authority
                (Community of Peace Building Company)                            7.875       12/01/2030           2,063,820
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   St. Paul, MN Hsg. & Redevel. Authority
                (Great Northern Lofts)                                           6.250       03/01/2029           3,168,630
---------------------------------------------------------------------------------------------------------------------------
    2,130,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)           7.000       03/01/2029           2,291,454
---------------------------------------------------------------------------------------------------------------------------
    1,710,000   St. Paul, MN Port Authority (Great Northern)                     6.000       03/01/2030           1,765,866
---------------------------------------------------------------------------------------------------------------------------
    3,400,000   St. Paul, MN Port Authority (Healtheast Midway Campus)           6.000       05/01/2030           3,459,772
                                                                                                             --------------
                                                                                                                109,334,720

                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.4%
$     125,000   Claiborne County, MS Pollution Control
                (System Energy Resources)                                        6.200%      02/01/2026      $      125,599
---------------------------------------------------------------------------------------------------------------------------
       50,000   Gulfport, MS Hospital Facility
                (Gulfport Memorial Hospital)                                     6.125       07/01/2015              50,074
---------------------------------------------------------------------------------------------------------------------------
      320,000   Hinds County, MS Urban Renewal
                (The Lodge Associates, Ltd.) 1                                   8.000       10/15/2022             259,613
---------------------------------------------------------------------------------------------------------------------------
   12,485,000   MS Business Finance Corp. (System Energy Resources)              5.875       04/01/2022          12,521,706
---------------------------------------------------------------------------------------------------------------------------
    6,430,000   MS Business Finance Corp. (System Energy Resources)              5.900       05/01/2022           6,449,869
---------------------------------------------------------------------------------------------------------------------------
    4,375,000   MS Hospital Equipment & Facilities Authority RITES               6.539 3     09/01/2024           4,443,513
                                                                                                             --------------
                                                                                                                 23,850,374
---------------------------------------------------------------------------------------------------------------------------
MISSOURI--0.9%
      250,000   Belton, MO Tax Increment (Belton Town Center)                    5.500       03/01/2020             249,633
---------------------------------------------------------------------------------------------------------------------------
      400,000   Belton, MO Tax Increment (Belton Town Center)                    5.625       03/01/2025             399,064
---------------------------------------------------------------------------------------------------------------------------
   13,000,000   Branson, MO IDA (Branson Hills)                                  7.050       05/01/2027          13,920,790
---------------------------------------------------------------------------------------------------------------------------
    2,075,000   Branson, MO IDA (Branson Landing)                                5.250       06/01/2021           2,073,776
---------------------------------------------------------------------------------------------------------------------------
    2,470,000   Branson, MO IDA (Branson Landing)                                5.500       06/01/2029           2,484,375
---------------------------------------------------------------------------------------------------------------------------
      570,000   Broadway-Fairview, MO Transportation Devel. District
                (Columbia)                                                       6.125       12/01/2036             573,842
---------------------------------------------------------------------------------------------------------------------------
    1,215,000   Chillicothe, MO Tax Increment (South U.S. 65)                    5.500       04/01/2021           1,208,257
---------------------------------------------------------------------------------------------------------------------------
    1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)                    5.625       04/01/2027           1,094,588
---------------------------------------------------------------------------------------------------------------------------
    2,530,000   Clay County, MO IDA (Oak Creek)                                  6.300       01/20/2038           2,714,437
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Kansas City, MO IDA (Plaza Library)                              5.900       03/01/2024             994,100
---------------------------------------------------------------------------------------------------------------------------
    1,400,000   Kansas City, MO IDA (West Paseo)                                 6.750       07/01/2036           1,398,992
---------------------------------------------------------------------------------------------------------------------------
    3,750,000   Kansas City, MO Tax Increment (Briarcliff West)                  5.400       06/01/2024           3,791,063
---------------------------------------------------------------------------------------------------------------------------
    3,915,000   MO Hsg. Devel. Commission
                (Mansion Apartments Phase II)                                    6.170       04/01/2032           3,941,191
---------------------------------------------------------------------------------------------------------------------------
    3,615,000   MO Hsg. Devel. Commission (Single Family Mtg.)                   5.550       09/01/2034           3,686,396
---------------------------------------------------------------------------------------------------------------------------
      530,000   MO Hsg. Devel. Commission (Single Family Mtg.)                   6.350       09/01/2034             556,993
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   St. Joseph, MO IDA (Living Community of St. Joseph)              7.000       08/15/2032           2,662,100
---------------------------------------------------------------------------------------------------------------------------
      750,000   St. Joseph, MO IDA (Shoppes at North Village)                    5.375       11/01/2024             747,345
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   St. Joseph, MO IDA (Shoppes at North Village)                    5.500       11/01/2027           2,503,875
---------------------------------------------------------------------------------------------------------------------------
       60,000   St. Louis, MO IDA (Anheuser-Busch Companies)                     5.875       11/01/2026              61,270
---------------------------------------------------------------------------------------------------------------------------
    1,660,000   St. Louis, MO Tax Increment (Printers Lofts)                     6.000       08/21/2026           1,678,509
                                                                                                             --------------
                                                                                                                 46,740,596
---------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
    6,800,000   MT Board of Investment Exempt Facilities
                (Stillwater Mining Company)                                      8.000       07/01/2020           7,102,056
---------------------------------------------------------------------------------------------------------------------------
    1,125,000   MT Facilities Finance Authority (St. John's Lutheran) 2          6.000       05/15/2025           1,141,515
---------------------------------------------------------------------------------------------------------------------------
    1,650,000   MT Facilities Finance Authority (St. John's Lutheran) 2          6.125       05/15/2036           1,677,621

                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
MONTANA Continued
$   1,910,000   MT Health Facilities Authority
                (Community Medical Center)                                       6.375%      06/01/2018      $    1,938,287
---------------------------------------------------------------------------------------------------------------------------
      165,000   MT Higher Education Student Assistance Corp.                     5.500       12/01/2031             168,102
                                                                                                             --------------
                                                                                                                 12,027,581
---------------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.5%
    7,000,000   GMAC Municipal Mortgage Trust                                    5.500       10/31/2040           7,046,130
---------------------------------------------------------------------------------------------------------------------------
   13,000,000   GMAC Municipal Mortgage Trust                                    5.700       10/31/2040          13,066,950
---------------------------------------------------------------------------------------------------------------------------
    8,000,000   Munimae TE Bond Subsidiary                                       5.900       11/29/2049           8,103,920
                                                                                                             --------------
                                                                                                                 28,217,000
---------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
       65,000   NE Student Loan (Nebhelp Inc.)                                   6.000       06/01/2028              65,441
---------------------------------------------------------------------------------------------------------------------------
      250,000   NE Student Loan (Nebhelp Inc.)                                   6.660 4     12/15/2015             129,955
                                                                                                             --------------
                                                                                                                    195,396
---------------------------------------------------------------------------------------------------------------------------
NEVADA--1.4%
   27,210,000   Clark County, NV Industrial Devel.
                (Nevada Power Company)                                           5.900       10/01/2030          27,207,551
---------------------------------------------------------------------------------------------------------------------------
    7,025,000   Clark County, NV Industrial Devel.
                (Nevada Power Company), Series A                                 5.900       11/01/2032           7,026,616
---------------------------------------------------------------------------------------------------------------------------
    2,065,000   Clark County, NV Industrial Devel. RITES                         8.528 3     12/01/2038           2,526,321
---------------------------------------------------------------------------------------------------------------------------
    5,285,000   Clark County, NV Industrial Devel. ROLs                          6.570 3     07/01/2034           5,654,633
---------------------------------------------------------------------------------------------------------------------------
    6,000,000   Clark County, NV Industrial Devel. ROLs                          6.570 3     03/01/2038           6,451,440
---------------------------------------------------------------------------------------------------------------------------
    4,800,000   Clark County, NV Industrial Devel. ROLs                          8.230 3     12/01/2033           5,092,896
---------------------------------------------------------------------------------------------------------------------------
    2,765,000   Clark County, NV Pollution Control
                (Nevada Power Company)                                           6.600       06/01/2019           2,769,894
---------------------------------------------------------------------------------------------------------------------------
   10,000,000   Director of the State of NV Dept. of Business & Industry
                (Las Ventanas Retirement)                                        7.000       11/15/2034          10,070,900
---------------------------------------------------------------------------------------------------------------------------
      100,000   Humboldt County, NV Pollution Control
                (Sierra Pacific Power Company)                                   6.300       07/01/2022             100,204
---------------------------------------------------------------------------------------------------------------------------
      380,000   Humboldt County, NV Pollution Control
                (Sierra Pacific Power Company)                                   6.350       08/01/2012             383,982
---------------------------------------------------------------------------------------------------------------------------
      135,000   Mesquite, NV Special Improvement District
                (Canyon Creek)                                                   5.400       08/01/2020             132,854
---------------------------------------------------------------------------------------------------------------------------
      500,000   Mesquite, NV Special Improvement District
                (Canyon Creek)                                                   5.500       08/01/2025             491,615
---------------------------------------------------------------------------------------------------------------------------
      100,000   Reno, NV Redevel. Agency Tax Allocation, Series A                6.200       06/01/2018             100,087
---------------------------------------------------------------------------------------------------------------------------
    1,675,000   Washoe County, NV Gas & Water Facilities
                (Sierra Pacific Power Company)                                   5.900       06/01/2023           1,695,217
---------------------------------------------------------------------------------------------------------------------------
       45,000   Washoe County, NV Gas & Water Facilities
                (Sierra Pacific Power Company)                                   6.300       12/01/2014              45,799

                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEVADA Continued
$   4,290,000   Washoe County, NV Gas Facility
                (Sierra Pacific Power Company)                                   6.550%      09/01/2020      $    4,351,905
                                                                                                             --------------
                                                                                                                 74,101,914
---------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.1%
    2,215,000   NH Business Finance Authority (Air Cargo at Pease)               6.750       04/01/2024           2,162,349
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   NH H&EFA (Franklin Pierce College)                               6.050       10/01/2034           4,233,920
---------------------------------------------------------------------------------------------------------------------------
      775,000   NH HE&HFA (New England College)                                  5.750       03/01/2009             777,627
                                                                                                             --------------
                                                                                                                  7,173,896
---------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--7.9%
      100,000   NJ EDA (Cascade Corp.)                                           8.250       02/01/2026              99,997
---------------------------------------------------------------------------------------------------------------------------
   24,000,000   NJ EDA (Cigarette Tax)                                           5.500       06/15/2024          24,943,920
---------------------------------------------------------------------------------------------------------------------------
    5,205,000   NJ EDA (Cigarette Tax)                                           5.500       06/15/2031           5,398,366
---------------------------------------------------------------------------------------------------------------------------
   19,205,000   NJ EDA (Cigarette Tax)                                           5.750       06/15/2029          20,357,108
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   NJ EDA (Cigarette Tax)                                           5.750       06/15/2034           3,159,900
---------------------------------------------------------------------------------------------------------------------------
      965,000   NJ EDA (Continental Airlines)                                    5.500       04/01/2028             856,438
---------------------------------------------------------------------------------------------------------------------------
    5,285,000   NJ EDA (Continental Airlines)                                    6.250       09/15/2019           5,410,994
---------------------------------------------------------------------------------------------------------------------------
   31,170,000   NJ EDA (Continental Airlines)                                    6.250       09/15/2029          31,897,508
---------------------------------------------------------------------------------------------------------------------------
   16,005,000   NJ EDA (Continental Airlines)                                    6.400       09/15/2023          16,440,496
---------------------------------------------------------------------------------------------------------------------------
      935,000   NJ EDA (Continental Airlines)                                    6.625       09/15/2012             985,752
---------------------------------------------------------------------------------------------------------------------------
   20,725,000   NJ EDA (Continental Airlines)                                    7.000       11/15/2030          21,736,795
---------------------------------------------------------------------------------------------------------------------------
   16,910,000   NJ EDA (Continental Airlines)                                    7.200       11/15/2030          17,862,033
---------------------------------------------------------------------------------------------------------------------------
      100,000   NJ EDA (Continental Airlines)                                    9.000       06/01/2033             118,071
---------------------------------------------------------------------------------------------------------------------------
    1,510,000   NJ EDA (Empowerment Zone-Cumberland)                             7.750       08/01/2021           1,518,139
---------------------------------------------------------------------------------------------------------------------------
    3,250,000   NJ EDA Retirement Community (Cedar Crest Village)                7.250       11/15/2031           3,519,230
---------------------------------------------------------------------------------------------------------------------------
    7,395,000   NJ EDA ROLs                                                      9.619 3     12/15/2015          10,107,634
---------------------------------------------------------------------------------------------------------------------------
    2,545,000   NJ Health Care Facilities Financing Authority
                (Columbus Hospital)                                              7.500       07/01/2021           2,548,410
---------------------------------------------------------------------------------------------------------------------------
    5,100,000   NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                                     7.250       07/01/2027           5,216,280
---------------------------------------------------------------------------------------------------------------------------
   64,620,000   NJ Tobacco Settlement Financing Corp. (TASC)                     6.000       06/01/2037          68,267,799
---------------------------------------------------------------------------------------------------------------------------
   88,750,000   NJ Tobacco Settlement Financing Corp. (TASC)                     6.125       06/01/2042          94,316,400
---------------------------------------------------------------------------------------------------------------------------
   46,215,000   NJ Tobacco Settlement Financing Corp. (TASC)                     6.250       06/01/2043          50,146,048
---------------------------------------------------------------------------------------------------------------------------
   16,165,000   NJ Tobacco Settlement Financing Corp. (TASC)                     6.375       06/01/2032          17,627,124
---------------------------------------------------------------------------------------------------------------------------
   12,590,000   NJ Tobacco Settlement Financing Corp. (TASC)                     6.750       06/01/2039          14,133,282
---------------------------------------------------------------------------------------------------------------------------
    4,055,000   NJ Tobacco Settlement Financing Corp. (TASC)                     7.000       06/01/2041           4,623,592
                                                                                                             --------------
                                                                                                                421,291,316
---------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.2%
    5,800,000   Eldorado, NM Area Water & Sanitation District                    6.000       02/01/2025           5,714,102
---------------------------------------------------------------------------------------------------------------------------
    1,100,000   Mariposa East, NM Public Improvement District                    5.500       09/01/2016           1,118,249

                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$     500,000   Mariposa East, NM Public Improvement District                    5.750%      09/01/2021      $      511,295
---------------------------------------------------------------------------------------------------------------------------
      500,000   Mariposa East, NM Public Improvement District                    6.000       09/01/2032             512,320
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Ventana West, NM Public Improvement District
                Special Levy                                                     6.875       08/01/2033           1,061,140
                                                                                                             --------------
                                                                                                                  8,917,106
---------------------------------------------------------------------------------------------------------------------------
NEW YORK--3.2%
    3,000,000   Albany, NY IDA (New Covenant Charter School)                     7.000       05/01/2035           2,865,990
---------------------------------------------------------------------------------------------------------------------------
   23,000,000   Erie County, NY IDA (Great Lakes)                                7.500       12/01/2025          21,956,720
---------------------------------------------------------------------------------------------------------------------------
   13,000,000   Erie County, NY Tobacco Asset Securitization Corp.               5.810 4     06/01/2047           1,042,990
---------------------------------------------------------------------------------------------------------------------------
   56,000,000   Erie County, NY Tobacco Asset Securitization Corp.               6.280 4     06/01/2050           3,244,640
---------------------------------------------------------------------------------------------------------------------------
   62,000,000   Erie County, NY Tobacco Asset Securitization Corp.               6.660 4     06/01/2055           2,189,840
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   NY Counties Tobacco Trust IV                                     5.000       06/01/2042             971,530
---------------------------------------------------------------------------------------------------------------------------
  132,765,000   NY Counties Tobacco Trust V                                      5.900 4     06/01/2038          19,454,055
---------------------------------------------------------------------------------------------------------------------------
  108,000,000   NY Counties Tobacco Trust V                                      6.070 4     06/01/2050           7,198,200
---------------------------------------------------------------------------------------------------------------------------
  412,100,000   NY Counties Tobacco Trust V                                      7.150 4     06/01/2060           9,470,058
---------------------------------------------------------------------------------------------------------------------------
  500,000,000   NY Counties Tobacco Trust V                                      7.840 4     06/01/2060           8,595,000
---------------------------------------------------------------------------------------------------------------------------
    8,765,000   NY TSASC, Inc. (TFABs)                                           5.125       06/01/2042           8,679,103
---------------------------------------------------------------------------------------------------------------------------
    2,815,000   NYC IDA (American Airlines)                                      5.400       07/01/2020           2,604,438
---------------------------------------------------------------------------------------------------------------------------
    7,055,000   NYC IDA (American Airlines)                                      6.900       08/01/2024           7,053,871
---------------------------------------------------------------------------------------------------------------------------
    4,750,000   NYC IDA (American Airlines)                                      7.625       08/01/2025           5,562,155
---------------------------------------------------------------------------------------------------------------------------
   46,000,000   NYC IDA (American Airlines)                                      7.750       08/01/2031          53,914,300
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)               5.750       10/01/2036           1,004,640
---------------------------------------------------------------------------------------------------------------------------
      500,000   NYC IDA Special Facilities (JFK International Airport)           8.000       08/01/2012             564,240
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                Obligated Group)                                                 6.625       07/01/2019           5,384,900
---------------------------------------------------------------------------------------------------------------------------
    1,350,000   Otsego County, NY IDA (Hartwick College)                         6.000       07/01/2013           1,403,987
---------------------------------------------------------------------------------------------------------------------------
    1,435,000   Otsego County, NY IDA (Hartwick College)                         6.000       07/01/2014           1,487,220
---------------------------------------------------------------------------------------------------------------------------
    1,520,000   Otsego County, NY IDA (Hartwick College)                         6.000       07/01/2015           1,566,740
---------------------------------------------------------------------------------------------------------------------------
    1,610,000   Otsego County, NY IDA (Hartwick College)                         6.000       07/01/2016           1,657,060
                                                                                                             --------------
                                                                                                                167,871,677
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.3%
      100,000   Asheville, NC Hsg. Authority (Woodridge Apartments)              5.750       11/20/2029             102,601
---------------------------------------------------------------------------------------------------------------------------
   33,140,000   Charlotte, NC Douglas International Airport
                Special Facilities (US Airways)                                  5.600       07/01/2027          32,844,060
---------------------------------------------------------------------------------------------------------------------------
    2,865,000   Charlotte, NC Douglas International Airport
                Special Facilities (US Airways)                                  7.750       02/01/2028           3,075,062
---------------------------------------------------------------------------------------------------------------------------
   25,000,000   Gaston, NC IF&PCFA (National Gypsum)                             5.750       08/01/2035          26,211,500
---------------------------------------------------------------------------------------------------------------------------
      100,000   NC HFA                                                           5.625       07/01/2030             102,273
---------------------------------------------------------------------------------------------------------------------------
    1,900,000   NC Medical Care Commission
                (Glenaire/The Presbyterian Homes Obligated Group)                5.500       10/01/2031           1,926,429

                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$   1,100,000   NC Medical Care Commission
                (Glenaire/The Presbyterian Homes Obligated Group)                5.600%      10/01/2036      $    1,116,093
---------------------------------------------------------------------------------------------------------------------------
    1,400,000   NC Medical Care Commission (United Methodist)                    5.500       10/01/2032           1,428,882
                                                                                                             --------------
                                                                                                                 66,806,900
---------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
    1,000,000   Cando, ND Nursing Facility
                (Towner County Medical Center)                                   7.125       08/01/2022             999,900
---------------------------------------------------------------------------------------------------------------------------
    2,865,000   Richland County, ND Hsg. (Birchwood Properties)                  6.750       05/01/2029           2,895,426
                                                                                                             --------------
                                                                                                                  3,895,326
---------------------------------------------------------------------------------------------------------------------------
OHIO--2.6%
    1,495,000   Butler County, OH Hsg. (Anthony Wayne Apartments)                6.500       09/01/2030           1,378,390
---------------------------------------------------------------------------------------------------------------------------
   15,850,000   Cleveland, OH Airport (Continental Airlines)                     5.375       09/15/2027          14,633,988
---------------------------------------------------------------------------------------------------------------------------
       90,000   Cleveland, OH Airport (Continental Airlines)                     5.500       12/01/2008              89,314
---------------------------------------------------------------------------------------------------------------------------
   17,170,000   Cleveland, OH Airport (Continental Airlines)                     5.700       12/01/2019          16,916,743
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Cleveland-Cuyahoga County, OH Port Authority
                (St. Clarence)                                                   6.250       05/01/2038           1,000,790
---------------------------------------------------------------------------------------------------------------------------
    3,480,000   Dublin, OH Industrial Devel. (Dublin Health Care Corp.)          7.500       12/01/2016           3,585,270
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   Erie County, OH Hospital Facilities
                (Firelands Regional Medical Center)                              5.250       08/15/2046           5,134,950
---------------------------------------------------------------------------------------------------------------------------
      885,000   Lorain County, OH Port Authority (Alumalloy LLC)                 6.000       11/15/2025             893,319
---------------------------------------------------------------------------------------------------------------------------
   23,065,000   Mahoning County, OH Hospital Facilities (Forum Health)           6.000       11/15/2032          23,401,980
---------------------------------------------------------------------------------------------------------------------------
      265,000   Medina County, OH Economic Devel. (Camelot Place)                8.100       10/01/2013             269,441
---------------------------------------------------------------------------------------------------------------------------
    4,200,000   Medina County, OH Economic Devel. (Camelot Place)                8.375       10/01/2023           4,271,358
---------------------------------------------------------------------------------------------------------------------------
    2,050,000   Miami County, OH Hospital Facilities
                (Upper Valley Medical Center)                                    5.250       05/15/2026           2,122,037
---------------------------------------------------------------------------------------------------------------------------
      960,000   Moraine, OH Solid Waste Disposal (General Motors Corp.)          5.650       07/01/2024             911,251
---------------------------------------------------------------------------------------------------------------------------
      225,000   Moraine, OH Solid Waste Disposal (General Motors Corp.)          6.750       07/01/2014             233,062
---------------------------------------------------------------------------------------------------------------------------
      465,000   OH Environmental Facilities (Ford Motor Company)                 5.950       09/01/2029             441,039
---------------------------------------------------------------------------------------------------------------------------
    5,170,000   OH HFA (Uptown Towers Apartments)                                5.250       04/20/2048           5,225,061
---------------------------------------------------------------------------------------------------------------------------
      550,000   OH Pollution Control (General Motors Corp.)                      5.625       03/01/2015             546,464
---------------------------------------------------------------------------------------------------------------------------
    2,050,000   OH Port Authority of Columbiana Solid Waste
                (A&L Salvage)                                                   14.500       07/01/2028           2,453,358
---------------------------------------------------------------------------------------------------------------------------
   16,320,000   OH Port Authority of Columbiana Solid Waste
                (Apex Environmental)                                             7.250       08/01/2034          16,503,600
---------------------------------------------------------------------------------------------------------------------------
   13,835,000   OH Solid Waste (General Motors Corp.)                            6.300       12/01/2032          13,850,357
---------------------------------------------------------------------------------------------------------------------------
   17,595,000   OH Solid Waste (USG Corp.)                                       5.650       03/01/2033          17,894,115
---------------------------------------------------------------------------------------------------------------------------
    4,353,000   OH Solid Waste Disposal (USG Corp.)                              5.600       08/01/2032           4,450,986
---------------------------------------------------------------------------------------------------------------------------
    2,450,000   OH Solid Waste Disposal (USG Corp.)                              6.050       08/01/2034           2,549,519
---------------------------------------------------------------------------------------------------------------------------
      430,000   OH Water Devel. Authority (Cincinnati Gas)                       5.450       01/01/2024             432,597
---------------------------------------------------------------------------------------------------------------------------
      572,000   OH Water Devel. Authority (General Motors Corp.)                 5.900       06/15/2008             571,251

                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      70,000   Pike County, OH Hospital Facilities (Pike Health Services)       7.000%      07/01/2022      $       71,068
---------------------------------------------------------------------------------------------------------------------------
      125,000   Toledo-Lucas County, OH Port Authority
                (Northwest Ohio)                                                 5.125       11/15/2025             125,816
                                                                                                             --------------
                                                                                                                139,957,124
---------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.0%
    1,700,000   Ardmore, OK Devel. Authority (Airpark Increment District)        5.750       11/01/2022           1,698,929
---------------------------------------------------------------------------------------------------------------------------
    2,635,000   Cleveland County, OK IDA (Vaughn Foods)                          6.750       12/01/2012           2,657,029
---------------------------------------------------------------------------------------------------------------------------
    2,365,000   Cleveland County, OK IDA (Vaughn Foods)                          7.100       12/01/2024           2,395,225
---------------------------------------------------------------------------------------------------------------------------
    2,015,000   Ellis County, OK Industrial Authority
                (W.B. Johnston Grain of Shattuck)                                7.100       08/01/2023           2,103,056
---------------------------------------------------------------------------------------------------------------------------
    2,760,000   Ellis County, OK Industrial Authority
                (W.B. Johnston Grain of Shattuck)                                7.500       08/01/2023           2,903,327
---------------------------------------------------------------------------------------------------------------------------
      500,000   Grady County, OK Industrial Authority
                (Correctional Facilities) 7                                      7.000       11/01/2011             350,000
---------------------------------------------------------------------------------------------------------------------------
    3,555,000   Jackson County, OK Memorial Hospital Authority
                (Jackson County Memorial)                                        7.300       08/01/2015           3,573,166
---------------------------------------------------------------------------------------------------------------------------
    9,000,000   OK Devel. Finance Authority (Doane Products Company)             6.250       07/15/2023           9,104,040
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   OK HFA (Single Family Homeownership Loan Program)                5.050       09/01/2031           4,018,640
---------------------------------------------------------------------------------------------------------------------------
       10,000   OK Water Resource Board                                          6.450       09/01/2013              10,221
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Oklahoma City, OK Industrial & Cultural Facilities
                (Aero Obligated Group)                                           6.750       01/01/2023           1,597,335
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Ottawa, OK Finance Authority (Doane Products Company)            7.250       06/01/2017           3,030,570
---------------------------------------------------------------------------------------------------------------------------
    6,425,000   Tulsa, OK Municipal Airport Trust (American Airlines)            5.650       12/01/2035           6,450,572
---------------------------------------------------------------------------------------------------------------------------
   10,500,000   Tulsa, OK Municipal Airport Trust (American Airlines)            7.750       06/01/2035          11,516,820
                                                                                                             --------------
                                                                                                                 51,408,930
---------------------------------------------------------------------------------------------------------------------------
OREGON--0.6%
    3,500,000   Clackamas County, OR Hsg. Authority (Easton Ridge)               5.900       12/01/2026           3,443,125
---------------------------------------------------------------------------------------------------------------------------
    3,745,000   Cow Creek Band, OR (Umpqua Tribe of Indians)                     5.625       10/01/2026           3,720,583
---------------------------------------------------------------------------------------------------------------------------
    5,365,000   Klamath Falls, OR Electric (Klamath Cogeneration)                5.500       01/01/2007           5,339,409
---------------------------------------------------------------------------------------------------------------------------
   10,000,000   Klamath Falls, OR Electric (Klamath Cogeneration)                5.750       01/01/2013           9,301,900
---------------------------------------------------------------------------------------------------------------------------
    2,250,000   Klamath Falls, OR Electric (Klamath Cogeneration)                5.875       01/01/2016           2,029,388
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Klamath Falls, OR Electric (Klamath Cogeneration)                6.000       01/01/2025           1,350,540
---------------------------------------------------------------------------------------------------------------------------
      320,000   OR Economic Devel. (Georgia-Pacific Corp.)                       5.700       12/01/2025             320,883
---------------------------------------------------------------------------------------------------------------------------
      570,000   OR Economic Devel. (Georgia-Pacific Corp.)                       6.350       08/01/2025             570,331
---------------------------------------------------------------------------------------------------------------------------
    2,555,000   OR Solid Waste Disposal (USG Corp.)                              6.400       12/01/2029           2,706,128
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Port of Portland, OR Special Obligation (Delta Air Lines) 1      6.200       09/01/2022             761,010
---------------------------------------------------------------------------------------------------------------------------
    3,300,000   Port of St. Helen's, OR Pollution Control
                (Boise Cascade Corp.)                                            5.650       12/01/2027           3,360,390
                                                                                                             --------------
                                                                                                                 32,903,687

                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.3%
$   1,250,000   Allegheny County, PA HDA (The Covenant at South Hills) 1         8.750%      02/01/2031      $      623,450
---------------------------------------------------------------------------------------------------------------------------
    4,370,000   Allegheny County, PA HDA
                (West Penn Allegheny Health System)                              9.250       11/15/2015           5,194,007
---------------------------------------------------------------------------------------------------------------------------
    6,000,000   Allegheny County, PA HDA
                (West Penn Allegheny Health System)                              9.250       11/15/2022           7,110,240
---------------------------------------------------------------------------------------------------------------------------
   36,010,000   Allegheny County, PA HDA
                (West Penn Allegheny Health System)                              9.250       11/15/2030          42,599,110
---------------------------------------------------------------------------------------------------------------------------
       95,000   Beaver County, PA IDA (J. Ray McDermott & Company)               6.800       02/01/2009              95,352
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Chester County, PA H&EFA (Jenners Pond)                          7.750       07/01/2034           1,031,410
---------------------------------------------------------------------------------------------------------------------------
      340,000   Horsham, PA Industrial & Commercial Devel. Authority
                (GF/Pennsylvania Property)                                       7.375       09/01/2008             337,923
---------------------------------------------------------------------------------------------------------------------------
    5,040,000   Horsham, PA Industrial & Commercial Devel. Authority
                (GF/Pennsylvania Property)                                       8.375       09/01/2024           5,042,621
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Lawrence County, PA IDA (Shenango Presbyterian Center)           7.500       11/15/2031           1,072,440
---------------------------------------------------------------------------------------------------------------------------
      485,000   New Morgan, PA IDA (Browning-Ferris Industries)                  6.500       04/01/2019             481,396
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   PA EDFA (National Gypsum Company)                                6.250       11/01/2027           5,266,500
---------------------------------------------------------------------------------------------------------------------------
   79,425,000   PA EDFA (Reliant Energy)                                         6.750       12/01/2036          85,199,992
---------------------------------------------------------------------------------------------------------------------------
   17,500,000   PA EDFA (Reliant Energy)                                         6.750       12/01/2036          18,772,425
---------------------------------------------------------------------------------------------------------------------------
   29,675,000   PA EDFA (Reliant Energy)                                         6.750       12/01/2036          31,832,669
---------------------------------------------------------------------------------------------------------------------------
   17,500,000   PA EDFA (Reliant Energy)                                         6.750       12/01/2036          18,772,425
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   PA EDFA (USG Corp.)                                              6.000       06/01/2031           3,123,900
---------------------------------------------------------------------------------------------------------------------------
      250,000   Philadelphia, PA H&HEFA (Temple University Hospital)             6.625       11/15/2023             253,328
                                                                                                             --------------
                                                                                                                226,809,188
---------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.4%
   45,000,000   Central Falls, RI Detention Facility                             7.250       07/15/2035          49,666,500
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   RI Hsg. & Mtg. Finance Corp. RITES                               6.997 3     10/01/2022           2,106,440
---------------------------------------------------------------------------------------------------------------------------
   51,715,000   RI Tobacco Settlement Financing Corp. (TASC)                     6.250       06/01/2042          54,558,808
---------------------------------------------------------------------------------------------------------------------------
   18,085,000   RI Tobacco Settlement Financing Corp. (TASC), Series A           6.125       06/01/2032          19,078,590
                                                                                                             --------------
                                                                                                                125,410,338
---------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.4%
    7,500,000   Columbia, SC Parking Facility ROLs                               6.100 3     02/01/2037           7,838,775
---------------------------------------------------------------------------------------------------------------------------
      560,000   Darlington County, SC Industrial Devel.
                (Sonoco Products Company)                                        6.000       04/01/2026             570,102
---------------------------------------------------------------------------------------------------------------------------
    1,510,000   Florence County, SC Industrial Devel.
                (Stone Container Corp.)                                          7.375       02/01/2007           1,512,190
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Georgetown County, SC Environmental Improvement
                (International Paper Company)                                    5.550       12/01/2029           2,064,680
---------------------------------------------------------------------------------------------------------------------------
    7,740,000   Greenville County, SC School District                            4.625       12/01/2020           7,828,700
---------------------------------------------------------------------------------------------------------------------------
    4,815,000   Lancaster County, SC (Edenmoor Improvement District)             5.750       12/01/2037           4,867,195
---------------------------------------------------------------------------------------------------------------------------
    1,795,000   McCormick County, SC Hospital Facilities
                (Health Care Center)                                             8.000       03/01/2021           2,058,973

                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$   6,250,000   SC Connector 2000 Assoc. Toll Road, Series B                     6.550% 4    01/01/2020      $    2,972,875
---------------------------------------------------------------------------------------------------------------------------
    8,500,000   SC Connector 2000 Assoc. Toll Road, Series B                     6.620 4     01/01/2024           3,199,655
---------------------------------------------------------------------------------------------------------------------------
    7,315,000   SC GO ROLs                                                       6.058 3     08/01/2019           7,934,288
---------------------------------------------------------------------------------------------------------------------------
    1,720,000   SC Hsg. Finance & Devel. Authority RITES                         5.731 3     01/01/2023           1,760,420
---------------------------------------------------------------------------------------------------------------------------
    2,775,000   SC Hsg. Finance & Devel. Authority ROLs                          9.271 3     07/01/2034           2,936,339
---------------------------------------------------------------------------------------------------------------------------
        5,000   SC Resource Authority Local Government Program                   7.250       06/01/2020               5,014
---------------------------------------------------------------------------------------------------------------------------
   18,840,000   SC Tobacco Settlement Management Authority, Series B             6.375       05/15/2028          20,198,552
---------------------------------------------------------------------------------------------------------------------------
    6,485,000   SC Tobacco Settlement Management Authority, Series B             6.375       05/15/2030           7,236,871
---------------------------------------------------------------------------------------------------------------------------
    3,430,000   York County, SC (Hoechst Celanese Corp.)                         5.700       01/01/2024           3,419,676
---------------------------------------------------------------------------------------------------------------------------
      315,000   York County, SC Pollution Control (Bowater)                      7.400       01/01/2010             318,875
                                                                                                             --------------
                                                                                                                 76,723,180
---------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.0%
    7,200,000   Lower Brule, SD Sioux Tribe (Farm Road Reconstruction)           6.500       02/01/2016           7,184,808
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Lower Brule, SD Sioux Tribe, Series B                            5.500       05/01/2019             983,730
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Lower Brule, SD Sioux Tribe, Series B                            5.600       05/01/2020             985,970
---------------------------------------------------------------------------------------------------------------------------
   37,065,000   SD Educational Enhancement Funding Corp.
                Tobacco Settlement                                               6.500       06/01/2032          40,073,937
---------------------------------------------------------------------------------------------------------------------------
    6,131,469   Sioux Falls, SD Economic Devel. (City Centre Hotel)              7.000 8     11/01/2016           6,059,056
                                                                                                             --------------
                                                                                                                 55,287,501
---------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.1%
      985,000   Chattanooga, TN Health Educational & Hsg. Board
                (Campus Devel. Foundation Phase I)                               5.500       10/01/2020           1,001,912
---------------------------------------------------------------------------------------------------------------------------
    1,800,000   Chattanooga, TN Health Educational & Hsg. Board
                (Campus Devel. Foundation Phase I)                               6.000       10/01/2035           1,863,306
---------------------------------------------------------------------------------------------------------------------------
   17,000,000   Johnson City, TN Health & Educational Facilities Board
                (Mountain States Health Alliance)                                5.500       07/01/2036          17,752,080
---------------------------------------------------------------------------------------------------------------------------
    6,000,000   Johnson City, TN Health & Educational Facilities
                Board RITES                                                      6.173 3     07/01/2036           6,530,940
---------------------------------------------------------------------------------------------------------------------------
       25,000   Knox County, TN Industrial Devel. Board
                (Waterford Apartments)                                           5.850       03/01/2015              25,366
---------------------------------------------------------------------------------------------------------------------------
    7,400,000   Maury County, TN Industrial Devel. Board
                (General Motors Corp.)                                           7.750 8     06/01/2027           7,400,000
---------------------------------------------------------------------------------------------------------------------------
    7,000,000   Maury County, TN Industrial Devel. Board
                (General Motors Corp.)                                           8.000 8     09/01/2027           7,000,000
---------------------------------------------------------------------------------------------------------------------------
    4,405,000   McMinn County, TN Industrial Devel. Board
                Pollution Control (Calhoun Newsprint)                            7.625       03/01/2016           4,412,929
---------------------------------------------------------------------------------------------------------------------------
    1,520,000   McMinn County, TN Industrial Devel. Board Solid Waste
                (Calhoun Newsprint)                                              7.400       12/01/2022           1,541,706
---------------------------------------------------------------------------------------------------------------------------
      300,000   Memphis-Shelby County, TN Airport Authority
                (Express Airlines)                                               6.125       12/01/2016             277,437

                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$   8,500,000   Metropolitan Knoxville, TN Airport Authority
                (Northwest Airlines) 1                                           8.000%      04/01/2032      $    4,479,670
---------------------------------------------------------------------------------------------------------------------------
      800,000   Shelby County, TN HE&HF
                (Cornerstone-Cameron & Stonegate) 1                              5.900       07/01/2018             582,376
---------------------------------------------------------------------------------------------------------------------------
      655,000   Shelby County, TN HE&HF
                (Cornerstone-Cameron & Stonegate) 1                              6.000       07/01/2028             477,154
---------------------------------------------------------------------------------------------------------------------------
      310,000   Shelby County, TN HE&HF (Lapaloma Apartments)                    7.750       12/01/2029             301,336
---------------------------------------------------------------------------------------------------------------------------
    3,500,000   TN Hsg. Devel. Agency (Homeownership Program)                    5.150       01/01/2037           3,545,465
                                                                                                             --------------
                                                                                                                 57,191,677
---------------------------------------------------------------------------------------------------------------------------
TEXAS--10.9%
   76,240,000   Alliance Airport Authority, TX (American Airlines)               7.500       12/01/2029          76,623,487
---------------------------------------------------------------------------------------------------------------------------
       20,000   Angelina & Neches River Authority, TX Solid Waste
                (Champion International Corp.)                                   6.300       04/01/2018              20,434
---------------------------------------------------------------------------------------------------------------------------
    2,225,000   Austin, TX Convention Enterprises (Convention Center)            5.750       01/01/2032           2,291,528
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   Austin, TX Convention Enterprises (Convention Center)            6.000       01/01/2023           4,226,600
---------------------------------------------------------------------------------------------------------------------------
      520,000   Austin, TX Convention Enterprises (Convention Center)            6.700       01/01/2028             552,796
---------------------------------------------------------------------------------------------------------------------------
      135,000   Beaumont, TX Multifamily HDC
                (Madison on the Lake Apartments)                                 7.750       12/01/2028             135,612
---------------------------------------------------------------------------------------------------------------------------
      485,000   Bexar County, TX HFC (American Opportunity Hsg.)                 7.500       01/01/2013             489,734
---------------------------------------------------------------------------------------------------------------------------
      880,000   Bexar County, TX HFC (American Opportunity Hsg.)                 8.000       01/01/2031             878,495
---------------------------------------------------------------------------------------------------------------------------
    1,195,000   Bexar County, TX HFC (American Opportunity Hsg.)                 8.250       12/01/2037           1,234,304
---------------------------------------------------------------------------------------------------------------------------
      970,000   Bexar County, TX HFC (American Opportunity Hsg.)                 9.250       12/01/2037             986,335
---------------------------------------------------------------------------------------------------------------------------
    1,145,000   Bexar County, TX HFC
                (American Opportunity Hsg.-Nob Hill Apartments)                  8.500       06/01/2031           1,148,000
---------------------------------------------------------------------------------------------------------------------------
    1,020,000   Bexar County, TX HFC (Doral Club)                                8.750       10/01/2036           1,017,532
---------------------------------------------------------------------------------------------------------------------------
      215,000   Bexar County, TX HFC (Honey Creek LLC)                           8.000       04/01/2030             215,978
---------------------------------------------------------------------------------------------------------------------------
       50,000   Bexar County, TX HFC (Honey Creek LLC)                           9.000       04/01/2030              48,961
---------------------------------------------------------------------------------------------------------------------------
    1,460,000   Bexar County, TX HFC (Perrin Square)                             9.750       11/20/2031           1,530,679
---------------------------------------------------------------------------------------------------------------------------
   20,000,000   Brazos River Authority, TX (TXU Energy Company)                  5.000       03/01/2041          19,675,600
---------------------------------------------------------------------------------------------------------------------------
    3,150,000   Brazos River Authority, TX (TXU Energy Company)                  6.750       10/01/2038           3,538,269
---------------------------------------------------------------------------------------------------------------------------
    8,095,000   Brazos River Authority, TX (TXU Energy Company)                  7.700       04/01/2033           9,438,770
---------------------------------------------------------------------------------------------------------------------------
    3,375,000   Brazos River Authority, TX ROLs 6                                9.645 3     05/01/2029           3,770,010
---------------------------------------------------------------------------------------------------------------------------
   17,500,000   Cambridge, TX Student Hsg.
                (Cambridge Student Hsg. Devel.)                                  7.000       11/01/2039          17,612,525
---------------------------------------------------------------------------------------------------------------------------
    3,700,000   Comal County, TX Health Facilities Devel. Corp.
                (MMH/MHS/MHM Obligated Group)                                    6.250       02/01/2032           3,933,951
---------------------------------------------------------------------------------------------------------------------------
      885,000   Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                              6.150       05/01/2029             887,682
---------------------------------------------------------------------------------------------------------------------------
    3,630,000   Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                              6.375       05/01/2035           3,575,949

                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     165,000   Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                              7.250%      11/01/2030      $      164,975
---------------------------------------------------------------------------------------------------------------------------
      185,000   Dallas-Fort Worth, TX International Airport Facility
                (American Airlines)                                              8.250       11/01/2036             198,734
---------------------------------------------------------------------------------------------------------------------------
   22,000,000   Dallas-Fort Worth, TX International Airport
                Facility Improvement Corp.                                       9.000       05/01/2029          25,622,740
---------------------------------------------------------------------------------------------------------------------------
   45,945,000   Dallas-Fort Worth, TX International Airport
                Facility Improvement Corp.                                       9.125       05/01/2029          52,496,298
---------------------------------------------------------------------------------------------------------------------------
    9,320,000   Dallas-Fort Worth, TX International Airport
                Facility Improvement Corp. (Learjet)                             6.150       01/01/2016           9,448,616
---------------------------------------------------------------------------------------------------------------------------
    6,000,000   Dallas-Fort Worth, TX International Airport RITES                6.421 3     11/01/2027           6,173,400
---------------------------------------------------------------------------------------------------------------------------
    8,125,000   Dallas-Fort Worth, TX International Airport ROLs                10.486 3     11/01/2033           9,959,788
---------------------------------------------------------------------------------------------------------------------------
       20,000   Dallas-Fort Worth, TX Regional Airport
                (Dallas-Fort Worth Interational Airport)                         5.500       11/01/2015              20,314
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Danbury, TX Higher Education Authority
                (AW Brown Fellowship Charter) 2                                  5.125       08/15/2036             998,450
---------------------------------------------------------------------------------------------------------------------------
      450,000   Decatur, TX Hospital Authority
                (Wise Regional Health System)                                    5.625       09/01/2013             455,342
---------------------------------------------------------------------------------------------------------------------------
    5,587,619   El Paso, TX HFC (Single Family)                                  6.180       04/01/2033           5,884,489
---------------------------------------------------------------------------------------------------------------------------
    7,240,000   El Paso, TX HFDC (Bienvivir Senior Health Services)              7.750       08/15/2031           7,944,886
---------------------------------------------------------------------------------------------------------------------------
       25,000   Galveston County, TX HFC                                         6.200       10/01/2021              25,063
---------------------------------------------------------------------------------------------------------------------------
    1,895,000   Galveston County, TX HFC (Single Family)                         6.300       09/15/2031           1,927,480
---------------------------------------------------------------------------------------------------------------------------
        5,000   Galveston, TX Special Contract (Farmers Export Company)          6.750       05/01/2007               5,012
---------------------------------------------------------------------------------------------------------------------------
    6,935,000   Garza County, TX Public Facility Corp.                           5.750       10/01/2025           7,210,458
---------------------------------------------------------------------------------------------------------------------------
       50,000   Grand Prairie, TX HFC (Windsor Hsg. Foundation)                  6.875       02/01/2025              50,624
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   Grapevine, TX IDC (Air Cargo)                                    6.500       01/01/2024           1,073,340
---------------------------------------------------------------------------------------------------------------------------
    4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)                       7.500       05/01/2025           5,224,792
---------------------------------------------------------------------------------------------------------------------------
       75,000   Gulf Coast, TX Waste Disposal Authority (FMC Corp.)              7.050       10/01/2009              76,535
---------------------------------------------------------------------------------------------------------------------------
    5,685,000   Gulf Coast, TX Waste Disposal Authority
                (International Paper Company)                                    6.100       08/01/2024           6,083,177
---------------------------------------------------------------------------------------------------------------------------
       25,000   Gulf Coast, TX Waste Disposal Authority
                (Valero Energy Corp.)                                            5.700       04/01/2032              25,611
---------------------------------------------------------------------------------------------------------------------------
    5,950,000   Harris County, TX IDC (Continental Airlines)                     5.375       07/01/2019           5,346,551
---------------------------------------------------------------------------------------------------------------------------
       30,000   Harris County, TX Water Control
                & Improvement District No. 114                                   6.750       09/01/2006              30,072
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   HFDC of Central TX
                (Lutheran Social Services of the South)                          6.875       02/15/2032           2,092,480
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   HFDC of Central TX (Villa De San Antonio)                        6.250       05/15/2036           4,043,160
---------------------------------------------------------------------------------------------------------------------------
    6,495,000   Houston, TX Airport Special Facilities (Continental Airlines)    5.700       07/15/2029           6,277,158
---------------------------------------------------------------------------------------------------------------------------
    6,855,000   Houston, TX Airport Special Facilities (Continental Airlines)    5.700       07/15/2029           6,625,083
---------------------------------------------------------------------------------------------------------------------------
    8,600,000   Houston, TX Airport Special Facilities (Continental Airlines)    6.125       07/15/2017           8,629,240
---------------------------------------------------------------------------------------------------------------------------
    7,580,000   Houston, TX Airport Special Facilities (Continental Airlines)    6.125       07/15/2027           7,579,924

                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$  17,975,000   Houston, TX Airport Special Facilities (Continental Airlines)    6.125%      07/15/2027      $   18,027,847
---------------------------------------------------------------------------------------------------------------------------
   17,750,000   Houston, TX Airport Special Facilities (Continental Airlines)    6.750       07/01/2021          18,884,580
---------------------------------------------------------------------------------------------------------------------------
   46,045,000   Houston, TX Airport Special Facilities (Continental Airlines)    6.750       07/01/2029          48,757,511
---------------------------------------------------------------------------------------------------------------------------
      100,000   Houston, TX Airport Special Facilities (Continental Airlines)    7.000       07/01/2029             106,701
---------------------------------------------------------------------------------------------------------------------------
    1,260,000   Houston, TX Airport Special Facilities (Continental Airlines)    7.375       07/01/2022           1,366,180
---------------------------------------------------------------------------------------------------------------------------
    1,500,000   Houston, TX HFDC (Buckinham Senior Living Community)             7.000       02/15/2026           1,655,055
---------------------------------------------------------------------------------------------------------------------------
    5,000,000   Houston, TX HFDC (Buckinham Senior Living Community)             7.125       02/15/2034           5,524,750
---------------------------------------------------------------------------------------------------------------------------
      165,000   Houston, TX IDC (Air Cargo)                                      6.375       01/01/2023             175,991
---------------------------------------------------------------------------------------------------------------------------
    4,200,000   Hutto, TX Independent School District ROLs                       8.598 3     08/01/2037           4,609,836
---------------------------------------------------------------------------------------------------------------------------
    2,200,000   IAH TX Public Facility Corp.                                     7.750       05/01/2026           2,186,624
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   Lancaster, TX Independent School District GO RITES               9.432 3     02/15/2034           3,684,300
---------------------------------------------------------------------------------------------------------------------------
    6,025,000   Lancaster, TX Independent School District ROLs                   6.100 3     02/15/2034           6,379,511
---------------------------------------------------------------------------------------------------------------------------
      815,000   Laredo, TX HFC                                                   6.950       10/01/2027             829,401
---------------------------------------------------------------------------------------------------------------------------
    9,000,000   Lewisville, TX GO                                                6.125       09/01/2029           9,837,990
---------------------------------------------------------------------------------------------------------------------------
    1,790,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)             6.000       07/01/2032           1,813,413
---------------------------------------------------------------------------------------------------------------------------
      245,000   Matagorda County, TX Navigation District
                (Central Power & Light Company)                                  6.125       05/01/2030             250,319
---------------------------------------------------------------------------------------------------------------------------
      410,000   Matagorda County, TX Navigation District (Reliant Energy)        5.950       05/01/2030             422,390
---------------------------------------------------------------------------------------------------------------------------
    1,350,000   Newton County, TX Public Facility Corp. 7                        8.000       03/01/2019           1,376,055
---------------------------------------------------------------------------------------------------------------------------
    2,250,000   North Central, TX HFDC (Northwest Senior Hsg. Corp.)             7.500       11/15/2029           2,518,245
---------------------------------------------------------------------------------------------------------------------------
    1,860,000   Nueces County, TX HFC (Dolphins Landing Apartments)              6.875       07/01/2030           1,975,934
---------------------------------------------------------------------------------------------------------------------------
    5,920,000   Port of Bay City, TX (Hoechst Celanese Corp.)                    6.500       05/01/2026           6,056,515
---------------------------------------------------------------------------------------------------------------------------
   15,000,000   Port of Corpus Christi, TX Authority (CNA Holdings)              6.700       11/01/2030          16,251,000
---------------------------------------------------------------------------------------------------------------------------
       75,000   Port of Corpus Christi, TX Industrial Devel. Corp.
                (Citgo Petroleum Corp.)                                          8.250       11/01/2031              78,034
---------------------------------------------------------------------------------------------------------------------------
       80,000   Sabine, TX River Authority Pollution Control
                (TXU Electric Company)                                           6.450       06/01/2021              85,316
---------------------------------------------------------------------------------------------------------------------------
   10,565,000   San Antonio, TX Convention Center Hotel
                Finance Corp. ROLs                                               8.458 3     07/15/2039          10,965,202
---------------------------------------------------------------------------------------------------------------------------
   14,410,000   San Antonio, TX Convention Center Hotel
                Finance Corp. ROLs                                               8.478 3     07/15/2034          15,093,322
---------------------------------------------------------------------------------------------------------------------------
    7,000,000   San Antonio, TX HFC (Midcrowne Senior Apartments)                5.150       06/20/2047           7,024,220
---------------------------------------------------------------------------------------------------------------------------
       45,000   Southeast TX HFC (Forest View Apartments) 1                      8.750       11/01/2023              36,009
---------------------------------------------------------------------------------------------------------------------------
    6,030,000   Springhill, TX Courtland Heights Public Facility Corp.           5.850       12/01/2028           6,091,205
---------------------------------------------------------------------------------------------------------------------------
   10,755,000   Tarrant County, TX HFC (Lindberg Park)                           5.150       10/20/2047          10,791,459
---------------------------------------------------------------------------------------------------------------------------
    1,600,000   Travis County, TX HFDC (Querencia Barton Creek)                  5.650       11/15/2035           1,563,568
---------------------------------------------------------------------------------------------------------------------------
    8,400,000   Trinity, TX River Authority (General Motors Corp.)               7.875 8     04/01/2009           8,400,000
---------------------------------------------------------------------------------------------------------------------------
    2,320,000   TX Affordable Hsg. Corp. (American Hsg. Foundation) 1,7          8.000       03/01/2032             139,200
---------------------------------------------------------------------------------------------------------------------------
    2,965,000   TX Affordable Hsg. Corp.
                (Ashton Place & Woodstock Apartments)                            6.300       08/01/2033           2,450,217
---------------------------------------------------------------------------------------------------------------------------
   10,000,000   TX Dept. of Hsg. & Community Affairs RITES                       6.456 3     07/01/2034          10,205,400

                 52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   2,500,000   TX GO RITES                                                     10.928% 3    12/01/2028      $    2,875,000
---------------------------------------------------------------------------------------------------------------------------
    1,840,000   TX Panhandle HFA (Amarillo Affordable Hsg.)                      6.625       03/01/2020           1,681,502
---------------------------------------------------------------------------------------------------------------------------
    2,545,000   TX Panhandle HFA (Amarillo Affordable Hsg.)                      6.750       03/01/2031           2,265,763
---------------------------------------------------------------------------------------------------------------------------
       50,000   TX Student Hsg. Corp. (University of North Texas)                6.000       07/01/2011              48,561
---------------------------------------------------------------------------------------------------------------------------
       85,000   TX Student Hsg. Corp. (University of North Texas)                6.750       07/01/2021              82,018
---------------------------------------------------------------------------------------------------------------------------
      200,000   TX Student Hsg. Corp. (University of North Texas)                6.850       07/01/2031             191,152
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   TX Turnpike Authority ROLs                                       8.578 3     08/15/2042           4,240,240
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   TX Veterans Hsg. Assistance RITES                                9.328 3     06/01/2029           3,331,680
---------------------------------------------------------------------------------------------------------------------------
    4,000,000   Willacy County, TX Local Government Corp. 2                      6.000       03/01/2009           4,052,600
                                                                                                             --------------
                                                                                                                579,908,839
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--1.7%
    1,200,000   Guam EDA (Royal Socio Apartments)(1)                             9.500       11/01/2018           1,057,824
---------------------------------------------------------------------------------------------------------------------------
      150,000   Guam GO, Series A                                                5.400       11/15/2018             150,084
---------------------------------------------------------------------------------------------------------------------------
    9,500,000   Northern Mariana Islands, Series A                               6.750       10/01/2033          10,559,630
---------------------------------------------------------------------------------------------------------------------------
  507,000,000   Puerto Rico Children's Trust Fund (TASC)                         6.300 4     05/15/2050          32,037,330
---------------------------------------------------------------------------------------------------------------------------
  745,000,000   Puerto Rico Children's Trust Fund (TASC)                         7.010 4     05/15/2055          24,815,950
---------------------------------------------------------------------------------------------------------------------------
    9,995,000   Puerto Rico Port Authority (American Airlines), Series A         6.250       06/01/2026           9,915,440
---------------------------------------------------------------------------------------------------------------------------
    6,640,000   Puerto Rico Port Authority (American Airlines), Series A         6.300       06/01/2023           6,624,263
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Public Finance Corp. ROLs 6                         22.363 3     08/01/2027           4,979,100
                                                                                                             --------------
                                                                                                                 90,139,621
---------------------------------------------------------------------------------------------------------------------------
UTAH--0.1%
      650,000   Carbon County, UT Solid Waste Disposal
                (Allied Waste Industries)                                        7.450       07/01/2017             677,352
---------------------------------------------------------------------------------------------------------------------------
    2,085,000   Carbon County, UT Solid Waste Disposal
                (Allied Waste Industries)                                        7.500       02/01/2010           2,101,847
---------------------------------------------------------------------------------------------------------------------------
    1,935,000   UT HFA (RHA Community Service of Utah)                           6.875       07/01/2027           1,966,811
                                                                                                             --------------
                                                                                                                  4,746,010
---------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
    2,000,000   VT EDA (Wake Robin Corp.)                                        5.375       05/01/2036           1,999,520
---------------------------------------------------------------------------------------------------------------------------
       65,000   VT HFA (Single Family), Series 9                                 5.400       05/01/2037              65,527
                                                                                                             --------------
                                                                                                                  2,065,047
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.5%
    2,275,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                   6.550       12/01/2025           2,363,156
---------------------------------------------------------------------------------------------------------------------------
    6,300,000   Celebrate, VA South Community Devel. Authority
                Special Assessment                                               6.250       03/01/2037           6,424,614
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Fairfax County, VA Redevel. & Hsg. Authority
                (Burke Shire Commons)                                            7.600       10/01/2036           3,124,380
---------------------------------------------------------------------------------------------------------------------------
       90,000   Giles County, VA IDA (Hoechst Celanese Corp.)                    5.950       12/01/2025              90,414
---------------------------------------------------------------------------------------------------------------------------
    9,950,000   Giles County, VA IDA (Hoechst Celanese Corp.)                    6.450       05/01/2026          10,110,096

                 53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
---------------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$   7,720,000   Giles County, VA IDA (Hoechst Celanese Corp.)                    6.625%      12/01/2022      $    7,743,237
---------------------------------------------------------------------------------------------------------------------------
    1,750,000   Halifax County, VA IDA RITES                                     8.828 3     06/01/2028           2,287,005
---------------------------------------------------------------------------------------------------------------------------
        5,000   Harrisonburg, VA Redevel. & Hsg. Authority
                (Greens of Salem Run)                                            5.850       04/01/2007               5,027
---------------------------------------------------------------------------------------------------------------------------
       25,000   Hopewell, VA IDA (Continental Group)                             5.900       06/01/2007              24,779
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   New Port, VA CDA                                                 5.600       09/01/2036           3,033,690
---------------------------------------------------------------------------------------------------------------------------
    1,085,000   Norfolk, VA Redevel. & Hsg. Authority
                (First Mtg.-Retirement Community)                                6.125       01/01/2035           1,116,140
---------------------------------------------------------------------------------------------------------------------------
   10,350,000   Pittsylvania County, VA IDA (Multitrade of Pittsylvania)         7.500       01/01/2014          10,400,198
---------------------------------------------------------------------------------------------------------------------------
    7,050,000   Pittsylvania County, VA IDA (Multitrade of Pittsylvania)         7.550       01/01/2019           7,082,924
---------------------------------------------------------------------------------------------------------------------------
    3,000,000   Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                  5.250       08/15/2008           3,090,750
---------------------------------------------------------------------------------------------------------------------------
    2,250,000   Pocahontas Parkway Assoc., VA
                (Route 895 Connector Toll Road)                                  7.000 4     08/15/2007           2,162,925
---------------------------------------------------------------------------------------------------------------------------
   20,000,000   VA Tobacco Settlement Authority (TASC)                           5.625       06/01/2037          20,770,800
---------------------------------------------------------------------------------------------------------------------------
    2,500,000   West Point, VA IDA (Chesapeake Corp.)                            6.375       03/01/2019           2,521,525
                                                                                                             --------------
                                                                                                                 82,351,660
---------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.4%
    3,000,000   Chelan County, WA Public Utility District RITES                  8.732 3     01/01/2036           3,762,540
---------------------------------------------------------------------------------------------------------------------------
    3,500,000   Grant County, WA Public Utility District RITES                   6.466 3     01/01/2022           3,545,990
---------------------------------------------------------------------------------------------------------------------------
      500,000   King County, WA Hsg. Authority
                (Southwood Square Apartments)                                    6.200       10/01/2031             508,795
---------------------------------------------------------------------------------------------------------------------------
    2,455,000   Port Camas, WA Public Industrial Corp.
                (James River Corp. of Virginia)                                  6.700       04/01/2023           2,457,038
---------------------------------------------------------------------------------------------------------------------------
       55,000   Port Kalama, WA, Series B                                        5.550       12/01/2010              55,153
---------------------------------------------------------------------------------------------------------------------------
    1,600,000   Port of Seattle, WA Special Facility (Northwest Airlines) 1      7.125       04/01/2020           1,036,688
---------------------------------------------------------------------------------------------------------------------------
   24,900,000   Port of Seattle, WA Special Facility (Northwest Airlines) 1      7.250       04/01/2030          16,133,457
---------------------------------------------------------------------------------------------------------------------------
    1,095,000   Seattle, WA Hsg. Authority (Kin on Health Care Center)           7.400       11/20/2036           1,146,268
---------------------------------------------------------------------------------------------------------------------------
    1,675,000   Snohomish County, WA Hsg. Authority
                (Whispering Pines Apartments)                                    5.600       09/01/2025           1,693,325
---------------------------------------------------------------------------------------------------------------------------
    1,250,000   Snohomish County, WA Hsg. Authority
                (Whispering Pines Apartments)                                    5.750       09/01/2030           1,267,138
---------------------------------------------------------------------------------------------------------------------------
    7,105,000   Tacoma, WA Port Authority ROLs                                   8.230 3     12/01/2030           7,644,696
---------------------------------------------------------------------------------------------------------------------------
   13,160,000   WA HFC (Single Family Programs) 2                                5.150       06/01/2037          13,309,761
---------------------------------------------------------------------------------------------------------------------------
    4,620,000   WA Tobacco Settlement Authority (TASC)                           6.500       06/01/2026           5,037,509
---------------------------------------------------------------------------------------------------------------------------
   14,285,000   WA Tobacco Settlement Authority (TASC)                           6.625       06/01/2032          15,577,221
                                                                                                             --------------
                                                                                                                 73,175,579
---------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.5%
   14,020,000   Braxton County, WV Solid Waste Disposal
                (Weyerhaeuser Company)                                           5.800       06/01/2027          14,358,022
---------------------------------------------------------------------------------------------------------------------------
    5,425,000   Braxton County, WV Solid Waste Disposal ROLs 6                  10.040 3     05/01/2025           5,369,991

                 54 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

    PRINCIPAL                                                                                                         VALUE
       AMOUNT                                                                   COUPON        MATURITY           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA Continued
$     600,000   Ohio County, WV Commission Special District Excise Tax
                (Fort Henry Centre)                                              5.625%      03/01/2036      $      605,940
---------------------------------------------------------------------------------------------------------------------------
       15,000   WV Hospital Finance Authority
                (Charleston Area Medical Center)                                 7.250       10/01/2014              15,036
---------------------------------------------------------------------------------------------------------------------------
    4,765,000   WV Hsg. Devel. Fund RITES                                        7.912 3     11/01/2032           4,885,745
                                                                                                             --------------
                                                                                                                 25,234,734
---------------------------------------------------------------------------------------------------------------------------
WISCONSIN--1.5%
       15,000   Badger, WI Tobacco Asset Securitization Corp.                    6.125       06/01/2027              15,949
---------------------------------------------------------------------------------------------------------------------------
   40,935,000   Badger, WI Tobacco Asset Securitization Corp.                    6.375       06/01/2032          43,802,497
---------------------------------------------------------------------------------------------------------------------------
    4,450,000   Janesville, WI Pollution Control (General Motors Corp.)          5.550       04/01/2009           4,404,165
---------------------------------------------------------------------------------------------------------------------------
    6,510,000   Kaukauna, WI Environmental Improvement
                (International Paper Company)                                    5.250       06/01/2029           6,453,949
---------------------------------------------------------------------------------------------------------------------------
      670,000   Milwaukee, WI (Aero Milwaukee)                                   6.500       01/01/2025             719,138
---------------------------------------------------------------------------------------------------------------------------
    1,350,000   Milwaukee, WI (Air Cargo)                                        7.500       01/01/2025           1,475,375
---------------------------------------------------------------------------------------------------------------------------
      165,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                   6.800       11/01/2012             169,241
---------------------------------------------------------------------------------------------------------------------------
      160,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                   6.850       05/01/2013             164,112
---------------------------------------------------------------------------------------------------------------------------
    1,595,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                   7.125       05/01/2024           1,632,004
---------------------------------------------------------------------------------------------------------------------------
    1,750,000   Sokaogon, WI Chippewa Community (Gaming)                         7.000       01/01/2026           1,735,563
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   Sokaogon, WI Chippewa Community (Gaming)                         8.250       01/01/2017           1,987,540
---------------------------------------------------------------------------------------------------------------------------
    1,000,000   WI H&EFA (Eastcastle Place)                                      6.125       12/01/2034           1,017,150
---------------------------------------------------------------------------------------------------------------------------
    4,400,000   WI H&EFA (Hess Memorial Hospital Assoc.)                         7.750       11/01/2015           4,477,836
---------------------------------------------------------------------------------------------------------------------------
       50,000   WI H&EFA (Milwaukee Catholic Home)                               7.250       07/01/2017              50,957
---------------------------------------------------------------------------------------------------------------------------
    1,300,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                        5.650       08/01/2021           1,312,064
---------------------------------------------------------------------------------------------------------------------------
    2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                        5.800       08/01/2029           2,402,434
---------------------------------------------------------------------------------------------------------------------------
    2,000,000   WI H&EFA RITES                                                   7.432 3     02/15/2032           2,314,400
---------------------------------------------------------------------------------------------------------------------------
    3,205,000   WI Hsg. & Economic Devel. Authority RITES                        7.978 3     09/01/2024           3,323,457
---------------------------------------------------------------------------------------------------------------------------
    3,800,000   WI Hsg. & Economic Devel. Authority ROLs                         8.265 3     03/01/2024           3,807,600
---------------------------------------------------------------------------------------------------------------------------
      250,000   WI Lac Courte Oreilles Band of Lake Superior
                Chippewa Indians                                                 8.000       12/01/2018             248,526
                                                                                                             --------------
                                                                                                                 81,513,957
---------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
      500,000   Jackson, WY National Rural Utilities Cooperative
                (Lower Valley Power & Light Company)                             5.875       05/01/2026             509,410

---------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS, AT VALUE (COST $5,038,300,276)--99.1%                                                    5,250,206,517
---------------------------------------------------------------------------------------------------------------------------
  OTHER ASSETS NET OF LIABILITIES--0.9                                                                           47,309,936
                                                                                                             --------------
  NET ASSETS-100.0%                                                                                          $5,297,516,453
                                                                                                             ==============

                 55 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Issue is in default. Non-income producing. See Note 1 of accompanying Notes.

2. When-issued security or forward commitment to be delivered and settled after
July 31, 2006. See Note 1 of accompanying Notes.

3. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Security is subject to a shortfall and forbearance agreement. See Note 1 of accompanying Notes.

7. Illiquid security. The aggregate value of illiquid securities as of July 31,
2006 was $34,913,315, which represents 0.66% of the Fund's net assets. See Note
5 of accompanying Notes.

8. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA                       Atlanta Devel. Authority
AHS                       Adventist Health System
CAU                       Clark Atlanta University
CCRC                      Continuing Care Retirement Community
CDA                       Communities Devel. Authority
CFGH                      Central Florida Group Homes
COP                       Certificates of Participation
CV                        Chippewa Valley
DA                        Dormitory Authority
DRIVERS                   Derivative Inverse Tax Exempt Receipts
EDA                       Economic Devel. Authority
EDC                       Economic Devel. Corp.
EDFA                      Economic Devel. Finance Authority
EF&CD                     Environmental Facilities and Community
                          Devel.
FH                        Foothill Hospital
FMC                       Flagstaff Medical Center
GO                        General Obligation
H&EFA                     Health and Educational Facilities
                          Authority
H&HEFA                    Hospitals and Higher Education Facilities
                          Authority
HDA                       Hospital Devel. Authority
HDC                       Housing Devel. Corp.
HE&HF                     Higher Educational and Housing Facilities
HE&HFA                    Higher Education and Health Facilities
                          Authority
HFA                       Housing Finance Agency
HFC                       Housing Finance Corp.
HFDC                      Health Facilities Devel. Corp.
HJDOI                     Hospital for Joint Diseases Orthopedic
                          Institute
IDA                       Industrial Devel. Agency
IDC                       Industrial Devel. Corp.
IF&PCFA                   Industrial Facilities & Pollution Control
                          Financing Authority
IRS                       Inverse Rate Security
JFK                       John Fitzgerald Kennedy
LUHS                      Loyola University Health Systems
LUMC                      Loyola University Medical Center
MHM                       McKenna Health Management
MHS                       McKenna Health System
MMH                       McKenna Memorial Hospital
MSH/NYU                   Mount Sinai Hospital/New York
                          University
NYC                       New York City
NYS                       New York State
OCC                       Oakview Care Center
RHA                       Resource Healthcare of America
RITES                     Residual Interest Tax Exempt Security
ROLs                      Residual Option Longs
Res Rec                   Resource Recovery Facility
TASC                      Tobacco Settlement Asset-Backed Bonds
TFABs                     Tobacco Flexible Amortization Bonds
YMCA                      Young Men's Christian Assoc.

                 56 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                        VALUE    PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                            $1,296,647,877      24.7%
Airlines                                                  781,035,721      14.9
Special Assessment                                        374,701,880       7.1
Electric Utilities                                        306,537,948       5.8
Hospital/Health Care                                      301,824,947       5.8
Multifamily Housing                                       268,868,117       5.1
Single Family Housing                                     188,472,620       3.6
Manufacturing, Durable Goods                              188,142,346       3.6
Marine/Aviation Facilities                                177,137,409       3.4
Special Tax                                               154,040,683       2.9
Adult Living Facilities                                   152,903,651       2.9
Resource Recovery                                         142,650,536       2.7
Hotels, Restaurants & Leisure                             132,348,483       2.5
Paper, Containers & Packaging                             129,130,421       2.5
General Obligation                                         98,783,403       1.9
Manufacturing, Non-Durable Goods                           87,882,175       1.7
Not-for-Profit Organization                                85,362,067       1.6
Pollution Control                                          69,392,384       1.3
Higher Education                                           65,690,797       1.3
Gas Utilities                                              58,039,502       1.1
Sales Tax Revenue                                          53,864,308       1.0
Education                                                  39,766,999       0.8
Water Utilities                                            26,226,948       0.5
Highways/Railways                                          22,891,327       0.4
Municipal Leases                                           21,513,898       0.4
Sewer Utilities                                            12,088,811       0.2
Parking Fee Revenue                                        10,980,345       0.2
Student Loans                                               2,978,583       0.1
Sports Facility Revenue                                       302,331       0.0
                                                       -------------------------
Total                                                  $5,250,206,517     100.0%
                                                       =========================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 57 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JULY 31, 2006
--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $5,038,300,276)--see accompanying statement of investments   $ 5,250,206,517
--------------------------------------------------------------------------------------------------------
Cash                                                                                          68,701,411
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      62,697,836
Shares of beneficial interest sold                                                            40,219,994
Investments sold                                                                               9,365,757
Other                                                                                             54,611
                                                                                         ---------------
Total assets                                                                               5,431,246,126

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $67,589,769 purchased on a when-issued basis
or forward commitment)                                                                       117,750,754
Shares of beneficial interest redeemed                                                         9,632,207
Dividends                                                                                      4,913,917
Distribution and service plan fees                                                               655,070
Trustees' compensation                                                                           314,992
Transfer and shareholder servicing agent fees                                                    206,231
Shareholder communications                                                                        98,325
Interest expense                                                                                  37,000
Other                                                                                            121,177
                                                                                         ---------------
Total liabilities                                                                            133,729,673

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 5,297,516,453
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $ 5,087,398,284
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              6,099,618
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (7,887,690)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                   211,906,241
                                                                                         ---------------
NET ASSETS                                                                               $ 5,297,516,453
                                                                                         ===============

                 58 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

-------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $3,439,135,260 and 275,828,908 shares of beneficial interest outstanding)   $12.47
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                    $13.09
-------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $558,386,529 and 44,674,234 shares of beneficial interest outstanding)      $12.50
-------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $1,299,994,664 and 104,434,901 shares of beneficial interest outstanding)   $12.45

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 59 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS For the Year Ended July 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 270,200,626
--------------------------------------------------------------------------------
Other income                                                                451
                                                                  -------------
Total investment income                                             270,201,077

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      16,430,868
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               4,048,268
Class B                                                               4,803,464
Class C                                                               9,441,710
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,091,738
Class B                                                                 352,922
Class C                                                                 558,096
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 134,662
Class B                                                                  45,266
Class C                                                                  67,976
--------------------------------------------------------------------------------
Interest expense                                                      3,115,863
--------------------------------------------------------------------------------
Trustees' compensation                                                  305,215
--------------------------------------------------------------------------------
Other                                                                   879,450
--------------------------------------------------------------------------------
Total expenses                                                       41,275,498

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               228,925,579

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                     (4,117,151)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (61,831,329)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 162,977,099
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 60 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                       2006               2005
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                          $   228,925,579    $   139,800,688
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            (4,117,151)        16,330,226
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              (61,831,329)       270,282,535
                                                                               ----------------------------------
Net increase in net assets resulting from operations                               162,977,099        426,413,449

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (148,596,538)       (89,316,259)
Class B                                                                            (24,985,161)       (24,198,317)
Class C                                                                            (49,377,636)       (28,160,685)

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                          1,166,918,418      1,407,359,926
Class B                                                                             39,436,284        166,634,889
Class C                                                                            444,988,006        541,739,166

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                   1,591,360,472      2,400,472,169
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                              3,706,155,981      1,305,683,812
                                                                               ----------------------------------
End of period (including accumulated net investment income
of $6,099,618 and $133,374, respectively)                                      $ 5,297,516,453    $ 3,706,155,981
                                                                               ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  61 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A        YEAR ENDED JULY 31,                        2006             2005            2004            2003            2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      12.69     $      11.13     $     10.64     $     11.28     $     11.25
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .69 1            .78 1           .85             .92             .71
Net realized and unrealized gain (loss)                   (.24)            1.59             .50            (.67)            .03
                                                  --------------------------------------------------------------------------------

Total from investment operations                           .45             2.37            1.35             .25             .74
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.67)            (.81)           (.86)           (.89)           (.71)

Net asset value, end of period                    $      12.47     $      12.69     $     11.13     $     10.64     $     11.28
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        3.79%           21.97%          12.78%           2.36%           6.89%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  3,439,135     $  2,309,856     $   731,565     $   306,857     $   193,452
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  2,721,861     $  1,366,113     $   506,440     $   252,496     $    73,877
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                     5.60%            6.46%           7.54%           8.44%           6.61%
Total expenses                                            0.67%            0.69%           0.80%           1.04%           1.06%
Expenses after payments and waivers
and reduction to custodian expenses                       0.67%            0.69%           0.80%           1.04%           0.89% 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     53%              22%             44%             57%            127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 62 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

CLASS B        YEAR ENDED JULY 31,                     2006            2005              2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   12.72       $   11.15       $     10.66     $     11.30     $     11.27
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .60 1           .70 1             .77             .83             .63
Net realized and unrealized gain (loss)                (.24)           1.59               .49            (.66)            .02
                                                  ------------------------------------------------------------------------------
Total from investment operations                        .36            2.29              1.26             .17             .65
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.58)           (.72)             (.77)           (.81)           (.62)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   12.50       $   12.72       $     11.15     $     10.66     $     11.30
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     2.97%          21.09%            11.89%           1.57%           6.07%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 558,386       $ 528,192       $   308,778     $   188,645     $    90,547
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 533,869       $ 410,031       $   256,425     $   141,819     $    36,100
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.84%           5.80%             6.80%           7.67%           5.85%
Total expenses                                         1.46%           1.48%             1.56%           1.81%           1.80%
Expenses after payments and waivers
and reduction to custodian expenses                    1.46%           1.48%             1.56%           1.81%           1.63% 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  53%             22%               44%             57%            127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 63 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS C        YEAR ENDED JULY 31,                     2006          2005            2004            2003            2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   12.67     $   11.11     $     10.63     $     11.27     $     11.24
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .60 1         .68 1           .76             .83             .61
Net realized and unrealized gain (loss)                (.24)         1.60             .49            (.66)            .04
                                                  --------------------------------------------------------------------------

Total from investment operations                        .36          2.28            1.25             .17             .65
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.58)         (.72)           (.77)           (.81)           (.62)
----------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   12.45     $   12.67     $     11.11     $     10.63     $     11.27
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.01%        21.08%          11.83%           1.59%           6.09%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,299,995    $ 868,108     $   265,340     $   111,710     $    49,248
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,050,344    $ 488,562     $   193,845     $    85,483     $    13,453
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                  4.83%         5.68%           6.76%           7.68%           5.88%
Total expenses                                         1.44%         1.46%           1.56%           1.80%           1.80%
Expenses after payments and waivers
and reduction to custodian expenses                    1.44%         1.46%           1.56%           1.80%           1.63% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  53%           22%             44%             57%            127%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 64 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester National Municipals (the Fund) is a separate series of
Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The
Fund's investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund's investment advisor is
OppenheimerFunds, Inc. (the Manager).

    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities)
for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose

                 65 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term
"money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2006, the Fund had purchased $67,589,769 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will not invest more than 35% of its total assets in inverse floaters.
Inverse floaters amount to $407,192,480 as of July 31, 2006, which represents
7.50% of the Fund's total assets.

    The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to pay the sponsor of the inverse floater, in certain circumstances, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater (the
"shortfall"). At July 31, 2006, the Fund's maximum aggregate exposure under such agreements is estimated at approximately $198,000,000. This exposure is diversified across underlying securities that have various credit qualities, interest rates and maturity dates. Under the terms of these agreements, the Fund maintains the right to collapse the trust issuing the inverse floater by paying the shortfall, if any, and exchanging the inverse floater for the underlying fixed rate security upon which the

                 66 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

inverse floater is based, thereby terminating its investment in the inverse floater. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the
Fund's investment in the inverse floaters, as it deems appropriate. As of July
31, 2006, the Fund has not made any payments related to such agreements and it expects the risk of material future payments required under these agreements to be remote.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2006, securities with an aggregate market value of $172,036,835, representing 3.25% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                 67 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                                             NET UNREALIZED
                                                                               APPRECIATION
                                                                           BASED ON COST OF
                                                                             SECURITIES AND
     UNDISTRIBUTED           UNDISTRIBUTED                ACCUMULATED     OTHER INVESTMENTS
     NET INVESTMENT              LONG-TERM                       LOSS    FOR FEDERAL INCOME
     INCOME                           GAIN         CARRYFORWARD 1,2,3          TAX PURPOSES
     --------------------------------------------------------------------------------------
        $12,237,699                   $ --                 $6,336,277          $210,354,826

1. As of July 31, 2006, the Fund had $6,336,277 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2006, details of the capital loss carryforwards were as follows:

                  EXPIRING
                  --------------------------------------
                  2012                     $   3,586,519
                  2014                         2,749,758
                                           -------------
                  Total                    $   6,336,277
                                           =============

2. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended July 31, 2005, the Fund utilized $16,514,248 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2006 and
July 31, 2005 was as follows:

                                           YEAR ENDED      YEAR ENDED
                                        JULY 31, 2006   JULY 31, 2005
            ---------------------------------------------------------
            Distributions paid from:
            Exempt-interest dividends   $ 219,847,314   $ 141,675,261
            Ordinary income                 3,112,021              --
                                        -----------------------------
            Total                       $ 222,959,335   $ 141,675,261
                                        =============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 68 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

            Federal tax cost of securities   $ 5,039,851,691
            Gross unrealized appreciation    $   308,917,793
            Gross unrealized depreciation        (98,562,967)
                                             ---------------
            Net unrealized appreciation      $   210,354,826
                                             ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the
Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31,
2006, the Fund's projected benefit obligations were increased by $207,735 and payments of $14,862 were made to retired trustees, resulting in an accumulated liability of $260,478 as of July 31, 2006.

    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund.
For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The
Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities.
Deferral of trustees' fees under the plan will not affect the net assets of the
Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

                 69 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2006         YEAR ENDED JULY 31, 2005
                                 SHARES             AMOUNT          SHARES             AMOUNT
---------------------------------------------------------------------------------------------
CLASS A
Sold                        151,329,225    $ 1,872,703,060     133,239,665    $ 1,612,797,528
Dividends and/or
distributions reinvested      6,344,165         78,337,015       3,545,591         42,823,965
Redeemed                    (63,845,028)      (784,121,657)    (20,526,179)      (248,261,567)
                            -----------------------------------------------------------------
Net increase                 93,828,362    $ 1,166,918,418     116,259,077    $ 1,407,359,926
                            =================================================================
---------------------------------------------------------------------------------------------
CLASS B
Sold                          9,219,328    $   114,329,770      17,084,575    $   205,710,784
Dividends and/or
distributions reinvested        897,736         11,108,543         820,743          9,875,104
Redeemed                     (6,964,743)       (86,002,029)     (4,071,776)       (48,950,999)
                            -----------------------------------------------------------------
Net increase                  3,152,321    $    39,436,284      13,833,542    $   166,634,889
                            =================================================================
---------------------------------------------------------------------------------------------
CLASS C
Sold                         50,564,974    $   624,690,798      47,841,160    $   580,425,334
Dividends and/or
distributions reinvested      1,881,037         23,186,853       1,061,481         12,801,896
Redeemed                    (16,519,059)      (202,889,645)     (4,272,766)       (51,488,064)
                            -----------------------------------------------------------------
Net increase                 35,926,952    $   444,988,006      44,629,875    $   541,739,166
                            =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2006, were as follows:

                 70 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                             PURCHASES            SALES
-------------------------------------------------------
Investment securities   $2,762,030,032   $1,830,883,575

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE
--------------------------------------------------------------------------------
Up to $200 million of net assets                                           0.60%
Next $100 million of net assets                                            0.55
Next $200 million of net assets                                            0.50
Next $250 million of net assets                                            0.45
Next $250 million of net assets                                            0.40
Over $1 billion of net assets                                              0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended July 31, 2006, the Fund paid
$1,923,726 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% under each plan. However, the Board of Trustees can increase that fee to 0.25% of average annual net assets without shareholders approval. Shareholders will be notified of any such change. If either the Class B or Class C plan is terminated by the
Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at

                 71 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

July 31, 2006 for Class B and Class C shares were $17,009,705 and $14,596,610, respectively. Fees incurred by the Fund under the plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A          CLASS B          CLASS C
                           CLASS A       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED             DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-------------------------------------------------------------------------------------
July 31, 2006        $   3,740,494    $     340,835    $   1,517,954    $     482,194

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of
Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

    The Fund has entered into a Revolving Credit and Security Agreement (the
"Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the
Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.3126% as of July 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

    For the year ended July 31, 2006, the average daily loan balance was
$74,557,534 at an average daily interest rate of 4.280%. The Fund had no borrowings outstanding at July 31,

                 72 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

2006. The Fund had gross borrowings and gross loan repayments of $1,556,700,000 and $1,573,800,000, respectively, during the year ended July 31, 2006. The maximum amount of borrowings outstanding at any month-end during the year ended
July 31, 2006 was $263,800,000. The Fund paid $392,170 in fees and $3,234,221 in interest during the year ended July 31, 2006.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment
Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

    In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

    The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                 73 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

                     A-7
                 Appendix A

     MUNICIPAL BOND RATINGS DEFINITIONS

     Below   are   summaries   of   the   rating   definitions   used   by   the
nationally-recognized  rating  agencies  listed below for municipal  securities.
Those ratings  represent  the opinion of the agency as to the credit  quality of issues that they rate.  The  summaries  below are based upon  publicly-available information provided by the rating organizations.

     Moody's Investors Service,  Inc. ("Moody's") Municipal Ratings are opinions of the  investment  quality of  issuers  and  issues in the U.S.  municipal  and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal  Ratings  are based upon the  analysis  of four  primary  factors
relating    to    municipal    finance:    economy,    debt,    finances,    and
administration/management   strategies.   Each  of  the  factors  is   evaluated
individually  and for its  effect on the other  factors  in the  context  of the municipality's ability to repay its debt.

   MUNICIPAL LONG-TERM RATING DEFINITIONS

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa:  Issuers or issues rated Aa  demonstrate  very strong  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A:  Issuers  or  issues  rated  A  present  above-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa:  Issuers  or  issues  rated  Baa  represent  average  creditworthiness relative to other US municipal or tax- exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate  below-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness  relative to other US municipal or tax- exempt issuers or issues.

     Caa:  Issuers or issues rated Caa  demonstrate  very weak  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate  extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C:  Issuers or issues  rated C  demonstrate  the  weakest  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS In municipal debt issuance, there are three rating  categories  for  short-term  obligations  that are  considered investment grade. These ratings are designated as Moody's Investment Grade (MIG)
and are divided  into three  levels -- MIG 1 through MIG 3. In  addition,  those short-term  obligations  that are of  speculative  quality are designated SG, or speculative grade.

     In the case of variable rate demand  obligations  (VRDOs),  a two-component rating is assigned.  The first  element  represents  Moody's  evaluation  of the degree of risk associated with scheduled  principal and interest  payments.  The second element  represents  Moody's  evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity.  By contrast,  VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1: Denotes  superior  credit  quality.  Excellent  protection is afforded  by  established  cash  flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of  protection  are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: Denotes  acceptable  credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

     SG: Denotes  speculative-grade  credit  quality.  Debt  instruments in this category may lack margins of protection.

     Standard  &  Poor's  Ratings  Services  ("Standard  &  Poor's"),  a
division of The McGraw-Hill Companies, Inc.

     LONG-TERM  ISSUE CREDIT  RATINGS Issue credit  ratings are based in varying degrees, on the following considerations:

o    Likelihood of  payment-capacity  and willingness of the obligor to meet its financial  commitment on an obligation in accordance  with the terms of the obligation;

o    Nature of and provisions of the obligation; and

o    Protection  afforded by, and relative  position of, the  obligation  in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue  ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation  rated `AAA' has the highest rating assigned by Standard
&  Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

     AA: An  obligation  rated `AA' differs from the  highest-rated  obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An  obligation  rated `A' are somewhat more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than obligations in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated `BBB' exhibits  adequate  protection  parameters.
However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.

   BB, B, CCC, CC, and C

     An obligation rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant  speculative  characteristics.  `BB'  indicates  the least degree of speculation and `C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

     BB: An obligation  rated `BB' are less  vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,  financial,  or economic  conditions,  which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation.

     B:  An  obligation  rated  `B'  are  more  vulnerable  to  nonpayment  than obligations  rated `BB', but the obligor  currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation  rated `CCC' are currently  vulnerable to nonpayment and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

     C: The `C'  rating  may be used to  cover a  situation  where a  bankruptcy petition has been filed or similar  action has been taken,  but payments on this obligation are being continued.

     D: An obligation rated `D' are in payment default.  The `D' rating category is used when payments on an obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &  Poor's believes that such payments  will be made during such grace  period.  The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
(+) or  minus  (-)  sign to show  relative  standing  within  the  major  rating categories.

     c: The `c' subscript is used to provide additional information to investors that the bank may terminate its  obligation  to purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service  requirements  is largely or entirely  dependent upon the  successful,  timely  completion of the project.
This rating,  however,  while addressing credit quality subsequent to completion of the  project,  makes no comment on the  likelihood  of or the risk of default upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation  confirming investments and cash flows.

     r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that Standard  &  Poor's  believes may  experience  high  volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations  are  securities  with  principal  or  interest  return  indexed  to
equities,   commodities,   or  currencies;   certain  swaps  and  options;   and
interest-only  and  principal-only  mortgage  securities.  The absence of an `r'
symbol should not be taken as an indication  that an obligation  will exhibit no volatility or variability in total return.

   N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic  corporate  and  municipal  issues.  The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

   Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general.

     SHORT-TERM ISSUE CREDIT RATINGS  Short-term  ratings are generally assigned to those obligations  considered short-term in the relevant market. In the U.S., for example,  that means  obligations with an original  maturity of no more than
365 days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by  Standard  &  Poor's.  The  obligor's  capacity  to  meet  its  financial
commitment  on  the  obligation  is  strong.   Within  this  category,   certain
obligations  are  designated  with a plus  sign  (+).  This  indicates  that the obligor's  capacity to meet its  financial  commitment on these  obligations  is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A  short-term  obligation  rated "A-3"  exhibits  adequate  protection parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the  applicable  grace period has not  expired,  unless  Standard  &
Poor's  believes that such  payments will be made during such grace period.  The
"D" rating  also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

     Notes. A Standard &  Poor's note rating reflects the liquidity  factors and market  access risks unique to notes.  Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.  The following  criteria will be used in making that assessment:

o.....Amortization  schedule-the  larger the final  maturity  relative  to other maturities, the more likely it will be treated as a note; and

o    Source of  payment-the  more  dependent  the issue is on the market for its refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

     Fitch,  Inc.  International  credit  ratings  assess the  capacity  to meet foreign  currency or local  currency  commitments.  Both "foreign  currency" and
"local currency" ratings are internationally  comparable assessments.  The local currency  rating  measures  the  probability  of  payment  within  the  relevant sovereign  state's currency and  jurisdiction and therefore,  unlike the foreign currency  rating,  does not take account of the possibility of foreign  exchange controls limiting transfer into foreign currency.

     INTERNATIONAL  LONG-TERM CREDIT RATINGS The following ratings scale applies to foreign currency and local currency ratings. Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit risk.  The capacity for timely  payment of financial  commitments  is considered strong.  This  capacity  may,  nevertheless,  be more  vulnerable  to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

   Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are
based  on  their  prospects  for  achieving   partial  or  full  recovery  in  a
reorganization or liquidation of the obligor. While expected recovery values are highly  speculative  and cannot be estimated with any  precision,  the following serve as general  guidelines.  "DDD"  obligations have the highest potential for recovery,  around  90%-100% of outstanding  amounts and accrued  interest.  "DD"
indicates  potential  recoveries  in the range of  50%-90%,  and "D" the  lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.  Plus (+) and minus (-) signs may be appended to a rating  symbol to denote  relative  status within the major rating categories.  Plus and minus  signs are not  added to the  "AAA"  category  or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

     INTERNATIONAL SHORT-TERM CREDIT RATINGS The following ratings scale applies to foreign currency and local currency  ratings.  A short-term rating has a time horizon of less than 12 months for most  obligations,  or up to three  years for
U.S.  public  finance  securities,  and  thus  places  greater  emphasis  on the liquidity necessary to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial commitments.  May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
commitments is adequate.  However,  near-term  adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
commitments,  plus  vulnerability to near-term  adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Denotes actual or imminent payment default.

                     B-1
                 Appendix B

   MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

   Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                     C-13
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

For the purposes of some of the waivers described below and in the Prospectus and SAI of the applicable Oppenheimer funds, the term "Retirement Plan"
refers to the following types of plans:

         1) plans created or under Sections 401(a) or 401(k) of the Internal
            Revenue Code,

         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
      Purchases of Class A shares aggregating $1 million or more.
      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").

         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $5 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.

         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
      The Manager or its affiliates.
      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment adviser or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

      Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

      A unit investment trust that has entered into an appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
      A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

      Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insureance companies, or serviced by recordkeepers.

      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
      Shares purchased in amounts of less than $5.

Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
      Retirement Plans that have $5 million or more in plan assets.
      Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability (as defined in the
         Internal Revenue Code).

      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
      Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
      Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      Shares issued in plans of reorganization to which the Fund is a party.
      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or SAI of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when
OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.

   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
      purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and SAI.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
          Funds Who Were Shareholders of Connecticut Mutual Investment
                                 Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
      the Manager and its affiliates,

      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's SAI) of the
         Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,

      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

      dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
      dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior distributor of the
      Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer Rochester National Municipals

Internet Website
     www.oppenheimerfunds.com

Investment Adviser

     OppenheimerFunds, Inc.
     Two World Financial Center,
     225 Liberty Street, 11th Floor,
     New York, New York 10281-1008

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Financial Center,
     225 Liberty Street, 11th Floor,
     New York, New York 10281-1008
Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP(225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019

1234
PX795.001.0906

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this SAI refers to those Trustees who are not
"interested persons" of the Fund and the Trust and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                   OPPENHEIMER MULTI-STATE MUNICIPAL TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits

(a)   Amended and Restated Declaration of Trust dated August 1, 2002:
Previously filed with Registrant's Post-Effective Amendment No. 27 (September
27, 2002), and incorporated herein by reference.

 (b)  Amended and Restated By-Laws dated as of December 14, 2000: Previously filed with Registrant's Post-Effective Amendment No. 27 (September 27, 2002),
and incorporated herein by reference.

(c)   (i) Oppenheimer Pennsylvania Municipal Fund Specimen Class A Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (ii) Oppenheimer Pennsylvania Municipal Fund Specimen Class B Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (iii) Oppenheimer Pennsylvania Municipal Fund Specimen Class C Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (iv)   Oppenheimer Rochester National Municipals Specimen Class A Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (v) Oppenheimer Rochester National Municipals Specimen Class B Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (vi) Oppenheimer Rochester National Municipals Specimen Class C Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (vii) Oppenheimer New Jersey Municipal Fund Specimen Class A Share
Certificate:  Previously filed with Registrant's Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (viii)  Oppenheimer  New Jersey  Municipal  Fund Specimen  Class B Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

      (ix)  Oppenheimer  New  Jersey  Municipal  Fund  Specimen  Class C Share
Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
26 (November 21, 2001), and incorporated herein by reference.

(d)   (i) Amended and Restated Investment Advisory Agreement for Oppenheimer
Pennsylvania Municipal Fund dated January 1, 2005: Previously filed with
Registrants Post-Effective Amendment No. 31 (November 28, 2005) and
incorporated herein by reference.

      (ii) Amended and Restated Investment Advisory Agreement for Oppenheimer
Rochester National Municipals, dated January 1, 2005: Previously filed with
Registrants Post-Effective Amendment No 31 (November 28, 2005) and
incorporated herein by reference.

      (iii) Investment Advisory Agreement for Oppenheimer New Jersey
Municipal Fund dated January 1, 2005: Previously filed with Registrants
Post-Effective Amendment No 31 (November 28, 2005) and incorporated herein by reference.

(e)   (i) General Distributor's Agreement dated August 19, 1993:  Previously filed with Registrant's Post-Effective Amendment No. 12 (April 25, 1995), and
incorporated herein by reference.

      (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), 10/28/98, and incorporated by reference.

(g)   (i) Global Custodial Services Agreement as amended June 9, 2005, between Registrant and Citibank, N.A.: Previously filed with the Initial
Registration Statement of Oppenheimer International Diversified Fund (Reg.
No. 333-125805), 6/14/05, and incorporated herein by reference.

      (ii) Global Custodial Services Agreement dated May 3, 2001 between
Registrant and Citibank, N.A.: Previously filed with Post-Effective Amendment
No. 33 to the Registration Statement of Centennial Money Market Trust (Reg.
No. 2-65245), 10/25/01, and incorporated herein by reference.

      (iii) Amended and Restated  Foreign Custody Manager  Agreement dated May
31, 2001, as amended July 15, 2003,  between  Registrant  and Citibank,  N.A.:
Previously  filed with the  Pre-Effective  Amendment No. 1 to the Registration
Statement  of  Oppenheimer   International  Large-Cap  Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated  September  15,  1989:  Previously
filed  with  Registrant's   Pre-Effective  Amendment  No.  2  to  Registrant's
Registration   Statement  (September  18,  1989),  refiled  with  Registrant's
Post-Effective  Amendment  No. 12,  (April 25,  1995)  pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

(j)   Independent Auditors' Consent: Filed herewith.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant dated
August 29, 1989: Previously filed with Registrant's Post-Effective Amendment
No. 3 (April 30, 1991, refiled with Registrant's Post-Effective Amendment No.
12, (April 25, 1995) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m)   (i) Amended and Restated Service Plan and Agreement for Class A shares of Oppenheimer Pennsylvania Municipal Fund dated October 26, 2005: Filed herewith.

(ii)  Amended and Restated Distribution and Service Plan and Agreement for
Class B shares of Oppenheimer Pennsylvania Municipal Fund dated October 26,
2005: Filed herewith.  (ii)

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
for Class C shares of  Oppenheimer  Pennsylvania  Municipal Fund dated October
26, 2005: Filed herewith.

      (iv) Amended and Restated  Service Plan and Agreement for Class A shares of Oppenheimer  Rochester  National  Municipals  dated October 26, 2005: Filed herewith.

      (v) Amended and Restated  Distribution  and Service  Plan and  Agreement
for Class B shares of Oppenheimer  Rochester National Municipals dated October
26, 2005: Filed herewith.

      (vi) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares of Rochester National Municipals dated October 26, 2005:
Filed herewith.

      (vii) Amended and Restated Service Plan and Agreement for Class A
shares of Oppenheimer New Jersey Municipal Fund dated October 26, 2005: Filed herewith.

      (viii) Amended and Restated Distribution and Service Plan and Agreement
for Class B shares of Oppenheimer New Jersey Municipal Fund dated October 26,
2005: Filed herewith.

      (ix) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares of Oppenheimer New Jersey Municipal Fund dated October 26,
2005: Filed herewith.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3, updated through
8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), 09/27/05, and incorporated herein by reference.

(o)   (i) Powers of Attorney for all Trustees/Directors dated June 21, 2006:
Previously filed with the Initial Registration Statement of Oppenheimer
Absolute Return Fund (Reg. No. 333-135492),(6/30/06), and incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
March  31,  2006  under  Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously filed with the Post-Effective  Amendment No. 13 to the Registration
Statement  of  Oppenheimer  MidCap  Fund (Reg.  No.  333-31533),  4/7/06,  and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------

Name and Current Position
with OppenheimerFunds, Inc.    Other  Business and  Connections  During the Past
                               Two Years

---------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Timothy L. Abbuhl,         Vice President of OppenheimerFunds Distributor, Inc.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Emeline S. Adwers,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert Agan,               Senior  Vice  President  of  Shareholder   Financial
 Senior Vice President      Services,  Inc.  and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds   Distributor,
                            Inc.,  Centennial Asset  Management  Corporation and
                            OFI Private Investments Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carl Algermissen,          Formerly   Associate   Counsel  &  Legal  Compliance
 Vice President &           Officer at Great  West-Life & Annuity  Insurance Co.
 Associate Counsel          (February 2004-October 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michael Amato,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Erik Anderson,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Tracey Beck                None
 Apostolopoulos,
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Janette Aprilante,         Secretary  (since  December  2001)  of:   Centennial
 Vice President & Secretary Asset   Management   Corporation,   OppenheimerFunds
                            Distributor,   Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June  2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder   Financial
                            Services,  Inc., Shareholder Services, Inc., Trinity
                            Investment  Management  Corporation  (since  January
                            2005),  OppenheimerFunds Legacy Program, OFI Private
                            Investments   Inc.   (since   June   2003)  and  OFI
                            Institutional  Asset  Management,  Inc.  (since June
                            2003).  Assistant  Secretary  of OFI  Trust  Company
                            (since December 2001).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Hany S. Ayad,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert Baker,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James F. Bailey,           Senior Vice President of Shareholder Services,  Inc.
 Senior Vice President      (since March 2006).  Formerly  Vice  President at T.
                            Row Price Group (September 2000 - January 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michael Baldwin,           President  and  Director  of  Shareholder  Financial
 Executive Vice President   Services,   Inc.  and  Shareholder  Services,   Inc.
                            Formerly  Managing  Director at Deutsche Bank (March
                            2001 - March 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Michael Banta,        None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joanne Bardell,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Adam Bass,                 None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kevin Baum,                None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jeff Baumgartner,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marc Baylin,               Formerly  Portfolio  Manager  at J.P.  Morgan  (June
 Vice President             2002-August 2005.)

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Todd Becerra,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lalit K. Behal             Assistant  Secretary of HarbourView Asset Management
 Assistant Vice President   Corporation.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathleen Beichert,         Vice President of OppenheimerFunds Distributor, Inc.
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gerald B. Bellamy,         Assistant  Vice  President  (Sales  Manager  of  the
 Assistant Vice President   International  Division) of OFI Institutional  Asset
                            Management, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Erik S. Berg,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert Bertucci,           None
 Assistant Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rajeev Bhaman,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Craig Billings,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark Binning,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert J. Bishop,          Treasurer  (since October 2003) of  OppenheimerFunds
 Vice President             Distributor,  Inc. and Centennial  Asset  Management
                            Corporation.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Beth Bleimehl,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John R. Blomfield,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa I. Bloomberg,         None.
 Vice President &
 Associate Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Veronika Boesch,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Chad Boll,                 None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Antulio N. Bomfim,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michelle Borre Massick,    None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lori E. Bostrom,           Formerly  Vice  President  &  Corporate  Counsel  at
 Vice President & Senior    Prudential  Financial Inc.  (October 2002 - November
 Counsel                    2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa Bourgeois,            Assistant Vice  President of  Shareholder  Services,
 Assistant Vice President   Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Boydell,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michael Bromberg,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joan Brunelle,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kristine Bryan-Levin,      Formerly  Senior Vice  President  at Brown  Brothers
 Vice President             Harriman (November 2002 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Stephanie Bullington,      Formerly Fund Accounting  Manager at Madison Capital
 Assistant Vice President   Management  Company  (July  2005 - October  2005 and
                            Fund   Accounting   Officer  at   Butterfield   Fund
                            Services   (Bermuda)   Limited   (a   wholly   owned
                            subsidiary  of the  Bank of NT  Butterfield  & Sons)
                            (September 2003 - June 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Paul Burke,                None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark Burns,                None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Geoffrey Caan,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Patrick Campbell,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Catherine Carroll,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Debra Casey,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Maria Castro,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa Chaffee,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Charles Chibnik,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Patrick Sheng Chu,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brett Clark,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 H.C. Digby Clements,       None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Peter V. Cocuzza,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gerald James Concepcion,   Formerly  (until  November  2004)  an RIA  Marketing
 Assistant Vice President   Associate of OppenheimerFunds, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert Corbett,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Susan Cornwell,            Senior  Vice  President  of  Shareholder   Financial
 Senior Vice President      Services, Inc. and Shareholder Services,  Inc.; Vice
                            President  of  OppenheimerFunds  Distributor,  Inc.,
                            Centennial   Asset   Management    Corporation   and
                            OppenheimerFunds Legacy Program.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Cheryl Corrigan,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Belinda J. Cosper,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Scott Cottier,             None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Laura Coulston,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 George Curry,              Vice President of OppenheimerFunds Distributor, Inc.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Julie C. Cusker,           None
 Assistant Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kevin Dachille,            Formerly Fixed Income Director at National  Railroad
 Vice President             Retirement Investment Trust (May 2003 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Damian,               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Richard Demarco,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Craig P. Dinsell,          None
 Executive Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Randall C. Dishmon,        None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gavin Dobson,              Formerly  President  at Britannic  Asset  Management
 Vice President             International (September 2001 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rebecca K. Dolan,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Steven D. Dombrower,       Senior Vice  President  of OFI  Private  Investments
 Vice President             Inc.;    Vice    President    of    OppenheimerFunds
                            Distributor, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Doyle,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Bruce C. Dunbar,           None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian Dvorak,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Richard Edmiston,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 A. Taylor Edwards,         Formerly  Associate at Dechert LLP (September 2000 -
 Assistant Vice President   December 2005).
 & Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Venkat Eleswarapu,         Formerly  Associate  Professor  of  Finance at Texas
 Vice President             Tech  University  (July  2005 -  December  2005) and
                            Assistant   Professor   of   Finance   at   Southern
                            Methodist University (January 1999 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel R. Engstrom,        None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James Robert Erven         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 George R. Evans,           None
 Senior Vice President &
 Director of International
 Equities

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Edward N. Everett,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathy Faber,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Falicia,             None  Assistant  Secretary  (as  of  July  2004)  of
 Assistant Vice President   HarbourView Asset Management Corporation.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Matthew Farkas,            Formerly  Associate at Epstein Becker & Grenn,  P.C.
 Assistant Vice President   (September 2000 - March 2006).
 and Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kristie Feinberg,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Emmanuel Ferreira,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Ronald H. Fielding,        Vice  President  of  OppenheimerFunds   Distributor,
 Senior Vice President;     Inc.;  Director  of ICI  Mutual  Insurance  Company;
 Chairman of the Rochester  Governor  of St.  John's  College;  Chairman  of the
 Division                   Board  of  Directors  of  International   Museum  of
                            Photography at George Eastman House.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Bradley G. Finkle,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John E. Forrest,           Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Foxhoven,            Assistant Vice President of OppenheimerFunds  Legacy
 Vice President             Program.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Colleen M. Franca,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Barbara Fraser,            Formerly  Attorney in Private Practice (April 2000 -
 Vice President &           November 2005).
 Associate Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Frengillo,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dominic Freud,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dan Gagliardo,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Hazem Gamal,               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Seth Gelman,               None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Timothy Gerlach,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Subrata Ghose,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Charles W. Gilbert,        None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kurt Gibson,               Formerly  Manager at Barclays  Capital (January 2002
 Assistant Vice President   - April 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Phillip S. Gillespie,      None.
 Senior Vice President &
 Assistant Secretary

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Alan C. Gilston,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jacqueline Girvin-Harkins, None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jill E. Glazerman,         None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Benjamin J. Gord,          Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation   and   of   OFI   Institutional   Asset
                            Management, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Leyla Greengard,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert B. Grill,           None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carol Guttzeit,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert Haley,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marilyn Hall,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kelly Haney,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Steve Hauenstein,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert W. Hawkins,         Formerly an  Associate  at Shearman and Sterling LLP
 Assistant Vice President   (July 2004 - August 2005).
 & Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas B. Hayes,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jennifer Heathwood,        None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Heidi Heikenfeld,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Annika Helgerson,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Edward Henderson,          Formerly  Director of Corporate  Purchasing and Risk
 Assistant Vice President   Management  at  StarTek  Inc.  (January  2003  - May
                            2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel Hermann,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dennis Hess,               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joseph Higgins,            Vice   President   of   OFI   Institutional    Asset
 Vice President             Management, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dorothy F. Hirshman,       None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel Hoelscher,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian Hourihan,            Assistant   Secretary  of  OFI  Institutional  Asset
 Vice President &           Management,  Inc. (since April 2006).  Formerly Vice
 Associate Counsel          President  and  Senior   Counsel  at   Massachusetts
                            Financial Service Company (June 2004 - March 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Edward Hrybenko,           Vice President of OppenheimerFunds Distributor, Inc.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Scott T. Huebl,            Assistant Vice President of OppenheimerFunds  Legacy
 Vice President             Program.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Margaret Hui,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dana Hunter,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Huttlin,              Senior    Vice    President    (Director    of   the
 Vice President             International  Division) (since January 2004) of OFI
                            Institutional   Asset  Management,   Inc.;  Director
                            (since   June  2003)  of   OppenheimerFunds   (Asia)
                            Limited.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James G. Hyland,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kelly Bridget Ireland,     None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathleen T. Ives,          Vice   President   and   Assistant    Secretary   of
 Vice President, Senior     OppenheimerFunds  Distributor,  Inc. and Shareholder
 Counsel & Assistant        Services,  Inc.;  Assistant  Secretary of Centennial
 Secretary                  Asset   Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial  Services,
                            Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 William Jaume,             Senior   Vice   President   of   HarbourView   Asset
 Vice President             Management  Corporation and OFI Institutional  Asset
                            Management, Inc.; Director of OFI Trust Company.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Frank V. Jennings,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Jennings,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Michael Johnson,      None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa Kadehjian,            Formerly  Vice  President,  Compensation  Manager at
 Assistant Vice President   The Bank of New York (November 1996-November 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Charles Kandilis,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rezo Kanovich,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas W. Keffer,          None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michael Keogh,             Vice President of OppenheimerFunds Distributor, Inc.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Kiernan,              Formerly  Vice   President  and  Senior   Compliance
 Assistant Vice President   Officer,   Guardian  Trust   Company,   FSB  at  The
 & Marketing Compliance     Guardian Life  Insurance  Company of America  (since
 Manager                    February 1998 - November 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Audrey Kiszla              Formerly Vice  President at First  Horizon  Merchant
 Vice President             Services  (December  2005- May  2006);  Director  at
                            Janus (January 1998 - August 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Martin S. Korn,            None.
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dimitrios Kourkoulakos,    None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian Kramer,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Paul Kunz,                 None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gloria LaFond,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa Lamentino,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Tracey Lange,              Vice  President  of  OppenheimerFunds   Distributor,
 Vice President             Inc. and OFI Private Investments Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jeffrey P. Lagarce,        President  of OFI  Institutional  Asset  Management,
 Senior Vice President      Inc. as of January  2005.  Formerly  Executive  Vice
                            President-Head  of  Fidelity   Tax-Exempt   Services
                            Business    at    Fidelity    Investments    (August
                            1996-January 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Latino,               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kristina Lawrence,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gayle Leavitt,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Christopher M. Leavy,      None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kevin Lee,                 Formerly  Vice  President  at  Delaware  Investments
 Vice President             (October 2000 - February 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Randy Legg,                None
 Vice President &
 Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Laura Leitzinger,          Senior Vice President of Shareholder Services,  Inc.
 Senior Vice President      and Shareholder Financial Services, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Justin Leverenz,           None  Formerly,  a  research/technology  analyst  at
 Vice President             Goldman Sachs, Taiwan (May 2002-May 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michael S. Levine,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian Levitt,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gang Li,                   None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Shanquan Li,               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Julie A. Libby,            Senior Vice  President  of OFI  Private  Investments
 Senior Vice President      Inc.  Formerly  Executive  Vice  President  &  Chief
                            Operating  Officer  at Fred Alger  Management,  Inc.
                            (July 1996 - February 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel Lifshey,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mitchell J. Lindauer,      None
 Vice President &
 Assistant General Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Bill Linden,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Malissa B. Lischin,        Assistant   Vice   President   of   OppenheimerFunds
 Vice President             Distributor, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David P. Lolli,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Daniel G. Loughran         None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Patricia Lovett,           Vice  President of Shareholder  Financial  Services,
 Vice President             Inc.  and  Senior  Vice   President  of  Shareholder
                            Services, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Misha Lozovik,             Formerly  Senior  Director at  Clinical  Development
 Vice President             Capital  LLC/Care Capital LLC (August 2002 - October
                            2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Steven Lucaccini,          Formerly  Director  and High  Yield  Analyst  at UBS
 Assistant Vice President   Global  Asset  Management  (November  2001  -  April
                            2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Dongyan Ma,                None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Steve Macchia,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark H. Madden,            None.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jerry Mandzij,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Angelo G. Manioudakis      Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management  Corporation  and  of  OFI  Institutional
                            Asset Management, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carolyn Maxson,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 William T. Mazzafro,       Formerly  self-employed  as a consultant  securities
 Assistant Vice President   (January 2004 - December 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Trudi McKenna,             Formerly   Leadership   Development   Supervisor  at
 Assistant Vice President   JetBlue Airways (July 2003 - October 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jay Mewhirter,             Formerly  Director  of  Application  Development  at
 Vice President             AMVESCAP (September 1999 - March 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Elizabeth McCormack,       Vice   President   and   Assistant    Secretary   of
 Vice President             HarbourView Asset Management Corporation.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joseph McDonnell,          Formerly  Senior  Vice  President  at  Lehman  Bros.
 Vice President             (April 1995 - March 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joseph McGovern,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Charles L. McKenzie,       Chairman  of the Board,  Director,  Chief  Executive
 Senior Vice President      Officer  and   President   of  OFI  Trust   Company;
                            Chairman,  Chief Executive Officer, Chief Investment
                            Officer  and  Director  of OFI  Institutional  Asset
                            Management,    Inc.;   Chief   Executive    Officer,
                            President,  Senior Managing Director and Director of
                            HarbourView Asset Management Corporation;  Chairman,
                            President;    Director    of   Trinity    Investment
                            Management   Corporation   and  Vice   President  of
                            Oppenheimer Real Asset Management, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michael Medev,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lucienne Mercogliano,      None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Andrew J. Mika,            None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jan Miller,                Formerly a  Supervisor  at Janus  (May  2004-October
 Assistant Vice President   2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Heather Minks              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rejeev Mohammed,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Nikolaos D. Monoyios,      None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jill Mulachy,              None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John V. Murphy,            President  and  Management  Director of  Oppenheimer
 Chairman, President,       Acquisition   Corp.;   President   and  Director  of
 Chief                      Oppenheimer Real Asset  Management,  Inc.;  Chairman
 Executive Officer &        and  Director  of  Shareholder  Services,  Inc.  and
 Director                   Shareholder  Financial  Services,  Inc.; Director of
                            Centennial     Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,      Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,   Trinity
                            Investment Management  Corporation,  Tremont Capital
                            Management,   Inc.,   HarbourView  Asset  Management
                            Corporation  and  OFI  Private   Investments   Inc.;
                            Executive  Vice  President of  Massachusetts  Mutual
                            Life Insurance Company;  Director of DLB Acquisition
                            Corporation;  a  member  of the  Investment  Company
                            Institute's Board of Governors.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Meaghan Murphy,            Formerly  Marketing  Professional,  RFP Writer at JP
 Assistant Vice President   Morgan Fleming Asset  Management (May 2002 - October
                            2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Suzanne Murphy,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas J. Murray,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kenneth Nadler,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Paul Newman,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Richard Nichols,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 William Norman,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James B. O'Connell,        Formerly    a    Senior    Designer    Manager    of
 Assistant Vice President   OppenheimerFunds, Inc. (April 2002 - December 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Matthew O'Donnell,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Tony Oh,                   Formerly  Director  of  SEC  Reporting  at  Teletech
 Assistant Vice President   Holdings (July 2004 - April 2005.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John O'Hare,               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John J. Okray,             Formerly Vice  President,  Head of Trust  Operations
 Vice President             at Lehman Brothers (June 2004-October 2004)

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lerae A. Palumbo,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Anthony Parish,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kathleen Patton,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David P. Pellegrino,       None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Allison C. Pells,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert H. Pemble,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lori L. Penna,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian Petersen,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marmeline Petion-Midy,     None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Pfeffer,             Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President &    Management Corporation since February 2004.
 Chief Financial Officer

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Sanjeev Phansalkar,        Formerly   Consultant  at  The  Solomon-Page   Group
 Assistant Vice President   (October 2004 - September 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James F. Phillips,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Scott Phillips,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gary Pilc,                 None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John Piper,                Assistant Vice  President of  Shareholder  Services,
 Assistant Vice President   Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jeaneen Pisarra,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Nicolas Pisciotti,         Formerly  Assistant  Vice  President  at ING  (April
 Assistant Vice President   2002 - May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Poiesz,              None
 Senior Vice President,
 Head of Growth Equity
 Investments

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Sergei Polevikov,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Semyon Polyak,             Formerly Vice President and Co-Portfolio  Manager at
 Vice President             Pioneer Investments (June 1998 - August 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jeffrey Portnoy,           None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Preuss,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Ellen Puckett,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jane C. Putnam,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Paul Quarles,              Formerly a Principal at AIM Management  Group,  Inc.
 Assistant Vice President   (October 1997-October 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michael E. Quinn,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Julie S. Radtke,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Norma J. Rapini,           None
 Assistant Vice President :
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Corry E. Read,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marc Reinganum,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jill Reiter,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Eric Rhodes,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Eric Richter,              Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation.  Formerly  Investment Officer at Alaska
                            Permanent  Fund  Corporation  (April 2005 - February
                            2006);  Vice  President at Loomis Sayles & Co. (July
                            1997 - April 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Claire Ring,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Grace Roberts,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David Robertson,           Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert Robis,              Formerly a Proprietary  Trader at J.P.  Morgan Chase
 Assistant Vice President   & Co. (May 2004-May 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Antoinette Rodriguez,      None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Stacey Roode,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jeffrey S. Rosen,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Stacy Roth,                None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 James H. Ruff,             President    &    Director    of    OppenheimerFunds
 Executive Vice President   Distributor,  Inc. and Centennial  Asset  Management
                            Corporation;   Executive   Vice   President  of  OFI
                            Private Investments Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Adrienne Ruffle,           Formerly an  Associate  with Sidley  Austin  Brown &
 Assistant Vice President   Wood LLP (September 2002-February 2005).
 & Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kim Russomanno,            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Gerald Rutledge,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Julie Anne Ryan,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Timothy Ryan,              None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rohit Sah,                 None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Valerie Sanders,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Karen Sandler,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rudi W. Schadt,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Ellen P. Schoenfeld,       None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Patrick Schneider          Formerly  Human  Resources  Manager at ADT  Security
 Assistant Vice President   Services (December 2001 - July 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mary Beth Schellhorn,      Formerly   Human   Resources   Generalist  at  Misys
 Assistant Vice President   Banking Systems (November 2000 - June 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Scott A. Schwegel,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Allan P. Sedmak            None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jennifer L. Sexton,        Senior Vice  President  of OFI  Private  Investments
 Vice President             Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Asutosh Shah,              Formerly Vice President at Merrill Lynch  Investment
 Vice President             Managers (February 2002 - February 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kamal Shah,                Formerly  Senior  Vice  President  Chief  Technology
 Vice President             Officer at Tremont Capital  Management (March 1998 -
                            July 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Nava Sharma,               None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Siomades,           Formerly  Vice  President,  Portfolio  Management at
 Vice President             Curian Capital LLC (December 2002 - September 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 David C. Sitgreaves,       None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Edward James Sivigny       None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Enrique H. Smith,          None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Louis Sortino,             None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Keith J. Spencer,          None
 Senior Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Marco Antonio Spinar,      None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brett Stein                Formerly  Vice  President  of  Client   Services  at
 Vice President             XAware, Inc. (October 2002 - August 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Richard A. Stein,          None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Arthur P. Steinmetz,       Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management Corporation.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jennifer Stevens,          None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 John P. Stoma,             Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Amy Sullivan,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Deborah A. Sullivan,       Secretary of OFI Trust Company.
 Vice President &
 Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Michael Sussman,           Vice President of OppenheimerFunds Distributor, Inc.
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Thomas Swaney,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian C. Szilagyi,         Director of Financial  Reporting  and  Compliance at
 Assistant Vice President   First Data Corporation (April 2003-June 2004).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Matthew Tartaglia,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Martin Telles,             Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Vincent Toner,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Melinda Trujillo,          Formerly  Senior  Manager  at CoBank,  ACB  (January
 Assistant Vice President   2004 - April 2006).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Leonid Tsvayg,             None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Keith Tucker,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Cameron Ullyat,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Angela Uttaro,             None
 Assistant Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark S. Vandehey,          Vice  President  and  Chief  Compliance  Officer  of
 Senior Vice President &    OppenheimerFunds   Distributor,   Inc.,   Centennial
 Chief Compliance Officer   Asset   Management   Corporation   and   Shareholder
                            Services,   Inc.;   Chief   Compliance   Officer  of
                            HarbourView  Asset  Management   Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder   Financial
                            Services,   Inc.,  Trinity   Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program,  OFI
                            Private  Investments  Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Maureen Van Norstrand,     None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Nancy Vann,                Formerly   Assistant   General  Counsel  at  Reserve
 Vice President &           Management Company, Inc. (April to December 2004).
 Assistant Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Rene Vecka,                None
 Assistant Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Vincent Vermette,          Assistant   Vice   President   of   OppenheimerFunds
 Assistant Vice President   Distributor, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Elaine Villas-Obusan,      None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Phillip F. Vottiero,       None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lisa Walsh,                None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Jerry A. Webman,           Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management Corporation.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Christopher D. Weiler,     None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Adam Weiner,               None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Barry D. Weiss,            Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation  and  of  Centennial   Asset  Management
                            Corporation.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Melissa Lynn Weiss,        None
 Vice President &
 Associate Counsel

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Christine Wells,           None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Joseph J. Welsh,           Vice  President  of  HarbourView   Asset  Management
 Vice President             Corporation.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Diederick Werdmolder,      Director of OppenheimerFunds  International Ltd. and
 Senior Vice President      OppenheimerFunds  plc  and  OppenheimerFunds  (Asia)
                            Limited;  Senior Vice President  (Managing  Director
                            of the International  Division) of OFI Institutional
                            Asset Management, Inc..

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Catherine M. White,        Assistant   Vice   President   of   OppenheimerFunds
 Assistant Vice President   Distributor,  Inc.;  member of the American  Society
                            of Pension Actuaries (ASPA) since 1995.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 William L. Wilby,          None
 Senior Vice President &
 Senior Investment
 Officer, Director of
 Equities

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Troy Willis,               None
 Vice President:
 Rochester Division

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Donna M. Winn,             President,  Chief  Executive  Officer & Director  of
 Senior Vice President      OFI Private  Investments Inc.;  Director & President
                            of  OppenheimerFunds  Legacy  Program;  Senior  Vice
                            President of OppenheimerFunds Distributor, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Philip Witkower,           Senior   Vice    President    of    OppenheimerFunds
 Senior Vice President      Distributor, Inc.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Brian W. Wixted,           Treasurer   of    HarbourView    Asset    Management
 Senior Vice President &    Corporation;  OppenheimerFunds  International  Ltd.,
 Treasurer                  Oppenheimer    Real    Asset    Management,    Inc.,
                            Shareholder  Services,  Inc.,  Shareholder Financial
                            Services,  Inc., OFI Private  Investments  Inc., OFI
                            Institutional      Asset      Management,      Inc.,
                            OppenheimerFunds  plc  and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief  Financial  Officer of
                            OFI   Trust   Company;    Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Carol E. Wolf,             Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management   Corporation  and  of  Centennial  Asset
                            Management  Corporation;  serves on the Board of the
                            Colorado Ballet.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Oliver Wolff,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Kurt Wolfgruber,           Director  of  Tremont  Capital   Management,   Inc.,
 Executive Vice President,  HarbourView  Asset  Management  Corporation  and OFI
 Chief Investment Officer   Institutional  Asset  Management,  Inc.  (since June
 & Director                 2003).    Management    Director   of    Oppenheimer
                            Acquisition Corp. (since December 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Caleb C. Wong,             None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Edward C. Yoensky,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Geoff Youell,              Formerly   Principal   Consultant   at  XAware   Inc
 Assistant Vice President   (January 2004 - June 2005).

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Lucy Zachman,              None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Robert G. Zack             General  Counsel  of  Centennial   Asset  Management
 Executive Vice President   Corporation;   General   Counsel  and   Director  of
                            OppenheimerFunds  Distributor,   Inc.;  Senior  Vice
 General Counsel            President and General  Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional  Asset
                            Management,  Inc.;  Senior Vice  President,  General
                            Counsel  and  Director  of   Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc.,  OFI
                            Private  Investments  Inc.  and OFI  Trust  Company;
                            Director     and     Assistant      Secretary     of
                            OppenheimerFunds      International      Ltd     and
                            OppenheimerFunds plc; Vice President,  Secretary and
                            General  Counsel of Oppenheimer  Acquisition  Corp.;
                            Director of Oppenheimer Real Asset Management,  Inc.
                            and OppenheimerFunds  (Asia) Limited; Vice President
                            of OppenheimerFunds Legacy Program.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Neal A. Zamore,            None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Anna Zatulovskaya,         None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Mark D. Zavanelli,         None
 Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Alex Zhou,                 None
 Assistant Vice President

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Ronald Zibelli,            Formerly  Managing  Director  and Small  Cap  Growth
 Vice President             Team Leader at Merrill Lynch.

 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------

 Arthur J. Zimmer,          Senior   Vice   President   of   HarbourView   Asset
 Senior Vice President      Management Corporation.

 --------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):

     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA

   Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial Asset Management  Corporation,  Oppenheimer Real Asset  Management,
Inc.  and   OppenheimerFunds   Legacy   Program  is  6803  South  Tucson  Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer Acquisition Corp., OFI
Private  Investments,  Inc.,  OFI  Institutional  Asset  Management,  Inc. and
Oppenheimer Trust Company is Two World Financial  Center,  225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Capital Management,  Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of  OppenheimerFunds  (Asia) Limited is Central Tower,  28 Queen's
Road, Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Panorama Series Fund, Inc.)
and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:
---------------------------------------------------------------------------------

                                Position & Office         Position and Office
Name & Principal                with Underwriter          with Registrant
Business Address

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Abbhul(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony Allocco(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
1723 W. Nelson Street
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher Barlow(2)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rocco Benedetto(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sarah Bourgraf(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelanto Ciaglia(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Colby(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rodney Constable(1)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Fredrick Davis                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hillary Eigen(2)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deanna Farrugia(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley Finkle(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J") Fortuna(2)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Fuermann                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(4)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kahle Greenfield(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin J. Healy(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Amy Huber(1)                    Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shonda Rae Jaquez(2)            Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Kristenson(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter Maddox(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Noah Miller(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clint Modler(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President & Trustee

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Nelkin(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin P. Neznek(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Park(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine M. Puleo-Carter(2)       Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William J. Raynor(5)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nicole Robbins(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Sexton(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Sheluck(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryant Smith(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alfred St. John(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss(3)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cynthia Walloga(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan Wilde(1)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie Wimer(2)                  Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Wisneski(1)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Meredith Wolff(2)               Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General Counsel &         Secretary
                                Director

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Zito(1)                  Vice President            None

---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008

(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of (the Securities Act and) the Investment
Company Act, the Fund  (certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the
Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 25th day of September, 2006.

                              Oppenheimer Multi-State Municipal Trust

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ Clayton K. Yeutter*      Chairman of the

------------------           Board of Trustees           September 25, 2006
Clayton K. Yeutter

/s/Joseph Wikler             Vice Chairman of the        September 25, 2006
-------------------------    Board and Trustee
Joseph Wikler

/s/ John V. Murphy*          President, Principal

--------------------------   Executive Officer           September 25, 2006
John V. Murphy               & Trustee

/s/ Brian W. Wixted*         Treasurer, Principal        September 25, 2006
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     September 25, 2006

-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     September 25, 2006

---------------------------
Phillip A. Griffiths

/s/ Joel W. Motley*          Trustee                     September 25, 2006

------------------------
Joel W. Motley

/s/ Kenneth A. Randall*      Trustee                     September 25, 2006

----------------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*                            Trustee  September
25, 2006

---------------------------------
Russell S. Reynolds, Jr.

/s/ Peter I. Wold*           Trustee                     September 25, 2006

-------------------------
Peter I. Wold

/s/ Brian F. Wruble*         Trustee                     September 25, 2006

-------------------------
Brian F. Wruble

*By: /s/ Mitchell J. Lindauer
-----------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                    Oppenheimer Multi-State Municipal Trust

                       Post-Effective Amendment No. 32

                          Registration No. 33-30198

EXHIBIT INDEX

Exhibit No.       Description

23 (j)            Independent Registered Public Accounting Firm's Consent

23(m)(i)          Amended and Restated Distribution and Service Plan and
                  Agreement for Class A shares of Oppenheimer Pennsylvania
                  Municipal Fund

23(m)(ii)         Amended and Restated Distribution and Service Plan and
                  Agreement for Class B shares of Oppenheimer Pennsylvania
                  Municipal Fund

23(m)(iii)        Amended and Restated Distribution and Service Plan and
                  Agreement for Class C Shares of Oppenheimer Pennsylvania
                  Municipal Fund

23(m)(iv)         Amended and Restated Distribution and Service Plan and
                  Agreement for Class A shares of Oppenheimer Rochester
                  National Municipals

23(m)(v)          Amended and Restated Distribution and Service Plan and
                  Agreement for Class B shares of Oppenheimer Rochester
                  National Municipals

23(m)(vi)         Amended and Restated Distribution and Service Plan and
                  Agreement for Class C Shares of Oppenheimer Rochester
                  National Municipals

23(m)(vii)        Amended and Restated Distribution and Service Plan and
                  Agreement for Class A shares of Oppenheimer New Jersey
                  Municipal Fund

23(m)(viii)       Amended and Restated Distribution and Service Plan and
                  Agreement for Class B shares of Oppenheimer New Jersey
                  Municipal Fund

23(m)(ix)         Amended and Restated Distribution and Service Plan and
                  Agreement for Class C Shares of Oppenheimer New Jersey
                  Municipal Fund